UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/16

Date of reporting period: 03/31/16

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—48.2%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$966,949

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	199,831

Automobiles—1.0%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,101,628
1.375%	08/01/2017	^	980,000	982,878
Hyundai Capital America
2.500%	03/18/2019	^	990,000	998,411
2.125%	10/02/2017	^	265,000	265,760
2.000%	03/19/2018	^	600,000	604,528
Nissan Motor Acceptance Corp.
2.000%	03/08/2019	^	890,000	897,422
1.950%	09/12/2017	^	650,000	652,588
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	673,129
1.250%	05/23/2017	^	1,520,000	1,509,809

				7,686,153

Banks—11.3%
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,910,000	1,924,380
Bank of America Corp.
6.500%	08/01/2016		2,500,000	2,544,700
3.875%	03/22/2017		200,000	204,677
Bank of America Corp. MTN
5.650%	05/01/2018		3,750,000	4,027,500
1.700%	08/25/2017		830,000	831,402
1.694%	03/22/2018	#	1,480,000	1,483,019
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,126,181
BB&T Corp. MTN
1.600%	08/15/2017		420,000	420,659
1.276%	02/01/2019	#	1,540,000	1,523,234
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,200,000	1,202,681
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		4,900,000	4,891,459
1.150%	11/21/2016		430,000	430,096
Capital One NA, Bank Note
1.650%	02/05/2018		1,070,000	1,062,770
1.500%	09/05/2017		1,040,000	1,035,934
CIT Group, Inc.
5.250%	03/15/2018		475,000	492,575
Citigroup, Inc.
2.650%	10/26/2020		6,029,000	6,092,365
2.400%	02/18/2020		600,000	602,849
1.850%	11/24/2017		940,000	942,502
Citizens Bank NA MTN
1.600%	12/04/2017		1,300,000	1,293,526
Citizens Bank NA, Bank Note
2.300%	12/03/2018		350,000	352,197
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018		900,000	901,676
Commonwealth Bank of Australia MTN (Australia)
2.050%	03/15/2019		820,000	829,633
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	1,001,679

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Credit Agricole SA (France)
1.782%	04/15/2016	#^		$1,080,000	$1,080,465
1.422%	04/15/2019	#^		700,000	692,887
Discover Bank
2.600%	11/13/2018			3,014,000	3,023,398
Fifth Third Bancorp
5.450%	01/15/2017			355,000	364,564
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019			510,000	514,822
HSBC Bank plc (United Kingdom)
1.258%	05/15/2018	#^	†	1,840,000	1,830,853
Huntington National Bank (The)
2.200%	11/06/2018			440,000	440,987
1.375%	04/24/2017			360,000	359,515
1.350%	08/02/2016			300,000	300,319
1.044%	04/24/2017	#		300,000	299,052
Huntington National Bank (The), Bank Note
1.300%	11/20/2016			590,000	590,116
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017			590,000	595,266
JPMorgan Chase & Co.
3.150%	07/05/2016			7,090,000	7,134,880
1.519%	01/25/2018	#		750,000	752,520
JPMorgan Chase & Co. MTN
1.350%	02/15/2017			1,540,000	1,543,587
KeyBank NA, Bank Note
2.350%	03/08/2019			610,000	615,788
1.100%	11/25/2016			320,000	320,237
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018			320,000	322,737
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^		1,260,000	1,255,608
1.249%	10/27/2017	#^		710,000	707,295
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017			1,160,000	1,157,759
1.250%	01/30/2017			870,000	870,332
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^		740,000	734,890
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^		610,000	609,657
1.300%	04/16/2017	^		610,000	608,839
1.080%	09/25/2017	#^		400,000	400,415
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^		260,000	260,072
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^		2,200,000	2,207,654
PNC Bank NA, Bank Note
1.950%	03/04/2019			900,000	908,852
1.150%	11/01/2016			400,000	400,543
Regions Bank, Bank Note
2.250%	09/14/2018			3,630,000	3,625,909
Regions Financial Corp.
2.000%	05/15/2018			920,000	914,627
Royal Bank of Scotland Group plc (United Kingdom)
1.875%	03/31/2017			1,000,000	998,262
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^		1,500,000	1,578,048
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^		4,100,000	4,110,090
1.500%	09/08/2017	^		2,000,000	1,983,454
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017			590,000	590,490

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SunTrust Bank
5.200%	01/17/2017		$1,320,000	$1,359,838
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,541,344
UBS Group Funding Jersey Ltd. (Jersey)
3.000%	04/15/2021	^	1,788,000	1,791,204
US Bank NA MTN
1.450%	01/29/2018		510,000	513,259
Wells Fargo Bank NA, Bank Note
1.650%	01/22/2018		1,560,000	1,572,148
Westpac Banking Corp. (Australia)
1.950%	11/23/2018		1,890,000	1,906,751

				88,607,027

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.
2.650%	02/01/2021		1,140,000	1,172,230
1.900%	02/01/2019		1,160,000	1,177,048
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	726,687
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,132,008

				4,207,973

Biotechnology—0.4%
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,743,910
Baxalta, Inc.
2.000%	06/22/2018	^	320,000	317,594
1.404%	06/22/2018	#^	580,000	568,545
Celgene Corp.
2.125%	08/15/2018		460,000	465,477

				3,095,526

Capital Markets—2.6%
Bank of New York Mellon Corp. (The) MTN
1.176%	08/01/2018	#	750,000	748,461
Credit Suisse AG (Switzerland)
1.750%	01/29/2018		800,000	801,636
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017		2,210,000	2,204,101
Goldman Sachs Group, Inc. (The)
2.750%	09/15/2020		5,005,000	5,082,953
Goldman Sachs Group, Inc. (The) MTN
1.718%	11/15/2018	#	910,000	910,258
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	482,832
ING Bank NV (Netherlands)
2.300%	03/22/2019	^	410,000	414,662
2.000%	11/26/2018	^	1,490,000	1,494,865
Morgan Stanley
1.761%	01/27/2020	#	2,010,000	1,997,998
Morgan Stanley MTN
6.625%	04/01/2018		740,000	808,856
2.450%	02/01/2019		3,500,000	3,554,187
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,600,000	1,605,874

				20,106,683

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,089,375

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face		Value
CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020	†			$700,000	$726,250

Communications Equipment—0.1%
Cisco Systems, Inc.
1.600%	02/28/2019				560,000	568,328

Consumer Finance—4.2%
Ally Financial, Inc.
3.250%	09/29/2017	†			1,200,000	1,195,500
American Express Co.
1.208%	05/22/2018		#		1,410,000	1,401,114
American Honda Finance Corp.
1.125%	10/07/2016				600,000	601,323
Capital One Financial Corp.
2.450%	04/24/2019				500,000	505,672
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017				730,000	732,427
1.000%	03/03/2017	†			1,030,000	1,031,479
Ford Motor Credit Co. LLC
4.250%	02/03/2017				800,000	818,017
3.336%	03/18/2021				1,659,000	1,709,128
3.000%	06/12/2017				690,000	699,313
1.724%	12/06/2017				1,504,000	1,493,523
1.684%	09/08/2017				1,350,000	1,344,896
1.557%	01/09/2018		#		2,200,000	2,175,019
Ford Motor Credit Co. LLC, Series 1
1.462%	03/12/2019		#		1,060,000	1,034,397
General Motors Financial Co., Inc.
3.000%	09/25/2017				890,000	898,538
2.400%	04/10/2018				1,900,000	1,900,500
HSBC Finance Corp.
1.065%	06/01/2016		#		4,000,000	3,999,004
HSBC USA, Inc.
1.700%	03/05/2018				1,410,000	1,407,077
1.508%	09/24/2018		#		900,000	896,017
International Lease Finance Corp.
3.875%	04/15/2018				1,095,000	1,103,979
2.584%	06/15/2016		#		1,295,000	1,296,272
John Deere Capital Corp.
1.050%	10/11/2016				560,000	560,769
John Deere Capital Corp. MTN
1.350%	01/16/2018				595,000	596,515
1.125%	06/12/2017				1,240,000	1,242,199
PACCAR Financial Corp. MTN
1.236%	12/06/2018		#		290,000	290,736
1.100%	06/06/2017				370,000	370,712
Synchrony Financial
3.000%	08/15/2019				580,000	589,653
2.600%	01/15/2019				560,000	561,560
1.875%	08/15/2017				460,000	458,730
1.849%	02/03/2020		#		380,000	367,523
Toyota Motor Credit Corp. MTN
1.550%	07/13/2018				1,320,000	1,332,209

						32,613,801

Diversified Financial Services—2.3%
Bank Nederlandse Gemeenten NV (Netherlands)
1.000%	02/12/2018		^		1,910,000	1,908,445
Cooperatieve Rabobank UA (Netherlands)
2.250%	01/14/2019				6,000,000	6,094,320
GE Capital UK Funding MTN (Ireland)
0.738%	03/20/2017		#	GBP	700,000	1,003,450

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
McGraw Hill Financial, Inc.
2.500%	08/15/2018		$827,000	$838,494
Moody’s Corp.
2.750%	07/15/2019		4,000,000	4,106,364
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^	1,200,000	1,201,301
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		800,000	802,724
1.250%	11/10/2017		830,000	831,187
1.201%	11/10/2018	#	1,010,000	1,002,223

				17,788,508

Diversified Telecommunication Services—2.1%
AT&T, Inc.
5.500%	02/01/2018		250,000	267,961
2.450%	06/30/2020		4,000,000	4,057,272
1.700%	06/01/2017		3,000,000	3,016,869
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	320,419
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	373,308
SBA Communications Corp.
5.625%	10/01/2019		430,000	450,425
Verizon Communications, Inc.
3.650%	09/14/2018		800,000	842,145
2.625%	02/21/2020		2,350,000	2,420,230
2.382%	09/14/2018	#	3,334,000	3,416,803
2.164%	09/15/2016	#	280,000	281,536
1.350%	06/09/2017		1,240,000	1,243,920

				16,690,888

Electric Utilities—0.5%
Duke Energy Corp.
1.009%	04/03/2017	#	460,000	456,984
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	788,399
1.084%	01/20/2017	#^	450,000	449,221
Southern California Edison Co.
1.845%	02/01/2022		1,885,714	1,863,031
Southern Power Co.
1.850%	12/01/2017		280,000	282,169

				3,839,804

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	469,343

Energy Equipment & Services—0.8%
Cameron International Corp.
1.400%	06/15/2017		400,000	395,307
Ensco plc (United Kingdom)
4.700%	03/15/2021		2,000,000	1,398,240
Halliburton Co.
2.700%	11/15/2020		2,700,000	2,742,881
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,195,453
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	812,241

				6,544,122

Food & Staples Retailing—0.6%
CVS Health Corp.
2.250%	12/05/2018		3,084,000	3,160,924
Kroger Co. (The)
2.200%	01/15/2017		650,000	654,997

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sysco Corp.
1.900%	04/01/2019		$260,000	$261,781
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		330,000	330,864

				4,408,566

Food Products—1.6%
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,076,613
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	6,233,000	6,294,115
1.600%	06/30/2017	^	1,270,000	1,274,475
Tyson Foods, Inc.
2.650%	08/15/2019		3,104,000	3,185,859
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	674,667
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	200,902
1.400%	10/21/2016	^	200,000	200,445

				12,907,076

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,025,000

Health Care Equipment & Supplies—1.0%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	431,987
1.450%	05/15/2017		1,800,000	1,803,377
Medtronic, Inc.
2.500%	03/15/2020		3,350,000	3,468,573
1.500%	03/15/2018		390,000	393,471
Stryker Corp.
2.000%	03/08/2019		420,000	424,786
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		280,000	284,188
2.000%	04/01/2018		910,000	912,606

				7,718,988

Health Care Providers & Services—1.1%
Anthem, Inc.
2.375%	02/15/2017		3,430,000	3,458,253
2.300%	07/15/2018		3,000,000	3,035,814
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	569,003
McKesson Corp.
1.292%	03/10/2017		400,000	400,820
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	786,450
UnitedHealth Group, Inc.
1.900%	07/16/2018		630,000	640,069

				8,890,409

Hotels, Restaurants & Leisure—0.3%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	280,986
McDonald’s Corp. MTN
2.100%	12/07/2018		2,282,000	2,329,792

				2,610,778

Household Durables—0.4%
Newell Rubbermaid, Inc.
2.600%	03/29/2019		2,195,000	2,228,513
2.150%	10/15/2018		360,000	360,224

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Whirlpool Corp.
1.650%	11/01/2017			$490,000	$491,067

					3,079,804

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)
3.635%	06/01/2019	#		1,140,000	1,102,950
Talen Energy Supply LLC
4.625%	07/15/2019	^		1,340,000	1,169,150
TransAlta Corp. (Canada)
1.900%	06/03/2017			160,000	154,574

					2,426,674

Industrial Conglomerates—0.3%
General Electric Co. MTN
6.000%	08/07/2019			600,000	692,045
5.500%	01/08/2020			323,000	370,690
1.271%	07/12/2016	#		1,557,000	1,559,826

					2,622,561

Insurance—1.7%
American International Group, Inc.
3.300%	03/01/2021			1,639,000	1,677,554
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019			780,000	791,164
Metropolitan Life Global Funding I
2.000%	04/14/2020	^		4,000,000	3,981,920
1.950%	12/03/2018	^	†	990,000	997,268
1.152%	07/15/2016	#^		1,600,000	1,602,128
Prudential Financial, Inc. MTN
6.100%	06/15/2017			2,500,000	2,627,628
1.398%	08/15/2018	#		600,000	598,760
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^		810,000	822,736

					13,099,158

Internet Software & Services—0.4%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019			200,000	202,220
1.625%	11/28/2017			600,000	600,836
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017			500,000	503,923
eBay, Inc.
2.500%	03/09/2018			380,000	386,345
IAC/InterActiveCorp
4.875%	11/30/2018			350,000	360,500
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^		800,000	804,334

					2,858,158

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018			380,000	378,095
1.450%	06/05/2017			190,000	188,593

					566,688

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018			290,000	291,789
1.300%	02/01/2017			400,000	399,819

					691,608

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018			790,000	786,445

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Stanley Black & Decker, Inc.
2.451%	11/17/2018			$790,000	$802,701

					1,589,146

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^		1,000,000	991,215

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017			1,000,000	1,022,500
NBCUniversal Enterprise, Inc.
1.307%	04/15/2018	#^		500,000	499,421
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017			950,000	951,525
1.300%	02/23/2017			400,000	399,373

					2,872,819

Metals & Mining—1.8%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	†	4,400,000	4,268,000
1.572%	04/15/2016	#^		350,000	348,746
Freeport-McMoRan, Inc.
2.300%	11/14/2017			640,000	593,600
2.150%	03/01/2017			490,000	470,400
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^		4,485,000	4,396,950
Glencore Funding LLC
2.500%	01/15/2019	^		417,000	383,640
1.982%	01/15/2019	#^		690,000	610,650
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018			2,500,000	2,730,768

					13,802,754

Oil, Gas & Consumable Fuels—4.7%
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018			1,360,000	1,362,009
1.131%	05/10/2018	#		240,000	237,063
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018			700,000	682,868
Chevron Corp.
1.790%	11/16/2018			620,000	627,722
1.344%	11/09/2017			1,340,000	1,347,960
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016			620,000	619,877
CNPC General Capital Ltd. (Virgin Islands, British)
1.518%	05/14/2017	#^		700,000	700,262
Devon Energy Corp.
2.250%	12/15/2018			1,973,000	1,842,559
Enbridge, Inc. (Canada)
1.083%	06/02/2017	#		420,000	402,639
Energy Transfer Partners LP
2.500%	06/15/2018			1,386,000	1,342,309
Enterprise Products Operating LLC, Series N
6.500%	01/31/2019			2,021,000	2,215,606
Exxon Mobil Corp.
1.708%	03/01/2019			450,000	456,131
1.439%	03/01/2018			470,000	473,488
Hess Corp.
1.300%	06/15/2017			460,000	454,713
Kinder Morgan, Inc.
3.050%	12/01/2019			3,310,000	3,261,495
2.000%	12/01/2017			300,000	296,905
Murphy Oil Corp.
2.500%	12/01/2017			430,000	403,297

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Phillips 66
2.950%	05/01/2017			$270,000	$275,049
Phillips 66 Partners LP
2.646%	02/15/2020			4,000,000	3,855,688
Sabine Pass LNG LP
7.500%	11/30/2016			1,010,000	1,039,921
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016		^	630,000	629,917
Statoil ASA (Norway)
1.080%	11/08/2018		#	800,000	790,759
0.908%	05/15/2018		#	2,285,000	2,256,776
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018			5,071,000	5,423,744
Total Capital International SA (France)
1.191%	08/10/2018		#	780,000	773,485
TransCanada PipeLines Ltd. (Canada)
1.625%	11/09/2017			4,300,000	4,308,673
WPX Energy, Inc.
5.250%	01/15/2017	†		990,000	980,100

					37,061,015

Pharmaceuticals—2.2%
AbbVie, Inc.
1.800%	05/14/2018			6,490,000	6,536,955
1.750%	11/06/2017			1,450,000	1,457,279
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020			2,603,000	2,682,933
1.887%	03/12/2020		#	820,000	817,516
1.850%	03/01/2017			1,110,000	1,115,588
EMD Finance LLC
1.700%	03/19/2018		^	3,000,000	2,990,475
Merck & Co., Inc.
0.978%	05/18/2018		#	1,120,000	1,123,224
Perrigo Co. plc (Ireland)
1.300%	11/08/2016			700,000	696,826

					17,420,796

Real Estate Investment Trusts (REITs)—0.2%
Liberty Property LP
6.625%	10/01/2017			445,000	476,012
Ventas Realty LP
1.550%	09/26/2016			481,000	481,578
1.250%	04/17/2017			290,000	288,868

					1,246,458

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019		^	400,000	403,041
1.750%	09/15/2017		^	330,000	328,862

					731,903

Road & Rail—0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†		465,000	471,394
Hertz Corp. (The)
6.750%	04/15/2019			1,000,000	1,016,990
JB Hunt Transport Services, Inc.
2.400%	03/15/2019			770,000	772,377
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017		^	345,000	350,420
2.500%	06/15/2019		^	290,000	288,556
Ryder System, Inc. MTN
2.500%	03/01/2017			540,000	545,398

					3,445,135

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Semiconductors & Semiconductor Equipment—0.2%
QUALCOMM, Inc.
1.400%	05/18/2018			$1,305,000	$1,312,008
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018		^	410,000	407,862

					1,719,870

Software—0.6%
Autodesk, Inc.
1.950%	12/15/2017			430,000	428,063
Microsoft Corp.
2.000%	11/03/2020			4,000,000	4,100,848

					4,528,911

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017			440,000	441,515

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.
1.700%	02/22/2019			330,000	335,072
1.300%	02/23/2018			250,000	252,009
Hewlett Packard Enterprise Co.
2.850%	10/05/2018		^	5,415,000	5,509,243
2.450%	10/05/2017		^	1,520,000	1,530,485
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018			780,000	777,055
Western Digital Corp.
10.500%	04/01/2024		^	250,000	251,250

					8,655,114

Thrifts & Mortgage Finance—0.7%
Abbey National Treasury Services plc (United Kingdom)
2.500%	03/14/2019			1,140,000	1,151,352
1.650%	09/29/2017			1,700,000	1,701,316
Astoria Financial Corp.
5.000%	06/19/2017			690,000	712,217
BPCE SA MTN (France)
1.625%	02/10/2017			550,000	550,389
1.235%	06/23/2017		#	490,000	490,172
Santander Bank NA
2.000%	01/12/2018			900,000	892,701

					5,498,147

Tobacco—1.0%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018		^	770,000	776,543
1.144%	06/15/2018		#^	580,000	576,200
Imperial Brands Finance plc (United Kingdom)
2.050%	07/20/2018		^	840,000	842,722
Reynolds American, Inc.
2.300%	08/21/2017	†		2,877,000	2,916,421
2.300%	06/12/2018			2,600,000	2,653,331

					7,765,217

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	†		635,000	665,956
GATX Corp.
2.500%	07/30/2019	†		700,000	695,334

					1,361,290

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wireless Telecommunication Services—0.1%
T-Mobile USA, Inc.
5.250%	09/01/2018		$720,000	$739,800

TOTAL CORPORATE OBLIGATIONS (Cost $377,994,974)				377,977,134

FLOATING RATE LOANS—0.5%**
ABC Supply Co., Term Loan B
3.500%	04/16/2020	#	777,500	778,083
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,222,500	1,222,194
CDW LLC, Term Loan
3.250%	04/29/2020	#	974,882	973,591
Dole Food Co., Inc. Tranche B Term Loan
4.502%	11/01/2018	#	921,703	919,496

TOTAL FLOATING RATE LOANS (Cost $3,897,468)				3,893,364

MORTGAGE-BACKED SECURITIES—11.9%
Commercial Mortgage-Backed Securities— 5.4%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.441%	06/17/2031	#^	658,756	646,437
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ
5.421%	10/10/2045		500,000	499,112
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM
5.543%	06/10/2049	#	1,005,000	1,034,518
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM
5.721%	06/11/2040	#	1,120,000	1,153,765
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C
2.586%	08/15/2026	#^	1,850,000	1,844,876
Carefree Portfolio Trust, Series 2014-CARE, Class A
1.756%	11/15/2019	#^	1,820,000	1,814,880
CD Mortgage Trust, Series 2007-CD5, Class AM
6.119%	11/15/2044	#	1,514,000	1,581,259
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A
1.186%	06/15/2033	#^	1,829,000	1,791,597
Colony American Homes, Series 2014-1A, Class A
1.591%	05/17/2031	#^	686,259	675,219
Colony American Homes, Series 2014-2A, Class A
1.382%	07/17/2031	#^	1,229,387	1,200,089
Colony American Homes, Series 2015-1A, Class A
1.641%	07/17/2032	#^	2,426,265	2,374,040
COMM Mortgage Trust, Series 2007-C9, Class AJ
5.650%	12/10/2049	#	270,000	270,639
Commercial Mortgage Trust, Series 2007-GG9, Class A4
5.444%	03/10/2039		1,263,466	1,289,643
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4
5.941%	09/15/2039	#	1,390,888	1,441,572
FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2
2.086%	03/25/2019		2,000,000	2,042,765
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2
1.869%	11/25/2019		2,000,000	2,032,206
Hilton USA Trust, Series 2013-HLF, Class AFL
1.441%	11/05/2030	#^	1,278,467	1,274,590
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%	11/05/2030	^	1,435,000	1,437,903

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A
1.686%	11/15/2029	#^	$550,000	$545,526
Invitation Homes Trust, Series 2013-SFR1, Class A
1.591%	12/17/2030	#^	901,851	892,498
Invitation Homes Trust, Series 2014-SFR1, Class A
1.441%	06/17/2031	#^	3,557,254	3,480,079
Invitation Homes Trust, Series 2014-SFR2, Class A
1.541%	09/17/2031	#^	2,201,298	2,157,391
Invitation Homes Trust, Series 2015-SFR3, Class A
1.741%	08/17/2032	#^	888,229	876,188
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM
5.440%	05/15/2045		600,000	605,140
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4
5.440%	06/12/2047		691,272	703,532
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	1,458,012	1,515,324
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.686%	01/15/2032	#^	1,600,000	1,577,538
LB Commercial Mortgage Trust, Series 2007-C3, Class AM
5.897%	07/15/2044	#	830,000	858,416
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ
5.484%	02/15/2040		370,000	369,595
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		1,399,367	1,429,178
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM
6.153%	09/15/2045	#	220,000	227,157
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.692%	04/15/2049	#	480,000	491,660
Morgan Stanley Capital I Trust, Series 2007-T25, Class AM
5.544%	11/12/2049	#	950,000	969,608
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.342%	12/15/2043		428,000	437,143
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM
5.383%	12/15/2043		880,000	896,158
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ
5.946%	02/15/2051	#	330,000	325,730

				42,762,971

Non-Agency Mortgage-Backed Securities— 4.0%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.896%	01/25/2035	#	250,212	247,718
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,109,026	1,049,201
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.883%	11/25/2023	#	562,861	563,149
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.483%	03/25/2025	#	532,366	532,365
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.583%	05/25/2028	#	597,665	597,141
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M1
2.191%	09/25/2028	#	1,900,000	1,904,828
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.433%	10/25/2023	#	804,752	808,215

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.033%	01/25/2024	#	$967,384	$966,264
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.383%	05/25/2024	#	996,698	984,028
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.633%	07/25/2024	#	1,154,018	1,150,650
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.585%	09/25/2028	#	1,000,000	1,001,729
GSAMP Trust, Series 2004-HE2, Class A1
1.016%	09/25/2034	#	1,041,080	1,039,227
GSAMP Trust, Series 2004-SEA2, Class M1
1.083%	03/25/2034	#	496,083	496,083
GSAMP Trust, Series 2005-HE3, Class M2
1.438%	06/25/2035	#	1,822,132	1,794,610
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	2,299,592	2,324,320
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.364%	12/25/2034	#	697,283	695,786
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2004-AR4, Class M1
1.033%	12/25/2034	#	1,510,000	1,413,775
Nomura Resecuritization Trust, Series 2015-2R, Class 5A1
1.092%	04/26/2047	#^	652,780	624,750
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	521,926	520,967
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	174,058	174,888
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	657,224	634,284
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	777,718	757,170
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	670,004	670,231
Springleaf Mortgage Loan Trust, Series 2013-1A, Class M1
2.310%	06/25/2058	#^	206,000	206,310
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	362,812	363,817
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1
3.520%	12/25/2065	#^	374,000	376,453
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 5A4
2.652%	11/25/2033	#	545,187	550,302
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A
2.776%	03/25/2034	#	1,320,598	1,322,669
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2
2.507%	06/25/2034	#	1,082,319	1,089,178
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
0.723%	10/25/2045	#	1,388,741	1,287,067
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A
0.663%	04/25/2045	#	1,219,838	1,139,271
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR9, Class A1A
1.073%	07/25/2045	#	726,296	685,724
Wells Fargo Mortgage Backed Securities Trust, Series 2003-H, Class A1
2.740%	09/25/2033	#	602,219	599,875
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.749%	09/25/2034	#	564,563	518,455

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A15
5.750%	08/25/2035			$645,426	$650,408
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4
2.794%	06/25/2035		#	304,657	305,170
Wells Fargo Mortgage Backed Securities Trust, Series 2006-13, Class A5
6.000%	10/25/2036			1,114,066	1,134,803

					31,180,881

U.S. Government Agency Mortgage-Backed Securities—2.5%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038		^	591,931	613,496
Federal Home Loan Mortgage Corp.
1.125%	03/16/2018 - 04/15/2019			6,360,000	6,373,016
Federal Home Loan Mortgage Corp. TBA
3.000%	04/15/2031			3,400,000	3,554,594
Federal National Mortgage Association
3.128%	07/01/2041		#	1,370,585	1,447,917
2.969%	06/01/2041		#	572,358	598,847
2.246%	10/01/2034		#	594,542	624,859
2.165%	09/01/2034		#	145,869	153,798
2.068%	10/01/2034		#	97,995	102,339
1.000%	02/26/2019			3,920,000	3,930,353
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.998%	12/08/2020		#	2,250,999	2,255,224

					19,654,443

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $93,849,440)					93,598,295

U.S. TREASURY OBLIGATIONS—17.0%
U.S. Treasury Bills—0.8%
U.S. Treasury Bill
0.210%	04/07/2016			6,070,000	6,069,890

U.S. Treasury Notes—16.2%
U.S. Treasury Note
1.250%	12/15/2018			360,000	364,113
1.125%	01/15/2019			10,000,000	10,078,520
1.000%	09/15/2018	‡	‡	6,975,000	7,009,192
1.000%	12/31/2017 - 03/15/2019			30,622,000	30,763,068
0.875%	11/30/2017 - 01/15/2018			20,870,000	20,925,179
0.750%	10/31/2017 - 02/28/2018			38,335,000	38,348,666
0.625%	07/31/2017 - 11/30/2017			20,030,000	20,010,091

					127,498,829

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $133,271,995)					133,568,719

GOVERNMENT RELATED OBLIGATIONS—2.4%
Non-U.S. Government Agencies—0.7%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017			1,600,000	1,604,721
Kommuninvest I Sverige AB (Sweden)
1.500%	04/23/2019		^	2,910,000	2,937,363

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	$700,000	$701,442

				5,243,526

Sovereign Debt—0.5%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018	^	2,500,000	2,514,652
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	1,410,000	1,413,906

				3,928,558

Supranational—0.4%
Asian Development Bank MTN
0.750%	07/28/2017		2,210,000	2,204,817
European Investment Bank
1.125%	08/15/2018		1,200,000	1,199,764

				3,404,581

U.S. Municipal Bonds—0.8%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		700,000	706,482
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,222,282
State of Illinois General Obligation Bonds (Illinois)
5.877%	03/01/2019		1,830,000	1,991,900

				5,920,664

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $18,188,848)				18,497,329

ASSET-BACKED SECURITIES—16.6%
Automobiles—3.5%
Ally Master Owner Trust
Series 2013-2, Class A
0.886%	04/15/2018	#	1,600,000	1,600,016
AmeriCredit Automobile Receivables
Series 2016-1, Class A2B
1.188%	06/10/2019	#	840,000	840,665
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class B
1.190%	05/08/2018		294,183	294,097
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class A3
1.150%	06/10/2019		490,000	489,599
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D
3.130%	10/08/2020		1,275,000	1,283,648
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A
1.070%	01/08/2019		357,856	357,467
Capital Auto Receivables Asset Trust
Series 2013-1, Class B
1.290%	04/20/2018		330,000	329,737
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018		330,000	330,153
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020		3,515,000	3,518,195

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Ford Credit Auto Owner Trust
Series 2013-A, Class A3
0.550%	07/15/2017		$39,617	$39,603
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.100%	09/15/2019		5,502,000	5,494,792
Porsche Financial Auto Securitization Trust
Series 2014-1, Class A3
0.670%	01/23/2018	^	2,665,103	2,663,377
Santander Drive Auto Receivables Trust
Series 2014-1, Class B
1.590%	10/15/2018		380,744	380,890
Santander Drive Auto Receivables Trust
Series 2014-3, Class A3
0.810%	07/16/2018		34,622	34,608
Santander Drive Auto Receivables Trust
Series 2014-5, Class A3
1.150%	01/15/2019		1,465,000	1,464,576
Santander Drive Auto Receivables Trust
Series 2015-1, Class A2A
0.910%	07/16/2018		1,519,746	1,518,949
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.020%	09/17/2018		104,212	104,095
Santander Drive Auto Receivables Trust
Series 2015-5, Class A2A
1.120%	12/17/2018		175,000	174,784
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A
1.410%	07/15/2019		1,350,000	1,349,740
Toyota Auto Receivables Owner Trust
Series 2014-B, Class A4
1.310%	09/16/2019		400,000	400,895
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.910%	10/22/2018		4,863,072	4,840,347

				27,510,233

Collateralized Loan Obligation—0.4%
ARES XXVI CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A
1.722%	04/15/2025	#^	750,000	740,904
Seneca Park CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A
2.100%	07/17/2026	#^	600,000	597,488
Treman Park CLO Ltd. (Cayman Islands)
Series 2015-1A, Class A
2.124%	04/20/2027	#^	1,525,000	1,520,065

				2,858,457

Credit Card—8.2%
American Express Credit Account Master Trust
Series 2014-1, Class A
0.806%	12/15/2021	#	5,989,000	5,982,370
BA Credit Card Trust
Series 2014-A1, Class A
0.816%	06/15/2021	#	5,600,000	5,599,222
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.786%	03/16/2020	#	2,195,000	2,192,641
Cabela’s Credit Card Master Note Trust
Series 2014-2, Class A
0.886%	07/15/2022	#	2,531,000	2,491,991

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital One Multi-Asset Execution Trust
Series 2007-A5, Class A5
0.476%	07/15/2020	#	$4,900,000	$4,882,141
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,236,191
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3
0.816%	01/18/2022	#	1,800,000	1,798,551
Chase Issuance Trust
Series 2007-B1, Class B1
0.686%	04/15/2019	#	1,500,000	1,494,499
Chase Issuance Trust
Series 2013-A9, Class A
0.856%	11/16/2020	#	9,000,000	9,024,637
Chase Issuance Trust
Series 2015-A7, Class A7
1.620%	07/15/2020		2,250,000	2,269,548
Citibank Credit Card Issuance Trust
Series 2008-A2, Class A2
1.582%	01/23/2020	#	3,300,000	3,348,546
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,904,538
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	798,297
Discover Card Execution Note Trust
Series 2013-A6, Class A6
0.886%	04/15/2021	#	5,558,000	5,569,766
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.866%	07/15/2021	#	3,200,000	3,204,663
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A
0.886%	03/15/2020	#	5,720,000	5,718,539
Synchrony Credit Card Master Note Trust
Series 2012-6, Class A
1.360%	08/17/2020		1,120,000	1,119,504
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021		2,315,000	2,319,451

				63,955,095

Home Equity—1.3%
Accredited Mortgage Loan Trust
Series 2006-1, Class A3
0.616%	04/25/2036	#	423,612	422,198
Aegis Asset Backed Securities Trust
Series 2005-1, Class M2
0.936%	03/25/2035	#	121,582	121,327
Ameriquest Mortgage Securities, Inc.
Series 2005-R11, Class M1
0.883%	01/25/2036	#	300,000	279,926
Ameriquest Mortgage Securities, Inc.
Series 2005-R2, Class M2
1.153%	04/25/2035	#	301,549	299,383
Ameriquest Mortgage Securities, Inc.
Series 2005-R7, Class M2
0.933%	09/25/2035	#	1,000,000	895,014
Bear Stearns Asset Backed Securities I Trust
Series 2004-BO1, Class M2
1.183%	10/25/2034	#	25,780	25,778

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
EquiFirst Mortgage Loan Trust
Series 2005-1, Class M1
1.063%	04/25/2035	#	$433	$434
First Franklin Mortgage Loan Trust
Series 2005-FF6, Class M2
0.873%	05/25/2036	#	200,000	189,320
Home Equity Asset Trust
Series 2005-2, Class M3
1.198%	07/25/2035	#	8,246	8,258
Home Equity Asset Trust
Series 2006-1, Class 2A4
0.763%	04/25/2036	#	9,766	9,728
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3
5.770%	09/25/2035	^	1,165,211	1,181,289
Mastr Asset Backed Securities Trust
Series 2004-OPT2, Class A2
1.133%	09/25/2034	#	1,012,108	906,357
Mastr Asset Backed Securities Trust
Series 2005-OPT1, Class M1
1.033%	03/25/2035	#	3,562	3,574
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1, Class M1
0.653%	08/25/2036	#	1,260,000	1,238,167
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M2
1.213%	07/25/2035	#	15,571	15,642
New Century Home Equity Loan Trust
Series 2005-3, Class M2
0.923%	07/25/2035	#	655,000	636,553
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2
1.378%	02/25/2035	#	466,903	466,294
Park Place Securities, Inc.
Series 2005-WHQ1, Class M2
1.183%	03/25/2035	#	12,042	12,028
Soundview Home Loan Trust
Series 2006-1, Class A3
0.623%	02/25/2036	#	658,894	655,554
Structured Asset Securities Corp.
Series 2005-WF1, Class A3
1.093%	02/25/2035	#	310,946	302,861
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A3
0.583%	09/25/2036	#	1,291,880	1,101,216
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF1, Class M2
0.773%	02/25/2036	#	500,000	446,626
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-3, Class M2
0.863%	11/25/2035	#	598,300	594,980
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class AI3
0.813%	12/25/2035	#	505,557	504,733

				10,317,240

Manufactured Housing—0.5%
Conseco Financial Corp.
Series 1995-6, Class B1
7.700%	09/15/2026		458,513	490,576
Conseco Financial Corp.
Series 1997-8, Class A
6.780%	10/15/2027		862,101	902,779

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Conseco Financial Corp.
Series 1998-4, Class A6
6.530%	04/01/2030	#	$1,226,789	$1,315,793
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A4
5.270%	04/15/2040		367,327	379,128
Origen Manufactured Housing Contract Trust
Series 2002-A, Class M1
7.870%	05/15/2032	#	927,918	1,017,641

				4,105,917

Other—2.7%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018		781,974	781,440
CNH Equipment Trust
Series 2015-B, Class A3
1.370%	07/15/2020		7,400,000	7,401,209
Dryden 37 Senior Loan Fund (Cayman Islands)
Series 2015-37A, Class A
2.122%	04/15/2027	#^	500,000	497,390
FBR Securitization Trust
Series 2005-2, Class M1
1.156%	09/25/2035	#	782,037	777,457
FFMLT Trust
Series 2005-FF8, Class M1
0.923%	09/25/2035	#	1,229,212	1,200,030
Global SC Finance II SRL (Barbados)
Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,600,000	1,508,078
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,224
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017	^	1,176,000	1,174,535
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019	^	3,095,000	3,083,004
Octagon Investment Partners XXI Ltd. (Cayman Islands)
Series 2014-1A, Class A1A
2.088%	11/14/2026	#^	1,200,000	1,190,999
TAL Advantage V LLC
Series 2014-2A, Class A1
1.700%	05/20/2039	^	1,598,297	1,578,494
Trade MAPS 1 Ltd. (Ireland)
Series 2013-1A, Class A
1.142%	12/10/2018	#^	1,800,000	1,788,744

				21,231,604

Student Loan—0.0%
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.713%	06/25/2021	#^	287,660	286,205

TOTAL ASSET-BACKED SECURITIES
(Cost $130,436,452)				130,264,751

			Shares	Value
MONEY MARKET FUNDS—6.8%
Institutional Money Market Funds—6.8%
Dreyfus Institutional Cash Advantage Fund, 0.38%		††¥	2,350,000	2,350,000

Vantagepoint Low Duration Bond Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	†	†	¥2,433,845	$2,433,845
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥		39,154,626	39,154,626
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	†	†	¥2,350,000	2,350,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	†	†	¥2,350,000	2,350,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	†	†	¥2,350,000	2,350,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	†	†	¥2,350,000	2,350,000

TOTAL MONEY MARKET FUNDS (Cost $53,338,471)				53,338,471

TOTAL INVESTMENTS—103.4% (Cost $810,977,648)				811,138,063
Other assets less liabilities—(3.4%)				(26,704,689)

NET ASSETS—100.0%				$784,433,374

Legend to the Schedule of Investments:

CLO	Collateralized Loan Obligation
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $138,903,193, which represents 17.7% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—7.7%
Aerospace & Defense—0.0%
KLX, Inc.
5.875%	12/01/2022	^	$156,000	$156,000

Automobiles—0.0%
General Motors Co.
3.500%	10/02/2018		154,000	157,734

Banks—1.7%
Bank of America Corp.
5.750%	12/01/2017		1,100,000	1,169,349
2.600%	01/15/2019		1,300,000	1,322,867
Bank of America Corp. MTN
5.625%	07/01/2020		230,000	258,700
4.000%	04/01/2024		255,000	267,942
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#†	150,000	155,018
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		230,000	257,182
Citigroup, Inc.
3.300%	04/27/2025		270,000	271,205
Citizens Bank NA, Bank Note
2.300%	12/03/2018		300,000	301,883
Credit Agricole SA (France)
8.125%	09/19/2033	#	1,000,000	1,089,504
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	572,621
2.375%	01/13/2017		700,000	703,170
JPMorgan Chase & Co.
3.875%	02/01/2024		250,000	266,643
3.200%	01/25/2023		265,000	272,089
KBC Bank NV (Belgium)
8.000%	01/25/2023	#	400,000	433,000
PNC Bank NA MTN
3.250%	06/01/2025		300,000	307,454
Santander Holdings USA, Inc.
2.650%	04/17/2020		267,000	264,285
Santander UK plc (United Kingdom)
5.000%	11/07/2023	^	200,000	203,321
Societe Generale SA (France)
5.200%	04/15/2021	^	235,000	266,405
Societe Generale SA, Perpetual Bond (France)
8.000%	09/29/2025	#^	200,000	194,500
Standard Chartered plc, Perpetual Bond (United Kingdom)
6.409%	01/30/2017	#^†	200,000	191,416
UBS Group Funding Jersey Ltd. (Jersey)
2.439%	04/14/2021	#^	200,000	200,235

				8,968,789

Biotechnology—0.1%
Biogen, Inc.
3.625%	09/15/2022		133,000	140,876
Celgene Corp.
3.875%	08/15/2025		105,000	110,560
Gilead Sciences, Inc.
3.650%	03/01/2026		206,000	219,171

				470,607

Capital Markets—1.2%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		2,600,000	2,691,107
2.236%	11/29/2023	#	205,000	204,602
Morgan Stanley
2.650%	01/27/2020		260,000	264,082

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley, Series F
3.875%	04/29/2024		$255,000	$267,931
UBS AG (Switzerland)
7.625%	08/17/2022		300,000	344,040
5.125%	05/15/2024		1,300,000	1,321,125
UBS AG MTN (Switzerland)
4.750%	05/22/2023	#	900,000	914,019

				6,006,906

Chemicals—0.0%
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		230,000	266,507

Communications Equipment—0.0%
Motorola Solutions, Inc.
7.500%	05/15/2025		205,000	231,025

Consumer Finance—0.2%
Ford Motor Credit Co. LLC
6.625%	08/15/2017		700,000	742,731
5.875%	08/02/2021		225,000	258,181
Navient Corp. MTN
7.250%	01/25/2022		95,000	89,181

				1,090,093

Containers & Packaging—0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%	10/15/2020		100,000	102,875

Diversified Financial Services—0.1%
Cooperatieve Rabobank UA (Netherlands)
4.375%	08/04/2025		250,000	257,892
McGraw Hill Financial, Inc.
4.400%	02/15/2026		191,000	209,155

				467,047

Diversified Telecommunication Services—0.9%
AT&T, Inc.
5.875%	10/01/2019		230,000	260,162
5.150%	03/15/2042		160,000	161,850
3.000%	02/15/2022		265,000	270,754
1.049%	03/30/2017	#	3,000,000	2,999,127
Sprint Capital Corp.
6.900%	05/01/2019		300,000	261,750
Verizon Communications, Inc.
7.350%	04/01/2039		205,000	270,137
4.600%	04/01/2021		240,000	266,845

				4,490,625

Electric Utilities—0.1%
Entergy Corp.
4.000%	07/15/2022		131,000	139,104
Exelon Corp.
2.850%	06/15/2020		345,000	352,411

				491,515

Energy Equipment & Services—0.1%
Diamond Offshore Drilling, Inc.
3.450%	11/01/2023	†	275,000	196,016
Halliburton Co.
3.375%	11/15/2022		255,000	259,730
Schlumberger Holdings Corp.
3.000%	12/21/2020	^	175,000	177,535

				633,281

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.1%
CVS Health Corp.
3.875%	07/20/2025		$210,000	$227,051
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		263,000	271,112

				498,163

Food Products—0.1%
Grupo Bimbo SAB de CV (Mexico)
3.875%	06/27/2024	^	255,000	257,117
Kraft Heinz Foods Co.
3.500%	07/15/2022	^	137,000	143,977
2.800%	07/02/2020	^	105,000	107,956
Tyson Foods, Inc.
2.650%	08/15/2019		260,000	266,857

				775,907

Health Care Equipment & Supplies—0.1%
Becton Dickinson and Co.
3.734%	12/15/2024		255,000	271,967

Health Care Providers & Services—0.1%
HCA, Inc.
6.500%	02/15/2020		145,000	159,500
Laboratory Corp. of America Holdings
3.600%	02/01/2025		265,000	268,758

				428,258

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.
4.250%	03/01/2022		245,000	252,914

Household Durables—0.1%
Newell Rubbermaid, Inc.
3.850%	04/01/2023		75,000	77,900
3.150%	04/01/2021		257,000	264,294

				342,194

Household Products—0.0%
Spectrum Brands, Inc.
5.750%	07/15/2025		155,000	165,462

Insurance—0.3%
Hartford Financial Services Group, Inc. (The)
5.125%	04/15/2022		235,000	263,245
Lincoln National Corp.
4.000%	09/01/2023		255,000	259,814
MetLife, Inc., Perpetual Bond, Series C
5.250%	06/15/2020	#	177,000	169,588
MetLife, Inc., Series D
4.368%	09/15/2023		245,000	268,139
Nationwide Mutual Insurance Co.
9.375%	08/15/2039	^	70,000	103,804
Prudential Financial, Inc.
5.375%	05/15/2045	#	265,000	262,681

				1,327,271

Internet Software & Services—0.0%
eBay, Inc.
3.800%	03/09/2022		68,000	70,096

Media—0.2%
21st Century Fox America, Inc.
6.150%	02/15/2041		215,000	257,689
4.500%	02/15/2021		240,000	264,874

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
CCO Safari II LLC
4.908%	07/23/2025	^	$140,000	$147,891
Time Warner, Inc.
3.550%	06/01/2024		260,000	267,900
Viacom, Inc.
3.875%	04/01/2024		265,000	264,391

				1,202,745

Metals & Mining—0.1%
Freeport-McMoRan, Inc.
4.550%	11/14/2024	†	205,000	140,937
Glencore Funding LLC
4.000%	04/16/2025	^	275,000	216,091
Newmont Mining Corp.
4.875%	03/15/2042		240,000	206,509

				563,537

Multiline Retail—0.0%
Kohl’s Corp.
4.250%	07/17/2025		196,000	194,014

Multi-Utilities—0.1%
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		215,000	267,002

Oil, Gas & Consumable Fuels—1.1%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	800,000	841,649
BP Capital Markets plc (United Kingdom)
3.814%	02/10/2024		255,000	265,384
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		53,000	53,229
3.000%	08/15/2022		14,000	12,465
Chevron Corp.
2.411%	03/03/2022		266,000	271,036
ConocoPhillips
6.000%	01/15/2020		220,000	244,849
Energy Transfer Partners LP
4.050%	03/15/2025		270,000	238,055
EnLink Midstream Partners LP
4.400%	04/01/2024		255,000	205,124
Enterprise Products Operating LLC
2.550%	10/15/2019		260,000	260,907
Husky Energy, Inc. (Canada)
7.250%	12/15/2019		34,000	37,611
Kinder Morgan Energy Partners LP
3.950%	09/01/2022		265,000	254,744
Kinder Morgan, Inc.
2.000%	12/01/2017		1,900,000	1,880,400
Petrobras Global Finance BV (Netherlands)
5.750%	01/20/2020		210,000	182,962
4.875%	03/17/2020		200,000	166,940
Plains All American Pipeline LP/PAA Finance Corp.
3.600%	11/01/2024		190,000	164,141
Reliance Holding USA, Inc.
5.400%	02/14/2022	^	250,000	279,317
Spectra Energy Partners LP
4.600%	06/15/2021		240,000	253,240

				5,612,053

Pharmaceuticals—0.7%
AbbVie, Inc.
3.600%	05/14/2025		172,000	180,894
Actavis Funding SCS (Luxembourg)
3.800%	03/15/2025		260,000	271,094

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.450%	03/15/2022		$500,000	$519,757
1.850%	03/01/2017		1,900,000	1,909,564
1.510%	09/01/2016	#	300,000	300,310
Perrigo Finance Unlimited Co. (Ireland)
3.500%	12/15/2021		257,000	262,291
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	150,000	115,875

				3,559,785

Real Estate Investment Trusts (REITs)—0.1%
American Tower Corp.
4.700%	03/15/2022		250,000	271,066

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
6.750%	03/01/2019		86,000	69,230
KLA-Tencor Corp.
4.650%	11/01/2024		259,000	261,511

				330,741

Specialty Retail—0.0%
Sonic Automotive, Inc.
5.000%	05/15/2023		160,000	158,400

Tobacco—0.1%
Altria Group, Inc.
2.625%	01/14/2020		259,000	267,943
Reynolds American, Inc.
4.000%	06/12/2022		184,000	200,229

				468,172

TOTAL CORPORATE OBLIGATIONS (Cost $40,433,762)				40,292,751

MORTGAGE-BACKED SECURITIES—2.1%
Commercial Mortgage-Backed Securities— 1.3%
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369%	03/13/2035	^	350,000	365,110
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D
4.457%	04/10/2046	#^	130,000	119,277
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		520,000	531,190
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048		288,608	289,404
COMM Mortgage Trust, Series 2014-KYO, Class A
1.338%	06/11/2027	#^	400,000	395,931
COMM Mortgage Trust, Series 2015-CR22, Class A5
3.309%	03/10/2048		390,000	406,166
COMM Mortgage Trust, Series 2015-CR25, Class A4
3.759%	08/10/2048		350,000	377,029
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%	08/15/2048		188,608	201,809
Extended Stay America Trust, Series 2013-ESH7, Class A17
2.295%	12/05/2031	^	343,000	343,137
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.794%	08/10/2045	#	241,872	249,428
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM
5.372%	05/15/2047		113,200	113,735
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A
5.439%	01/15/2049		347,479	355,234

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A
1.356%	06/15/2029	#^	$262,000	$255,978
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A
2.136%	07/15/2036	#^	259,000	257,376
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.801%	08/15/2048		185,000	198,898
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C
4.669%	11/15/2048	#	169,800	152,722
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ
5.452%	09/15/2039	#	82,430	80,853
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2
2.729%	04/20/2048	#^	211,000	215,186
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A
5.739%	08/12/2043	#	91,053	91,506
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.166%	12/12/2049		331,243	336,089
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4
3.809%	12/15/2048		875,000	941,485
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E
5.888%	01/10/2045	#^	70,000	75,763
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4
3.789%	12/15/2047		350,000	376,775
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C
4.471%	12/15/2047	#	164,600	160,919
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D
4.803%	11/15/2045	#^	102,562	97,711

				6,988,711

Non-Agency Mortgage-Backed Securities—0.8%
Bellemeade Re Ltd., Series 2015-1A, Class M1
2.933%	07/25/2025	#^	117,175	115,450
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3
4.433%	08/25/2024	#	250,000	242,666
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3
4.983%	10/25/2024	#	250,000	248,664
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3
4.183%	09/25/2024	#	250,000	231,847
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.183%	10/25/2024	#	250,000	252,130
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
3.033%	12/25/2027	#	431,232	431,698
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3
5.133%	04/25/2028	#	250,000	243,059
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
3.083%	03/25/2028	#	310,600	310,460
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3
5.233%	05/25/2028	#	250,000	241,203
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3
5.983%	07/25/2028	#	250,000	252,767
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C01, Class 2M2
4.983%	02/25/2025	#	112,700	114,099

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 2M2
4.433%	05/25/2025		#	$165,000	$161,569
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M1
1.933%	07/25/2025		#	104,705	104,828
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2
5.433%	07/25/2025		#	85,000	85,103
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 2M2
5.433%	07/25/2025		#	215,300	216,767
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2
6.133%	04/25/2028		#	65,218	66,090
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 2M2
5.983%	04/25/2028		#	103,770	104,782
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C01, Class 1M2
7.183%	08/25/2028		#	134,330	145,267
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C01, Class 2M2
7.383%	08/25/2028		#	63,404	68,677
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M2
6.435%	09/25/2028		#	100,900	103,200
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M1
3.183%	11/25/2025		#^	68,625	68,768
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1
3.283%	11/25/2025		#^	84,151	84,332

					3,893,426

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $10,903,907)					10,882,137

U.S. TREASURY OBLIGATIONS—83.7%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.263%	04/14/2016			100,000	99,997
0.227%	04/28/2016			262,000	261,968
0.120%	04/21/2016			900,000	899,950

					1,261,915

U.S. Treasury Inflation Protected Securities Bonds—35.0%
U.S. Treasury Bond
3.875%	04/15/2029		‡‡	5,440,000	11,238,198
3.625%	04/15/2028			5,083,000	10,265,055
3.375%	04/15/2032			1,708,100	3,305,261
2.500%	01/15/2029			17,857,000	24,782,682
2.375%	01/15/2025 01/15/2027	-		30,519,400	44,565,050
2.125%	02/15/2040 02/15/2041	-		9,240,100	12,935,349
2.000%	01/15/2026			10,215,400	14,292,165
1.750%	01/15/2028			12,923,000	16,965,886
1.375%	02/15/2044			17,294,000	19,722,927
1.000%	02/15/2046			3,409,000	3,559,915
0.750%	02/15/2042 02/15/2045	-		17,319,800	17,569,033
0.625%	02/15/2043			2,760,000	2,676,765

					181,878,286

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
U.S. Treasury Inflation Protected Securities Notes—48.0%
U.S. Treasury Note
2.500%	07/15/2016			$2,034,800	$2,431,112
1.375%	07/15/2018 01/15/2020	-		6,364,800	7,447,537
1.250%	07/15/2020			4,095,000	4,786,359
1.125%	01/15/2021			6,300,000	7,298,085
0.625%	01/15/2026		†	2,950,000	3,077,280
0.625%	07/15/2021 01/15/2024	-		32,707,500	35,509,295
0.375%	07/15/2023 07/15/2025	-		41,459,900	43,019,136
0.250%	01/15/2025			7,855,000	7,929,830
0.125%	04/15/2017 07/15/2024	-		133,603,100	138,405,255

					249,903,889

U.S. Treasury Notes—0.5%
U.S. Treasury Note
1.625%	02/15/2026			2,500,000	2,463,770

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $424,690,018)					435,507,860

GOVERNMENT RELATED OBLIGATIONS—0.8%
U.S. Government Agencies—0.4%
Federal Home Loan Bank Discount Note
0.160%	04/26/2016			1,800,000	1,799,750
New Valley Generation I
7.299%	03/15/2019			349,959	381,910

					2,181,660

Non-U.S. Government Agencies—0.3%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,309,193

Sovereign Debt—0.1%
Slovenia Government International Bond (Slovenia)
5.250%	02/18/2024			400,000	448,980

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $3,805,963)					3,939,833

ASSET-BACKED SECURITIES—2.8%
Automobiles—1.7%
Ally Master Owner Trust Series 2012-4, Class A
1.720%	07/15/2019			500,000	501,835
Ally Master Owner Trust Series 2015-3, Class A
1.630%	05/15/2020			530,000	529,520
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.100%	03/20/2019		^	360,000	359,440
Bank of The West Auto Trust Series 2015-1, Class A3
1.310%	10/15/2019		^	527,000	526,338
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.936%	07/15/2020		#^	318,000	318,299
California Republic Auto Receivables Trust Series 2015-1, Class A4
1.820%	09/15/2020			370,000	370,446

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.310%	08/15/2019		$530,000	$528,939
CarMax Auto Owner Trust
Series 2013-4, Class A4
1.280%	05/15/2019		317,000	316,712
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A4
1.310%	05/15/2019	^	370,000	368,271
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.910%	03/16/2020	^	255,000	256,271
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.930%	12/15/2017	^	34,618	34,607
Drive Auto Receivables Trust
Series 2015-CA, Class A2A
1.030%	02/15/2018	^	34,225	34,208
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.230%	06/15/2018	^	90,953	90,903
Drive Auto Receivables Trust
Series 2016-AA, Class A2A
1.500%	03/15/2018	^	29,000	29,007
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.300%	09/20/2020	^	453,033	450,407
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
7.910%	02/15/2023	^	130,000	131,499
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.890%	09/15/2017		487,207	487,127
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A1
1.980%	01/15/2022		500,000	502,498
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.812%	07/20/2019	#	350,000	348,605
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.680%	12/20/2018		480,000	481,823
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.650%	05/15/2020	^	181,677	181,394
Harley-Davidson Motorcycle Trust
Series 2015-2, Class A3
1.300%	03/16/2020		527,000	526,845
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.020%	09/25/2019	^	154,000	154,032
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.480%	08/25/2019	^	158,000	153,670
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.400%	11/15/2018	^	175,000	175,193
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.340%	07/16/2018		97,000	97,075
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.430%	05/21/2021	^	528,000	528,391

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A
1.200%	12/17/2018		$80,760	$80,759
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.020%	08/15/2018	^	152,802	152,488
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.420%	05/17/2021	^	81,000	81,011

				8,797,613

Credit Card—0.2%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.560%	03/15/2021		158,000	158,646
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.600%	05/17/2021		213,000	214,611
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.740%	09/15/2021		103,000	103,240
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.760%	05/17/2021		520,000	522,373
World Financial Network Credit Card Master Trust
Series 2015-B, Class A
2.550%	06/17/2024		168,000	171,476

				1,170,346

Home Equity—0.6%
ACE Securities Corp Home Equity Loan Trust
Series 2005-SD1, Class M1
1.183%	11/25/2050	#	34,919	35,009
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2006-HE3, Class A1
0.598%	03/25/2036	#	453,495	424,707
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
1.113%	11/25/2035	#	400,569	400,322
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF6, Class M2
0.873%	05/25/2036	#	1,300,000	1,230,581
HSBC Home Equity Loan Trust USA
Series 2007-1, Class M2
0.912%	03/20/2036	#	500,000	472,456
Long Beach Mortgage Loan Trust
Series 2005-2, Class M4
1.363%	04/25/2035	#	288,399	281,329
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033		77,195	78,305

				2,922,709

Other—0.3%
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.650%	04/15/2025	^	124,000	123,509
Dell Equipment Finance Trust
Series 2015-2, Class A2A
1.420%	12/22/2017	^	156,000	155,805
H/2 Asset Funding Ltd.
Series 2015-1
1.706%	06/24/2049		205,974	197,368

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.800%	11/21/2016	^	$59,550	$59,543
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.782%	07/22/2019	#^	100,000	98,600
VOLT XLII LLC
Series 2016-NPL2, Class A1
4.250%	03/26/2046	^‡	1,000,000	1,000,913

				1,635,738

TOTAL ASSET-BACKED SECURITIES
(Cost $14,402,079)				14,526,406

			Notional/ Contracts	Value
PURCHASED OPTIONS—0.1%
Put - U.S. 1 Year Swaption, Expires 06/23/2016, Strike 1.00%			400,000	85
Put - U.S. 1 Year Swaption, Expires 06/24/2016, Strike 1.00%			1,200,000	265
Put - U.S. 1 Year Swaption, Expires 07/05/2016, Strike 1.15%			25,500,000	2,234
Put - U.S. 1 Year Swaption, Expires 07/05/2016, Strike 1.25%			65,800,000	2,454
Put - U.S. 1 Year Swaption, Expires 07/05/2016, Strike 1.50%			24,000,000	67
Put - U.S. 30 Year Swaption, Expires 10/17/2018, Strike 2.61%			1,200,000	88,483
Put - U.S. 30 Year Swaption, Expires 11/15/2018, Strike 2.61%			400,000	30,100
Put - U.S. 30 Year Swaption, Expires 12/10/2018, Strike 2.59%			400,000	31,258
Put - U.S. 30 Year Swaption, Expires 03/29/2019, Strike 2.60%			1,800,000	150,086
Call - U.S. 10 Year Treasury Note, Expires 04/22/2016, Strike $131.00			62	20,344
Put - U.S. 30 Year Treasury Bond, Expires 04/22/2016, Strike $160.00			38	10,094

TOTAL PURCHASED OPTIONS
(Cost $484,700)				335,470

			Shares	Value
MONEY MARKET FUNDS—2.9%
Institutional Money Market Funds—2.9%
Dreyfus Institutional Cash Advantage Fund, 0.38%		††¥	150,000	150,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%		††¥	171,905	171,905
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		¥	13,924,106	13,924,106
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		††¥	150,000	150,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%		††¥	150,000	150,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%		††¥	150,000	150,000

Vantagepoint Inflation Focused Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥ 150,000	$150,000

	TOTAL MONEY MARKET FUNDS
	(Cost $14,846,011)	14,846,011

	TOTAL INVESTMENTS—100.1%
	(Cost $509,566,440)	520,330,468
	Other assets less liabilities—(0.1%)	(320,684)

	NET ASSETS—100.0%	$520,009,784

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $11,191,879, which represents 2.2% of Net Assets. The illiquid 144A securities represented 2.2% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,000,913)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
			Shares	Value
COMMON STOCKS—0.0%
Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (Cost $178,944)	*	†	12,341	$29,618

PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 6.402% (Cost $1,191,146)	#		44,875	1,099,886

CONVERTIBLE PREFERRED STOCKS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Rex Energy Corp., Perpetual, Series A 6.000% (Cost $199,360)			3,400	17,000

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—90.5%
Aerospace & Defense—0.8%
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^		$900,000	948,375
LMI Aerospace, Inc.
7.375%	07/15/2019			450,000	425,250
Spirit AeroSystems, Inc.
5.250%	03/15/2022			785,000	816,400
TA Manufacturing Ltd. (United Kingdom)
3.625%	04/15/2023	^	EUR	590,000	591,601

					2,781,626

Air Freight & Logistics—0.2%
XPO Logistics, Inc.
6.500%	06/15/2022	^		$820,000	800,525

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^		834,968	844,362
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^		895,000	740,612
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021			1,183,063	1,214,118

					2,799,092

Auto Components—1.2%
American Axle & Manufacturing, Inc.
6.625%	10/15/2022	†		380,000	396,150
6.250%	03/15/2021			200,000	207,250
Goodyear Dunlop Tires Europe BV (Netherlands)
3.750%	12/15/2023		EUR	190,000	225,481
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022			$945,000	1,015,875
5.125%	11/15/2023			530,000	544,575
Tenneco, Inc.
5.375%	12/15/2024			365,000	376,863
ZF North America Capital, Inc.
4.750%	04/29/2025	^		650,000	649,188
4.500%	04/29/2022	^		875,000	895,781

					4,311,163

Automobiles—0.1%
General Motors Co.
6.750%	04/01/2046			50,000	57,033
6.600%	04/01/2036			110,000	121,386

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.200%	04/01/2045		$380,000	$358,521

				536,940

Banks—1.9%
ABN AMRO Bank NV (Netherlands)
4.750%	07/28/2025	^	450,000	454,967
Bank of America Corp., Perpetual Bond
6.500%	10/23/2024	#†	570,000	589,067
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022		240,000	258,450
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#	260,000	260,671
BNP Paribas SA, Perpetual Bond (France)
7.375%	08/19/2025	#^	270,000	261,562
CIT Group, Inc.
5.500%	02/15/2019	^	380,000	394,060
5.375%	05/15/2020		60,000	62,400
5.000%	08/15/2022		2,035,000	2,064,243
5.000%	08/01/2023		130,000	130,975
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#	1,000,000	963,750
Credit Agricole SA, Perpetual Bond (France)
8.125%	12/23/2025	#^	380,000	380,568
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	381,300
6.375%	03/30/2025	#†	390,000	369,525
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.648%	09/30/2031	#	410,000	481,750

				7,053,288

Beverages—0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	490,000	472,850
Constellation Brands, Inc.
6.000%	05/01/2022		1,000,000	1,130,000
4.750%	11/15/2024		140,000	146,650
4.750%	12/01/2025		240,000	249,600
DS Services of America, Inc.
10.000%	09/01/2021	^	300,000	341,250

				2,340,350

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc.
7.875%	09/01/2023	^†	310,000	275,125

Building Products—1.2%
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	260,300
NWH Escrow Corp.
7.500%	08/01/2021	^	250,000	165,000
Standard Industries, Inc.
6.000%	10/15/2025	^	1,475,000	1,567,187
5.500%	02/15/2023	^	470,000	482,925
5.125%	02/15/2021	^	285,000	293,194
Summit Materials LLC/Summit Materials Finance Corp.
6.125%	07/15/2023		1,425,000	1,360,875
USG Corp.
5.500%	03/01/2025	^†	230,000	240,063

				4,369,544

Capital Markets—0.8%
Argos Merger Sub, Inc.
7.125%	03/15/2023	^	350,000	372,925
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^	920,000	869,400

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^		$900,000	$893,250
Goldman Sachs Group, Inc. (The)
5.150%	05/22/2045			490,000	499,669
Walter Investment Management Corp.
7.875%	12/15/2021			500,000	327,500

					2,962,744

Chemicals—1.1%
Axiall Corp.
4.875%	05/15/2023			20,000	19,612
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^		860,000	662,200
Celanese US Holdings LLC
4.625%	11/15/2022			260,000	262,860
Chemours Co. (The)
6.125%	05/15/2023	^	EUR	845,000	764,461
Eagle Spinco, Inc.
4.625%	02/15/2021			$450,000	437,108
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^		300,000	277,500
Evolution Escrow Issuer LLC
7.500%	03/15/2022	^		335,000	252,087
PSPC Escrow Corp.
6.000%	02/01/2023	^	EUR	315,000	301,526
6.000%	02/01/2023		EUR	315,000	301,525
Techniplas LLC
10.000%	05/01/2020	^		$170,000	123,250
Tronox Finance LLC
6.375%	08/15/2020			800,000	619,000

					4,021,129

Commercial Services & Supplies—1.9%
ACCO Brands Corp.
6.750%	04/30/2020			980,000	1,041,250
Ancestry.com Holdings LLC
9.625%	10/15/2018	^		840,000	843,150
Clean Harbors, Inc.
5.250%	08/01/2020			1,410,000	1,452,159
Covanta Holding Corp.
6.375%	10/01/2022			1,020,000	1,025,100
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^		100,000	77,500
GFL Environmental, Inc. (Canada)
9.875%	02/01/2021	^		520,000	543,400
Monitronics International, Inc.
9.125%	04/01/2020			650,000	529,750
TMS International Corp.
7.625%	10/15/2021	^		670,000	410,375
West Corp.
5.375%	07/15/2022	^†		1,040,000	957,892

					6,880,576

Communications Equipment—1.0%
CommScope Holding Co., Inc.
6.625%	06/01/2020	#^		165,000	169,744
CommScope Technologies Finance LLC
6.000%	06/15/2025	^		490,000	497,044
CommScope, Inc.
5.500%	06/15/2024	^		725,000	734,969
5.000%	06/15/2021	^		695,000	702,818
4.375%	06/15/2020	^		70,000	72,100
Plantronics, Inc.
5.500%	05/31/2023	^		390,000	384,150

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
ViaSat, Inc.
6.875%	06/15/2020			$1,000,000	$1,040,000

					3,600,825

Construction & Engineering—0.2%
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	#^		1,048,125	670,800

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
6.125%	05/05/2025	^†		300,000	281,250

Consumer Finance—1.5%
Ally Financial, Inc.
8.000%	11/01/2031			200,000	229,000
7.500%	09/15/2020			799,000	886,890
5.125%	09/30/2024			395,000	405,862
4.625%	05/19/2022			235,000	236,763
International Lease Finance Corp.
8.625%	01/15/2022			30,000	36,188
Navient Corp.
5.875%	03/25/2021			500,000	454,375
5.000%	10/26/2020			385,000	350,350
Navient Corp. MTN
5.500%	01/15/2019			190,000	187,625
4.875%	06/17/2019	†		2,645,000	2,559,037

					5,346,090

Containers & Packaging—3.1%
Ardagh Packaging Finance plc (Ireland)
9.125%	10/15/2020	^		800,000	830,000
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.634%	12/15/2019	#^	EUR	1,000,000	987,500
4.250%	01/15/2022		EUR	685,000	790,647
Ball Corp.
4.375%	12/15/2023			$1,355,000	1,653,485
Berry Plastics Corp.
5.500%	05/15/2022			795,000	819,844
BWAY Holding Co.
9.125%	08/15/2021	^		400,000	359,000
Cascades, Inc. (Canada)
5.500%	07/15/2022	^		1,310,000	1,266,606
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^		350,000	315,000
Graphic Packaging International, Inc.
4.875%	11/15/2022			120,000	122,100
Kloeckner Pentaplast of America, Inc.
7.125%	11/01/2020	^	EUR	440,000	525,635
OI European Group BV (Netherlands)
4.875%	03/31/2021			$100,000	124,742
Pactiv LLC
8.375%	04/15/2027			1,300,000	1,209,000
Plastipak Holdings, Inc.
6.500%	10/01/2021	^		785,000	769,300
Sealed Air Corp.
4.500%	09/15/2023	^		EUR635,000	769,533
4.500%	09/15/2023			EUR130,000	157,542
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^		$330,000	402,190

					11,102,124

Distributors—0.8%
American Builders & Contractors Supply Co., Inc.
5.750%	12/15/2023	^		$855,000	891,338
5.625%	04/15/2021	^		750,000	776,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
VWR Funding, Inc.
4.625%	04/15/2022	^	EUR	500,000	$566,720
4.625%	04/15/2022		EUR	745,000	844,412

					3,078,720

Diversified Consumer Services—0.1%
Service Corp. International
5.375%	05/15/2024			$510,000	541,875

Diversified Financial Services—2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021			900,000	933,750
4.625%	07/01/2022			1,160,000	1,187,550
4.500%	05/15/2021			2,000,000	2,051,240
Cooperatieve Rabobank UA (Netherlands)
5.250%	08/04/2045			270,000	293,125
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^		1,700,000	1,770,125
Quicken Loans, Inc.
5.750%	05/01/2025	^		1,010,000	984,750
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^		520,000	418,600
Worldpay Finance plc (United Kingdom)
3.750%	11/15/2022	^	EUR	830,000	981,055

					8,620,195

Diversified Telecommunication Services—5.7%
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020		GBP	480,000	743,504
CenturyLink, Inc.
5.625%	04/01/2025			$860,000	772,925
CenturyLink, Inc., Series T
5.800%	03/15/2022			140,000	135,219
CenturyLink, Inc., Series V
5.625%	04/01/2020			760,000	772,738
Frontier Communications Corp.
11.000%	09/15/2025	^		580,000	585,075
10.500%	09/15/2022	^		765,000	786,994
7.625%	04/15/2024			490,000	437,325
7.125%	01/15/2023			585,000	520,650
6.875%	01/15/2025			185,000	156,903
Intelsat Jackson Holdings SA (Luxembourg)
8.000%	02/15/2024	^†		1,630,000	1,682,975
7.500%	04/01/2021	†		2,505,000	1,603,200
Level 3 Financing, Inc.
5.375%	01/15/2024	^		50,000	50,750
6.125%	01/15/2021			1,875,000	1,968,750
5.625%	02/01/2023			1,000,000	1,031,250
5.375%	08/15/2022			275,000	280,297
5.125%	05/01/2023			490,000	497,350
Oi Brasil Holdings Cooperatief UA (Netherlands)
5.750%	02/10/2022	^†		1,400,000	388,360
SBA Communications Corp.
4.875%	07/15/2022			955,000	970,519
Sprint Capital Corp.
6.900%	05/01/2019			1,750,000	1,526,875
Telecom Italia SpA (Italy)
5.303%	05/30/2024	^		860,000	884,725
Virgin Media Finance plc (United Kingdom)
6.375%	04/15/2023	^	GBP	560,000	585,200
6.000%	10/15/2024	^	GBP	680,000	701,250
7.000%	04/15/2023		GBP	585,000	869,613
4.875%	02/15/2022		GBP	500,000	448,750

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Wind Acquisition Finance SA (Luxembourg)
7.000%	04/23/2021		EUR	1,020,000	$1,115,682
Windstream Services LLC
7.750%	10/15/2020			$360,000	311,400
7.500%	04/01/2023			1,000,000	752,500

					20,580,779

Electric Utilities—0.8%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028			1,948,589	1,892,567
NRG Yield Operating LLC
5.375%	08/15/2024			965,000	902,275

					2,794,842

Electrical Equipment—0.2%
Trionista TopCo GmbH (Germany)
6.875%	04/30/2021		EUR	530,000	638,096

Electronic Equipment, Instruments & Components—0.6%
Sanmina Corp.
4.375%	06/01/2019	^		$2,200,000	2,255,000

Energy Equipment & Services—1.6%
Atwood Oceanics, Inc.
6.500%	02/01/2020			290,000	139,200
CGG SA (France)
6.875%	01/15/2022			200,000	79,000
6.500%	06/01/2021			800,000	328,000
Ensco plc (United Kingdom)
5.750%	10/01/2044			430,000	213,388
4.700%	03/15/2021			360,000	251,683
Forum Energy Technologies, Inc.
6.250%	10/01/2021			725,000	627,125
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc
6.125%	06/15/2019			140,000	120,400
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%	02/15/2023			920,000	708,400
Globe Luxembourg SCA (Luxembourg)
9.625%	05/01/2018	^		200,000	152,500
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^		1,500,000	945,000
Pacific Drilling V Ltd. (Virgin Islands, British)
7.250%	12/01/2017	^		500,000	186,250
Paragon Offshore plc (United Kingdom)
6.750%	07/15/2022	^Δ		985,000	263,487
PHI, Inc.
5.250%	03/15/2019			760,000	676,400
Precision Drilling Corp. (Canada)
6.500%	12/15/2021			450,000	344,250
Seventy Seven Energy, Inc.
6.500%	07/15/2022			185,000	9,250
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^		1,000,000	675,000

					5,719,333

Food & Staples Retailing—0.7%
Beverages & More, Inc.
10.000%	11/15/2018	^		700,000	630,875
Ingles Markets, Inc.
5.750%	06/15/2023			1,060,000	1,081,200
Rite Aid Corp.
6.125%	04/01/2023	^		960,000	1,021,200

					2,733,275

Food Products—2.5%
B&G Foods, Inc.
4.625%	06/01/2021			370,000	376,475

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Boparan Finance plc (United Kingdom)
5.500%	07/15/2021		GBP	320,000	$427,428
Darling Global Finance BV (Netherlands)
4.750%	05/30/2022	^	EUR	830,000	951,304
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^		$1,320,000	1,321,320
Kraft Heinz Foods Co.
7.125%	08/01/2039	^		240,000	314,542
4.875%	02/15/2025	^		257,000	283,377
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^		1,100,000	1,109,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021			1,085,000	1,101,275
Post Holdings, Inc.
7.750%	03/15/2024	^		155,000	170,888
6.000%	12/15/2022	^		735,000	759,806
R&R Ice Cream plc (United Kingdom)
5.500%	05/15/2020		GBP	100,000	147,108
R&R Pik plc (United Kingdom)
9.250%	05/15/2018	#	EUR	1,060,000	1,224,267
Simmons Foods, Inc.
7.875%	10/01/2021	^		$990,000	836,550

					9,023,965

Gas Utilities—0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.750%	03/01/2025			165,000	158,400
5.500%	06/01/2024			1,375,000	1,333,750

					1,492,150

Health Care Equipment & Supplies—1.9%
Auris Luxembourg II SA (Luxembourg)
8.000%	01/15/2023		EUR	750,000	939,536
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^		$1,900,000	1,889,312
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%	06/15/2021	^		1,340,000	1,192,600
Greatbatch Ltd.
9.125%	11/01/2023	^		370,000	367,688
Immucor, Inc.
11.125%	08/15/2019			650,000	601,250
Mallinckrodt International Finance SA (LUXEMBOURG)
4.750%	04/15/2023			100,000	82,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^†		1,230,000	1,139,287
5.625%	10/15/2023	^		290,000	264,625
5.500%	04/15/2025	^		80,000	71,000
4.875%	04/15/2020	^		305,000	287,310

					6,835,108

Health Care Providers & Services—7.6%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023			60,000	61,200
5.125%	07/01/2022			1,320,000	1,339,800
Amsurg Corp.
5.625%	07/15/2022			905,000	935,544
BioScrip, Inc.
8.875%	02/15/2021			830,000	705,500
Centene Escrow Corp.
6.125%	02/15/2024	^		535,000	564,425
5.625%	02/15/2021	^		805,000	841,225

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
CHS/Community Health Systems, Inc.
6.875%	02/01/2022			$2,125,000	$1,928,437
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022			970,000	1,016,075
5.125%	07/15/2024			80,000	80,950
5.000%	05/01/2025			565,000	560,762
Envision Healthcare Corp.
5.125%	07/01/2022	^†		1,150,000	1,173,000
ExamWorks Group, Inc.
5.625%	04/15/2023			550,000	563,062
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^		700,000	772,450
4.750%	10/15/2024	^		250,000	255,313
HCA Holdings, Inc.
6.250%	02/15/2021			1,000,000	1,080,000
HCA, Inc.
5.875%	02/15/2026			1,090,000	1,125,425
5.375%	02/01/2025			2,935,000	2,970,778
5.250%	04/15/2025			310,000	320,075
5.250%	06/15/2026			575,000	590,812
HCA, Inc., Series 1
5.875%	05/01/2023			325,000	342,469
HealthSouth Corp.
5.750%	11/01/2024			525,000	534,450
5.125%	03/15/2023			1,255,000	1,256,569
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020		EUR	465,000	559,614
HomeVi SAS (France)
6.875%	08/15/2021			$730,000	885,856
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019			620,000	614,575
Kindred Healthcare, Inc.
8.750%	01/15/2023			190,000	182,638
LifePoint Health, Inc.
5.875%	12/01/2023			165,000	172,838
5.500%	12/01/2021			1,035,000	1,084,162
Tenet Healthcare Corp.
8.125%	04/01/2022			1,240,000	1,281,850
6.750%	06/15/2023	†		1,870,000	1,799,875
4.750%	06/01/2020			530,000	545,900
4.500%	04/01/2021			60,000	60,600
4.375%	10/01/2021			245,000	246,838
Universal Hospital Services, Inc.
7.625%	08/15/2020			1,200,000	1,116,000

					27,569,067

Health Care Technology—0.2%
IMS Health, Inc.
4.125%	04/01/2023	^	EUR	555,000	623,602

Hotels, Restaurants & Leisure—4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^		$630,000	656,775
4.625%	01/15/2022	^		1,266,000	1,291,320
Boyd Gaming Corp.
6.375%	04/01/2026	^		310,000	323,175
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%	10/01/2020	†		790,000	777,360
Carrols Restaurant Group, Inc.
8.000%	05/01/2022			470,000	506,425
CEC Entertainment, Inc.
8.000%	02/15/2022			220,000	189,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024			910,000	946,400

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^	$459,000	$447,525
Churchill Downs, Inc.
5.375%	12/15/2021		1,170,000	1,210,950
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^	320,000	305,600
ESH Hospitality, Inc.
5.250%	05/01/2025	^	490,000	478,975
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	260,000	267,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%	10/15/2021		680,000	708,016
Landry’s Holdings II, Inc.
10.250%	01/01/2018	^	250,000	249,375
Landry’s, Inc.
9.375%	05/01/2020	^	425,000	448,375
MGM Resorts International
6.625%	12/15/2021		500,000	538,750
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^	580,000	594,500
4.625%	11/15/2020	^	300,000	303,000
Scientific Games International, Inc.
7.000%	01/01/2022	^	605,000	620,125
6.250%	09/01/2020		1,290,000	780,450
Six Flags Entertainment Corp.
5.250%	01/15/2021	^	1,050,000	1,084,125
Speedway Motorsports, Inc.
5.125%	02/01/2023		400,000	412,000
Studio City Finance Ltd. (Virgin Islands, British)
8.500%	12/01/2020	^	940,000	947,050
Viking Cruises Ltd. (Bermuda)
6.250%	05/15/2025	^	520,000	438,100

				14,525,921

Household Durables—1.3%
PulteGroup, Inc.
5.500%	03/01/2026		550,000	568,562
4.250%	03/01/2021		40,000	40,800
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^	610,000	600,850
5.875%	04/01/2023	^	300,000	297,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%	04/15/2023	^	150,000	144,750
5.250%	04/15/2021	^	500,000	492,500
Tempur Sealy International, Inc.
5.625%	10/15/2023	^†	300,000	310,125
6.875%	12/15/2020		605,000	641,300
Toll Brothers Finance Corp.
6.750%	11/01/2019	†	190,000	212,800
William Lyon Homes, Inc.
8.500%	11/15/2020		500,000	515,542
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	900,000	805,500

				4,630,104

Household Products—1.2%
Central Garden & Pet Co.
6.125%	11/15/2023		270,000	282,150
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^	690,000	702,075
Energizer Holdings, Inc.
5.500%	06/15/2025	^	595,000	599,463

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kronos Acquisition Holdings, Inc.
9.000%	08/15/2023	^	$150,000	$138,750
Spectrum Brands, Inc.
6.625%	11/15/2022		1,385,000	1,504,442
5.750%	07/15/2025		520,000	555,100
Sun Products Corp. (The)
7.750%	03/15/2021	^	660,000	610,500

				4,392,480

Independent Power and Renewable Electricity Producers—1.7%
AES Corp.
5.500%	03/15/2024	†	230,000	225,975
5.500%	04/15/2025		630,000	611,100
Calpine Corp.
5.500%	02/01/2024		835,000	805,775
Dynegy, Inc.
6.750%	11/01/2019		525,000	525,000
NRG Energy, Inc.
6.625%	03/15/2023		500,000	468,905
6.250%	07/15/2022		1,750,000	1,636,250
NRG REMA LLC, Series C
9.681%	07/02/2026		500,000	480,625
Red Oak Power LLC, Series B
9.200%	11/30/2029		560,000	581,000
Terraform Power Operating LLC
5.875%	02/01/2023	^†	1,050,000	855,750

				6,190,380

Industrial Conglomerates—0.1%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%	12/15/2019	^	340,000	336,600

Insurance—0.8%
CNO Financial Group, Inc.
5.250%	05/30/2025		630,000	647,325
4.500%	05/30/2020		230,000	235,175
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	490,000	494,900
Genworth Holdings, Inc.
7.700%	06/15/2020		350,000	310,625
4.900%	08/15/2023		210,000	156,975
HUB International Ltd.
7.875%	10/01/2021	^	950,000	938,125

				2,783,125

Internet & Catalog Retail—0.3%
Netflix, Inc.
5.875%	02/15/2025		700,000	740,250
5.500%	02/15/2022		190,000	199,869

				940,119

Internet Software & Services—0.3%
Ancestry.com, Inc.
11.000%	12/15/2020		10,000	10,800
Cogent Communications Group, Inc.
5.375%	03/01/2022	^	980,000	967,750

				978,550

IT Services—1.4%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^	990,000	455,400
First Data Corp.
7.000%	12/01/2023	^	2,320,000	2,351,900
5.750%	01/15/2024	^	415,000	416,515
5.000%	01/15/2024	^	1,725,000	1,733,625

				4,957,440

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Leisure Products—0.7%
Brunswick Corp.
4.625%	05/15/2021	^		$750,000	$759,375
Gibson Brands, Inc.
8.875%	08/01/2018	^†		750,000	438,750
PortAventura Entertainment Barcelona BV (Netherlands)
7.250%	12/01/2020		EUR	650,000	763,749
Vista Outdoor, Inc.
5.875%	10/01/2023	^		$440,000	463,100

					2,424,974

Machinery—0.8%
Apex Tool Group LLC
7.000%	02/01/2021	^		1,185,000	965,775
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^		1,160,000	1,074,450
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^		1,095,000	1,012,875

					3,053,100

Media—7.9%
Altice Financing SA (Luxembourg)
6.625%	02/15/2023	^	EUR	1,440,000	1,450,800
5.250%	02/15/2023	^	EUR	270,000	314,960
Altice SA (Luxembourg)
7.250%	05/15/2022			$690,000	779,302
6.250%	02/15/2025			180,000	184,988
AMC Entertainment, Inc.
5.750%	06/15/2025			250,000	256,875
Carmike Cinemas, Inc.
6.000%	06/15/2023	^		210,000	222,075
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%	04/01/2024	^		60,000	63,000
5.375%	05/01/2025	^		190,000	193,800
5.125%	05/01/2023	^		700,000	714,000
6.500%	04/30/2021			650,000	674,706
CCO Safari II LLC
6.484%	10/23/2045	^		300,000	334,740
4.908%	07/23/2025	^		1,230,000	1,299,323
CCOH Safari LLC
5.750%	02/15/2026	^		820,000	850,750
CSC Holdings LLC
6.750%	11/15/2021			275,000	283,112
5.250%	06/01/2024			1,090,000	974,188
DISH DBS Corp.
7.875%	09/01/2019			410,000	452,537
6.750%	06/01/2021			30,000	31,050
5.875%	07/15/2022			2,625,000	2,493,750
iHeartCommunications, Inc.
14.000%	02/01/2021			949,400	218,362
Lamar Media Corp.
5.750%	02/01/2026	^†		520,000	547,300
5.000%	05/01/2023			240,000	250,949
LGE HoldCo VI BV (Netherlands)
7.125%	05/15/2024		EUR	100,000	124,316
MDC Partners, Inc. (Canada)
6.500%	05/01/2024	^		$680,000	696,150
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021			850,000	859,562
Neptune Finco Corp.
6.625%	10/15/2025	^		610,000	661,027
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	#^		1,155,258	826,009
Nielsen Finance LLC/Nielsen Finance Co.
5.000%	04/15/2022	^		995,000	1,024,850

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Numericable-SFR (France)
6.250%	05/15/2024	^	EUR	200,000	$194,900
6.000%	05/15/2022	^	EUR	880,000	862,400
5.625%	05/15/2024		EUR	940,000	1,081,579
Sinclair Television Group, Inc.
5.375%	04/01/2021			$915,000	947,025
Telenet Finance V Luxembourg SCA (Luxembourg)
6.250%	08/15/2022		EUR	630,000	776,019
Time Warner Cable, Inc.
7.300%	07/01/2038			$280,000	329,410
Time, Inc.
5.750%	04/15/2022	^		405,000	361,337
Tribune Media Co.
5.875%	07/15/2022	^		280,000	274,254
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.750%	01/15/2023		EUR	194,400	237,843
5.625%	04/15/2023		EUR	496,000	606,728
Univision Communications, Inc.
6.750%	09/15/2022	^		$581,000	618,765
5.125%	05/15/2023	^		641,000	641,000
5.125%	02/15/2025	^		600,000	594,000
UPCB Finance IV Ltd. (Cayman Islands)
5.375%	01/15/2025	^		910,000	925,925
Viacom, Inc.
4.375%	03/15/2043			460,000	356,852
Vougeot Bidco plc (United Kingdom)
7.875%	07/15/2020		GBP	470,000	703,322
WMG Acquisition Corp.
5.625%	04/15/2022	^†		$1,615,000	1,643,263
Ziggo Bond Finance BV (Netherlands)
4.625%	01/15/2025	^	EUR	625,000	696,964

					28,634,067

Metals & Mining—3.1%
Alcoa, Inc.
5.950%	02/01/2037			$340,000	290,700
5.125%	10/01/2024			60,000	57,206
Anglo American Capital plc (United Kingdom)
4.875%	05/14/2025	^		540,000	444,150
4.125%	09/27/2022	^		210,000	172,200
3.625%	05/14/2020	^		270,000	233,042
Anglo American Capital plc MTN (United Kingdom)
3.500%	03/28/2022		EUR	230,000	214,696
1.750%	04/03/2018		EUR	355,000	382,900
ArcelorMittal (Luxembourg)
6.500%	03/01/2021	†		$250,000	247,500
6.125%	06/01/2018			40,000	40,600
6.125%	06/01/2025	†		460,000	427,800
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^†		580,000	452,400
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^		495,000	372,488
BHP Billiton Finance USA Ltd. (Australia)
6.750%	10/19/2075	#^		340,000	340,425
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^		615,000	522,750
Coeur Mining, Inc.
7.875%	02/01/2021	†		420,000	339,150
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^		770,000	706,475
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^		1,045,000	705,375
FMG Resources August 2006 Pty Ltd. (Australia)
9.750%	03/01/2022	^†		820,000	822,050

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Freeport-McMoRan, Inc.
5.450%	03/15/2043		$270,000	$166,725
4.000%	11/14/2021		250,000	178,125
3.875%	03/15/2023		200,000	136,500
3.550%	03/01/2022		180,000	126,450
3.100%	03/15/2020	†	160,000	120,800
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020		605,000	432,575
Novelis, Inc. (Canada)
8.750%	12/15/2020		1,665,000	1,688,810
8.375%	12/15/2017		40,000	40,880
Steel Dynamics, Inc.
5.500%	10/01/2024	†	285,000	289,275
5.125%	10/01/2021		505,000	512,575
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^	1,220,000	854,000

				11,318,622

Multiline Retail—1.0%
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^	340,000	355,300
Family Tree Escrow LLC
5.750%	03/01/2023	^	1,535,000	1,634,775
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^	2,140,000	1,659,827

				3,649,902

Oil, Gas & Consumable Fuels—7.8%
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^	860,000	610,600
Berry Petroleum Co. LLC
6.750%	11/01/2020		180,000	33,300
6.375%	09/15/2022		1,232,000	227,920
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^	520,000	435,500
California Resources Corp.
8.000%	12/15/2022	^	230,000	89,125
6.000%	11/15/2024		160,000	36,400
5.500%	09/15/2021		1,415,000	318,375
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%	04/15/2021		940,000	672,100
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		330,000	309,375
6.250%	04/15/2023		205,000	181,681
Chesapeake Energy Corp.
6.875%	11/15/2020		260,000	103,350
5.750%	03/15/2023		540,000	186,300
4.875%	04/15/2022		750,000	266,250
3.872%	04/15/2019	#	1,750,000	686,875
CITGO Petroleum Corp.
6.250%	08/15/2022	^	960,000	931,200
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024		530,000	172,250
Concho Resources, Inc.
6.500%	01/15/2022		310,000	310,775
Continental Resources, Inc.
5.000%	09/15/2022		50,000	43,344
4.900%	06/01/2044		580,000	435,000
4.500%	04/15/2023		80,000	67,300
3.800%	06/01/2024		120,000	95,400
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^	370,000	359,825

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Denbury Resources, Inc.
5.500%	05/01/2022		$905,000	$411,775
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%	05/01/2020		650,000	331,094
6.375%	06/15/2023		70,000	32,550
EV Energy Partners LP/EV Energy Finance Corp.
8.000%	04/15/2019		280,000	71,400
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%	05/15/2023		330,000	292,050
Gulfport Energy Corp.
6.625%	05/01/2023		865,000	808,775
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022		840,000	464,100
Laredo Petroleum, Inc.
6.250%	03/15/2023	†	80,000	67,400
5.625%	01/15/2022	†	695,000	583,800
Linn Energy LLC/Linn Energy Finance Corp.
12.000%	12/15/2020	^	883,000	125,827
Magnum Hunter Resources Corp.
9.750%	05/15/2020	Δ	1,280,000	288,000
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^	430,000	255,850
6.500%	03/15/2021	^	190,000	115,663
6.375%	01/30/2023	^	110,000	65,450
MPLX LP
4.875%	12/01/2024	^	780,000	721,366
4.875%	06/01/2025	^	580,000	529,812
Murphy Oil USA, Inc.
6.000%	08/15/2023		430,000	447,200
Murray Energy Corp.
11.250%	04/15/2021	^	1,140,000	153,900
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,315,000	858,037
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	667,500
NGPL PipeCo LLC
7.119%	12/15/2017	^	240,000	233,100
Oasis Petroleum, Inc.
6.875%	03/15/2022	†	725,000	540,125
6.875%	01/15/2023	†	1,395,000	1,035,787
6.500%	11/01/2021	†	170,000	126,650
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^	340,000	340,000
Petrobras Global Finance BV (Netherlands)
6.850%	06/05/2115		270,000	189,675
QEP Resources, Inc.
6.875%	03/01/2021		540,000	498,150
Range Resources Corp.
4.875%	05/15/2025	^	635,000	558,800
5.750%	06/01/2021		554,000	491,675
Rice Energy, Inc.
7.250%	05/01/2023		540,000	475,200
6.250%	05/01/2022		350,000	306,250
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	218,125
6.875%	04/15/2040	^	668,000	564,460
5.625%	04/15/2020	^	530,000	503,500
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%	11/15/2023		380,000	248,900
RSP Permian, Inc.
6.625%	10/01/2022		450,000	445,500
Sabine Pass Liquefaction LLC
5.625%	03/01/2025	†	125,000	119,688
5.625%	04/15/2023		930,000	888,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sanchez Energy Corp.
7.750%	06/15/2021	†	$1,000,000	$592,500
6.125%	01/15/2023	†	280,000	152,600
SM Energy Co.
6.125%	11/15/2022		120,000	88,080
5.625%	06/01/2025		390,000	272,879
5.000%	01/15/2024		280,000	195,213
Stone Energy Corp.
7.500%	11/15/2022	†	495,000	136,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%	07/01/2021		560,000	442,400
5.500%	08/15/2022		460,000	328,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%	03/15/2024	^†	1,465,000	1,446,688
5.250%	05/01/2023		330,000	306,075
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	280,000	250,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%	10/15/2019	^	535,000	535,000
Ultra Petroleum Corp. (Canada)
6.125%	10/01/2024	^	855,000	68,400
Whiting Petroleum Corp.
6.250%	04/01/2023	†	240,000	162,600
5.750%	03/15/2021		470,000	314,900
Williams Cos., Inc. (The)
5.750%	06/24/2044		360,000	241,200
4.550%	06/24/2024		270,000	206,550
3.700%	01/15/2023		220,000	165,550
Williams Cos., Inc. (The), Series A
7.500%	01/15/2031		170,000	138,975
WPX Energy, Inc.
8.250%	08/01/2023		390,000	303,225
5.250%	09/15/2024		230,000	161,000

				28,156,989

Paper & Forest Products—0.1%
Resolute Forest Products, Inc.
5.875%	05/15/2023		310,000	210,800

Personal Products—1.0%
First Quality Finance Co., Inc.
4.625%	05/15/2021	^	1,200,000	1,164,000
NBTY, Inc.
9.000%	10/01/2018		705,000	723,506
Prestige Brands, Inc.
5.375%	12/15/2021	^	1,655,000	1,683,963

				3,571,469

Pharmaceuticals—2.4%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	1,335,000	1,344,178
DPx Holdings BV (Netherlands)
7.500%	02/01/2022	^	500,000	499,375
Endo Finance LLC
5.750%	01/15/2022	^	1,445,000	1,376,362
Endo Finance LLC/Endo Finco, Inc.
5.875%	01/15/2023	^	145,000	138,838
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	440,000	454,300
JLL/Delta Dutch Pledgeco BV (Netherlands)
8.750%	05/01/2020	^	560,000	547,400
Valeant Pharmaceuticals International, Inc.
7.250%	07/15/2022	^	60,000	48,300
6.750%	08/15/2021	^	1,385,000	1,135,700

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
6.375%	10/15/2020	^		$350,000	$292,250
Valeant Pharmaceuticals International, Inc. (Canada)
7.500%	07/15/2021	^		280,000	234,674
5.875%	05/15/2023	^		1,340,000	1,056,925
5.625%	12/01/2021	^		845,000	669,662
5.500%	03/01/2023	^		635,000	502,444
5.375%	03/15/2020	^		435,000	356,700

					8,657,108

Professional Services—0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%	08/01/2023	^		860,000	885,198

Real Estate Investment Trusts (REITs)—1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC
8.250%	10/15/2023			430,000	399,900
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021			840,000	848,400
GEO Group, Inc. (The)
5.875%	10/15/2024			440,000	446,050
Iron Mountain Europe plc (United Kingdom)
6.125%	09/15/2022		GBP	1,015,000	1,483,305
Iron Mountain, Inc.
6.000%	10/01/2020	^		$640,000	676,000
MPT Operating Partnership LP/MPT Finance Corp.
6.375%	03/01/2024			795,000	840,713

					4,694,368

Real Estate Management & Development—0.5%
CBRE Services, Inc.
5.250%	03/15/2025			570,000	588,723
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^		550,000	570,625
Howard Hughes Corp. (The)
6.875%	10/01/2021	^		710,000	702,900

					1,862,248

Road & Rail—1.2%
Ashtead Capital, Inc.
6.500%	07/15/2022	^		1,597,000	1,704,797
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^		390,000	391,950
Jack Cooper Holdings Corp.
10.250%	06/01/2020	^		720,000	511,200
Modular Space Corp.
10.250%	01/31/2019	^		576,000	322,560
OPE KAG Finance Sub, Inc.
7.875%	07/31/2023	^		530,000	531,325
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^		900,000	882,000

					4,343,832

Semiconductors & Semiconductor Equipment—0.1%
Micron Technology, Inc.
5.250%	08/01/2023	^		90,000	74,025
5.500%	02/01/2025	†		540,000	440,438

					514,463

Software—0.7%
Activision Blizzard, Inc.
5.625%	09/15/2021	^		440,000	464,750
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018			590,000	556,813
Open Text Corp. (Canada)
5.625%	01/15/2023	^		1,000,000	1,025,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SS&C Technologies Holdings, Inc.
5.875%	07/15/2023	^	$495,000	$513,562

				2,560,125

Specialty Retail—2.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,297,800
6.750%	05/20/2020		145,000	149,350
DBP Holding Corp.
7.750%	10/15/2020	^	1,275,000	930,750
GameStop Corp.
6.750%	03/15/2021	^	380,000	368,600
5.500%	10/01/2019	^	330,000	318,038
Group 1 Automotive, Inc.
5.250%	12/15/2023	^	600,000	595,500
Guitar Center, Inc.
9.625%	04/15/2020	^	1,060,000	739,350
6.500%	04/15/2019	^	10,000	9,050
L Brands, Inc.
6.950%	03/01/2033		330,000	341,550
6.875%	11/01/2035	†	510,000	556,002
Michaels Stores, Inc.
5.875%	12/15/2020	^	460,000	483,000
Party City Holdings, Inc.
6.125%	08/15/2023	^	695,000	714,112
Rent-A-Center, Inc.
6.625%	11/15/2020	†	845,000	735,150
4.750%	05/01/2021		180,000	136,350
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		1,310,000	1,377,137
5.625%	12/01/2025		460,000	492,200

				9,243,939

Technology Hardware, Storage & Peripherals—0.6%
Denali International LLC/Denali Finance Corp
5.625%	10/15/2020	^	790,000	835,326
NCR Corp.
6.375%	12/15/2023		115,000	119,025
5.875%	12/15/2021		990,000	1,015,988
Western Digital Corp.
10.500%	04/01/2024	^	390,000	391,950

				2,362,289

Textiles, Apparel & Luxury Goods—0.4%
Empire Today LLC/Empire Today Finance Corp.
11.375%	02/01/2017	^	240,000	237,600
Levi Strauss & Co.
5.000%	05/01/2025		450,000	456,750
William Carter Co. (The)
5.250%	08/15/2021		500,000	516,250
Wolverine World Wide, Inc.
6.125%	10/15/2020		160,000	167,200

				1,377,800

Tobacco—0.1%
Alliance One International, Inc.
9.875%	07/15/2021	†	600,000	459,750

Trading Companies & Distributors—1.8%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	1,830,000	1,820,850
H&E Equipment Services, Inc.
7.000%	09/01/2022	†	1,010,000	1,030,200
HD Supply, Inc.
5.750%	04/15/2024	^	915,000	942,450
United Rentals North America, Inc.
6.125%	06/15/2023	†	1,690,000	1,753,375

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
5.500%	07/15/2025			$480,000	$479,299
WESCO Distribution, Inc.
5.375%	12/15/2021			470,000	477,050

					6,503,224

Transportation Infrastructure—0.1%
Moto Finance plc (United Kingdom)
6.375%	09/01/2020	^	GBP	275,000	404,677

Wireless Telecommunication Services—3.0%
Matterhorn Telecom SA (Luxembourg)
3.875%	05/01/2022	^	CHF	430,000	462,386
3.625%	05/01/2022	^	CHF	150,000	143,713
Sprint Communications, Inc.
11.500%	11/15/2021			$290,000	259,550
8.375%	08/15/2017			875,000	867,344
7.000%	08/15/2020			640,000	512,000
6.000%	11/15/2022	†		220,000	161,975
Sprint Corp.
7.250%	09/15/2021			5,545,000	4,262,719
T-Mobile USA, Inc.
6.633%	04/28/2021			1,500,000	1,575,000
6.500%	01/15/2026			530,000	553,187
6.464%	04/28/2019			500,000	512,500
6.000%	03/01/2023			320,000	328,400
6.000%	04/15/2024			600,000	609,000
VimpelCom Holdings BV (Netherlands)
5.950%	02/13/2023	^		700,000	684,698

					10,932,472

TOTAL CORPORATE OBLIGATIONS (Cost $355,482,655)					328,195,333

FLOATING RATE LOANS—0.7%**
FMG Resources PTY Ltd. Loan
4.250%	06/30/2019	#		89,313	75,693
Hercules Offshore, Inc. 1st Lien Term Loan Exit
10.500%	05/06/2020	#		770,000	551,512
Lantheus Medical Imaging, Inc. Term Loan B
7.000%	06/30/2022	#		387,075	338,691
Magnum Hunter Resources Corp.
9.000%	12/31/2100	#		280,000	278,600
Murray Energy Corp., 1st Lien Term Loan B2
7.500%	04/16/2020	#		975,013	503,107
Panda Temple Power LLC, Term Loan
7.250%	03/06/2022	#		445,500	336,352
TPF II LC LLC, Term Loan B
5.500%	10/02/2021	#		598,512	586,916

TOTAL FLOATING RATE LOANS (Cost $3,456,721)					2,670,871

MORTGAGE-BACKED SECURITIES—2.6%
Commercial Mortgage-Backed Securities— 0.2%
COMM Mortgage Trust, Series 2015-LC21, Class E
3.250%	07/10/2048	^		300,000	179,830
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class D
4.119%	08/15/2048	#		210,000	146,988
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E
4.619%	08/15/2048	#^		200,000	134,195

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E
3.000%	05/15/2048	^	$300,000	$175,237
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class D
4.471%	12/15/2047	#	200,000	155,929

				792,179

Non-Agency Mortgage-Backed Securities—2.4%
CSMC, Series 2015-8R, Class 2A1
4.500%	06/27/2036	^	654,153	666,536
Encore Credit Receivables Trust, Series 2005-3, Class M6
1.468%	10/25/2035	#	1,224,300	716,756
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.183%	10/25/2024	#	2,500,000	2,521,301
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B
0.661%	10/26/2046	#^	160,000	96,272
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B
0.690%	07/26/2045	#^	3,740,000	1,531,653
Nomura Resecuritization Trust, Series 2015-6R, Class 3A5
0.626%	05/26/2046	#^	2,380,000	1,366,957
Reperforming Loan REMIC Trust, Series 2005-R2, Class 2A3
8.000%	06/25/2035	^	1,044,384	1,092,843
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1C3
0.913%	11/25/2045	#	1,463,419	718,522

				8,710,840

TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,272,910)				9,503,019

ASSET-BACKED SECURITIES—0.9%
Home Equity—0.6%
Bayview Financial Asset Trust Series 2007-SR1A, Class M1
1.233%	03/25/2037	#^‡	578,677	493,901
Bayview Financial Asset Trust Series 2007-SR1A, Class M3
1.583%	03/25/2037	#^‡	1,340,554	1,070,607
Mastr Asset Backed Securities Trust Series 2006-FRE1, Class A4
0.723%	12/25/2035	#	475,586	418,613

				1,983,121

Student Loan—0.3%
Nelnet Student Loan Trust Series 2005-4, Class A4
0.804%	03/22/2032	#	311,000	272,402
Nelnet Student Loan Trust Series 2008-3, Class A4
2.279%	11/25/2024	#	450,000	451,260
SLM Student Loan Trust Series 2008-5, Class A4
2.319%	07/25/2023	#	440,000	442,031

				1,165,693

TOTAL ASSET-BACKED SECURITIES (Cost $3,118,734)				3,148,814

			Shares	Value
MONEY MARKET FUNDS—10.1%
Institutional Money Market Funds—10.1%
Dreyfus Institutional Cash Advantage Fund, 0.38%		††¥	3,575,000	3,575,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%		††¥	4,293,910	4,293,910

Vantagepoint High Yield Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	14,401,506	$14,401,506
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	3,575,000	3,575,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	3,575,000	3,575,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	3,575,000	3,575,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	3,575,000	3,575,000

TOTAL MONEY MARKET FUNDS (Cost $36,570,416)			36,570,416

TOTAL INVESTMENTS—105.1% (Cost $410,470,886)			381,234,957
Other assets less liabilities—(5.1%)			(18,432,718)

NET ASSETS—100.0%			$362,802,239

Legend to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $160,659,560, which represents 44.3% of Net Assets. The illiquid 144A securities represented 1.1% of Net Assets, and 0.5% of total 144A securities held.
Δ	Security in default.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,564,508)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—95.3%
Aerospace & Defense—3.2%
Boeing Co. (The)		89,200	$11,323,048
BWX Technologies, Inc.		12,400	416,144
General Dynamics Corp.		2,920	383,600
L-3 Communications Holdings, Inc.		3,500	414,750
Lockheed Martin Corp.		1,900	420,850
Northrop Grumman Corp.		2,200	435,380
Orbital ATK, Inc.		5,000	434,700
Raytheon Co.		3,300	404,679
Spirit AeroSystems Holdings, Inc., Class A	*	8,565	388,508
Textron, Inc.		11,400	415,644
Triumph Group, Inc.		92,305	2,905,762
United Technologies Corp.		439,660	44,009,966

			61,953,031

Air Freight & Logistics—2.4%
FedEx Corp.		241,480	39,293,626
United Parcel Service, Inc., Class B		56,000	5,906,320

			45,199,946

Airlines—0.1%
Copa Holdings SA, Class A (Panama)	†	6,115	414,291
JetBlue Airways Corp.	*	20,200	426,624
Southwest Airlines Co.		43,500	1,948,800

			2,789,715

Auto Components—0.3%
Gentex Corp.		25,720	403,547
Goodyear Tire & Rubber Co. (The)		12,800	422,144
Johnson Controls, Inc.		97,300	3,791,781
Lear Corp.		3,715	412,996

			5,030,468

Automobiles—0.3%
Ford Motor Co.		29,405	396,968
General Motors Co.		145,272	4,565,899
Harley-Davidson, Inc.		9,100	467,103

			5,429,970

Banks—6.8%
Associated Banc-Corp		22,000	394,680
Bank of America Corp.		626,216	8,466,440
Bank of Hawaii Corp.	†	6,500	443,820
BankUnited, Inc.		11,500	396,060
BB&T Corp.		12,200	405,894
BOK Financial Corp.	†	7,370	402,549
CIT Group, Inc.		12,555	389,582
Citigroup, Inc.		407,125	16,997,469
Citizens Financial Group, Inc.		19,200	402,240
Comerica, Inc.		10,800	408,996
Commerce Bancshares, Inc./Missouri		9,558	429,632
Cullen/Frost Bankers, Inc.	†	7,400	407,814
East West Bancorp, Inc.		12,800	415,744
Fifth Third Bancorp		229,100	3,823,679
First Horizon National Corp.		31,800	416,580
First Niagara Financial Group, Inc.		42,600	412,368
First Republic Bank/California		6,300	419,832
Huntington Bancshares, Inc./Ohio		43,200	412,128
JPMorgan Chase & Co.		613,180	36,312,520
KeyCorp		36,900	407,376
M&T Bank Corp.		55,574	6,168,714
PacWest Bancorp		11,327	420,798
People’s United Financial, Inc.	†	25,700	409,401
PNC Financial Services Group, Inc. (The)		178,685	15,111,390
Popular, Inc. (Puerto Rico)		14,160	405,118

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Regions Financial Corp.		51,500	$404,275
Royal Bank of Scotland Group plc (United Kingdom)	*	958,724	3,057,091
Signature Bank/New York	*	3,000	408,360
SunTrust Banks, Inc.		11,400	411,312
SVB Financial Group	*	4,200	428,610
Synovus Financial Corp.		14,285	412,979
TCF Financial Corp.		33,800	414,388
U.S. Bancorp		56,900	2,309,571
Wells Fargo & Co.		547,020	26,453,887
Zions Bancorporation		16,700	404,307

			129,385,604

Beverages—0.6%
Brown-Forman Corp., Class A	†	4,000	426,760
Brown-Forman Corp., Class B		4,300	423,421
Coca-Cola Co. (The)		8,500	394,315
Diageo plc (United Kingdom)		11,535	311,030
Diageo plc ADR (United Kingdom)	†	25,850	2,788,440
Molson Coors Brewing Co., Class B		4,480	430,886
PepsiCo, Inc.		58,600	6,005,328

			10,780,180

Biotechnology—0.7%
Alkermes plc (Ireland)	*	13,480	460,881
Alnylam Pharmaceuticals, Inc.	*	7,010	440,018
Amgen, Inc.		34,700	5,202,571
Baxalta, Inc.		10,700	432,280
Gilead Sciences, Inc.		79,330	7,287,254

			13,823,004

Building Products—0.5%
Armstrong World Industries, Inc.	*	9,100	440,167
Fortune Brands Home & Security, Inc.		160,430	8,990,497
Owens Corning, Inc.		8,920	421,738

			9,852,402

Capital Markets—4.0%
Ameriprise Financial, Inc.		124,130	11,669,461
Bank of New York Mellon Corp. (The)		144,200	5,310,886
BlackRock, Inc.		25,935	8,832,683
Charles Schwab Corp. (The)		14,800	414,696
E*TRADE Financial Corp.	*	16,785	411,065
Franklin Resources, Inc.		329,550	12,868,928
Goldman Sachs Group, Inc. (The)		34,540	5,422,089
Interactive Brokers Group, Inc., Class A	†	10,890	428,195
Invesco Ltd.		197,000	6,061,690
Legg Mason, Inc.		12,130	420,668
Morgan Stanley		302,600	7,568,026
Northern Trust Corp.		120,500	7,852,985
Och-Ziff Capital Management Group LLC, Class A		163,400	710,790
Raymond James Financial, Inc.		8,800	418,968
State Street Corp.		119,400	6,987,288
TD Ameritrade Holding Corp.		13,325	420,137
Waddell & Reed Financial, Inc., Class A		17,600	414,304

			76,212,859

Chemicals—3.0%
Agrium, Inc. (Canada)	†	37,900	3,346,191
Air Products & Chemicals, Inc.		2,920	420,626
Airgas, Inc.		3,000	424,920
Albemarle Corp.		6,803	434,916

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ashland, Inc.		3,920	$431,043
Cabot Corp.		8,600	415,638
Celanese Corp., Series A		6,195	405,772
CF Industries Holdings, Inc.		119,400	3,741,996
Chemours Co. (The)		61,303	429,121
Dow Chemical Co. (The)		138,525	7,045,381
E.I. Du Pont de Nemours & Co.		596,261	37,755,247
Eastman Chemical Co.		5,700	411,711
FMC Corp.	†	10,200	411,774
Huntsman Corp.		33,025	439,233
Mosaic Co. (The)		14,100	380,700
Platform Specialty Products Corp.	*†	47,900	411,940
Praxair, Inc.		3,900	446,355
Scotts Miracle-Gro Co. (The), Class A		5,700	414,789
Westlake Chemical Corp.		8,875	410,913

			58,178,266

Commercial Services & Supplies—0.6%
ADT Corp. (The)	†	10,120	417,551
Clean Harbors, Inc.	*	8,785	433,452
KAR Auction Services, Inc.		11,200	427,168
Pitney Bowes, Inc.		20,400	439,416
R.R. Donnelley & Sons Co.	†	25,875	424,350
Republic Services, Inc.		8,675	413,364
Tyco International plc		212,030	7,783,621
Waste Connections, Inc.	†	6,440	415,960
Waste Management, Inc.		7,035	415,065

			11,169,947

Communications Equipment—2.9%
ARRIS International plc	*	18,000	412,560
Brocade Communications Systems, Inc.		40,285	426,215
Cisco Systems, Inc.		885,930	25,222,427
CommScope Holding Co., Inc.	*	16,000	446,720
EchoStar Corp., Class A	*	9,635	426,734
Harris Corp.		89,230	6,947,448
Juniper Networks, Inc.		15,200	387,752
Lumentum Holdings, Inc.	*	15,566	419,815
ViaSat, Inc.	*†	281,700	20,699,316
Viavi Solutions, Inc.	*	62,030	425,526

			55,814,513

Construction & Engineering—0.2%
AECOM	*	13,800	424,902
Chicago Bridge & Iron Co. NV (Netherlands)		11,100	406,149
Fluor Corp.		7,700	413,490
Jacobs Engineering Group, Inc.	*	9,730	423,742
KBR, Inc.		27,850	431,118
Quanta Services, Inc.	*	18,600	419,616
Valmont Industries, Inc.		3,435	425,390

			2,944,407

Construction Materials—0.3%
Martin Marietta Materials, Inc.		2,700	430,677
Vulcan Materials Co.		57,200	6,038,604

			6,469,281

Consumer Finance—0.6%
Ally Financial, Inc.	*	21,855	409,126
American Express Co.		135,600	8,325,840
Capital One Financial Corp.		5,625	389,869
Discover Financial Services		8,320	423,654
Navient Corp.		33,380	399,559
OneMain Holdings, Inc.	*†	15,600	427,908

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Santander Consumer USA Holdings, Inc.	*	46,045	$483,012
SLM Corp.	*	64,615	410,951
Synchrony Financial	*	13,747	393,989

			11,663,908

Containers & Packaging—0.8%
AptarGroup, Inc.		5,600	439,096
Avery Dennison Corp.		5,800	418,238
Bemis Co., Inc.		8,000	414,240
Crown Holdings, Inc.	*	8,300	411,597
Graphic Packaging Holding Co.		32,400	416,340
International Paper Co.		277,505	11,388,805
Owens-Illinois, Inc.	*	26,300	419,748
Sonoco Products Co.		8,635	419,402
WestRock Co.		29,320	1,144,360

			15,471,826

Distributors—0.0%
Genuine Parts Co.		4,300	427,248

Diversified Consumer Services—0.9%
Graham Holdings Co., Class B		33,158	15,915,840
H&R Block, Inc.		15,400	406,868

			16,322,708

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc., Class B	*	3,100	439,828
CME Group, Inc.		4,500	432,225
Intercontinental Exchange, Inc.		21,405	5,033,172
Leucadia National Corp.		24,300	392,931
Nasdaq, Inc.		6,300	418,194
Voya Financial, Inc.		13,600	404,872

			7,121,222

Diversified Telecommunication Services—4.2%
AT&T, Inc.		10,800	423,036
CenturyLink, Inc.		120,560	3,853,098
Frontier Communications Corp.	†	84,900	474,591
Level 3 Communications, Inc.	*	975,451	51,552,585
SBA Communications Corp., Class A	*	4,300	430,731
Telefonica SA (Spain)		252,338	2,820,286
Verizon Communications, Inc.		371,959	20,115,543
Zayo Group Holdings, Inc.	*	17,400	421,776

			80,091,646

Electric Utilities—3.3%
American Electric Power Co., Inc.		6,425	426,620
Avangrid, Inc.		10,300	413,133
Duke Energy Corp.		5,200	419,536
Edison International		157,635	11,332,380
Entergy Corp.		102,860	8,154,741
Eversource Energy		132,090	7,706,130
Exelon Corp.		117,350	4,208,171
FirstEnergy Corp.		204,700	7,363,059
Great Plains Energy, Inc.		13,300	428,925
Hawaiian Electric Industries, Inc.		13,000	421,200
ITC Holdings Corp.		9,770	425,679
NextEra Energy, Inc.		36,590	4,330,061
OGE Energy Corp.		15,400	440,902
PG&E Corp.		124,360	7,426,779
Pinnacle West Capital Corp.		5,700	427,899
PPL Corp.		11,200	426,384
Southern Co. (The)		8,200	424,186
Westar Energy, Inc.		8,700	431,607
Xcel Energy, Inc.		165,800	6,933,756

			62,141,148

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—1.0%
Babcock & Wilcox Enterprises, Inc.	*	19,750	$422,650
Eaton Corp. plc		156,470	9,788,763
Emerson Electric Co.		131,200	7,134,656
Hubbell, Inc.		4,100	434,313
Regal Beloit Corp.		6,725	424,280

			18,204,662

Electronic Equipment, Instruments & Components—0.3%
Arrow Electronics, Inc.	*	6,700	431,547
Avnet, Inc.		9,300	411,990
Corning, Inc.		20,700	432,423
Dolby Laboratories, Inc., Class A		10,000	434,600
Fitbit, Inc., Class A	*†	28,600	433,290
FLIR Systems, Inc.		12,500	411,875
Ingram Micro, Inc., Class A		11,400	409,374
Jabil Circuit, Inc.		21,770	419,508
Keysight Technologies, Inc.	*	14,500	402,230
National Instruments Corp.		14,000	421,540
TE Connectivity Ltd. (Switzerland)		15,200	941,184
Trimble Navigation Ltd.	*	17,000	421,600

			5,571,161

Energy Equipment & Services—0.7%
Baker Hughes, Inc.		8,830	387,019
Cameron International Corp.	*	6,425	430,796
Diamond Offshore Drilling, Inc.	†	18,700	406,351
Dril-Quip, Inc.	*	6,700	405,752
Ensco plc, Class A (United Kingdom)		39,700	411,689
FMC Technologies, Inc.	*	15,500	424,080
Frank’s International NV (Netherlands)		25,600	421,888
Halliburton Co.		176,420	6,301,722
Helmerich & Payne, Inc.	†	7,315	429,537
Nabors Industries Ltd.		47,480	436,816
National Oilwell Varco, Inc.		13,300	413,630
Noble Corp. plc (United Kingdom)	†	36,800	380,880
Oceaneering International, Inc.		12,600	418,824
Patterson-UTI Energy, Inc.		24,640	434,157
Rowan Cos. plc, Class A	†	27,000	434,700
RPC, Inc.	†	32,300	458,014
Schlumberger Ltd.		5,800	427,750
Seadrill Ltd. (United Kingdom)	*†	128,750	424,875
Superior Energy Services, Inc.		32,230	431,560
Weatherford International plc (Switzerland)	*	57,200	445,016

			14,325,056

Food & Staples Retailing—0.8%
CVS Health Corp.		68,230	7,077,498
Rite Aid Corp.	*	53,500	436,025
Sysco Corp.		9,000	420,570
Walgreens Boots Alliance, Inc.		4,730	398,455
Wal-Mart Stores, Inc.		84,300	5,773,707
Whole Foods Market, Inc.		12,930	402,252

			14,508,507

Food Products—1.4%
Archer-Daniels-Midland Co.		188,300	6,837,173
Blue Buffalo Pet Products, Inc.	*†	16,900	433,654
Bunge Ltd.		7,700	436,359
Campbell Soup Co.		6,600	421,014
ConAgra Foods, Inc.		9,810	437,722
Flowers Foods, Inc.		22,600	417,196
Ingredion, Inc.		47,140	5,034,080
J.M. Smucker Co. (The)		3,325	431,718

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kellogg Co.		53,820	$4,119,921
Kraft Heinz Co. (The)		62,560	4,914,714
McCormick & Co., Inc. (Non-Voting Shares)		7,900	785,892
Mondelez International, Inc., Class A		10,440	418,853
Pilgrim’s Pride Corp.	*†	17,160	435,864
Pinnacle Foods, Inc.		9,665	431,832
Tyson Foods, Inc., Class A		6,160	410,626

			25,966,618

Gas Utilities—0.1%
AGL Resources, Inc.		6,635	432,204
Atmos Energy Corp.		5,755	427,366
National Fuel Gas Co.		8,220	411,411
Questar Corp.		16,900	419,120
UGI Corp.		10,502	423,126

			2,113,227

Health Care Equipment & Supplies—1.0%
Abbott Laboratories		10,235	428,130
Alere, Inc.	*	8,240	417,026
Baxter International, Inc.		78,085	3,207,732
Becton Dickinson and Co.		20,800	3,157,856
Boston Scientific Corp.	*	22,500	423,225
Cooper Cos., Inc. (The)		2,800	431,116
DENTSPLY SIRONA, Inc.		6,900	425,247
Hill-Rom Holdings, Inc.		8,500	427,550
Medtronic plc (Ireland)		117,085	8,781,375
St. Jude Medical, Inc.		7,600	418,000
Stryker Corp.		3,900	418,431
Teleflex, Inc.		2,700	423,927
Zimmer Biomet Holdings, Inc.		4,020	428,653

			19,388,268

Health Care Providers & Services—1.2%
Aetna, Inc.		3,825	429,739
Anthem, Inc.		53,330	7,412,337
Brookdale Senior Living, Inc.	*	27,800	441,464
Cardinal Health, Inc.		5,100	417,945
Centene Corp.	*	3,738	230,162
Community Health Systems, Inc.	*	23,390	432,949
DaVita HealthCare Partners, Inc.	*	5,835	428,172
Express Scripts Holding Co.	*	6,160	423,130
HCA Holdings, Inc.	*	5,450	425,372
Humana, Inc.		2,325	425,359
Laboratory Corp. of America Holdings	*	3,659	428,579
LifePoint Health, Inc.	*	6,275	434,544
MEDNAX, Inc.	*	6,400	413,568
Patterson Cos., Inc.		9,300	432,729
Quest Diagnostics, Inc.		5,900	421,555
UnitedHealth Group, Inc.		63,915	8,238,643
Universal Health Services, Inc., Class B		3,455	430,908
VCA, Inc.	*	7,360	424,598

			22,291,753

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	33,845	447,092

Hotels, Restaurants & Leisure—3.3%
Aramark		12,775	423,108
Carnival Corp.		97,700	5,155,629
Darden Restaurants, Inc.		6,355	421,337
Hilton Worldwide Holdings, Inc.		234,790	5,287,471
Hyatt Hotels Corp., Class A	*†	8,540	422,645
International Game Technology plc		25,200	459,900

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Las Vegas Sands Corp.		118,100	$6,103,408
MGM Resorts International	*	18,700	400,928
Norwegian Cruise Line Holdings Ltd.	*	129,180	7,142,362
Royal Caribbean Cruises Ltd.		5,700	468,255
Wendy’s Co. (The)		38,633	420,713
Wynn Resorts Ltd.	†	381,470	35,640,742

			62,346,498

Household Durables—0.5%
D.R. Horton, Inc.		14,190	428,964
Garmin Ltd. (Switzerland)		10,535	420,978
Lennar Corp., Class A		9,000	435,240
Lennar Corp., Class B		11,400	441,294
Mohawk Industries, Inc.	*	2,200	419,980
Newell Rubbermaid, Inc.		9,440	418,098
PulteGroup, Inc.		280,780	5,253,394
Toll Brothers, Inc.	*	14,600	430,846
Tupperware Brands Corp.		7,500	434,850
Whirlpool Corp.		2,400	432,816

			9,116,460

Household Products—0.1%
Clorox Co. (The)		3,200	403,392
Colgate-Palmolive Co.		6,115	432,025
Energizer Holdings, Inc.		10,545	427,178
Kimberly-Clark Corp.		3,300	443,883
Procter & Gamble Co. (The)		5,200	428,012

			2,134,490

Independent Power and Renewable Electricity Producers—0.5%
AES Corp. (The)		630,100	7,435,180
Calpine Corp.	*	29,125	441,826
NRG Energy, Inc.		31,990	416,190
TerraForm Power, Inc., Class A	*†	47,800	413,470

			8,706,666

Industrial Conglomerates—5.4%
3M Co.		36,655	6,107,823
Carlisle Cos., Inc.		4,225	420,387
CK Hutchison Holdings Ltd. ADR (Hong Kong)		2,334,000	30,412,020
Danaher Corp.		4,420	419,281
General Electric Co.		1,019,097	32,397,094
Koninklijke Philips NV NYRS (Netherlands)		1,185,140	33,835,747
Roper Technologies, Inc.		2,220	405,749

			103,998,101

Insurance—4.9%
Aflac, Inc.		6,600	416,724
Alleghany Corp.	*	805	399,441
Allied World Assurance Co. Holdings AG (Switzerland)		11,070	386,786
Allstate Corp. (The)		6,500	437,905
American Financial Group, Inc.		5,800	408,146
American International Group, Inc.		101,850	5,504,993
American National Insurance Co.		3,700	427,350
AmTrust Financial Services, Inc.		16,100	416,668
Aon plc (United Kingdom)		116,092	12,125,809
Arch Capital Group Ltd. (Bermuda)	*	5,800	412,380
Arthur J. Gallagher & Co.		9,435	419,669
Aspen Insurance Holdings Ltd. (Bermuda)		8,480	404,496
Assurant, Inc.		5,200	401,180
Assured Guaranty Ltd. (Bermuda)		16,500	417,450
Axis Capital Holdings Ltd. (Bermuda)		7,400	410,404

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Brown & Brown, Inc.		11,900	$426,020
Chubb Ltd. (Switzerland)		83,392	9,936,157
Cincinnati Financial Corp.		6,400	418,304
CNA Financial Corp.		13,145	423,006
Endurance Specialty Holdings Ltd. (Bermuda)		6,500	424,710
Everest Re Group Ltd. (Bermuda)		2,200	434,346
FNF Group		12,200	413,580
Genworth Financial, Inc., Class A	*	148,000	404,040
Hanover Insurance Group, Inc. (The)		4,800	433,056
Hartford Financial Services Group, Inc. (The)		9,400	433,152
Lincoln National Corp.		10,300	403,760
Loews Corp.		231,300	8,849,538
Markel Corp.	*	505	450,243
Marsh & McLennan Cos., Inc.		247,305	15,033,671
Mercury General Corp.		7,700	427,350
MetLife, Inc.		350,770	15,412,834
Old Republic International Corp.		22,400	409,472
Principal Financial Group, Inc.		92,365	3,643,799
ProAssurance Corp.		8,500	430,100
Progressive Corp. (The)		11,800	414,652
Prudential Financial, Inc.		5,715	412,737
Reinsurance Group of America, Inc.		4,400	423,500
RenaissanceRe Holdings Ltd. (Bermuda)		3,615	433,185
Sun Life Financial, Inc. (Canada)		33,300	1,074,591
Torchmark Corp.		7,200	389,952
Travelers Cos., Inc. (The)		3,635	424,241
Unum Group		98,335	3,040,518
Validus Holdings Ltd. (Bermuda)		9,000	424,710
W.R. Berkley Corp.		7,565	425,153
White Mountains Insurance Group Ltd.		500	401,300
Willis Towers Watson plc (United Kingdom)		15,757	1,869,726
XL Group plc (Ireland)		57,835	2,128,328

			93,659,132

Internet & Catalog Retail—0.1%
Expedia, Inc.		3,788	408,422
Liberty Interactive Corp. QVC Group, Series A	*	86,100	2,174,025

			2,582,447

Internet Software & Services—1.6%
Alphabet, Inc., Class C	*	39,499	29,424,780
Match Group, Inc.	*†	38,800	429,128
Yahoo!, Inc.	*	12,320	453,499
Zillow Group, Inc., Class A	*†	17,500	447,125
Zillow Group, Inc., Class C	*†	18,600	441,378

			31,195,910

IT Services—0.4%
Amdocs Ltd.		7,400	447,108
Automatic Data Processing, Inc.		4,900	439,579
Black Knight Financial Services, Inc., Class A	*	14,200	440,626
Booz Allen Hamilton Holding Corp.		13,500	408,780
Computer Sciences Corp.		12,700	436,753
CoreLogic, Inc.	*	12,200	423,340
CSRA, Inc.		17,200	462,680
DST Systems, Inc.		3,600	405,972
Fidelity National Information Services, Inc.		6,700	424,177
First Data Corp., Class A	*	35,800	463,252

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
International Business Machines Corp.		3,000	$454,350
Leidos Holdings, Inc.		8,460	425,707
Paychex, Inc.		7,800	421,278
Square, Inc., Class A	*†	33,400	510,352
Teradata Corp.	*	15,190	398,585
Xerox Corp.		38,685	431,725

			6,994,264

Leisure Products—0.5%
Brunswick Corp.		9,000	431,820
Hasbro, Inc.		5,300	424,530
Mattel, Inc.		236,835	7,962,393
Vista Outdoor, Inc.	*	8,100	420,471

			9,239,214

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		10,000	398,500
Bio-Rad Laboratories, Inc., Class A	*	3,000	410,160
Bio-Techne Corp.		4,520	427,230
PerkinElmer, Inc.		8,500	420,410
QIAGEN NV (Netherlands)	*	19,075	426,136
Quintiles Transnational Holdings, Inc.	*	6,400	416,640
Thermo Fisher Scientific, Inc.		2,900	410,611
VWR Corp.	*	16,300	441,078

			3,350,765

Machinery—3.8%
AGCO Corp.	†	8,200	407,540
Allison Transmission Holdings, Inc.		15,700	423,586
Caterpillar, Inc.		5,920	453,117
CNH Industrial NV (United Kingdom)	†	4,427,400	29,929,224
Colfax Corp.	*	14,500	414,555
Crane Co.		7,800	420,108
Cummins, Inc.		34,300	3,770,942
Deere & Co.	†	74,315	5,721,512
Donaldson Co., Inc.	†	13,000	414,830
Dover Corp.		6,725	432,619
Flowserve Corp.		28,800	1,279,008
IDEX Corp.		5,030	416,886
Illinois Tool Works, Inc.		83,820	8,586,521
Ingersoll-Rand plc		112,570	6,980,466
ITT Corp.		11,545	425,895
Joy Global, Inc.	†	27,225	437,506
Kennametal, Inc.		19,135	430,346
Lincoln Electric Holdings, Inc.		7,225	423,168
Manitowoc Co., Inc. (The)		94,700	410,051
Manitowoc Foodservice, Inc.	*	27,300	402,402
Oshkosh Corp.	†	10,300	420,961
PACCAR, Inc.		7,700	421,113
Parker-Hannifin Corp.		3,800	422,104
Pentair plc (United Kingdom)		106,500	5,778,690
SPX Corp.		30,425	456,983
SPX FLOW, Inc.	*	16,525	414,447
Stanley Black & Decker, Inc.		3,925	412,949
Terex Corp.		17,530	436,146
Timken Co. (The)		12,750	426,998
Trinity Industries, Inc.		22,705	415,729
Xylem, Inc.		10,540	431,086

			72,217,488

Marine—0.0%
Kirby Corp.	*	6,900	416,001

Media—4.1%
Cable One, Inc.		900	393,417

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cablevision Systems Corp., Class A		13,000	$429,000
CBS Corp. (Non-Voting Shares), Class B		120,650	6,646,608
Clear Channel Outdoor Holdings, Inc., Class A		84,140	395,458
Comcast Corp., Class A		213,390	13,033,861
Discovery Communications, Inc., Class A	*†	15,500	443,765
Discovery Communications, Inc., Class C	*	16,100	434,700
DISH Network Corp., Class A	*	8,680	401,537
Gannett Co., Inc.		26,000	393,640
John Wiley & Sons, Inc., Class A		8,700	425,343
Liberty Broadband Corp., Class A	*	7,225	420,206
Liberty Broadband Corp., Class C	*	7,327	424,600
Liberty Media Corp., Series A	*	10,700	413,341
Liberty Media Corp., Series C	*	10,800	411,372
News Corp., Class A		336,500	4,297,105
News Corp., Class B		31,900	422,675
Scripps Networks Interactive, Inc., Class A		445,800	29,199,900
TEGNA, Inc.		17,500	410,550
Thomson Reuters Corp.		130,920	5,299,642
Time Warner, Inc.		15,733	1,141,429
Tribune Media Co., Class A		11,600	444,860
Twenty-First Century Fox, Inc., Class A		40,145	1,119,243
Twenty-First Century Fox, Inc., Class B		268,300	7,566,060
Viacom, Inc., Class B		14,200	586,176
Walt Disney Co. (The)		34,100	3,386,471

			78,540,959

Metals & Mining—0.9%
Alcoa, Inc.	†	44,645	427,699
Allegheny Technologies, Inc.	†	26,260	428,038
Freeport-McMoRan, Inc.		42,640	440,898
Newmont Mining Corp.		16,600	441,228
Nucor Corp.		197,970	9,363,981
Reliance Steel & Aluminum Co.	†	6,100	422,059
Royal Gold, Inc.		8,455	433,657
Southern Copper Corp. (Peru)	†	15,300	423,963
Steel Dynamics, Inc.		174,310	3,923,718
Tahoe Resources, Inc.	†	39,470	395,884
United States Steel Corp.	†	28,000	449,400

			17,150,525

Multiline Retail—0.8%
Dillard’s, Inc., Class A	†	5,050	428,795
J.C. Penney Co., Inc.	*†	37,900	419,174
Kohl’s Corp.		129,355	6,029,237
Macy’s, Inc.		106,300	4,686,767
Nordstrom, Inc.	†	62,420	3,571,048
Sears Holdings Corp.	*†	27,790	425,465
Target Corp.		5,100	419,628

			15,980,114

Multi-Utilities—0.9%
Alliant Energy Corp.		5,700	423,396
Ameren Corp.		8,500	425,850
CenterPoint Energy, Inc.		19,900	416,308
CMS Energy Corp.		10,000	424,400
Consolidated Edison, Inc.		5,500	421,410
Dominion Resources, Inc.		45,800	3,440,496
DTE Energy Co.		4,700	426,102
MDU Resources Group, Inc.		22,900	445,634

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
NiSource, Inc.		320,340	$7,547,210
Public Service Enterprise Group, Inc.		9,000	424,260
SCANA Corp.		6,100	427,915
Sempra Energy		4,315	448,976
TECO Energy, Inc.		15,400	423,962
Vectren Corp.		8,300	419,648
WEC Energy Group, Inc.		7,072	424,815

			16,540,382

Oil, Gas & Consumable Fuels—8.6%
Anadarko Petroleum Corp.		110,680	5,154,368
Antero Resources Corp.	*	16,800	417,816
Apache Corp.		207,145	10,110,748
California Resources Corp.	†	319,882	329,479
Canadian Natural Resources Ltd. (Canada)		288,900	7,800,300
Cheniere Energy, Inc.	*	11,900	402,577
Chesapeake Energy Corp.	†	2,514,320	10,358,998
Chevron Corp.		191,668	18,285,127
Cimarex Energy Co.		4,530	440,633
Cobalt International Energy, Inc.	*	141,900	421,443
Columbia Pipeline Group, Inc.		193,140	4,847,814
Concho Resources, Inc.	*	4,100	414,264
ConocoPhillips		10,460	421,224
CONSOL Energy, Inc.	†	1,354,680	15,294,337
Continental Resources, Inc.	*†	14,600	443,256
CVR Energy, Inc.	†	16,180	422,298
Denbury Resources, Inc.	†	179,310	398,068
Devon Energy Corp.		16,160	443,430
Diamondback Energy, Inc.	*	5,400	416,772
Energen Corp.		12,625	461,949
EOG Resources, Inc.		94,830	6,882,761
EP Energy Corp., Class A	*†	79,515	359,408
EQT Corp.		24,715	1,662,331
Exxon Mobil Corp.		285,555	23,869,543
Golar LNG Ltd. (Bermuda)	†	22,340	401,450
Gulfport Energy Corp.	*	15,100	427,934
Hess Corp.		114,945	6,051,854
HollyFrontier Corp.		11,900	420,308
Kinder Morgan, Inc.		23,455	418,906
Kosmos Energy Ltd.	*†	78,000	453,960
Laredo Petroleum, Inc.	*†	47,910	379,926
Marathon Oil Corp.		465,020	5,180,323
Marathon Petroleum Corp.		11,200	416,416
Murphy Oil Corp.	†	18,020	453,924
Newfield Exploration Co.	*	12,500	415,625
Noble Energy, Inc.		12,330	387,285
Occidental Petroleum Corp.		126,610	8,663,922
ONEOK, Inc.	†	14,650	437,449
PBF Energy, Inc., Class A		13,185	437,742
Phillips 66		4,930	426,889
Pioneer Natural Resources Co.		42,090	5,923,747
QEP Resources, Inc.		30,795	434,517
Range Resources Corp.	†	13,300	430,654
Rice Energy, Inc.	*	34,660	483,854
Royal Dutch Shell plc, Class A ADR (Netherlands)		215,281	10,430,364
SM Energy Co.	†	22,800	427,272
Southwestern Energy Co.	*†	304,610	2,458,203
Spectra Energy Corp.		13,675	418,455
Targa Resources Corp.		15,200	453,872
Teekay Corp. (Bermuda)		49,500	428,670
Tesoro Corp.		4,580	393,926
TOTAL SA ADR (France)	†	91,300	4,146,846
Valero Energy Corp.		6,430	412,420

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Whiting Petroleum Corp.	*†	57,940	$462,361
World Fuel Services Corp.		8,845	429,690
WPX Energy, Inc.	*	71,135	497,234

			163,664,942

Paper & Forest Products—0.0%
Domtar Corp.		11,065	448,133

Personal Products—0.2%
Avon Products, Inc.		374,915	1,803,341
Edgewell Personal Care Co.		5,245	422,380
Herbalife Ltd.	*†	6,800	418,608
Nu Skin Enterprises, Inc., Class A	†	10,700	409,275

			3,053,604

Pharmaceuticals—4.6%
Allergan plc	*	19,500	5,226,585
AstraZeneca plc ADR (United Kingdom)	†	172,300	4,851,968
Bristol-Myers Squibb Co.		232,180	14,831,658
Endo International plc (Ireland)	*	13,900	391,285
GlaxoSmithKline plc (United Kingdom)		209,619	4,243,372
Johnson & Johnson		119,415	12,920,703
Mallinckrodt plc	*	6,860	420,381
Merck & Co., Inc.		387,310	20,492,572
Mylan NV	*†	9,200	426,420
Perrigo Co. plc (Ireland)		3,220	411,935
Pfizer, Inc.		562,296	16,666,453
Roche Holding AG (Genusschein) (Switzerland)		24,985	6,134,824

			87,018,156

Professional Services—0.5%
Dun & Bradstreet Corp. (The)		3,920	404,074
IHS, Inc., Class A	*	3,600	446,976
ManpowerGroup, Inc.		5,220	425,012
Nielsen Holdings plc		135,835	7,153,071
TransUnion	*	15,000	414,150

			8,843,283

Real Estate Investment Trusts (REITs)—2.1%
Alexandria Real Estate Equities, Inc. REIT		4,600	418,094
American Campus Communities, Inc. REIT		9,200	433,228
American Capital Agency Corp. REIT		23,210	432,402
American Homes 4 Rent, Class A REIT		25,800	410,220
Annaly Capital Management, Inc. REIT		42,315	434,152
Apartment Investment & Management Co., Class A REIT		10,600	443,292
Apple Hospitality REIT, Inc. REIT	†	21,100	417,991
AvalonBay Communities, Inc. REIT		2,215	421,293
Boston Properties, Inc. REIT		3,200	406,656
Brandywine Realty Trust REIT		31,300	439,139
Brixmor Property Group, Inc. REIT		16,400	420,168
Camden Property Trust REIT		5,115	430,120
Care Capital Properties, Inc. REIT		16,375	439,505
CBL & Associates Properties, Inc. REIT		35,900	427,210
Chimera Investment Corp. REIT		28,938	393,267
Columbia Property Trust, Inc. REIT		19,515	429,135
Communications Sales & Leasing, Inc. REIT		19,700	438,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Corporate Office Properties Trust REIT		16,200	$425,088
Corrections Corp. of America REIT		13,200	423,060
DDR Corp. REIT		25,100	446,529
Digital Realty Trust, Inc. REIT	†	4,800	424,752
Douglas Emmett, Inc. REIT		13,800	415,518
Duke Realty Corp. REIT		20,100	453,054
Empire State Realty Trust, Inc., Class A REIT		23,400	410,202
Equity Commonwealth REIT	*	15,250	430,355
Equity Residential REIT		5,700	427,671
Essex Property Trust, Inc. REIT		1,703	398,264
Forest City Realty Trust, Inc., Class A REIT		19,400	409,146
Four Corners Property Trust, Inc. REIT		23,327	418,720
Gaming and Leisure Properties, Inc. REIT	†	14,005	433,035
General Growth Properties, Inc. REIT		15,300	454,869
HCP, Inc. REIT		13,135	427,938
Healthcare Trust of America, Inc., Class A REIT		15,300	450,126
Hospitality Properties Trust REIT		15,800	419,648
Host Hotels & Resorts, Inc. REIT		26,390	440,713
Iron Mountain, Inc. REIT		12,679	429,945
Kilroy Realty Corp. REIT		7,000	433,090
Kimco Realty Corp. REIT		15,900	457,602
Liberty Property Trust REIT		13,300	445,018
Macerich Co. (The) REIT		13,900	1,101,436
MFA Financial, Inc. REIT		62,045	425,008
Mid-America Apartment Communities, Inc. REIT		4,200	429,282
National Retail Properties, Inc. REIT		9,140	422,268
NorthStar Realty Europe Corp. REIT		39,127	453,873
NorthStar Realty Finance Corp. REIT		33,681	441,895
Omega Healthcare Investors, Inc. REIT	†	11,880	419,364
Outfront Media, Inc. REIT		20,434	431,157
Paramount Group, Inc. REIT		26,400	421,080
Piedmont Office Realty Trust, Inc., Class A REIT		21,805	442,860
Post Properties, Inc. REIT		7,125	425,647
Prologis, Inc. REIT		9,900	437,382
Public Storage REIT		1,600	441,328
Rayonier, Inc. REIT		162,045	3,999,271
Realty Income Corp. REIT	†	6,740	421,317
Regency Centers Corp. REIT		6,020	450,597
Retail Properties of America, Inc., Class A REIT		28,490	451,566
Senior Housing Properties Trust REIT		24,280	434,369
SL Green Realty Corp. REIT		4,425	428,694
Spirit Realty Capital, Inc. REIT		37,740	424,575
Starwood Property Trust, Inc. REIT		21,900	414,567
Taubman Centers, Inc. REIT		6,000	427,380
Two Harbors Investment Corp. REIT		52,600	417,644
UDR, Inc. REIT		11,350	437,316
Ventas, Inc. REIT		6,800	428,128
VEREIT, Inc. REIT		48,210	427,623
Vornado Realty Trust REIT		4,520	426,824
Weingarten Realty Investors REIT		11,935	447,801
Welltower, Inc. REIT		6,120	424,361
Weyerhaeuser Co. REIT		207,266	6,421,101
WP Carey, Inc. REIT		6,825	424,788

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
WP GLIMCHER, Inc. REIT		45,070	$427,714

			40,736,756

Real Estate Management & Development—0.1%
Howard Hughes Corp. (The)	*	4,110	435,208
Jones Lang LaSalle, Inc.		3,610	423,525
Realogy Holdings Corp.	*	12,460	449,931

			1,308,664

Road & Rail—0.8%
AMERCO		1,220	435,918
Canadian Pacific Railway Ltd. (Canada)		24,100	3,197,829
CSX Corp.		15,745	405,434
Genesee & Wyoming, Inc., Class A	*	6,715	421,030
Kansas City Southern		4,855	414,860
Norfolk Southern Corp.		4,715	392,524
Ryder System, Inc.		6,425	416,211
Union Pacific Corp.		125,200	9,959,660

			15,643,466

Semiconductors & Semiconductor Equipment—3.1%
Analog Devices, Inc.		136,650	8,088,313
Applied Materials, Inc.		416,320	8,817,658
Broadcom Ltd. (Singapore)		2,765	427,193
Cree, Inc.	*†	15,060	438,246
Cypress Semiconductor Corp.	*†	49,200	426,072
First Solar, Inc.	*	6,200	424,514
Intel Corp.		342,815	11,090,065
Lam Research Corp.		5,080	419,608
Marvell Technology Group Ltd. (Bermuda)		40,450	417,039
Maxim Integrated Products, Inc.		219,410	8,069,900
Micron Technology, Inc.	*	39,030	408,644
NVIDIA Corp.		12,700	452,501
ON Semiconductor Corp.	*	41,500	397,985
QUALCOMM, Inc.		244,990	12,528,789
SunEdison, Inc.	*†	327,520	176,926
SunPower Corp.	*†	19,045	425,465
Teradyne, Inc.		19,600	423,164
Texas Instruments, Inc.		109,400	6,281,748
Xilinx, Inc.		8,800	417,384

			60,131,214

Software—2.0%
Activision Blizzard, Inc.		12,785	432,645
ANSYS, Inc.	*	4,750	424,935
Autodesk, Inc.	*	7,265	423,622
CA, Inc.		109,205	3,362,422
Microsoft Corp.		486,265	26,856,416
Nuance Communications, Inc.	*	23,180	433,234
Oracle Corp.		10,200	417,282
SS&C Technologies Holdings, Inc.		6,800	431,256
Symantec Corp.		252,435	4,639,755
Synopsys, Inc.	*	9,000	435,960
Zynga, Inc., Class A	*	191,675	437,019

			38,294,546

Specialty Retail—1.2%
Aaron’s, Inc.		17,990	451,549
Best Buy Co., Inc.		13,750	446,050
Cabela’s, Inc.	*	8,860	431,393
CST Brands, Inc.		10,585	405,300
Dick’s Sporting Goods, Inc.		8,915	416,776
DSW, Inc., Class A	†	15,700	433,948
Foot Locker, Inc.		6,330	408,285
GameStop Corp., Class A	†	13,700	434,701

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Home Depot, Inc. (The)		36,660	$4,891,544
Lowe’s Cos., Inc.		69,205	5,242,279
Murphy USA, Inc.	*	6,690	411,100
Office Depot, Inc.	*	65,600	465,760
Penske Automotive Group, Inc.	†	10,950	415,005
Signet Jewelers Ltd.		41,600	5,159,648
Staples, Inc.		201,100	2,218,133
Tiffany & Co.		5,400	396,252

			22,627,723

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	28,800	445,536
EMC Corp.		74,420	1,983,293
Hewlett Packard Enterprise Co.		23,840	422,683
HP, Inc.		35,840	441,549
Lexmark International, Inc., Class A		13,100	437,933
NCR Corp.	*	14,610	437,277
NetApp, Inc.		15,870	433,092
SanDisk Corp.		5,460	415,397
Western Digital Corp.	†	78,400	3,703,616

			8,720,376

Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.		10,700	428,963
Fossil Group, Inc.	*†	9,500	421,990
PVH Corp.		53,440	5,293,766
Ralph Lauren Corp.		4,330	416,806

			6,561,525

Thrifts & Mortgage Finance—0.0%
New York Community Bancorp, Inc.	†	25,400	403,860
TFS Financial Corp.		24,030	417,401

			821,261

Tobacco—0.4%
Altria Group, Inc.		7,085	443,946
British American Tobacco plc (United Kingdom)		96,507	5,643,340
Philip Morris International, Inc.		18,310	1,796,394

			7,883,680

Trading Companies & Distributors—0.1%
Air Lease Corp.		13,300	427,196
GATX Corp.	†	8,900	422,750
MSC Industrial Direct Co., Inc., Class A		5,600	427,336
NOW, Inc.	*†	24,500	434,140
WESCO International, Inc.	*†	7,815	427,246

			2,138,668

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		6,500	438,360

Water Utilities—0.0%
American Water Works Co., Inc.		6,200	427,366
Aqua America, Inc.		14,100	448,662

			876,028

Wireless Telecommunication Services—0.2%
Sprint Corp.	*†	132,075	459,621
Telephone & Data Systems, Inc.		14,600	439,314
T-Mobile US, Inc.	*	10,600	405,980
United States Cellular Corp.	*	10,000	456,900

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vodafone Group plc (United Kingdom)		553,306	$1,758,218

			3,520,033

TOTAL COMMON STOCKS (Cost $1,717,355,984)			1,817,989,477

MONEY MARKET FUNDS—11.9%
Institutional Money Market Funds—11.9%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	25,475,000	25,475,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	17,741,339	17,741,339
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	84,765,754	84,765,754
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	23,150,000	23,150,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	25,525,000	25,525,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	25,475,000	25,475,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	25,475,000	25,475,000

TOTAL MONEY MARKET FUNDS (Cost $227,607,093)			227,607,093

TOTAL INVESTMENTS—107.2% (Cost $1,944,963,077)			2,045,596,570
Other assets less liabilities—(7.2%)			(138,201,690)

NET ASSETS—100.0%			$1,907,394,880

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—95.6%
Aerospace & Defense—2.2%
Boeing Co. (The)		40,800	$5,179,152
Honeywell International, Inc.		139,050	15,580,552
Northrop Grumman Corp.		3,200	633,280
Rockwell Collins, Inc.		4,200	387,282
Textron, Inc.		10,100	368,246
Triumph Group, Inc.		189,460	5,964,201
United Technologies Corp.		107,410	10,751,741

			38,864,454

Air Freight & Logistics—1.8%
Expeditors International of Washington, Inc.		436,300	21,295,803
FedEx Corp.		69,600	11,325,312

			32,621,115

Airlines—0.7%
Alaska Air Group, Inc.	†	28,900	2,370,378
American Airlines Group, Inc.		157,700	6,467,277
Delta Air Lines, Inc.		11,600	564,688
United Continental Holdings, Inc.	*	46,700	2,795,462

			12,197,805

Auto Components—0.1%
BorgWarner, Inc.		1,200	46,080
Delphi Automotive plc (United Kingdom)		17,500	1,312,850

			1,358,930

Automobiles—0.1%
Ferrari NV (Italy)	*†	2,700	112,590
Tesla Motors, Inc.	*†	6,790	1,560,138

			1,672,728

Banks—5.6%
Citigroup, Inc.		463,250	19,340,687
Comerica, Inc.		426,600	16,155,342
JPMorgan Chase & Co.		413,718	24,500,380
M&T Bank Corp.		89,800	9,967,800
PNC Financial Services Group, Inc. (The)		172,500	14,588,325
Wells Fargo & Co.		328,330	15,878,039

			100,430,573

Beverages—1.5%
Coca-Cola Co. (The)		314,700	14,598,933
Constellation Brands, Inc., Class A		11,600	1,752,644
Diageo plc ADR (United Kingdom)	†	85,660	9,240,144
Molson Coors Brewing Co., Class B		4,400	423,192
Monster Beverage Corp.	*	3,200	426,816

			26,441,729

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.	*	58,700	8,172,214
Amgen, Inc.		57,730	8,655,459
Baxalta, Inc.		20,800	840,320
Biogen, Inc.	*	13,300	3,462,256
Celgene Corp.	*	65,400	6,545,886
Gilead Sciences, Inc.		130,200	11,960,172
Incyte Corp.	*	5,700	413,079
Regeneron Pharmaceuticals, Inc.	*	6,600	2,378,904
Vertex Pharmaceuticals, Inc.	*	92,990	7,391,775

			49,820,065

Building Products—0.7%
Fortune Brands Home & Security, Inc.		220,440	12,353,458

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Capital Markets—3.4%
Ameriprise Financial, Inc.		7,500	$705,075
Bank of New York Mellon Corp. (The)		606,050	22,320,822
BlackRock, Inc.		29,920	10,189,854
Goldman Sachs Group, Inc. (The)		41,100	6,451,878
Invesco Ltd.		349,100	10,741,807
Morgan Stanley		149,400	3,736,494
Northern Trust Corp.		4,700	306,299
State Street Corp.		25,600	1,498,112
TD Ameritrade Holding Corp.		118,800	3,745,764

			59,696,105

Chemicals—2.2%
Agrium, Inc. (Canada)	†	80,800	7,133,832
Ashland, Inc.		10,900	1,198,564
Dow Chemical Co. (The)		145,900	7,420,474
Ecolab, Inc.		3,900	434,928
Potash Corp. of Saskatchewan, Inc. (Canada)		1,224,675	20,843,969
PPG Industries, Inc.		6,100	680,089
Sherwin-Williams Co. (The)		7,600	2,163,492

			39,875,348

Communications Equipment—1.3%
Cisco Systems, Inc.		831,150	23,662,841

Consumer Finance—1.2%
American Express Co.		242,400	14,883,360
Synchrony Financial	*	241,720	6,927,695

			21,811,055

Containers & Packaging—0.5%
International Paper Co.		206,420	8,471,477

Diversified Financial Services—2.4%
Berkshire Hathaway, Inc., Class B	*	208,500	29,581,980
CME Group, Inc.		800	76,840
Intercontinental Exchange, Inc.		50,940	11,978,032
McGraw Hill Financial, Inc.		4,100	405,818

			42,042,670

Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.		118,700	6,419,296

Electric Utilities—1.0%
Edison International		142,350	10,233,542
Xcel Energy, Inc.		197,400	8,255,268

			18,488,810

Electrical Equipment—1.1%
Eaton Corp. plc		210,380	13,161,373
Rockwell Automation, Inc.		56,775	6,458,156

			19,619,529

Electronic Equipment, Instruments & Components—1.2%
TE Connectivity Ltd. (Switzerland)		341,650	21,154,968

Energy Equipment & Services—1.9%
Halliburton Co.		275,610	9,844,789
Schlumberger Ltd.		314,975	23,229,406

			33,074,195

Food & Staples Retailing—0.5%
Costco Wholesale Corp.		4,500	709,110
CVS Health Corp.		33,200	3,443,836
Kroger Co. (The)		2,600	99,450
Walgreens Boots Alliance, Inc.		53,400	4,498,416

			8,750,812

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Food Products—3.4%
Danone SA ADR (France)		1,701,800	$24,182,578
Ingredion, Inc.		96,300	10,283,877
Kraft Heinz Co. (The)		76,880	6,039,693
Nestle SA ADR (Switzerland)		258,550	19,290,415

			59,796,563

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.		100,890	4,144,561
Becton Dickinson and Co.		22,700	3,446,314
Hologic, Inc.	*	10,900	376,050
Intuitive Surgical, Inc.	*	5,800	3,486,090
Medtronic plc (Ireland)		155,795	11,684,625
Stryker Corp.		32,900	3,529,841

			26,667,481

Health Care Providers & Services—3.7%
Aetna, Inc.		29,800	3,348,030
AmerisourceBergen Corp.		110,825	9,591,904
Anthem, Inc.		26,700	3,711,033
Cardinal Health, Inc.		34,300	2,810,885
Cigna Corp.		7,500	1,029,300
Henry Schein, Inc.	*	9,500	1,639,985
Humana, Inc.		6,400	1,170,880
McKesson Corp.		37,700	5,928,325
UnitedHealth Group, Inc.		287,850	37,103,865

			66,334,207

Hotels, Restaurants & Leisure—2.5%
Brinker International, Inc.	†	162,200	7,453,090
Carnival Corp.		5,500	290,235
Hilton Worldwide Holdings, Inc.		490,081	11,036,624
Las Vegas Sands Corp.		5,900	304,912
Marriott International, Inc., Class A	†	27,671	1,969,622
McDonald’s Corp.		300	37,704
MGM Resorts International	*	88,400	1,895,296
Norwegian Cruise Line Holdings Ltd.	*	274,600	15,182,634
Royal Caribbean Cruises Ltd.		32,600	2,678,090
Starbucks Corp.		74,100	4,423,770
Yum! Brands, Inc.		1,900	155,515

			45,427,492

Household Durables—0.6%
PulteGroup, Inc.		563,170	10,536,911

Industrial Conglomerates—1.6%
3M Co.		75,175	12,526,410
Danaher Corp.		136,500	12,948,390
Roper Technologies, Inc.		12,700	2,321,179

			27,795,979

Insurance—3.5%
Aon plc (United Kingdom)		1,600	167,120
Chubb Ltd. (Switzerland)		62,760	7,477,854
Marsh & McLennan Cos., Inc.		149,890	9,111,813
Principal Financial Group, Inc.		226,200	8,923,590
Progressive Corp. (The)		716,000	25,160,240
Willis Towers Watson plc (United Kingdom)		2,700	320,382
XL Group plc (Ireland)		290,900	10,705,120

			61,866,119

Internet & Catalog Retail—3.0%
Amazon.com, Inc.	*	48,300	28,672,812
Ctrip.com International Ltd. ADR (China)	*†	42,600	1,885,476
JD.com, Inc. ADR (China)	*†	17,300	458,450

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Liberty Interactive Corp. QVC Group, Series A	*	142,100	$3,588,025
Netflix, Inc.	*	43,300	4,426,559
Priceline Group, Inc. (The)	*	11,600	14,951,936

			53,983,258

Internet Software & Services—4.6%
Alibaba Group Holding Ltd. ADR (China)	*†	72,338	5,716,872
Alphabet, Inc., Class A	*	14,300	10,909,470
Alphabet, Inc., Class C	*	25,054	18,663,977
Baidu, Inc. ADR (China)	*	15,400	2,939,552
eBay, Inc.	*	780,775	18,629,292
Facebook, Inc., Class A	*	159,100	18,153,310
LinkedIn Corp., Class A	*	8,600	983,410
Tencent Holdings Ltd. (China)		275,500	5,632,423

			81,628,306

IT Services—3.7%
Accenture plc, Class A (Ireland)		227,975	26,308,315
Cognizant Technology Solutions Corp., Class A	*	160,500	10,063,350
Fidelity National Information Services, Inc.		2,600	164,606
First Data Corp., Class A	*	7,900	102,226
Fiserv, Inc.	*	43,000	4,410,940
MasterCard, Inc., Class A		113,900	10,763,550
PayPal Holdings, Inc.	*	35,800	1,381,880
Visa, Inc., Class A		157,000	12,007,360

			65,202,227

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.		9,300	370,605
Thermo Fisher Scientific, Inc.		42,200	5,975,098

			6,345,703

Machinery—3.1%
Caterpillar, Inc.		99,600	7,623,384
Ingersoll-Rand plc		126,700	7,856,667
PACCAR, Inc.		356,100	19,475,109
Stanley Black & Decker, Inc.		177,000	18,622,170
Wabtec Corp.		15,800	1,252,782

			54,830,112

Media—5.2%
CBS Corp. (Non-Voting Shares), Class B		226,560	12,481,190
Comcast Corp., Class A		478,300	29,214,564
Omnicom Group, Inc.	†	315,375	26,248,661
Thomson Reuters Corp.		178,010	7,205,845
Twenty-First Century Fox, Inc., Class A		321,000	8,949,480
Twenty-First Century Fox, Inc., Class B		234,875	6,623,475
Walt Disney Co. (The)		20,600	2,045,786

			92,769,001

Metals & Mining—0.5%
Steel Dynamics, Inc.		386,120	8,691,561

Multiline Retail—2.1%
Dollar General Corp.		359,450	30,768,920
Nordstrom, Inc.	†	112,040	6,409,808

			37,178,728

Multi-Utilities—0.9%
Dominion Resources, Inc.		127,500	9,577,800

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sempra Energy		71,700	$7,460,385

			17,038,185

Oil, Gas & Consumable Fuels—4.0%
Chevron Corp.		226,340	21,592,836
Devon Energy Corp.		436,850	11,987,164
EOG Resources, Inc.		146,790	10,654,018
Marathon Oil Corp.		741,070	8,255,520
Pioneer Natural Resources Co.		68,200	9,598,468
Royal Dutch Shell plc, Class B (Netherlands)		237,240	5,773,183
Southwestern Energy Co.	*†	361,970	2,921,098

			70,782,287

Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Class A		7,200	679,032
Unilever plc ADR (United Kingdom)		330,425	14,928,602

			15,607,634

Pharmaceuticals—4.1%
Allergan plc	*	64,253	17,221,732
AstraZeneca plc ADR (United Kingdom)	†	266,600	7,507,456
Bristol-Myers Squibb Co.		277,600	17,733,088
Eli Lilly & Co.		35,900	2,585,159
Merck & Co., Inc.		297,930	15,763,476
Roche Holding AG ADR (Switzerland)		306,950	9,400,344
Shire plc ADR (Ireland)	†	7,600	1,306,440
Zoetis, Inc.		14,700	651,651

			72,169,346

Professional Services—0.6%
IHS, Inc., Class A	*	2,500	310,400
Nielsen Holdings plc		185,800	9,784,228

			10,094,628

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. REIT		72,400	7,411,588

Road & Rail—0.9%
Canadian Pacific Railway Ltd. (Canada)		22,300	2,958,987
J.B. Hunt Transport Services, Inc.		22,600	1,903,824
Kansas City Southern		12,200	1,042,490
Union Pacific Corp.		129,800	10,325,590

			16,230,891

Semiconductors & Semiconductor Equipment—2.7%
Broadcom Ltd. (Singapore)		8,400	1,297,800
Intel Corp.		554,710	17,944,868
Maxim Integrated Products, Inc.		481,970	17,726,857
NXP Semiconductors NV (Netherlands)	*	13,800	1,118,766
QUALCOMM, Inc.		208,000	10,637,120

			48,725,411

Software—4.0%
Activision Blizzard, Inc.		7,400	250,416
Electronic Arts, Inc.	*	24,800	1,639,528
Intuit, Inc.		800	83,208
Microsoft Corp.		909,625	50,238,589
Red Hat, Inc.	*	32,581	2,427,610
salesforce.com, Inc.	*	94,100	6,947,403
ServiceNow, Inc.	*	38,000	2,324,840
Symantec Corp.		397,540	7,306,785

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Workday, Inc., Class A	*†	6,100	$468,724

			71,687,103

Specialty Retail—3.1%
AutoZone, Inc.	*	3,600	2,868,084
Home Depot, Inc. (The)		40,100	5,350,543
L Brands, Inc.		13,800	1,211,778
Lowe’s Cos., Inc.		84,000	6,363,000
O’Reilly Automotive, Inc.	*	18,700	5,117,442
Ross Stores, Inc.		367,150	21,257,985
Signet Jewelers Ltd.		82,800	10,269,684
Tractor Supply Co.		28,400	2,569,064

			55,007,580

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.		48,200	5,253,318

Textiles, Apparel & Luxury Goods—1.0%
Hanesbrands, Inc.		85,400	2,420,236
NIKE, Inc., Class B		58,000	3,565,260
PVH Corp.		112,250	11,119,485

			17,104,981

Tobacco—0.8%
British American Tobacco plc ADR (United Kingdom)		112,700	13,175,757
Philip Morris International, Inc.		6,900	676,959

			13,852,716

Wireless Telecommunication Services—0.0%
T-Mobile US, Inc.	*	1,600	61,280

TOTAL COMMON STOCKS (Cost $1,419,579,698)			1,698,908,559

MONEY MARKET FUNDS—6.6%
Institutional Money Market Funds—6.6%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	8,925,000	8,925,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	8,990,214	8,990,214
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	64,108,121	64,108,121
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	8,925,000	8,925,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	8,925,000	8,925,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	8,925,000	8,925,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	8,925,000	8,925,000

TOTAL MONEY MARKET FUNDS (Cost $117,723,335)			117,723,335

TOTAL INVESTMENTS—102.2% (Cost $1,537,303,033)			1,816,631,894
Other assets less liabilities—(2.2%)			(39,946,629)

NET ASSETS—100.0%			$1,776,685,265

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—97.1%
Aerospace & Defense—2.1%
Boeing Co. (The)		74,580	$9,467,185
Honeywell International, Inc.		171,360	19,200,888
Lockheed Martin Corp.		76,775	17,005,663
Northrop Grumman Corp.		3,400	672,860
Rockwell Collins, Inc.		4,300	396,503
Textron, Inc.		10,300	375,538

			47,118,637

Air Freight & Logistics—0.8%
FedEx Corp.		46,898	7,631,242
United Parcel Service, Inc., Class B		97,380	10,270,669

			17,901,911

Airlines—2.6%
Alaska Air Group, Inc.		31,000	2,542,620
American Airlines Group, Inc.		169,600	6,955,296
Delta Air Lines, Inc.		334,518	16,284,336
United Continental Holdings, Inc.	*	561,446	33,608,158

			59,390,410

Auto Components—0.4%
BorgWarner, Inc.		1,200	46,080
Delphi Automotive plc (United Kingdom)		109,025	8,179,056

			8,225,136

Automobiles—0.1%
Ferrari NV (Italy)	*†	3,600	150,120
Tesla Motors, Inc.	*†	7,700	1,769,229

			1,919,349

Banks—0.6%
Bank of America Corp.		207,965	2,811,687
Citigroup, Inc.		197,470	8,244,372
Citizens Financial Group, Inc.		79,925	1,674,429

			12,730,488

Beverages—2.8%
Coca-Cola Enterprises, Inc.		234,994	11,923,596
Constellation Brands, Inc., Class A		207,513	31,353,139
Molson Coors Brewing Co., Class B		89,415	8,599,935
Monster Beverage Corp.	*	3,400	453,492
PepsiCo, Inc.		112,755	11,555,132

			63,885,294

Biotechnology—5.2%
ACADIA Pharmaceuticals, Inc.	*†	52,160	1,458,393
Alexion Pharmaceuticals, Inc.	*	106,072	14,767,344
Baxalta, Inc.		21,000	848,400
Biogen, Inc.	*	83,110	21,635,195
BioMarin Pharmaceutical, Inc.	*	30,885	2,547,395
Celgene Corp.	*	302,068	30,233,986
Gilead Sciences, Inc.		366,199	33,639,040
Incyte Corp.	*	21,110	1,529,842
Regeneron Pharmaceuticals, Inc.	*	7,100	2,559,124
Vertex Pharmaceuticals, Inc.	*	110,955	8,819,813

			118,038,532

Building Products—0.4%
Masco Corp.		319,780	10,057,081

Capital Markets—1.3%
Ameriprise Financial, Inc.		7,700	723,877
Bank of New York Mellon Corp. (The)		19,200	707,136
BlackRock, Inc.		1,400	476,798
Blackstone Group LP (The)		173,025	4,853,351
Carlyle Group LP (The)		29,023	489,908
Charles Schwab Corp. (The)		329,146	9,222,671

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Goldman Sachs Group, Inc. (The)		3,570	$560,419
Morgan Stanley		265,655	6,644,032
Northern Trust Corp.		5,300	345,401
State Street Corp.		27,500	1,609,300
TD Ameritrade Holding Corp.		127,800	4,029,534

			29,662,427

Chemicals—2.8%
Air Products & Chemicals, Inc.		7,910	1,139,436
Ashland, Inc.		10,700	1,176,572
Celanese Corp., Series A		174,892	11,455,426
Dow Chemical Co. (The)		334,333	17,004,176
E.I. Du Pont de Nemours & Co.		25,650	1,624,158
Ecolab, Inc.		4,200	468,384
PPG Industries, Inc.		233,117	25,990,214
Sherwin-Williams Co. (The)		18,415	5,242,198

			64,100,564

Commercial Services & Supplies—0.3%
Stericycle, Inc.	*	18,500	2,334,515
Tyco International plc		98,935	3,631,904

			5,966,419

Communications Equipment—0.9%
Arista Networks, Inc.	*†	13,245	835,759
Cisco Systems, Inc.		32,825	934,528
Palo Alto Networks, Inc.	*†	118,805	19,381,848

			21,152,135

Consumer Finance—1.2%
Capital One Financial Corp.		118,218	8,193,690
LendingClub Corp.	*†	72,850	604,655
Synchrony Financial	*	661,749	18,965,726

			27,764,071

Diversified Consumer Services—0.1%
ServiceMaster Global Holdings, Inc.	*	81,355	3,065,456

Diversified Financial Services—0.7%
CME Group, Inc.		800	76,840
Intercontinental Exchange, Inc.		21,760	5,116,646
McGraw Hill Financial, Inc.		113,708	11,254,818

			16,448,304

Diversified Telecommunication Services—0.6%
AT&T, Inc.		136,420	5,343,571
Level 3 Communications, Inc.	*	54,755	2,893,802
Verizon Communications, Inc.		92,410	4,997,533

			13,234,906

Electrical Equipment—0.1%
Eaton Corp. plc		33,075	2,069,172

Energy Equipment & Services—0.1%
Halliburton Co.		23,400	835,848
Schlumberger Ltd.		6,690	493,387
Weatherford International plc (Switzerland)	*	169,715	1,320,383

			2,649,618

Food & Staples Retailing—2.0%
Costco Wholesale Corp.		87,117	13,727,897
CVS Health Corp.		90,745	9,412,979
Kroger Co. (The)		430,355	16,461,079
Walgreens Boots Alliance, Inc.		79,905	6,731,197

			46,333,152

Food Products—0.8%
Kellogg Co.		95,000	7,272,250
Kraft Heinz Co. (The)		29,770	2,338,731
Mead Johnson Nutrition Co.		6,585	559,527

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mondelez International, Inc., Class A		193,588	$7,766,751

			17,937,259

Health Care Equipment & Supplies—4.0%
Baxter International, Inc.		296,393	12,175,824
Becton Dickinson and Co.		24,300	3,689,226
Boston Scientific Corp.	*	144,535	2,718,703
Cooper Cos., Inc. (The)		65,766	10,125,991
DexCom, Inc.	*	125,027	8,490,584
Edwards Lifesciences Corp.	*	199,897	17,632,914
Hologic, Inc.	*	35,865	1,237,343
Intuitive Surgical, Inc.	*	20,901	12,562,546
Medtronic plc (Ireland)		3,700	277,500
STERIS plc (United Kingdom)	†	237,149	16,849,437
Stryker Corp.		55,710	5,977,126

			91,737,194

Health Care Providers & Services—2.0%
Acadia Healthcare Co., Inc.	*	11,975	659,942
Aetna, Inc.		49,390	5,548,967
AmerisourceBergen Corp.		700	60,585
Anthem, Inc.		28,200	3,919,518
Cardinal Health, Inc.		36,500	2,991,175
Cigna Corp.		8,100	1,111,644
HCA Holdings, Inc.	*	33,185	2,590,089
Henry Schein, Inc.	*	10,300	1,778,089
Humana, Inc.		14,180	2,594,231
McKesson Corp.		40,600	6,384,350
UnitedHealth Group, Inc.		130,630	16,838,207

			44,476,797

Hotels, Restaurants & Leisure—4.0%
Carnival Corp.		5,900	311,343
Hilton Worldwide Holdings, Inc.		390,940	8,803,969
Las Vegas Sands Corp.		40,365	2,086,063
Marriott International, Inc., Class A	†	29,800	2,121,164
McDonald’s Corp.		136,437	17,147,402
MGM Resorts International	*	95,200	2,041,088
Norwegian Cruise Line Holdings Ltd.	*	133,545	7,383,703
Royal Caribbean Cruises Ltd.		203,261	16,697,891
Starbucks Corp.		583,347	34,825,816
Yum! Brands, Inc.		2,400	196,440

			91,614,879

Household Durables—1.2%
Jarden Corp.	*	137,240	8,090,298
Newell Rubbermaid, Inc.	†	422,035	18,691,930

			26,782,228

Household Products—0.5%
Procter & Gamble Co. (The)		130,400	10,733,224

Industrial Conglomerates—1.4%
3M Co.		13,530	2,254,504
Danaher Corp.		253,210	24,019,500
General Electric Co.		100,172	3,184,468
Roper Technologies, Inc.		13,700	2,503,949

			31,962,421

Insurance—0.1%
Aon plc (United Kingdom)		1,300	135,785
Chubb Ltd. (Switzerland)		2,600	309,790
Marsh & McLennan Cos., Inc.		30,700	1,866,253
Willis Towers Watson plc (United Kingdom)		2,900	344,114

			2,655,942

Internet & Catalog Retail—5.0%
Amazon.com, Inc.	*	122,879	72,945,890

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ctrip.com International Ltd. ADR (China)	*†	74,795	$3,310,427
JD.com, Inc. ADR (China)	*†	19,200	508,800
Netflix, Inc.	*	59,945	6,128,177
Priceline Group, Inc. (The)	*	22,801	29,389,577

			112,282,871

Internet Software & Services—11.1%
Alibaba Group Holding Ltd. ADR (China)	*†	77,300	6,109,019
Alphabet, Inc., Class A	*	72,902	55,616,936
Alphabet, Inc., Class C	*	106,119	79,053,349
Baidu, Inc. ADR (China)	*	16,600	3,168,608
comScore, Inc.	*†	22,810	685,212
Facebook, Inc., Class A	*	818,219	93,358,788
LinkedIn Corp., Class A	*	23,910	2,734,108
Tencent Holdings Ltd. (China)		299,900	6,131,266
Yahoo!, Inc.	*	139,150	5,122,112

			251,979,398

IT Services—6.7%
Alliance Data Systems Corp.	*	7,165	1,576,300
Cognizant Technology Solutions Corp., Class A	*	163,606	10,258,096
Fidelity National Information Services, Inc.		3,800	240,578
First Data Corp., Class A	*	8,100	104,814
Fiserv, Inc.	*	46,200	4,739,196
FleetCor Technologies, Inc.	*	77,435	11,518,456
MasterCard, Inc., Class A		445,609	42,110,051
PayPal Holdings, Inc.	*	246,467	9,513,626
Sabre Corp.		109,120	3,155,750
Visa, Inc., Class A		886,806	67,822,923

			151,039,790

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.		9,900	394,515
Thermo Fisher Scientific, Inc.		206,017	29,169,947

			29,564,462

Machinery—0.1%
WABCO Holdings, Inc.	*	5,955	636,709
Wabtec Corp.		16,400	1,300,356

			1,937,065

Media—2.4%
CBS Corp. (Non-Voting Shares), Class B		122,350	6,740,261
Charter Communications, Inc., Class A	*†	73,885	14,956,541
Comcast Corp., Class A		163,865	10,008,874
Time Warner, Inc.		37,170	2,696,683
Twenty-First Century Fox, Inc., Class A		496,970	13,855,524
Walt Disney Co. (The)		61,115	6,069,331

			54,327,214

Metals & Mining—0.2%
Nucor Corp.		109,700	5,188,810

Multiline Retail—1.6%
Dollar General Corp.		48,810	4,178,136
Dollar Tree, Inc.	*	191,557	15,795,790
Target Corp.		187,756	15,448,564

			35,422,490

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp.		69,095	3,217,754
Devon Energy Corp.		44,160	1,211,750

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
EOG Resources, Inc.		24,240	$1,759,339
TOTAL SA ADR (France)	†	26,835	1,218,846
Valero Energy Corp.		115,371	7,399,896

			14,807,585

Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		8,300	782,773

Pharmaceuticals—5.9%
Allergan plc	*	111,761	29,955,301
Bristol-Myers Squibb Co.		842,732	53,833,720
Eli Lilly & Co.		186,513	13,430,801
Jazz Pharmaceuticals plc (Ireland)	*	118,973	15,531,925
Pacira Pharmaceuticals, Inc.	*†	45,185	2,393,901
Pfizer, Inc.		75,205	2,229,076
Shire plc ADR (Ireland)	†	8,200	1,409,580
Teva Pharmaceutical Industries Ltd. ADR (Israel)		266,697	14,270,957
Zoetis, Inc.		16,500	731,445

			133,786,706

Professional Services—0.7%
IHS, Inc., Class A	*	2,500	310,400
Nielsen Holdings plc		229,493	12,085,101
Verisk Analytics, Inc.	*	41,415	3,309,887

			15,705,388

Real Estate Investment Trusts (REITs)—1.0%
American Tower Corp. REIT		77,900	7,974,623
Blackstone Mortgage Trust, Inc., Class A REIT		142,210	3,819,761
Crown Castle International Corp. REIT		34,585	2,991,602
Equinix, Inc. REIT		26,314	8,702,303

			23,488,289

Road & Rail—0.9%
Canadian Pacific Railway Ltd. (Canada)		24,000	3,184,560
J.B. Hunt Transport Services, Inc.		24,400	2,055,456
Kansas City Southern		13,100	1,119,395
Union Pacific Corp.		188,955	15,031,370

			21,390,781

Semiconductors & Semiconductor Equipment—3.0%
Broadcom Ltd. (Singapore)		191,192	29,539,164
Lam Research Corp.	†	277,860	22,951,236
Microsemi Corp.	*	49,910	1,912,052
NXP Semiconductors NV (Netherlands)	*	167,991	13,619,031

			68,021,483

Software—6.5%
Activision Blizzard, Inc.		267,493	9,051,963
Adobe Systems, Inc.	*	118,610	11,125,618
Electronic Arts, Inc.	*	90,705	5,996,508
Intuit, Inc.		800	83,208
Microsoft Corp.		1,267,348	69,995,630
Oracle Corp.		44,240	1,809,858
Red Hat, Inc.	*	37,105	2,764,694
salesforce.com, Inc.	*	385,176	28,437,544
ServiceNow, Inc.	*	280,617	17,168,148
Workday, Inc., Class A	*†	6,600	507,144

			146,940,315

Specialty Retail—4.4%
AutoZone, Inc.	*	3,900	3,107,091
Home Depot, Inc. (The)		168,850	22,529,655

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
L Brands, Inc.		129,002	$11,327,666
Lowe’s Cos., Inc.		105,010	7,954,508
O’Reilly Automotive, Inc.	*	20,100	5,500,566
Ross Stores, Inc.		59,100	3,421,890
Signet Jewelers Ltd.		32,900	4,080,587
TJX Cos., Inc. (The)		292,078	22,884,311
Tractor Supply Co.		30,600	2,768,076
Ulta Salon Cosmetics & Fragrance, Inc.	*	89,068	17,256,034

			100,830,384

Technology Hardware, Storage & Peripherals—4.6%
Apple, Inc.		947,447	103,262,249
Seagate Technology plc	†	16,850	580,482

			103,842,731

Textiles, Apparel & Luxury Goods—1.4%
Coach, Inc.		71,397	2,862,306
Hanesbrands, Inc.		123,245	3,492,763
Michael Kors Holdings Ltd. (United Kingdom)	*	93,800	5,342,848
NIKE, Inc., Class B		251,819	15,479,314
PVH Corp.		6,670	660,730
Under Armour, Inc., Class A	*†	34,731	2,946,231

			30,784,192

Tobacco—0.2%
Philip Morris International, Inc.		40,850	4,007,794

Trading Companies & Distributors—0.3%
HD Supply Holdings, Inc.	*	161,560	5,342,789
United Rentals, Inc.	*	11,215	697,461

			6,040,250

Wireless Telecommunication Services—0.0%
T-Mobile US, Inc.	*	2,800	107,240

TOTAL COMMON STOCKS (Cost $1,918,535,280)			2,201,891,017

MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	12,475,000	12,475,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	15,734,886	15,734,886
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	77,339,172	77,339,172
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	12,475,000	12,475,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	12,475,000	12,475,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	12,475,000	12,475,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	12,475,000	12,475,000

TOTAL MONEY MARKET FUNDS (Cost $155,449,058)			155,449,058

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Growth Fund
Value
MONEY MARKET FUNDS—(Continued)
TOTAL INVESTMENTS—104.0% (Cost $2,073,984,338)	$2,357,340,075
Other assets less liabilities—(4.0%)	(90,127,299)

NET ASSETS—100.0%	$2,267,212,776

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—96.5%
Aerospace & Defense—3.1%
B/E Aerospace, Inc.		72,055	$3,323,177
General Dynamics Corp.		6,420	843,395
Raytheon Co.		22,660	2,778,796
TransDigm Group, Inc.	*	26,067	5,743,603

			12,688,971

Airlines—1.1%
Delta Air Lines, Inc.		94,225	4,586,873

Auto Components—1.8%
Dana Holding Corp.		221,400	3,119,526
Delphi Automotive plc (United Kingdom)		34,500	2,588,190
Visteon Corp.		20,070	1,597,371

			7,305,087

Banks—4.4%
CIT Group, Inc.		115,500	3,583,965
Cullen/Frost Bankers, Inc.	†	52,100	2,871,231
Fifth Third Bancorp		161,400	2,693,766
M&T Bank Corp.		33,200	3,685,200
PacWest Bancorp		52,368	1,945,471
Regions Financial Corp.		233,149	1,830,220
TCF Financial Corp.		80,502	986,954

			17,596,807

Beverages—1.1%
Molson Coors Brewing Co., Class B		47,642	4,582,208

Biotechnology—1.0%
Baxalta, Inc.		21,565	871,226
Halozyme Therapeutics, Inc.	*†	69,905	662,000
Intrexon Corp.	*†	30,805	1,043,982
Myriad Genetics, Inc.	*†	36,670	1,372,558

			3,949,766

Building Products—0.8%
Masco Corp.		105,055	3,303,980

Capital Markets—0.6%
Northern Trust Corp.		37,523	2,445,374

Chemicals—7.2%
Air Products & Chemicals, Inc.		10,445	1,504,602
Albemarle Corp.		20,565	1,314,721
Ashland, Inc.		37,800	4,156,488
Axalta Coating Systems Ltd.	*	96,090	2,805,828
Eastman Chemical Co.		98,847	7,139,719
FMC Corp.	†	60,247	2,432,171
GCP Applied Technologies, Inc.	*	53,760	1,071,974
LyondellBasell Industries NV, Class A		26,360	2,255,889
Valspar Corp. (The)		28,655	3,066,658
W.R. Grace & Co.	*	43,795	3,117,328

			28,865,378

Commercial Services & Supplies—3.4%
Pitney Bowes, Inc.		290,670	6,261,032
Republic Services, Inc.		123,315	5,875,960
Steelcase, Inc., Class A		106,200	1,584,504

			13,721,496

Communications Equipment—1.4%
ARRIS International plc	*	106,256	2,435,387
Harris Corp.		41,989	3,269,264

			5,704,651

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Construction & Engineering—1.7%
EMCOR Group, Inc.		61,835	$3,005,181
Jacobs Engineering Group, Inc.	*	85,524	3,724,570

			6,729,751

Construction Materials—0.9%
Eagle Materials, Inc.		52,148	3,656,096

Consumer Finance—1.7%
Ally Financial, Inc.	*	223,412	4,182,272
Discover Financial Services		52,878	2,692,548

			6,874,820

Containers & Packaging—4.9%
Graphic Packaging Holding Co.		229,180	2,944,963
Owens-Illinois, Inc.	*	153,400	2,448,264
Packaging Corp. of America	†	160,285	9,681,214
Sealed Air Corp.		99,605	4,782,036

			19,856,477

Diversified Consumer Services—0.4%
Service Corp. International		67,805	1,673,427

Diversified Financial Services—0.7%
McGraw Hill Financial, Inc.		27,600	2,731,848

Electric Utilities—4.3%
American Electric Power Co., Inc.		49,981	3,318,738
Great Plains Energy, Inc.		115,400	3,721,650
PG&E Corp.		88,500	5,285,220
Pinnacle West Capital Corp.		64,700	4,857,029

			17,182,637

Electronic Equipment, Instruments & Components—0.6%
Keysight Technologies, Inc.	*	84,200	2,335,708

Energy Equipment & Services—2.2%
FMC Technologies, Inc.	*	40,300	1,102,608
Frank’s International NV (Netherlands)		14,463	238,350
National Oilwell Varco, Inc.		53,530	1,664,783
Patterson-UTI Energy, Inc.		133,346	2,349,557
SEACOR Holdings, Inc.	*	20,600	1,121,670
Weatherford International plc (Switzerland)	*	299,900	2,333,222

			8,810,190

Food Products—2.6%
Pinnacle Foods, Inc.		28,170	1,258,635
TreeHouse Foods, Inc.	*	56,176	4,873,268
Tyson Foods, Inc., Class A		62,210	4,146,919

			10,278,822

Gas Utilities—0.5%
UGI Corp.		54,650	2,201,849

Health Care Equipment & Supplies—1.9%
Alere, Inc.	*	24,095	1,219,448
STERIS plc (United Kingdom)		35,775	2,541,814
Zimmer Biomet Holdings, Inc.		37,100	3,955,973

			7,717,235

Health Care Providers & Services—3.2%
Humana, Inc.		12,858	2,352,371
Patterson Cos., Inc.		62,216	2,894,911
Universal Health Services, Inc., Class B		37,800	4,714,416
WellCare Health Plans, Inc.	*	33,751	3,130,405

			13,092,103

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	117,830	$1,556,534

Hotels, Restaurants & Leisure—3.5%
Royal Caribbean Cruises Ltd.		35,200	2,891,680
Wendy’s Co. (The)		205,817	2,241,347
Wyndham Worldwide Corp.		117,055	8,946,514

			14,079,541

Household Durables—0.9%
D.R. Horton, Inc.		97,300	2,941,379
Newell Rubbermaid, Inc.		13,380	592,600

			3,533,979

Household Products—0.7%
Church & Dwight Co., Inc.		31,515	2,905,053

Insurance—9.3%
Allstate Corp. (The)		119,768	8,068,770
Arch Capital Group Ltd. (Bermuda)	*	25,297	1,798,617
Brown & Brown, Inc.		112,571	4,030,042
Endurance Specialty Holdings Ltd. (Bermuda)		48,800	3,188,592
FNF Group		184,598	6,257,872
Lincoln National Corp.		65,587	2,571,010
Loews Corp.		112,735	4,313,241
ProAssurance Corp.		55,725	2,819,685
Validus Holdings Ltd. (Bermuda)		30,776	1,452,320
Willis Towers Watson plc (United Kingdom)		25,493	3,024,999

			37,525,148

Internet Software & Services—1.1%
eBay, Inc.	*	70,830	1,690,004
Yahoo!, Inc.	*	70,995	2,613,326

			4,303,330

IT Services—3.1%
Amdocs Ltd.		29,430	1,778,161
Computer Sciences Corp.		40,267	1,384,782
Convergys Corp.		45,555	1,265,062
CSRA, Inc.		47,067	1,266,102
DST Systems, Inc.		17,480	1,971,220
Fidelity National Information Services, Inc.		79,145	5,010,670

			12,675,997

Leisure Products—1.2%
Brunswick Corp.		55,719	2,673,397
Vista Outdoor, Inc.	*	38,091	1,977,304

			4,650,701

Machinery—0.7%
Dover Corp.		41,200	2,650,396

Marine—0.7%
Kirby Corp.	*	45,232	2,727,037

Media—1.3%
Sirius XM Holdings, Inc.	*†	636,910	2,515,794
Tribune Media Co., Class A		70,568	2,706,283

			5,222,077

Multiline Retail—1.1%
Kohl’s Corp.		98,786	4,604,416

Multi-Utilities—1.0%
Ameren Corp.		80,830	4,049,583

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—3.9%
Anadarko Petroleum Corp.		53,329	$2,483,532
Cimarex Energy Co.		28,007	2,724,241
Hess Corp.		62,453	3,288,150
Murphy Oil Corp.	†	144,900	3,650,031
Phillips 66		32,285	2,795,558
SemGroup Corp., Class A		35,015	784,336

			15,725,848

Pharmaceuticals—0.3%
Innoviva, Inc.	†	97,300	1,225,007

Real Estate Investment Trusts (REITs)—3.8%
American Campus Communities, Inc. REIT		57,412	2,703,531
AvalonBay Communities, Inc. REIT		13,900	2,643,780
CBL & Associates Properties, Inc. REIT		164,800	1,961,120
EPR Properties REIT		23,600	1,572,232
Hatteras Financial Corp. REIT		123,143	1,760,945
Lamar Advertising Co., Class A REIT		47,224	2,904,276
MFA Financial, Inc. REIT		263,500	1,804,975

			15,350,859

Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A	*	82,090	2,365,834

Road & Rail—1.5%
Avis Budget Group, Inc.	*	38,125	1,043,100
Hertz Global Holdings, Inc.	*	105,505	1,110,968
Ryder System, Inc.		28,530	1,848,173
Werner Enterprises, Inc.	†	79,767	2,166,472

			6,168,713

Semiconductors & Semiconductor Equipment—1.7%
Lam Research Corp.		36,232	2,992,763
Marvell Technology Group Ltd. (Bermuda)		384,900	3,968,319

			6,961,082

Software—2.0%
Check Point Software Technologies Ltd. (Israel)	*	60,474	5,289,661
Synopsys, Inc.	*	58,706	2,843,718

			8,133,379

Specialty Retail—2.3%
CST Brands, Inc.		60,420	2,313,482
Foot Locker, Inc.	†	39,320	2,536,140
Lowe’s Cos., Inc.		59,250	4,488,187

			9,337,809

Technology Hardware, Storage & Peripherals—2.4%
Hewlett Packard Enterprise Co.		224,750	3,984,818
Lexmark International, Inc., Class A		47,245	1,579,400
NCR Corp.	*	32,225	964,494
Seagate Technology plc	†	27,905	961,327
Western Digital Corp.	†	42,357	2,000,945

			9,490,984

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc.		41,590	1,178,661

Transportation Infrastructure—0.5%
Macquarie Infrastructure Corp.		31,315	2,111,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Water Utilities—0.7%
American Water Works Co., Inc.		42,903	$2,957,304

TOTAL COMMON STOCKS (Cost $357,079,159)			389,382,710

MONEY MARKET FUNDS—8.8%
Institutional Money Market Funds—8.8%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	3,125,000	3,125,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	5,132,169	5,132,169
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	14,886,074	14,886,074
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	3,125,000	3,125,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	3,125,000	3,125,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	3,125,000	3,125,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	3,125,000	3,125,000

TOTAL MONEY MARKET FUNDS (Cost $35,643,243)			35,643,243

TOTAL INVESTMENTS—105.3% (Cost $392,722,402)			425,025,953
Other assets less liabilities—(5.3%)			(21,263,829)

NET ASSETS—100.0%			$403,762,124

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—95.8%
Aerospace & Defense—3.1%
B/E Aerospace, Inc.		12,397	$571,750
BWX Technologies, Inc.		17,300	580,588
Hexcel Corp.		97,600	4,266,096
Huntington Ingalls Industries, Inc.		4,200	575,148
L-3 Communications Holdings, Inc.		35,700	4,230,450
Orbital ATK, Inc.		38,800	3,373,272
Rockwell Collins, Inc.		47,246	4,356,554
Spirit AeroSystems Holdings, Inc., Class A	*	12,071	547,540
Textron, Inc.		15,900	579,714
TransDigm Group, Inc.	*	17,044	3,755,475
United Technologies Corp.		73,800	7,387,380

			30,223,967

Air Freight & Logistics—1.2%
C.H. Robinson Worldwide, Inc.		7,922	588,050
Expeditors International of Washington, Inc.		11,969	584,207
FedEx Corp.		66,690	10,851,797

			12,024,054

Airlines—1.0%
Alaska Air Group, Inc.		7,316	600,058
JetBlue Airways Corp.	*	28,300	597,696
Ryanair Holdings plc ADR (Ireland)		39,750	3,411,345
Southwest Airlines Co.		13,058	584,999
Spirit Airlines, Inc.	*	75,105	3,603,538
United Continental Holdings, Inc.	*	10,007	599,019

			9,396,655

Auto Components—0.6%
BorgWarner, Inc.		15,776	605,798
Delphi Automotive plc (United Kingdom)		8,000	600,160
Gentex Corp.		36,704	575,886
Gentherm, Inc.	*	76,640	3,187,458
Lear Corp.		5,235	581,975
Visteon Corp.		7,300	581,007

			6,132,284

Automobiles—0.1%
Harley-Davidson, Inc.		11,984	615,139
Thor Industries, Inc.		9,518	606,963

			1,222,102

Banks—0.1%
Signature Bank/New York	*	4,201	571,840
SVB Financial Group	*	5,835	595,462

			1,167,302

Beverages—1.0%
Brown-Forman Corp., Class A	†	5,400	576,126
Brown-Forman Corp., Class B		31,942	3,145,329
Coca-Cola Enterprises, Inc.		12,006	609,185
Constellation Brands, Inc., Class A		26,737	4,039,693
Dr. Pepper Snapple Group, Inc.		6,376	570,142
Monster Beverage Corp.	*	4,382	584,471

			9,524,946

Biotechnology—2.0%
Agios Pharmaceuticals, Inc.	*†	15,700	637,420
Alkermes plc (Ireland)	*	18,815	643,285
Alnylam Pharmaceuticals, Inc.	*	34,884	2,189,668
BioMarin Pharmaceutical, Inc.	*	7,165	590,969
Bluebird Bio, Inc.	*	34,700	1,474,750
Incyte Corp.	*	8,642	626,286

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intercept Pharmaceuticals, Inc.	*†	4,785	$614,729
Intrexon Corp.	*†	16,400	555,796
Ionis Pharmaceuticals, Inc.	*	14,600	591,300
Juno Therapeutics, Inc.	*†	15,800	601,822
Ligand Pharmaceuticals, Inc.	*†	23,752	2,543,602
Medivation, Inc.	*	100,758	4,632,853
OPKO Health, Inc.	*†	51,300	533,007
Prothena Corp. plc (Ireland)	*	18,667	768,334
Puma Biotechnology, Inc.	*†	15,800	464,046
Seattle Genetics, Inc.	*†	16,800	589,512
Ultragenyx Pharmaceutical, Inc.	*	21,000	1,329,510
United Therapeutics Corp.	*	4,806	535,532

			19,922,421

Building Products—1.6%
A.O. Smith Corp.		61,385	4,684,289
Allegion plc (Ireland)		79,589	5,070,615
Armstrong World Industries, Inc.	*	12,934	625,618
Fortune Brands Home & Security, Inc.		10,607	594,416
Lennox International, Inc.		4,417	597,134
Masco Corp.		94,758	2,980,139
Masonite International Corp.	*	13,100	858,050
USG Corp.	*†	24,660	611,815

			16,022,076

Capital Markets—2.9%
Affiliated Managers Group, Inc.	*	3,545	575,708
Ameriprise Financial, Inc.		6,240	586,622
Apollo Global Management LLC, Class A		181,600	3,108,992
Artisan Partners Asset Management, Inc., Class A		19,855	612,328
Eaton Vance Corp.		17,810	596,991
Evercore Partners, Inc., Class A		60,600	3,136,050
Federated Investors, Inc., Class B		20,571	593,473
Franklin Resources, Inc.		87,100	3,401,255
Interactive Brokers Group, Inc., Class A	†	15,200	597,664
Invesco Ltd.		123,365	3,795,941
Lazard Ltd., Class A (Bermuda)		15,075	584,910
Legg Mason, Inc.		16,890	585,745
LPL Financial Holdings, Inc.	†	23,833	591,059
NorthStar Asset Management Group, Inc.		50,714	575,604
Och-Ziff Capital Management Group LLC, Class A		250,800	1,090,980
Raymond James Financial, Inc.		47,300	2,251,953
SEI Investments Co.		104,611	4,503,504
T. Rowe Price Group, Inc.		7,991	587,019
TD Ameritrade Holding Corp.		18,600	586,458
Waddell & Reed Financial, Inc., Class A		24,548	577,860

			28,940,116

Chemicals—3.3%
Airgas, Inc.		4,103	581,149
Ashland, Inc.		20,700	2,276,172
Axalta Coating Systems Ltd.	*	131,466	3,838,807
Celanese Corp., Series A		8,826	578,103
CF Industries Holdings, Inc.		17,600	551,584
E.I. Du Pont de Nemours & Co.		120,400	7,623,728
Eastman Chemical Co.		8,014	578,851
Ecolab, Inc.		36,700	4,092,784
FMC Corp.	†	14,077	568,288
GCP Applied Technologies, Inc.	*	29,090	580,055

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Huntsman Corp.		46,165	$613,995
International Flavors & Fragrances, Inc.		23,486	2,672,002
NewMarket Corp.		1,449	574,181
Platform Specialty Products Corp.	*†	66,855	574,953
RPM International, Inc.		101,254	4,792,352
Scotts Miracle-Gro Co. (The), Class A		7,987	581,214
Sherwin-Williams Co. (The)		2,094	596,099
Valspar Corp. (The)		5,541	592,998
W.R. Grace & Co.	*	8,290	590,082

			32,857,397

Commercial Services & Supplies—1.4%
Cintas Corp.		6,502	583,944
Clean Harbors, Inc.	*	12,243	604,070
Copart, Inc.	*	91,109	3,714,514
Covanta Holding Corp.	†	35,245	594,231
KAR Auction Services, Inc.		143,316	5,466,072
Pitney Bowes, Inc.		28,965	623,906
R.R. Donnelley & Sons Co.		36,180	593,352
Rollins, Inc.		21,674	587,799
Stericycle, Inc.	*	4,653	587,162
Tyco International plc		16,320	599,107

			13,954,157

Communications Equipment—1.4%
Arista Networks, Inc.	*†	9,800	618,380
ARRIS International plc	*	25,150	576,438
CommScope Holding Co., Inc.	*	22,705	633,924
F5 Networks, Inc.	*	5,690	602,286
Harris Corp.		43,452	3,383,173
Juniper Networks, Inc.		21,600	551,016
Motorola Solutions, Inc.		7,945	601,436
Palo Alto Networks, Inc.	*	3,778	616,343
ViaSat, Inc.	*	82,600	6,069,448

			13,652,444

Construction & Engineering—0.2%
AECOM	*	19,500	600,405
Quanta Services, Inc.	*	26,000	586,560
Valmont Industries, Inc.		4,835	598,766

			1,785,731

Construction Materials—1.0%
Eagle Materials, Inc.		8,545	599,090
Martin Marietta Materials, Inc.		28,465	4,540,452
Vulcan Materials Co.		41,600	4,391,712

			9,531,254

Consumer Finance—0.3%
Ally Financial, Inc.	*	31,050	581,256
Credit Acceptance Corp.	*†	3,200	580,960
LendingClub Corp.	*†	70,600	585,980
Santander Consumer USA Holdings, Inc.	*	64,326	674,780
SLM Corp.	*	92,095	585,724

			3,008,700

Containers & Packaging—1.0%
AptarGroup, Inc.		7,457	584,703
Avery Dennison Corp.		8,100	584,091
Ball Corp.	†	40,534	2,889,669
Bemis Co., Inc.		11,200	579,936
Crown Holdings, Inc.	*	11,852	587,741
Graphic Packaging Holding Co.		44,900	576,965
International Paper Co.		14,327	587,980

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Owens-Illinois, Inc.	*	36,773	$586,897
Packaging Corp. of America		9,989	603,336
Sealed Air Corp.		12,179	584,714
Silgan Holdings, Inc.		11,173	594,068
WestRock Co.		14,800	577,644

			9,337,744

Distributors—0.7%
Genuine Parts Co.		5,985	594,670
LKQ Corp.	*	19,254	614,780
Pool Corp.		68,500	6,010,190

			7,219,640

Diversified Consumer Services—2.1%
Bright Horizons Family Solutions, Inc.	*	70,700	4,579,946
Graham Holdings Co., Class B		9,350	4,488,000
H&R Block, Inc.		21,585	570,276
Service Corp. International		24,350	600,958
ServiceMaster Global Holdings, Inc.	*	287,570	10,835,637

			21,074,817

Diversified Financial Services—1.6%
CBOE Holdings, Inc.		9,126	596,202
FactSet Research Systems, Inc.		3,913	592,937
Intercontinental Exchange, Inc.		2,407	565,982
Leucadia National Corp.		36,313	587,181
Markit Ltd. (United Kingdom)	*†	43,400	1,534,190
McGraw Hill Financial, Inc.		68,382	6,768,450
Moody’s Corp.		5,984	577,815
Morningstar, Inc.		6,788	599,177
MSCI, Inc.		8,292	614,271
Nasdaq, Inc.		49,600	3,292,448

			15,728,653

Diversified Telecommunication Services—3.5%
Level 3 Communications, Inc.	*	295,954	15,641,169
SBA Communications Corp., Class A	*	127,492	12,770,874
Zayo Group Holdings, Inc.	*	246,650	5,978,796

			34,390,839

Electric Utilities—0.1%
ITC Holdings Corp.		13,625	593,641

Electrical Equipment—1.4%
Acuity Brands, Inc.		16,849	3,675,441
AMETEK, Inc.		82,230	4,109,855
Babcock & Wilcox Enterprises, Inc.	*	28,450	608,830
Hubbell, Inc.		30,822	3,264,974
Regal Beloit Corp.		9,400	593,046
Rockwell Automation, Inc.		5,093	579,329
SolarCity Corp.	*†	25,970	638,343

			13,469,818

Electronic Equipment, Instruments & Components—1.7%
Amphenol Corp., Class A		67,126	3,881,225
CDW Corp.		13,920	577,680
Cognex Corp.		74,400	2,897,880
Fitbit, Inc., Class A	*†	40,000	606,000
FLIR Systems, Inc.		110,422	3,638,405
Ingram Micro, Inc., Class A		16,000	574,560
IPG Photonics Corp.	*	6,520	626,442
Jabil Circuit, Inc.		30,500	587,735
Keysight Technologies, Inc.	*	20,603	571,527
National Instruments Corp.		20,325	611,986
Trimble Navigation Ltd.	*	23,816	590,637
VeriFone Systems, Inc.	*	20,755	586,121

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zebra Technologies Corp., Class A	*	8,451	$583,119

			16,333,317

Energy Equipment & Services—0.2%
FMC Technologies, Inc.	*	21,613	591,332
Oceaneering International, Inc.		17,639	586,320
RPC, Inc.	†	42,653	604,820

			1,782,472

Food & Staples Retailing—0.2%
Rite Aid Corp.	*	72,698	592,489
Sprouts Farmers Market, Inc.	*	20,200	586,608
Sysco Corp.		12,500	584,125
Whole Foods Market, Inc.		17,287	537,798

			2,301,020

Food Products—1.2%
Blue Buffalo Pet Products, Inc.	*†	23,600	605,576
Campbell Soup Co.		9,161	584,380
ConAgra Foods, Inc.		13,400	597,908
Flowers Foods, Inc.		31,614	583,594
Hain Celestial Group, Inc. (The)	*	14,130	578,058
Hershey Co. (The)		6,551	603,282
Hormel Foods Corp.		13,354	577,427
Ingredion, Inc.		5,511	588,520
Kellogg Co.		7,700	589,435
McCormick & Co., Inc. (Non-Voting Shares)		6,020	598,870
Mead Johnson Nutrition Co.		7,164	608,725
Pilgrim’s Pride Corp.	*†	23,955	608,457
Tyson Foods, Inc., Class A		8,635	575,609
WhiteWave Foods Co. (The)	*	106,157	4,314,220

			12,014,061

Health Care Equipment & Supplies—3.2%
Alere, Inc.	*	11,500	582,015
Align Technology, Inc.	*	68,151	4,953,896
Boston Scientific Corp.	*	249,315	4,689,615
C.R. Bard, Inc.		2,930	593,823
Cooper Cos., Inc. (The)		3,876	596,788
DENTSPLY SIRONA, Inc.		9,560	589,202
DexCom, Inc.	*	53,386	3,625,443
Edwards Lifesciences Corp.	*	6,804	600,181
Hill-Rom Holdings, Inc.		12,320	619,696
Hologic, Inc.	*	123,590	4,263,855
IDEXX Laboratories, Inc.	*	7,700	603,064
Integra LifeSciences Holdings Corp.	*	45,900	3,091,824
Intuitive Surgical, Inc.	*	1,001	601,651
Nevro Corp.	*†	32,916	1,851,854
ResMed, Inc.		10,318	596,587
St. Jude Medical, Inc.		10,570	581,350
Teleflex, Inc.		10,245	1,608,567
Varian Medical Systems, Inc.	*	7,440	595,349
Zimmer Biomet Holdings, Inc.		5,542	590,944

			31,235,704

Health Care Providers & Services—4.3%
Acadia Healthcare Co., Inc.	*	10,800	595,188
Amedisys, Inc.	*	4,300	207,862
AmerisourceBergen Corp.		6,707	580,491
Brookdale Senior Living, Inc.	*	38,800	616,144
Centene Corp.	*	68,470	4,215,686
DaVita HealthCare Partners, Inc.	*	158,064	11,598,736
Envision Healthcare Holdings, Inc.	*	210,940	4,303,176
HealthEquity, Inc.	*	95,595	2,358,329
Henry Schein, Inc.	*	3,405	587,805

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Laboratory Corp. of America Holdings	*	5,060	$592,678
LifePoint Health, Inc.	*	8,700	602,475
MEDNAX, Inc.	*	8,995	581,257
Patterson Cos., Inc.		12,697	590,791
Premier, Inc., Class A	*	127,290	4,246,394
Tenet Healthcare Corp.	*	20,070	580,625
Universal Health Services, Inc., Class B		36,717	4,579,344
VCA, Inc.	*	89,600	5,169,024

			42,006,005

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	47,300	624,833
athenahealth, Inc.	*†	4,372	606,746
Cerner Corp.	*	11,086	587,115
IMS Health Holdings, Inc.	*	23,090	613,039
Inovalon Holdings, Inc., Class A	*†	31,000	574,120
Veeva Systems, Inc., Class A	*†	23,700	593,448

			3,599,301

Hotels, Restaurants & Leisure—4.3%
Aramark		162,902	5,395,314
Brinker International, Inc.	†	12,892	592,387
Chipotle Mexican Grill, Inc.	*	1,243	585,416
Choice Hotels International, Inc.		11,696	632,169
Darden Restaurants, Inc.		8,700	576,810
Dave & Buster’s Entertainment, Inc.	*	86,482	3,353,772
Domino’s Pizza, Inc.		31,345	4,133,152
Dunkin’ Brands Group, Inc.		12,753	601,559
Extended Stay America, Inc.	†	36,500	594,950
Hilton Worldwide Holdings, Inc.		27,195	612,432
International Game Technology plc		33,400	609,550
Marriott International, Inc., Class A	†	8,356	594,780
MGM Resorts International	*	27,980	599,891
Norwegian Cruise Line Holdings Ltd.	*	11,696	646,672
Panera Bread Co., Class A	*	2,816	576,801
Six Flags Entertainment Corp.		11,016	611,278
Starwood Hotels & Resorts Worldwide, Inc.		7,058	588,849
Vail Resorts, Inc.		36,712	4,908,394
Wyndham Worldwide Corp.		53,205	4,066,458
Wynn Resorts Ltd.	†	125,702	11,744,338

			42,024,972

Household Durables—1.2%
D.R. Horton, Inc.		19,799	598,524
GoPro, Inc., Class A	*†	47,400	566,904
Harman International Industries, Inc.		6,800	605,472
Jarden Corp.	*	10,048	592,330
Leggett & Platt, Inc.		12,393	599,821
Lennar Corp., Class A		12,125	586,365
Lennar Corp., Class B		15,900	615,489
Mohawk Industries, Inc.	*	3,100	591,790
Newell Rubbermaid, Inc.	†	13,490	597,472
NVR, Inc.	*	333	576,889
Tempur Sealy International, Inc.	*†	55,403	3,367,948
Toll Brothers, Inc.	*	20,400	602,004
TopBuild Corp.	*	20,106	597,953
Tupperware Brands Corp.		10,682	619,342
Whirlpool Corp.		3,305	596,024

			11,714,327

Household Products—0.5%
Church & Dwight Co., Inc.		42,614	3,928,158
Clorox Co. (The)		4,670	588,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Spectrum Brands Holdings, Inc.	†	5,420	$592,298

			5,109,156

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	41,150	624,246
TerraForm Power, Inc., Class A	*†	66,800	577,820

			1,202,066

Industrial Conglomerates—2.2%
Carlisle Cos., Inc.		40,900	4,069,550
CK Hutchison Holdings Ltd. ADR (Hong Kong)		680,000	8,860,400
Koninklijke Philips NV NYRS (Netherlands)		278,462	7,950,090
Roper Technologies, Inc.		3,105	567,501

			21,447,541

Insurance—1.9%
Allied World Assurance Co. Holdings AG (Switzerland)		120,400	4,206,776
AmTrust Financial Services, Inc.		22,400	579,712
Aon plc (United Kingdom)		42,664	4,456,255
Arthur J. Gallagher & Co.		13,254	589,538
Assured Guaranty Ltd. (Bermuda)		113,700	2,876,610
Erie Indemnity Co., Class A		6,179	574,585
Markel Corp.	*	700	624,099
RenaissanceRe Holdings Ltd. (Bermuda)		40,900	4,901,047

			18,808,622

Internet & Catalog Retail—0.3%
Expedia, Inc.		5,318	573,387
Groupon, Inc.	*†	150,190	599,258
Liberty Interactive Corp. QVC Group, Series A	*	23,853	602,288
Liberty Ventures, Series A	*	15,164	593,216
TripAdvisor, Inc.	*	9,421	626,496

			2,994,645

Internet Software & Services—2.5%
Akamai Technologies, Inc.	*	10,583	588,097
Alphabet, Inc., Class C	*	10,774	8,026,091
CoStar Group, Inc.	*	51,247	9,643,148
GoDaddy, Inc., Class A	*†	17,600	569,008
IAC/InterActiveCorp		12,762	600,835
LinkedIn Corp., Class A	*	5,218	596,678
Match Group, Inc.	*†	54,200	599,452
Pandora Media, Inc.	*†	58,873	526,913
Rackspace Hosting, Inc.	*	29,059	627,384
Twitter, Inc.	*†	36,305	600,848
VeriSign, Inc.	*†	6,531	578,255
Yelp, Inc.	*	30,095	598,289
Zillow Group, Inc., Class A	*†	24,565	627,636
Zillow Group, Inc., Class C	*†	24,830	589,216

			24,771,850

IT Services—7.4%
Alliance Data Systems Corp.	*	43,656	9,604,320
Amdocs Ltd.		85,800	5,184,036
Black Knight Financial Services, Inc., Class A	*†	61,180	1,898,415
Booz Allen Hamilton Holding Corp.		153,331	4,642,863
Broadridge Financial Solutions, Inc.		79,266	4,701,266
CoreLogic, Inc.	*	17,400	603,780
DST Systems, Inc.		5,156	581,442
EPAM Systems, Inc.	*	57,104	4,263,956
Euronet Worldwide, Inc.	*	59,232	4,389,684

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Information Services, Inc.		40,509	$2,564,625
First Data Corp., Class A	*	50,000	647,000
Fiserv, Inc.	*	5,809	595,887
FleetCor Technologies, Inc.	*	4,106	610,768
Gartner, Inc.	*	70,064	6,260,218
Genpact Ltd.	*	22,100	600,899
Global Payments, Inc.		68,462	4,470,569
Jack Henry & Associates, Inc.		6,994	591,483
Leidos Holdings, Inc.		11,900	598,808
NeuStar, Inc., Class A	*†	103,600	2,548,560
Paychex, Inc.		11,112	600,159
Sabre Corp.		21,431	619,785
Square, Inc., Class A	*†	47,800	730,384
Teradata Corp.	*	22,477	589,796
Total System Services, Inc.		12,618	600,364
Vantiv, Inc., Class A	*	165,966	8,942,248
Western Union Co. (The)		30,898	596,022
WEX, Inc.	*	57,100	4,759,856

			72,797,193

Leisure Products—0.4%
Brunswick Corp.		43,800	2,101,524
Hasbro, Inc.		7,457	597,305
Polaris Industries, Inc.	†	6,014	592,259
Vista Outdoor, Inc.	*	11,300	586,583

			3,877,671

Life Sciences Tools & Services—0.8%
Bio-Techne Corp.		6,407	605,590
Bruker Corp.		21,292	596,176
Cambrex Corp.	*	75,600	3,326,400
Charles River Laboratories International, Inc.	*	7,554	573,651
Mettler-Toledo International, Inc.	*	1,692	583,334
PerkinElmer, Inc.		11,930	590,058
Quintiles Transnational Holdings, Inc.	*	8,965	583,621
VWR Corp.	*	22,800	616,968
Waters Corp.	*	4,436	585,197

			8,060,995

Machinery—2.9%
Allison Transmission Holdings, Inc.		22,556	608,561
CNH Industrial NV (United Kingdom)	†	1,281,900	8,665,644
Donaldson Co., Inc.		18,169	579,773
Flowserve Corp.		13,038	579,018
Graco, Inc.		7,137	599,222
IDEX Corp.		7,124	590,437
Ingersoll-Rand plc		9,423	584,320
Lincoln Electric Holdings, Inc.		10,092	591,088
Middleby Corp. (The)	*	5,670	605,386
Nordson Corp.		7,573	575,851
PACCAR, Inc.		10,866	594,262
Parker-Hannifin Corp.		5,283	586,836
Proto Labs, Inc.	*†	28,500	2,197,065
Snap-on, Inc.		3,776	592,794
Stanley Black & Decker, Inc.		5,540	582,863
Toro Co. (The)		6,744	580,793
WABCO Holdings, Inc.	*	57,815	6,181,580
Wabtec Corp.		35,941	2,849,762

			28,145,255

Media—3.9%
AMC Networks, Inc., Class A	*	9,168	595,370
Cablevision Systems Corp., Class A		17,605	580,965

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Charter Communications, Inc., Class A	*†	29,775	$6,027,353
Cinemark Holdings, Inc.		127,294	4,560,944
Clear Channel Outdoor Holdings, Inc., Class A		118,544	557,157
Discovery Communications, Inc., Class A	*†	20,865	597,365
Discovery Communications, Inc., Class C	*	21,965	593,055
DreamWorks Animation SKG, Inc., Class A	*†	415,300	10,361,735
Interpublic Group of Cos., Inc. (The)		26,861	616,460
Lions Gate Entertainment Corp.	†	27,480	600,438
Live Nation Entertainment, Inc.	*	25,965	579,279
Madison Square Garden Co. (The), Class A	*	3,700	615,532
MSG Networks, Inc., Class A	*	33,600	580,944
Omnicom Group, Inc.		7,189	598,340
Regal Entertainment Group, Class A	†	27,676	585,071
Scripps Networks Interactive, Inc., Class A		138,785	9,090,417
Sirius XM Holdings, Inc.	*†	146,750	579,663
Starz, Class A	*	22,113	582,235

			38,302,323

Metals & Mining—0.2%
Compass Minerals International, Inc.	†	7,972	564,896
Royal Gold, Inc.		11,800	605,222
Steel Dynamics, Inc.		26,500	596,515
Tahoe Resources, Inc.	†	55,193	553,586

			2,320,219

Multiline Retail—0.8%
Dillard’s, Inc., Class A	†	6,985	593,097
Dollar General Corp.		6,893	590,041
Dollar Tree, Inc.	*	63,055	5,199,515
Macy’s, Inc.		13,407	591,115
Nordstrom, Inc.	†	10,344	591,780
Sears Holdings Corp.	*†	38,859	594,931

			8,160,479

Oil, Gas & Consumable Fuels—1.9%
Cabot Oil & Gas Corp.		27,072	614,805
Chesapeake Energy Corp.	†	595,950	2,455,314
Cimarex Energy Co.		23,700	2,305,299
CONSOL Energy, Inc.	†	315,700	3,564,253
Continental Resources, Inc.	*†	20,436	620,437
CVR Energy, Inc.	†	22,550	588,555
Diamondback Energy, Inc.	*	25,600	1,975,808
HollyFrontier Corp.		16,575	585,429
Memorial Resource Development Corp.	*	60,200	612,836
ONEOK, Inc.	†	20,431	610,070
Range Resources Corp.	†	79,757	2,582,532
Targa Resources Corp.		21,175	632,285
Teekay Corp. (Bermuda)		69,175	599,055
Tesoro Corp.		6,418	552,012
World Fuel Services Corp.		12,351	600,012

			18,898,702

Personal Products—0.2%
Coty, Inc., Class A	†	22,214	618,216
Herbalife Ltd.	*†	9,502	584,943
Nu Skin Enterprises, Inc., Class A	†	15,424	589,968

			1,793,127

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—0.8%
Akorn, Inc.	*†	23,500	$552,955
Catalent, Inc.	*	84,900	2,264,283
Endo International plc (Ireland)	*	19,414	546,504
Intersect ENT, Inc.	*†	81,730	1,552,870
Jazz Pharmaceuticals plc (Ireland)	*	4,835	631,209
Mallinckrodt plc	*	9,642	590,862
Perrigo Co. plc (Ireland)		4,513	577,348
Zoetis, Inc.		13,586	602,268

			7,318,299

Professional Services—3.0%
Dun & Bradstreet Corp. (The)		5,673	584,773
Equifax, Inc.		70,702	8,080,532
IHS, Inc., Class A	*	15,575	1,933,792
Nielsen Holdings plc		217,397	11,448,126
Robert Half International, Inc.		12,723	592,637
TransUnion	*	104,700	2,890,767
Verisk Analytics, Inc.	*	43,670	3,490,106

			29,020,733

Real Estate Investment Trusts (REITs)—1.2%
Boston Properties, Inc. REIT		4,664	592,701
Columbia Property Trust, Inc. REIT		27,225	598,678
Crown Castle International Corp. REIT		6,808	588,892
Digital Realty Trust, Inc. REIT		6,700	592,883
Empire State Realty Trust, Inc., Class A REIT		33,400	585,502
Equinix, Inc. REIT		1,828	604,538
Equity LifeStyle Properties, Inc. REIT		8,302	603,804
Extra Space Storage, Inc. REIT		6,506	608,051
Federal Realty Investment Trust REIT		3,781	590,025
Four Corners Property Trust, Inc. REIT		32,594	585,062
Gaming and Leisure Properties, Inc. REIT		19,555	604,641
Healthcare Trust of America, Inc., Class A REIT		20,362	599,050
Iron Mountain, Inc. REIT		17,649	598,478
Lamar Advertising Co., Class A REIT		9,995	614,692
Omega Healthcare Investors, Inc. REIT	†	16,965	598,864
Post Properties, Inc. REIT		10,200	609,348
Tanger Factory Outlet Centers, Inc. REIT		16,577	603,237
Taubman Centers, Inc. REIT		8,384	597,192
Welltower, Inc. REIT		8,823	611,787
Weyerhaeuser Co. REIT		19,213	595,219

			11,982,644

Real Estate Management & Development—1.0%
CBRE Group, Inc., Class A	*	284,077	8,187,099
Howard Hughes Corp. (The)	*	5,790	613,103
Jones Lang LaSalle, Inc.		4,965	582,494
Realogy Holdings Corp.	*	17,466	630,697

			10,013,393

Road & Rail—1.5%
AMERCO		1,630	582,415
Avis Budget Group, Inc.	*	135,140	3,697,430
Genesee & Wyoming, Inc., Class A	*	57,240	3,588,948
Hertz Global Holdings, Inc.	*	55,344	582,772
J.B. Hunt Transport Services, Inc.		28,945	2,438,327

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Landstar System, Inc.		8,687	$561,267
Old Dominion Freight Line, Inc.	*	51,775	3,604,576

			15,055,735

Semiconductors & Semiconductor Equipment—1.7%
Analog Devices, Inc.		10,339	611,966
Applied Materials, Inc.		28,688	607,612
ARM Holdings plc ADR (United Kingdom)	†	38,800	1,695,172
Atmel Corp.		69,184	561,774
KLA-Tencor Corp.		8,655	630,171
Lam Research Corp.		7,399	611,157
Linear Technology Corp.		13,138	585,429
Maxim Integrated Products, Inc.		15,849	582,926
Microchip Technology, Inc.	†	12,116	583,991
NXP Semiconductors NV (Netherlands)	*	40,600	3,291,442
ON Semiconductor Corp.	*	59,200	567,728
Qorvo, Inc.	*	11,700	589,797
Skyworks Solutions, Inc.		7,591	591,339
SunEdison, Inc.	*†	457,790	247,298
SunPower Corp.	*†	26,615	594,579
Xilinx, Inc.		93,896	4,453,487

			16,805,868

Software—4.4%
ANSYS, Inc.	*	6,407	573,170
Autodesk, Inc.	*	10,153	592,022
Cadence Design Systems, Inc.	*	25,424	599,498
CDK Global, Inc.		12,400	577,220
Citrix Systems, Inc.	*	7,878	619,053
Electronic Arts, Inc.	*	8,725	576,810
FireEye, Inc.	*†	32,620	586,834
Fleetmatics Group plc (Ireland)	*	33,385	1,359,103
Fortinet, Inc.	*	20,456	626,567
Guidewire Software, Inc.	*	65,342	3,559,832
HubSpot, Inc.	*	52,900	2,307,498
Imperva, Inc.	*†	44,878	2,266,339
Intuit, Inc.		5,715	594,417
NetSuite, Inc.	*†	8,855	606,479
Paycom Software, Inc.	*†	132,194	4,706,106
PTC, Inc.	*	18,375	609,315
Qlik Technologies, Inc.	*	120,400	3,481,968
Red Hat, Inc.	*	7,984	594,888
ServiceNow, Inc.	*	64,107	3,922,066
Splunk, Inc.	*†	12,360	604,775
SS&C Technologies Holdings, Inc.		9,500	602,490
Synopsys, Inc.	*	12,700	615,188
Tableau Software, Inc., Class A	*	55,073	2,526,199
Take-Two Interactive Software, Inc.	*	113,600	4,279,312
Tyler Technologies, Inc.	*	32,070	4,124,523
Ultimate Software Group, Inc. (The)	*	3,300	638,550
Workday, Inc., Class A	*†	8,200	630,088

			42,780,310

Specialty Retail—4.8%
Aaron’s, Inc.		24,257	608,851
Advance Auto Parts, Inc.		3,563	571,291
AutoNation, Inc.	*	12,091	564,408
AutoZone, Inc.	*	748	595,924
Bed Bath & Beyond, Inc.	*	12,167	603,970
Burlington Stores, Inc.	*	31,800	1,788,432
Cabela’s, Inc.	*	12,765	621,528
Caleres, Inc.		81,100	2,294,319
CarMax, Inc.	*†	12,044	615,448
CST Brands, Inc.		15,067	576,915

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dick’s Sporting Goods, Inc.		12,493	$584,048
DSW, Inc., Class A	†	22,000	608,080
Foot Locker, Inc.		9,185	592,433
Gap, Inc. (The)	†	20,215	594,321
GNC Holdings, Inc., Class A		18,876	599,313
L Brands, Inc.		6,767	594,210
Lithia Motors, Inc., Class A		30,700	2,681,031
Michaels Cos., Inc. (The)	*	150,473	4,208,730
Murphy USA, Inc.	*	9,545	586,540
Office Depot, Inc.	*	91,700	651,070
O’Reilly Automotive, Inc.	*	20,454	5,597,442
Penske Automotive Group, Inc.		15,282	579,188
Ross Stores, Inc.		72,846	4,217,783
Sally Beauty Holdings, Inc.	*	18,078	585,366
Signet Jewelers Ltd.		28,048	3,478,793
Tiffany & Co.		8,054	591,003
Tractor Supply Co.		48,621	4,398,256
Ulta Salon Cosmetics & Fragrance, Inc.	*	21,606	4,185,946
Urban Outfitters, Inc.	*	18,123	599,690
Williams-Sonoma, Inc.		47,962	2,625,440

			47,399,769

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp.	*†	40,300	623,441
NetApp, Inc.		22,564	615,772

			1,239,213

Textiles, Apparel & Luxury Goods—1.2%
Carter’s, Inc.		5,775	608,570
Coach, Inc.		15,040	602,954
Columbia Sportswear Co.	†	33,517	2,014,037
Fossil Group, Inc.	*†	13,319	591,630
Hanesbrands, Inc.		153,724	4,356,538
Kate Spade & Co.	*	23,895	609,800
lululemon athletica, Inc. (Canada)	*†	9,700	656,787
Michael Kors Holdings Ltd. (United Kingdom)	*	10,423	593,694
Ralph Lauren Corp.		6,040	581,410
Skechers U.S.A., Inc., Class A	*	19,500	593,775
Under Armour, Inc., Class A	*†	7,246	614,678

			11,823,873

Thrifts & Mortgage Finance—0.1%
LendingTree, Inc.	*†	13,700	1,339,586

Trading Companies & Distributors—1.7%
AerCap Holdings NV (Ireland)	*	95,900	3,717,084
Air Lease Corp.		90,100	2,894,012
Fastenal Co.	†	67,413	3,303,237
HD Supply Holdings, Inc.	*	140,455	4,644,847
MSC Industrial Direct Co., Inc., Class A		7,737	590,410
United Rentals, Inc.	*	9,413	585,394
W.W. Grainger, Inc.	†	2,492	581,708
Watsco, Inc.		4,400	592,856

			16,909,548

TOTAL COMMON STOCKS (Cost $842,170,163)			942,570,752

MONEY MARKET FUNDS—15.1%
Institutional Money Market Funds—15.1%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	17,600,000	17,600,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	18,192,380	$18,192,380
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	42,320,778	42,320,778
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	17,600,000	17,600,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	17,600,000	17,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	17,600,000	17,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	17,600,000	17,600,000

TOTAL MONEY MARKET FUNDS (Cost $148,513,158)			148,513,158

TOTAL INVESTMENTS—110.9% (Cost $990,683,321)			1,091,083,910
Other assets less liabilities—(10.9%)			(107,621,618)

NET ASSETS—100.0%			$983,462,292

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—49.5%
Aerospace & Defense—1.0%
Curtiss-Wright Corp.		26,830	$2,030,226
Teledyne Technologies, Inc.	*	31,690	2,793,157

			4,823,383

Auto Components—0.6%
Tenneco, Inc.	*	56,030	2,886,105

Banks—4.4%
Ameris Bancorp		75,579	2,235,627
Associated Banc-Corp		99,200	1,779,648
ConnectOne Bancorp, Inc.		110,250	1,802,587
FCB Financial Holdings, Inc., Class A	*	69,140	2,299,596
Great Western Bancorp, Inc.		85,690	2,336,766
Hilltop Holdings, Inc.	*	95,770	1,808,138
South State Corp.		32,790	2,106,102
Sterling Bancorp/New York		172,800	2,752,704
Texas Capital Bancshares, Inc.	*	48,810	1,873,328
Western Alliance Bancorp	*	71,349	2,381,630

			21,376,126

Biotechnology—1.0%
Cepheid, Inc.	*	62,980	2,101,013
Dicerna Pharmaceuticals, Inc.	*†	76,734	411,294
PTC Therapeutics, Inc.	*†	30,600	197,064
TESARO, Inc.	*†	28,200	1,241,646
Ultragenyx Pharmaceutical, Inc.	*	12,840	812,901

			4,763,918

Building Products—1.5%
Advanced Drainage Systems, Inc.	†	87,110	1,855,443
Armstrong World Industries, Inc.	*	53,140	2,570,382
Masonite International Corp.	*	40,560	2,656,680

			7,082,505

Capital Markets—1.0%
Hercules Capital, Inc.		179,610	2,157,116
Solar Capital Ltd.		100,867	1,742,982
WisdomTree Investments, Inc.	†	89,757	1,025,922

			4,926,020

Chemicals—1.6%
Methanex Corp. (Canada)		67,550	2,169,706
Minerals Technologies, Inc.		59,000	3,354,150
PolyOne Corp.		64,900	1,963,225

			7,487,081

Commercial Services & Supplies—0.8%
Clean Harbors, Inc.	*	73,080	3,605,767

Communications Equipment—0.8%
Ciena Corp.	*	103,210	1,963,054
Ruckus Wireless, Inc.	*	185,063	1,815,468

			3,778,522

Containers & Packaging—0.5%
Graphic Packaging Holding Co.		182,820	2,349,237

Diversified Financial Services—0.4%
MarketAxess Holdings, Inc.		16,620	2,074,675

Diversified Telecommunication Services—0.6%
Vonage Holdings Corp.	*	620,250	2,834,543

Electronic Equipment, Instruments & Components—1.0%
Rogers Corp.	*	40,730	2,438,505
VeriFone Systems, Inc.	*	80,100	2,262,024

			4,700,529

Energy Equipment & Services—1.0%
Forum Energy Technologies, Inc.	*	182,100	2,403,720

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Patterson-UTI Energy, Inc.		129,060	$2,274,037

			4,677,757

Food Products—1.3%
Greencore Group plc (Ireland)		653,868	3,515,476
Sanderson Farms, Inc.	†	32,330	2,915,520

			6,430,996

Health Care Equipment & Supplies—1.6%
AtriCure, Inc.	*	48,650	818,779
Globus Medical, Inc., Class A	*	128,030	3,040,713
Insulet Corp.	*	108,170	3,586,917

			7,446,409

Health Care Providers & Services—2.7%
Acadia Healthcare Co., Inc.	*	20,010	1,102,751
Kindred Healthcare, Inc.		232,240	2,868,164
LifePoint Health, Inc.	*	39,850	2,759,612
Surgical Care Affiliates, Inc.	*	65,910	3,050,315
WellCare Health Plans, Inc.	*	36,830	3,415,983

			13,196,825

Health Care Technology—0.7%
Allscripts Healthcare Solutions, Inc.	*	255,040	3,369,078

Hotels, Restaurants & Leisure—1.9%
Bloomin’ Brands, Inc.		158,360	2,671,533
Cheesecake Factory, Inc. (The)	†	58,260	3,093,023
Lindblad Expeditions Holdings, Inc.	*	165,040	1,640,498
Papa John’s International, Inc.	†	28,910	1,566,633

			8,971,687

Household Durables—0.5%
La-Z-Boy, Inc.		90,356	2,416,119

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.	†	119,265	2,274,384

Insurance—2.0%
Argo Group International Holdings Ltd. (Bermuda)		12,160	697,862
Assured Guaranty Ltd. (Bermuda)		116,100	2,937,330
eHealth, Inc.	*	105,050	986,420
Horace Mann Educators Corp.		78,750	2,495,588
Stewart Information Services Corp.		67,179	2,437,254

			9,554,454

Internet & Catalog Retail—0.5%
HSN, Inc.		48,320	2,527,619

Internet Software & Services—0.4%
Demandware, Inc.	*†	50,940	1,991,754

IT Services—1.7%
Cardtronics, Inc.	*	87,950	3,165,320
Convergys Corp.		112,670	3,128,846
WEX, Inc.	*	24,000	2,000,640

			8,294,806

Life Sciences Tools & Services—0.3%
Bio-Techne Corp.		17,100	1,616,292

Machinery—1.3%
John Bean Technologies Corp.		61,940	3,494,035
Watts Water Technologies, Inc., Class A		51,260	2,825,964

			6,319,999

Media—2.4%
Cinemark Holdings, Inc.		76,040	2,724,513
DreamWorks Animation SKG, Inc., Class A	*†	138,260	3,449,587

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
National CineMedia, Inc.		180,480	$2,745,101
New York Times Co. (The), Class A		199,750	2,488,885

			11,408,086

Oil, Gas & Consumable Fuels—0.9%
Diamondback Energy, Inc.	*	26,210	2,022,888
Western Refining, Inc.	†	82,600	2,402,834

			4,425,722

Paper & Forest Products—0.4%
KapStone Paper and Packaging Corp.		146,090	2,023,347

Real Estate Investment Trusts (REITs)—3.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		143,030	2,749,037
LaSalle Hotel Properties REIT		57,640	1,458,868
MFA Financial, Inc. REIT		361,270	2,474,700
PS Business Parks, Inc. REIT		28,140	2,828,351
Redwood Trust, Inc. REIT	†	190,190	2,487,685
Rexford Industrial Realty, Inc. REIT		38,493	699,033
Sovran Self Storage, Inc. REIT		20,740	2,446,283

			15,143,957

Real Estate Management & Development—0.5%
Kennedy-Wilson Holdings, Inc.		109,400	2,395,860

Road & Rail—1.1%
Genesee & Wyoming, Inc., Class A	*	38,600	2,420,220
Swift Transportation Co.	*†	151,400	2,820,582

			5,240,802

Semiconductors & Semiconductor Equipment—2.9%
Cavium, Inc.	*	27,030	1,653,155
Entegris, Inc.	*	204,750	2,788,695
First Solar, Inc.	*	45,790	3,135,241
M/A-COM Technology Solutions Holdings, Inc.	*	47,670	2,087,469
Monolithic Power Systems, Inc.		18,430	1,172,885
ON Semiconductor Corp.	*	49,950	479,021
SunPower Corp.	*†	107,420	2,399,763

			13,716,229

Software—2.1%
Cadence Design Systems, Inc.	*	109,590	2,584,132
HubSpot, Inc.	*†	47,320	2,064,099
Imperva, Inc.	*	26,550	1,340,775
TiVo, Inc.	*	282,140	2,683,151
Verint Systems, Inc.	*	46,130	1,539,819

			10,211,976

Specialty Retail—1.6%
Chico’s FAS, Inc.		192,390	2,553,015
Destination Maternity Corp.		126,500	865,260
DSW, Inc., Class A	†	111,250	3,074,950
Haverty Furniture Cos., Inc.		67,660	1,431,686

			7,924,911

Technology Hardware, Storage & Peripherals—0.3%
Stratasys Ltd.	*†	61,060	1,582,675

Textiles, Apparel & Luxury Goods—1.0%
Kate Spade & Co.	*	88,960	2,270,259
Tumi Holdings, Inc.	*	88,500	2,373,570

			4,643,829

Thrifts & Mortgage Finance—0.4%
MGIC Investment Corp.	*	271,870	2,085,243

Trading Companies & Distributors—1.1%
Aircastle Ltd.	†	118,330	2,631,659

Vantagepoint Discovery Fund
				Shares	Value
COMMON STOCKS—(Continued)
GATX Corp.		†		57,060	$2,710,350

					5,342,009

TOTAL COMMON STOCKS (Cost $230,604,530)					237,921,236

Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—20.4%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017			$360,000	358,868
Lockheed Martin Corp.
1.850%	11/23/2018			47,000	47,567

					406,435

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017			70,000	69,941

Automobiles—0.3%
Hyundai Capital America
4.000%	06/08/2017		^	1,300,000	1,332,813

Banks—4.5%
Bank of America Corp.
1.163%	05/02/2017		#	805,000	798,941
Bank of America Corp. MTN
1.700%	08/25/2017			635,000	636,072
1.694%	03/22/2018		#	590,000	591,204
Bank of America NA, Bank Note
2.050%	12/07/2018			565,000	570,360
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017		^	845,000	842,144
BB&T Corp. MTN
1.276%	02/01/2019		#	1,245,000	1,231,446
Capital One NA, Bank Note
1.650%	02/05/2018			390,000	387,365
1.500%	09/05/2017			360,000	358,592
CIT Group, Inc.
5.250%	03/15/2018			375,000	388,875
Citigroup, Inc.
2.050%	12/07/2018			410,000	411,985
1.850%	11/24/2017			250,000	250,665
1.550%	08/14/2017			1,415,000	1,415,201
Citizens Bank NA, Bank Note
2.500%	03/14/2019			450,000	454,234
2.300%	12/03/2018			250,000	251,569
Compass Bank, Bank Note
1.850%	09/29/2017			250,000	250,420
Credit Agricole SA (France)
1.422%	04/15/2019		#^	1,190,000	1,177,908
Discover Bank
2.600%	11/13/2018			910,000	912,837
Fifth Third Bancorp
5.450%	01/15/2017			540,000	554,549
Fifth Third Bank/Ohio MTN
1.528%	08/20/2018		#	1,000,000	998,423
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019			310,000	312,931
1.128%	11/18/2016		#	315,000	315,499
Huntington National Bank (The)
2.200%	11/06/2018			350,000	350,785
1.375%	04/24/2017			250,000	249,663
1.044%	04/24/2017		#	250,000	249,210
Huntington National Bank (The), Bank Note
1.300%	11/20/2016			260,000	260,051

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
1.519%	01/25/2018	#	$627,000	$629,107
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		640,000	641,491
KeyBank NA
1.119%	11/25/2016	#	345,000	345,162
KeyBank NA, Bank Note
2.350%	03/08/2019		360,000	363,416
1.100%	11/25/2016		250,000	250,185
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	910,000	906,828
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	409,208
Mizuho Bank Ltd. (Japan)
1.270%	03/26/2018	#^	1,300,000	1,293,954
PNC Bank NA, Bank Note
1.950%	03/04/2019		530,000	535,213
1.150%	11/01/2016		250,000	250,339
Regions Financial Corp.
2.000%	05/15/2018		370,000	367,839
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	670,585
1.058%	02/15/2017	#	1,010,000	1,007,695

				21,891,951

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc.
1.900%	02/01/2019		670,000	679,847
Coca-Cola Co. (The)
0.875%	10/27/2017	†	76,000	76,151

				755,998

Biotechnology—0.6%
Amgen, Inc.
1.250%	05/22/2017		1,320,000	1,322,966
Baxalta, Inc.
2.000%	06/22/2018	^	120,000	119,098
1.404%	06/22/2018	#^	220,000	215,655
Celgene Corp.
2.125%	08/15/2018		1,160,000	1,173,811

				2,831,530

Capital Markets—1.0%
Bank of New York Mellon Corp. (The) MTN
1.176%	08/01/2018	#	650,000	648,666
Credit Suisse AG (Switzerland)
1.301%	04/27/2018	#	315,000	312,434
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		490,000	505,612
Goldman Sachs Group, Inc. (The) MTN
1.718%	11/15/2018	#	635,000	635,180
Goldman Sachs Group, Inc. (The), Series 1
1.818%	04/30/2018	#	240,000	241,088
Morgan Stanley
1.761%	01/27/2020	#	1,200,000	1,192,835
Morgan Stanley MTN
6.625%	04/01/2018		605,000	661,295
2.450%	02/01/2019		590,000	599,134

				4,796,244

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		875,000	907,813

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020	†	$430,000	$446,125

Communications Equipment—0.1%
Cisco Systems, Inc.
1.600%	02/28/2019		310,000	314,610

Consumer Finance—2.2%
Ally Financial, Inc.
3.500%	01/27/2019		365,000	360,438
3.250%	09/29/2017		400,000	398,499
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		540,000	541,796
1.000%	03/03/2017	†	540,000	540,775
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	613,513
3.000%	06/12/2017		280,000	283,779
1.684%	09/08/2017		1,500,000	1,494,328
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	312,974
2.400%	04/10/2018		1,535,000	1,535,404
HSBC USA, Inc.
1.625%	01/16/2018		1,300,000	1,298,084
International Lease Finance Corp.
3.875%	04/15/2018		435,000	438,567
2.584%	06/15/2016	#	560,000	560,550
John Deere Capital Corp.
0.907%	10/11/2016	#	200,000	200,239
PACCAR Financial Corp. MTN
1.450%	03/09/2018		325,000	325,842
1.236%	12/06/2018	#	130,000	130,330
1.100%	06/06/2017		140,000	140,269
Synchrony Financial
1.875%	08/15/2017		1,065,000	1,062,061
1.849%	02/03/2020	#	140,000	135,403

				10,372,851

Diversified Financial Services—0.6%
GE Capital International Funding Co. (Ireland)
0.964%	04/15/2016	^	1,515,000	1,515,089
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		995,000	998,388
1.250%	11/10/2017		220,000	220,315

				2,733,792

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.500%	02/01/2018		110,000	117,903
2.400%	03/15/2017		1,280,000	1,295,241
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	131,162
SBA Communications Corp.
5.625%	10/01/2019		150,000	157,125
Verizon Communications, Inc.
2.382%	09/14/2018	#	800,000	819,869
2.164%	09/15/2016	#	400,000	402,194
1.412%	06/17/2019	#	120,000	119,771
1.350%	06/09/2017		945,000	947,987

				3,991,252

Electric Utilities—1.0%
Duke Energy Corp.
1.009%	04/03/2017	#	200,000	198,689
Georgia Power Co.
1.018%	08/15/2016	#	605,000	605,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NSTAR Electric Co.
0.858%	05/17/2016	#	$1,300,000	$1,300,026
Southern California Edison Co.
1.845%	02/01/2022		1,341,429	1,325,293
Southern Power Co.
1.850%	12/01/2017		70,000	70,542
Wisconsin Public Service Corp.
1.650%	12/04/2018		900,000	903,724
Xcel Energy, Inc.
0.750%	05/09/2016		255,000	254,972

				4,658,262

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		160,000	159,776

Energy Equipment & Services—0.1%
Cameron International Corp.
1.400%	06/15/2017		160,000	158,123
1.150%	12/15/2016		300,000	299,924
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	199,242

				657,289

Food & Staples Retailing—0.3%
CVS Health Corp.
1.900%	07/20/2018		850,000	862,888
Kroger Co. (The)
2.200%	01/15/2017		500,000	503,844
Sysco Corp.
1.900%	04/01/2019		160,000	161,096
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		120,000	120,314

				1,648,142

Food Products—0.3%
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	830,000	838,138
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	287,726
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	100,451
1.400%	10/21/2016	^	100,000	100,222

				1,326,537

Health Care Equipment & Supplies—0.5%
Becton Dickinson and Co.
1.450%	05/15/2017		1,390,000	1,392,607
Stryker Corp.
2.000%	03/08/2019		250,000	252,849
Zimmer Biomet Holdings, Inc.
2.000%	04/01/2018		920,000	922,634

				2,568,090

Health Care Providers & Services—0.6%
Anthem, Inc.
2.375%	02/15/2017		465,000	468,830
Cardinal Health, Inc.
1.950%	06/15/2018		1,300,000	1,306,772
Express Scripts Holding Co.
1.250%	06/02/2017		435,000	434,239
McKesson Corp.
1.292%	03/10/2017		200,000	200,410
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	278,200

				2,688,451

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Durables—0.4%
Newell Rubbermaid, Inc.
2.150%	10/15/2018		$1,400,000	$1,400,871
Whirlpool Corp.
1.650%	11/01/2017		170,000	170,370
1.350%	03/01/2017		465,000	464,962

				2,036,203

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)
3.635%	06/01/2019	#	430,000	416,025
Talen Energy Supply LLC
4.625%	07/15/2019	^	475,000	414,438
TransAlta Corp. (Canada)
1.900%	06/03/2017		46,000	44,440

				874,903

Insurance—1.1%
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019		480,000	486,870
Jackson National Life Global Funding
1.250%	02/21/2017	^	205,000	205,268
Metropolitan Life Global Funding I
1.950%	12/03/2018	^†	590,000	594,332
Principal Life Global Funding II
1.135%	12/01/2017	#^	1,300,000	1,299,485
Prudential Financial, Inc. MTN
1.398%	08/15/2018	#	1,250,000	1,247,417
Reliance Standard Life Global Funding II
2.150%	10/15/2018	^	1,000,000	1,001,988
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	600,000	609,434

				5,444,794

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
1.625%	11/28/2017		200,000	200,279
eBay, Inc.
2.500%	03/09/2018		230,000	233,840
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	154,500
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	301,625

				890,244

IT Services—0.0%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	149,248
1.450%	06/05/2017		70,000	69,482

				218,730

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		190,000	191,172

Machinery—0.4%
CNH Industrial Capital LLC
3.875%	07/16/2018		610,000	607,255
Stanley Black & Decker, Inc.
2.451%	11/17/2018		1,140,000	1,158,328

				1,765,583

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017		245,000	250,513

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NBCUniversal Enterprise, Inc.
1.307%	04/15/2018	#^	$1,300,000	$1,298,493

				1,549,006

Metals & Mining—0.3%
Freeport-McMoRan, Inc.
2.300%	11/14/2017		230,000	213,325
2.150%	03/01/2017		80,000	76,800
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	640,000	627,436
Glencore Funding LLC
1.982%	01/15/2019	#^	330,000	292,050

				1,209,611

Multi-Utilities—0.3%
Berkshire Hathaway Energy Co.
5.750%	04/01/2018		500,000	538,859
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	539,974
TECO Finance, Inc.
1.217%	04/10/2018	#	190,000	186,110

				1,264,943

Oil, Gas & Consumable Fuels—0.6%
Chevron Corp.
1.790%	11/16/2018		170,000	172,117
1.344%	11/09/2017		885,000	890,257
Exxon Mobil Corp.
1.708%	03/01/2019		260,000	263,543
1.439%	03/01/2018		280,000	282,078
Hess Corp.
1.300%	06/15/2017		180,000	177,931
Kinder Morgan, Inc.
3.050%	12/01/2019		110,000	108,388
2.000%	12/01/2017		110,000	108,865
Murphy Oil Corp.
2.500%	12/01/2017		250,000	234,475
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	380,961
WPX Energy, Inc.
5.250%	01/15/2017	†	355,000	351,450

				2,970,065

Pharmaceuticals—0.8%
AbbVie, Inc.
1.800%	05/14/2018		975,000	982,054
1.750%	11/06/2017		520,000	522,611
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		1,590,000	1,609,541
1.887%	03/12/2020	#	310,000	309,061
1.300%	06/15/2017		300,000	299,024

				3,722,291

Real Estate Investment Trusts (REITs)—0.2%
Liberty Property LP
6.625%	10/01/2017		385,000	411,831
Ventas Realty LP
1.550%	09/26/2016		211,000	211,254
1.250%	04/17/2017		120,000	119,531

				742,616

Real Estate Management & Development—0.0%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	239,172

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	$165,000	$167,269
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	900,000	914,140
2.500%	06/15/2019	^	110,000	109,452
Ryder System, Inc. MTN
2.500%	03/01/2017		725,000	732,248

				1,923,109

Semiconductors & Semiconductor Equipment—0.2%
QUALCOMM, Inc.
1.400%	05/18/2018		940,000	945,048
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	198,957

				1,144,005

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	149,324

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017		220,000	220,757

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.
1.700%	02/22/2019		180,000	182,766
1.300%	02/23/2018		130,000	131,045
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	945,000	961,447
2.450%	10/05/2017	^	1,005,000	1,011,932
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	348,679
Western Digital Corp.
10.500%	04/01/2024	^	150,000	150,750

				2,786,619

Thrifts & Mortgage Finance—0.5%
Abbey National Treasury Services plc (United Kingdom)
2.500%	03/14/2019		980,000	989,759
1.142%	03/13/2017	#	300,000	299,604
Astoria Financial Corp.
5.000%	06/19/2017		240,000	247,728
Santander Bank NA
2.000%	01/12/2018		650,000	644,728

				2,181,819

Tobacco—0.3%
Imperial Brands Finance plc (United Kingdom)
2.050%	02/11/2018	^	650,000	652,163
2.050%	07/20/2018	^	310,000	311,004
Reynolds American, Inc.
2.300%	06/12/2018		660,000	673,538

				1,636,705

Trading Companies & Distributors—0.1%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	†	535,000	561,081
GATX Corp.
1.250%	03/04/2017		100,000	99,322

				660,403

TOTAL CORPORATE OBLIGATIONS (Cost $98,288,794)				98,379,976

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—5.3%
Commercial Mortgage-Backed Securities—1.6%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.441%	06/17/2031	#^	$290,628	$285,193
Colony American Homes, Series 2014-1A, Class A
1.591%	05/17/2031	#^	295,473	290,719
Colony American Homes, Series 2014-2A, Class A
1.382%	07/17/2031	#^	472,085	460,834
Colony American Homes, Series 2015-1A, Class A
1.641%	07/17/2032	#^	888,632	869,504
Hilton USA Trust, Series 2013-HLF, Class AFL
1.441%	11/05/2030	#^	553,096	551,418
Invitation Homes Trust, Series 2013-SFR1, Class A
1.591%	12/17/2030	#^	383,767	379,787
Invitation Homes Trust, Series 2014-SFR1, Class A
1.441%	06/17/2031	#^	1,265,466	1,238,011
Invitation Homes Trust, Series 2014-SFR2, Class A
1.541%	09/17/2031	#^	763,513	748,284
Invitation Homes Trust, Series 2015-SFR2, Class A
1.788%	06/17/2032	#^	978,842	963,313
Invitation Homes Trust, Series 2015-SFR3, Class A
1.741%	08/17/2032	#^	1,065,874	1,051,426
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.686%	01/15/2032	#^	910,000	897,225

				7,735,714

Non-Agency Mortgage-Backed Securities—1.3%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	434,912	411,451
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.883%	11/25/2023	#	246,868	246,995
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.483%	03/25/2025	#	192,422	192,421
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.583%	05/25/2028	#	395,230	394,884
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.433%	10/25/2023	#	375,551	377,167
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.033%	01/25/2024	#	1,035,162	1,033,964
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.383%	05/25/2024	#	996,698	984,028
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.383%	05/25/2024	#	176,363	175,042
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.633%	07/25/2024	#	734,375	732,232
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.585%	09/25/2028	#	615,000	616,063
GSAMP Trust, Series 2004-SEA2, Class M1
1.083%	03/25/2034	#	198,433	198,433
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	66,945	67,265
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	219,075	211,428
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	313,941	305,646

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058		#^	$198,718	$198,785
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065		#^	145,125	145,527

					6,291,331

U.S. Government Agency Mortgage-Backed Securities—2.4%
Federal Home Loan Mortgage Corp.
1.125%	03/16/2018 04/15/2019	-		3,810,000	3,817,819
1.000%	12/15/2017			4,090,000	4,107,063
Federal National Mortgage Association
2.510%	05/01/2042		#	3,088,049	3,190,274
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.888%	10/07/2020		#	331,682	331,584

					11,446,740

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,586,305)					25,473,785

U.S. TREASURY OBLIGATIONS—17.5%
U.S. Treasury Notes—17.5%
U.S. Treasury Note
1.250%	12/15/2018			3,976,000	4,021,430
1.125%	06/15/2018			6,000,000	6,046,056
1.000%	09/15/2018		‡‡	11,244,000	11,299,118
1.000%	12/31/2017 03/15/2019	-		23,345,000	23,453,725
0.875%	04/30/2017 01/15/2018	-		17,225,000	17,269,403
0.750%	10/31/2017 02/28/2018	-		11,013,000	11,016,015
0.625%	05/31/2017			5,000,000	4,997,950
0.625%	08/31/2017		‡‡	4,700,000	4,695,041
0.500%	01/31/2017			1,175,000	1,174,266

					83,973,004

TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,625,553)					83,973,004

GOVERNMENT RELATED OBLIGATIONS—0.6%
U.S. Government Agencies—0.5%
Federal National Mortgage Association
1.000%	02/26/2019			2,500,000	2,506,603

Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017		^	300,000	300,618

U.S. Municipal Bonds—0.0%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017			240,000	242,222

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $3,033,314)					3,049,443

ASSET-BACKED SECURITIES—4.5%
Automobiles—1.9%
Ally Master Owner Trust
Series 2013-2, Class A
0.886%	04/15/2018		#	600,000	600,006

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust
Series 2013-1, Class B
1.290%	04/20/2018		$120,000	$119,904
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,055
Capital Auto Receivables Asset Trust
Series 2015-2, Class A2
1.390%	09/20/2018		830,000	829,956
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020		1,320,000	1,321,200
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3
0.830%	09/17/2018	^	350,734	350,353
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.992%	12/10/2027	#^	1,931,701	1,928,556
Hyundai Auto Lease Securitization Trust
Series 2014-A, Class A3
0.750%	04/17/2017	^	745,734	745,538
Porsche Innovative Lease Owner Trust
Series 2014-1, Class A3
1.030%	11/20/2017	^	1,750,980	1,751,667
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A3
1.190%	07/23/2018	^	1,400,000	1,399,965

				9,167,200

Credit Card—1.8%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.630%	02/18/2020	^	2,210,000	2,214,998
Chase Issuance Trust
Series 2014-A1, Class A1
1.150%	01/15/2019		2,500,000	2,504,687
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.020%	02/22/2019		1,228,000	1,228,563
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021		2,665,000	2,670,124

				8,618,372

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018		1,392,035	1,391,085
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,089
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017	^	418,353	417,832
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019	^	1,160,000	1,155,504

				3,064,510

Student Loan—0.2%
Missouri Higher Education Loan Authority
Series 2012-1, Class A1
1.263%	01/26/2026	#	345,760	338,278
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.792%	12/07/2020	#	436,790	436,323

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.713%	06/25/2021	#^	$98,410	$97,912
SLM Student Loan Trust Series 2014-1, Class A1
0.713%	05/28/2019	#	6,198	6,195

				878,708

TOTAL ASSET-BACKED SECURITIES (Cost $21,723,043)				21,728,790

MONEY MARKET FUNDS—10.5%
Institutional Money Market Funds—10.5%
Dreyfus Institutional Cash Advantage Fund, 0.38%		††¥	5,450,000	5,450,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%		††¥	5,532,051	5,532,051
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		¥	17,649,949	17,649,949
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		††¥	5,450,000	5,450,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%		††¥	5,450,000	5,450,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%		††¥	5,450,000	5,450,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%		††¥	5,450,000	5,450,000

TOTAL MONEY MARKET FUNDS (Cost $50,432,000)				50,432,000

TOTAL INVESTMENTS—108.3% (Cost $513,293,539)				520,958,234
Other assets less liabilities—(8.3%)				(39,906,521)

NET ASSETS—100.0%				$481,051,713

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $38,878,101, which represents 8.1% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—96.2%
Australia—2.8%
Aristocrat Leisure Ltd.		390,400	$3,079,675
Charter Hall Group REIT		534,800	1,901,611
Cochlear Ltd.		43,600	3,410,285
Collins Foods Ltd.		538,000	1,737,075
CSL Ltd.		84,900	6,597,701
Dexus Property Group REIT		673,800	4,091,739
Harvey Norman Holdings Ltd.		3,615,000	13,004,548
JB Hi-Fi Ltd.	†	158,663	2,865,051
Oil Search Ltd.		288,100	1,500,256
QBE Insurance Group Ltd.		777,715	6,499,142
Telstra Corp. Ltd.		567,400	2,315,545

			47,002,628

Austria—0.2%
voestalpine AG		92,700	3,091,856

Belgium—0.6%
AGFA-Gevaert NV	*	706,471	3,142,873
Anheuser-Busch InBev SA NV		16,232	2,016,612
Telenet Group Holding NV	*	47,032	2,376,966
UCB SA		26,707	2,038,684

			9,575,135

Brazil—0.6%
Ambev SA ADR		248,300	1,286,194
CCR SA		680,200	2,652,206
Cia Brasileira de Distribuicao (Preference) ADR		57,000	792,870
Cielo SA		308,876	2,998,004
CPFL Energia SA ADR	*	83,154	905,547
EcoRodovias Infraestrutura e Logistica SA		72,300	120,243
TOTVS SA		152,000	1,132,079

			9,887,143

Canada—2.1%
BCE, Inc.		164,745	7,508,186
Bird Construction, Inc.		178,300	1,521,127
Canadian Pacific Railway Ltd.		27,953	3,709,084
Canadian Solar, Inc.	*†	75,900	1,463,352
CI Financial Corp.		181,300	4,006,398
George Weston Ltd.		63,300	5,667,391
Just Energy Group, Inc.		334,400	1,987,733
Suncor Energy, Inc.		185,700	5,171,718
Transcontinental, Inc., Class A		134,300	2,128,119
Western Forest Products, Inc.		1,068,500	1,900,470

			35,063,578

China—1.8%
AAC Technologies Holdings, Inc.		250,000	1,911,500
Baidu, Inc. ADR	*	30,095	5,744,534
Belle International Holdings Ltd.		2,089,837	1,211,447
CNOOC Ltd.		6,679,000	7,794,698
ENN Energy Holdings Ltd.		314,000	1,725,795
Hengan International Group Co. Ltd.		507,000	4,415,900
Tencent Holdings Ltd.		192,200	3,929,408
Want Want China Holdings Ltd.	†	4,348,000	3,224,079

			29,957,361

Denmark—1.0%
Chr Hansen Holding A/S		73,743	4,945,299
ISS A/S		12,682	508,634

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Novo Nordisk A/S, Class B		112,000	$6,065,202
Vestas Wind Systems A/S		69,890	4,924,432

			16,443,567

Finland—0.7%
Huhtamaki Oyj		165,000	6,117,703
Kone Oyj, Class B	†	122,900	5,915,278

			12,032,981

France—7.4%
Air Liquide SA		48,100	5,396,383
Cie de Saint-Gobain		282,518	12,409,383
Danone SA		175,796	12,473,122
Essilor International SA		51,100	6,296,327
Ipsen SA		53,100	3,044,875
L’Oreal SA		76,848	13,747,061
LVMH Moet Hennessy Louis Vuitton SE	†	47,707	8,152,004
Nexans SA	*	55,500	2,490,341
Orange SA		198,274	3,462,442
Pernod Ricard SA		28,054	3,123,888
Peugeot SA	*	184,000	3,147,877
Renault SA		39,300	3,905,538
Safran SA		34,800	2,429,039
Sanofi		218,850	17,594,624
Sopra Steria Group		32,200	3,803,257
TOTAL SA		127,230	5,789,136
UBISOFT Entertainment	*	130,100	4,079,673
Valeo SA		39,400	6,126,643
Wendel SA		33,700	3,664,627
Zodiac Aerospace		251,397	5,020,617

			126,156,857

Germany—9.2%
adidas AG		56,400	6,585,313
Allianz SE (Registered)		75,650	12,285,945
Aurubis AG		69,659	3,461,389
BASF SE		35,215	2,648,011
Bayer AG (Registered)		119,687	14,024,960
Beiersdorf AG		53,866	4,851,933
Continental AG		24,493	5,555,255
Daimler AG (Registered)		138,555	10,603,977
Deutsche Boerse AG		87,294	7,432,561
Deutsche Telekom AG (Registered)		674,876	12,099,394
Fresenius Medical Care AG & Co. KGaA		27,867	2,458,592
Fresenius SE & Co. KGaA		181,075	13,199,014
Krones AG		48,982	5,891,210
Linde AG		47,309	6,873,915
Merck KGaA		56,876	4,731,158
Rheinmetall AG		44,129	3,518,766
RWE AG		737,434	9,486,688
SAP SE		275,889	22,200,347
Vonovia SE		106,133	3,810,265
Wirecard AG	†	108,182	4,087,969

			155,806,662

Hong Kong—4.7%
AIA Group Ltd.		2,925,000	16,625,769
ASM Pacific Technology Ltd.		206,300	1,624,154
Beijing Enterprises Holdings Ltd.		451,000	2,469,773
China Mobile Ltd.		969,734	10,739,774
China Resources Power Holdings Co. Ltd.		2,098,829	3,923,645

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
CLP Holdings Ltd.		945,500	$8,558,101
Hang Lung Properties Ltd.		2,513,000	4,797,862
HKT Trust & HKT Ltd.		3,034,000	4,177,858
Hong Kong & China Gas Co. Ltd.		3,543,000	6,623,151
Hong Kong Exchanges and Clearing Ltd.		82,000	1,975,886
Hopewell Holdings Ltd.		402,500	1,299,706
Jardine Matheson Holdings Ltd.		132,100	7,443,835
Link REIT		366,000	2,174,278
Sino Land Co. Ltd.		1,393,000	2,212,695
WH Group Ltd.	*^	1,791,000	1,295,271
Yue Yuen Industrial Holdings Ltd.		940,000	3,231,746

			79,173,504

India—0.9%
Axis Bank Ltd. GDR		51,777	1,755,640
Indiabulls Housing Finance Ltd. GDR		90,936	890,518
Infosys Ltd. ADR		248,000	4,716,960
Larsen & Toubro Ltd. GDR		123,915	2,241,424
Tata Motors Ltd. ADR	*	174,216	5,060,975

			14,665,517

Indonesia—0.3%
Bank Mandiri Persero Tbk PT		1,810,900	1,406,007
Bank Rakyat Indonesia Persero Tbk PT	*	2,266,100	1,950,082
Perusahaan Gas Negara Persero Tbk		6,526,700	1,286,490
Telekomunikasi Indonesia Persero Tbk PT ADR		24,200	1,230,570

			5,873,149

Ireland—1.9%
Allegion plc		4,136	263,505
Bank of Ireland	*	6,439,000	1,861,819
Experian plc		360,000	6,425,808
ICON plc	*	79,900	6,000,490
Medtronic plc		192,925	14,469,375
Smurfit Kappa Group plc		130,000	3,352,577

			32,373,574

Israel—0.6%
Mellanox Technologies Ltd.	*	163,400	8,877,522
Teva Pharmaceutical Industries Ltd.		24,084	1,295,331

			10,172,853

Italy—1.2%
DiaSorin SpA		79,300	4,579,195
Eni SpA		914,195	13,806,808
Mediaset SpA		454,102	1,871,999

			20,258,002

Japan—16.1%
Bridgestone Corp.		73,100	2,728,302
Canon, Inc.		438,800	13,086,313
Dai-ichi Life Insurance Co. Ltd. (The)		243,200	2,947,458
Daikin Industries Ltd.		84,900	6,340,720
Daito Trust Construction Co. Ltd.		149,400	21,190,346
Denso Corp.		131,300	5,270,455
FANUC Corp.		36,300	5,621,729
Honda Motor Co. Ltd.		753,700	20,606,986

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
INPEX Corp.		392,000	$2,968,570
Isuzu Motors Ltd.		251,900	2,598,343
Japan Airlines Co. Ltd.		190,000	6,965,395
Japan Tobacco, Inc.		259,567	10,803,868
JFE Holdings, Inc.	†	111,900	1,502,841
Kao Corp.		144,600	7,710,355
KDDI Corp.		166,700	4,447,686
Keyence Corp.		12,092	6,594,641
Kobe Steel Ltd.		1,327,500	1,166,788
Komatsu Ltd.		306,300	5,207,389
Kuroda Electric Co. Ltd.	†	209,600	3,135,164
Kyowa Exeo Corp.	†	222,000	2,463,826
Mazda Motor Corp.		112,900	1,752,415
Medipal Holdings Corp.		266,600	4,216,985
Mitsubishi Electric Corp.		124,000	1,299,263
Mitsubishi Gas Chemical Co., Inc.		722,100	3,878,071
Mitsubishi Motors Corp.		417,800	3,118,845
MS&AD Insurance Group Holdings, Inc.		196,900	5,487,852
Murata Manufacturing Co. Ltd.		24,400	2,944,270
NGK Insulators Ltd.		186,000	3,432,347
Nippon Telegraph & Telephone Corp.		156,054	6,741,144
Nippon Yusen K.K.		831,600	1,603,585
NTT DOCOMO, Inc.		496,890	11,295,015
Olympus Corp.		131,200	5,093,735
Ono Pharmaceutical Co. Ltd.		88,500	3,743,786
ORIX Corp.		295,300	4,206,021
Rakuten, Inc.		419,500	4,049,418
Seiko Epson Corp.	†	172,800	2,779,133
Seino Holdings Co. Ltd.		154,600	1,663,213
Seven & i Holdings Co. Ltd.		100,500	4,282,072
Shimano, Inc.		39,900	6,257,393
Shin-Etsu Chemical Co. Ltd.		103,600	5,350,730
Showa Corp.		225,400	1,966,295
SMC Corp.		24,900	5,770,030
Sojitz Corp.	†	1,018,700	2,091,461
Sumitomo Rubber Industries Ltd.	†	285,000	4,403,602
Takeda Pharmaceutical Co. Ltd.	†	366,800	16,722,620
Tokai Rika Co. Ltd.		144,700	2,719,621
Tokio Marine Holdings, Inc.		502,700	16,985,194
Toyota Motor Corp.		124,100	6,581,694

			273,792,985

Jordan—0.0%
Hikma Pharmaceuticals plc		19,600	556,571

Kazakhstan—0.0%
KazMunaiGas Exploration Production JSC GDR		111,159	827,481

Korea, Republic of—2.7%
Dongbu Insurance Co. Ltd.		49,470	3,290,163
Hyundai Marine & Fire Insurance Co. Ltd.		78,850	2,290,320
Hyundai Mobis Co. Ltd.		22,673	4,939,942
Korea Electric Power Corp.		121,293	6,353,990
Korea Gas Corp.		39,565	1,328,588
LG Display Co. Ltd.		123,508	2,859,342
LG Electronics, Inc.		60,981	3,287,440
LG Household & Health Care Ltd.		2,300	1,901,773
NAVER Corp.		3,000	1,671,810
Orion Corp.		31	24,797

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Samsung Electronics Co. Ltd.		4,315	$4,951,924
Samsung Electronics Co. Ltd. GDR		2,200	1,251,389
SK Innovation Co. Ltd.		48,517	7,312,239
SK Telecom Co. Ltd.		20,373	3,691,776

			45,155,493

Luxembourg—0.1%
Tenaris SA ADR		49,400	1,223,144

Macau—0.1%
Sands China Ltd.		490,800	2,003,647

Malaysia—1.0%
AMMB Holdings Bhd		2,682,700	3,162,470
Genting Malaysia Bhd		2,156,500	2,508,895
Guinness Anchor Bhd		314,200	1,129,452
HeveaBoard Bhd		4,463,100	1,361,064
JCY International Bhd		9,431,900	1,765,135
Padini Holdings Bhd		3,881,200	2,059,086
Petronas Dagangan Bhd		283,800	1,752,402
Tenaga Nasional Bhd		718,300	2,566,178

			16,304,682

Mexico—0.9%
Coca-Cola Femsa SAB de CV ADR		16,100	1,337,105
Fibra Uno Administracion SA de CV REIT		2,528,900	5,878,321
Grupo Aeroportuario del Sureste SAB de CV ADR		5,500	825,935
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		201,000	1,815,030
Grupo Televisa SAB ADR		106,159	2,915,126
Kimberly-Clark de Mexico SAB de CV, Class A		568,600	1,368,090
Wal-Mart de Mexico SAB de CV		541,600	1,285,258

			15,424,865

Netherlands—2.0%
Beter Bed Holding NV		66,700	1,669,594
Koninklijke Ahold NV		721,583	16,207,701
Royal Dutch Shell plc, Class A	†	14,382	348,240
Royal Dutch Shell plc, Class B		687,357	16,726,681

			34,952,216

Norway—0.2%
Yara International ASA		104,400	3,919,153

Peru—0.1%
Credicorp Ltd.		17,986	2,356,346

Philippines—0.2%
Jollibee Foods Corp.		116,690	575,150
Philippine Long Distance Telephone Co. ADR		67,000	2,901,770
Universal Robina Corp.		197,000	927,570

			4,404,490

Russia—0.1%
Gazprom PAO ADR		425,333	1,833,185

Singapore—1.7%
Singapore Exchange Ltd.		469,300	2,765,448
Singapore Telecommunications Ltd.		3,770,700	10,673,547

Vantagepoint International Fund
			Shares	Value
COMMON STOCKS—(Continued)
United Overseas Bank Ltd.			852,827	$11,929,342
Wilmar International Ltd.			1,260,600	3,143,501

				28,511,838

South Africa—0.7%
Bidvest Group Ltd. (The)			65,838	1,661,493
Growthpoint Properties Ltd. REIT			1,196,954	1,991,674
Mondi plc			125,400	2,398,056
MTN Group Ltd.			147,863	1,350,344
Sasol Ltd.			80,500	2,388,793
Shoprite Holdings Ltd.			120,300	1,412,075

				11,202,435

Spain—2.5%
Gamesa Corp. Tecnologica SA			236,300	4,650,223
Grifols SA			86,370	1,918,914
Grifols SA ADR			160,443	2,482,053
Iberdrola SA	†		2,170,659	14,449,987
Industria de Diseno Textil SA			169,600	5,684,926
Telefonica SA			1,227,526	13,719,591

				42,905,694

Sweden—1.8%
Autoliv, Inc. SDR			18,948	2,253,215
Boliden AB			138,000	2,201,335
Hennes & Mauritz AB, Class B			160,000	5,325,466
Hexpol AB			357,200	3,963,128
Swedbank AB, Class A		*	133,491	2,866,921
TeliaSonera AB			2,674,876	13,860,081

				30,470,146

Switzerland—11.1%
ABB Ltd. (Registered)		*	877,628	17,097,346
Actelion Ltd. (Registered)		*	33,791	5,042,962
Adecco SA (Registered)		*	191,302	12,444,418
Autoneum Holding AG		*	21,446	5,513,141
Galenica AG (Registered)			3,582	5,375,446
Givaudan SA (Registered)			3,200	6,271,363
Kuehne + Nagel International AG (Registered)			42,200	5,997,312
Lonza Group AG (Registered)		*	46,025	7,780,129
Nestle SA (Registered)			456,585	34,070,724
Novartis AG (Registered)			234,037	16,933,030
Roche Holding AG (Genusschein)			43,675	10,723,972
SGS SA (Registered)			3,150	6,651,460
Swatch Group AG (The) (Bearer)	†		10,100	3,484,589
Swiss Re AG			25,137	2,321,142
Syngenta AG (Registered)			68,828	28,542,752
Wolseley plc			98,200	5,543,300
Zurich Insurance Group AG		*	60,682	14,072,848

				187,865,934

Taiwan—1.7%
Asustek Computer, Inc.			328,000	2,943,265
MediaTek, Inc.			345,000	2,646,451
Mega Financial Holding Co. Ltd.			4,327,806	3,078,172
Taiwan Mobile Co. Ltd.			966,000	3,136,186
Taiwan Semiconductor Manufacturing Co. Ltd.			1,866,000	9,307,298

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		293,800	$7,697,560

			28,808,932

Turkey—0.1%
Turk Telekomunikasyon AS		774,388	1,835,787

United Kingdom—15.5%
Aggreko plc		189,000	2,918,658
Aon plc		70,099	7,321,841
ARM Holdings plc		192,900	2,808,875
Babcock International Group plc		112,523	1,532,269
Barratt Developments plc		91,200	732,154
BP plc		2,631,730	13,167,506
British American Tobacco plc		66,089	3,864,618
British Land Co. plc (The) REIT		437,200	4,388,583
Britvic plc		163,900	1,670,388
BT Group plc		923,437	5,830,726
Capital & Regional plc REIT		2,299,200	2,140,744
Clinigen Healthcare Ltd.		147,897	1,240,776
Compass Group plc		483,300	8,519,801
Croda International plc		28,110	1,223,988
Delphi Automotive plc		80,132	6,011,503
Derwent London plc REIT		30,520	1,379,192
Diageo plc		273,791	7,382,517
Dixons Carphone plc		434,500	2,655,397
GlaxoSmithKline plc		980,096	19,840,339
Hammerson plc REIT		498,300	4,133,802
Imperial Brands plc		328,073	18,164,507
Inchcape plc		355,500	3,687,180
InterContinental Hotels Group plc		77,871	3,204,112
International Consolidated Airlines Group SA		578,112	4,584,412
Intertek Group plc		76,800	3,487,086
Johnson Matthey plc		72,404	2,846,237
Liberty Global plc, Series A	*	147,538	5,680,213
Liberty Global plc, Series C	*	191,405	7,189,172
Liberty Global plc, Series C	*	34,078	1,279,970
Lloyds Banking Group plc		17,911,812	17,446,081
Man Group plc		813,700	1,778,487
National Grid plc		1,021,388	14,451,991
NewRiver Retail Ltd. REIT		927,700	4,413,296
Reckitt Benckiser Group plc		64,500	6,221,455
SABMiller plc		76,981	4,694,255
Segro plc REIT		932,400	5,484,482
Sky plc		333,700	4,903,573
Smith & Nephew plc		147,000	2,418,555
Tesco plc	*	5,244,599	14,404,219
Unilever NV CVA		92,100	4,140,701
Unilever plc		520,011	23,448,730
Vodafone Group plc		1,423,965	4,524,874
Worldpay Group plc	*^	547,652	2,157,617
WPP plc		198,178	4,612,697

			263,987,579

United States—1.6%
Abbott Laboratories		53,418	2,234,475
Alacer Gold Corp.	*	1,117,700	2,022,402
Allergan plc	*	8,242	2,209,103
Carnival plc		34,958	1,877,729
Cognizant Technology Solutions Corp., Class A	*	117,318	7,355,839

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Flextronics International Ltd.	*	263,800	$3,181,428
Royal Caribbean Cruises Ltd.		26,376	2,166,789
WABCO Holdings, Inc.	*	22,141	2,367,316
Yum! Brands, Inc.		47,432	3,882,309

			27,297,390

TOTAL COMMON STOCKS (Cost $1,576,475,500)			1,633,174,360

PREFERRED STOCKS—0.5%
Brazil—0.2%
Banco Bradesco SA (Preference)		516,000	3,868,942

Germany—0.3%
Draegerwerk AG & Co. KGaA (Preference)		18,613	1,261,648
Henkel AG & Co. KGaA		25,081	2,759,102

			4,020,750

TOTAL PREFERRED STOCKS (Cost $7,741,558)			7,889,692

MONEY MARKET FUNDS—5.6%
Institutional Money Market Funds—5.6%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	7,525,000	7,525,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	7,903,617	7,903,617
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	49,728,567	49,728,567
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	7,525,000	7,525,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	7,525,000	7,525,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	7,525,000	7,525,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	7,525,000	7,525,000

TOTAL MONEY MARKET FUNDS (Cost $95,257,184)			95,257,184

TOTAL INVESTMENTS—102.3% (Cost $1,679,474,242)			1,736,321,236
Other assets less liabilities—(2.3%)			(39,208,544)

NET ASSETS—100.0%			$1,697,112,692

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $3,452,888, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Pharmaceuticals	7.4%
Insurance	5.3%
Diversified Telecommunication Services	4.9%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	4.5%
Personal Products	3.6%
Automobiles	3.4%
Food Products	3.3%
Banks	2.9%
Auto Components	2.8%
Food & Staples Retailing	2.6%
Wireless Telecommunication Services	2.5%
Health Care Equipment & Supplies	2.3%
Real Estate Investment Trusts (REITs)	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Machinery	2.0%
Real Estate Management & Development	2.0%
Electric Utilities	1.9%
Tobacco	1.9%
Media	1.8%
Electrical Equipment	1.8%
Hotels, Restaurants & Leisure	1.7%
Professional Services	1.7%
Software	1.6%
Technology Hardware, Storage & Peripherals	1.6%
Multi-Utilities	1.5%
IT Services	1.5%
Textiles, Apparel & Luxury Goods	1.3%
Beverages	1.3%
Specialty Retail	1.2%
Diversified Financial Services	1.2%
Health Care Providers & Services	1.2%
Building Products	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial Conglomerates	1.0%
Biotechnology	0.9%
Life Sciences Tools & Services	0.9%
Metals & Mining	0.8%
Multiline Retail	0.8%
Airlines	0.7%
Internet Software & Services	0.7%
Gas Utilities	0.6%
Trading Companies & Distributors	0.6%
Containers & Packaging	0.6%
Marine	0.5%
Household Products	0.5%
Aerospace & Defense	0.4%
Commercial Services & Supplies	0.4%
Leisure Products	0.4%
Construction & Engineering	0.4%
Capital Markets	0.3%
Paper & Forest Products	0.3%
Road & Rail	0.3%
Internet & Catalog Retail	0.2%
Household Durables	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Distributors	0.2%
Transportation Infrastructure	0.2%
Health Care Technology	0.2%
Energy Equipment & Services	0.1%
Thrifts & Mortgage Finance	0.1%

TOTAL COMMON STOCKS	96.2%

Vantagepoint International Fund
PREFERRED STOCKS
Banks	0.2%
Household Products	0.2%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.5%

MONEY MARKET FUNDS
Institutional Money Market Funds	5.6%

TOTAL INVESTMENTS	102.3%
Other assets less liabilities	(2.3)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—5.3%
Real Estate Investment Trusts (REITs)—5.3%
Acadia Realty Trust REIT		5,501	$193,250
Alexandria Real Estate Equities, Inc. REIT		5,750	522,617
American Campus Communities, Inc. REIT		10,219	481,213
American Homes 4 Rent, Class A REIT		14,446	229,691
Apartment Investment & Management Co., Class A REIT		12,321	515,264
Apple Hospitality REIT, Inc. REIT		12,355	244,753
Ashford Hospitality Prime, Inc. REIT		1,939	22,628
Ashford Hospitality Trust, Inc. REIT		6,600	42,108
AvalonBay Communities, Inc. REIT		10,767	2,047,883
Boston Properties, Inc. REIT		12,025	1,528,137
Brandywine Realty Trust REIT		13,800	193,614
Brixmor Property Group, Inc. REIT		13,413	343,641
Camden Property Trust REIT		6,839	575,091
Care Capital Properties, Inc. REIT		6,685	179,425
CBL & Associates Properties, Inc. REIT		11,880	141,372
Cedar Realty Trust, Inc. REIT		5,700	41,211
Columbia Property Trust, Inc. REIT		9,700	213,303
Corporate Office Properties Trust REIT		7,318	192,024
Cousins Properties, Inc. REIT		15,800	164,004
CubeSmart REIT		13,500	449,550
DCT Industrial Trust, Inc. REIT		7,011	276,724
DDR Corp. REIT		23,964	426,320
DiamondRock Hospitality Co. REIT		15,600	157,872
Digital Realty Trust, Inc. REIT		11,489	1,016,662
Douglas Emmett, Inc. REIT		11,000	331,210
Duke Realty Corp. REIT		27,173	612,479
DuPont Fabros Technology, Inc. REIT		5,669	229,765
EastGroup Properties, Inc. REIT		2,568	155,030
Education Realty Trust, Inc. REIT		4,958	206,253
Equity Commonwealth REIT	*	9,900	279,378
Equity LifeStyle Properties, Inc. REIT		6,312	459,072
Equity One, Inc. REIT		6,997	200,534
Equity Residential REIT		28,663	2,150,585
Essex Property Trust, Inc. REIT		5,121	1,197,597
Extra Space Storage, Inc. REIT		9,796	915,534
Federal Realty Investment Trust REIT		5,457	851,565
FelCor Lodging Trust, Inc. REIT		10,100	82,012
First Industrial Realty Trust, Inc. REIT		8,700	197,838
First Potomac Realty Trust REIT		4,534	41,078
Forest City Realty Trust, Inc., Class A REIT		16,978	358,066
Franklin Street Properties Corp. REIT		6,854	72,721
General Growth Properties, Inc. REIT		45,595	1,355,539
HCP, Inc. REIT		36,500	1,189,170
Healthcare Realty Trust, Inc. REIT		7,997	247,027
Hersha Hospitality Trust REIT		3,675	78,424
Highwoods Properties, Inc. REIT		7,438	355,611
Hospitality Properties Trust REIT		12,014	319,092
Host Hotels & Resorts, Inc. REIT		59,121	987,321
Kilroy Realty Corp. REIT		7,200	445,464
Kimco Realty Corp. REIT		32,472	934,544
Kite Realty Group Trust REIT		6,475	179,422
LaSalle Hotel Properties REIT		8,786	222,374
Liberty Property Trust REIT		11,553	386,563
LTC Properties, Inc. REIT		3,026	136,896
Macerich Co. (The) REIT		9,925	786,457
Mack-Cali Realty Corp. REIT		6,900	162,150

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mid-America Apartment Communities, Inc. REIT		5,905	$603,550
Monogram Residential Trust, Inc. REIT		12,800	126,208
National Storage Affiliates Trust REIT		1,784	37,821
New York REIT, Inc. REIT		12,500	126,250
NexPoint Residential Trust, Inc. REIT		1,667	21,821
Parkway Properties, Inc. REIT		6,300	98,658
Pebblebrook Hotel Trust REIT		5,618	163,315
Pennsylvania Real Estate Investment Trust REIT		5,423	118,493
Piedmont Office Realty Trust, Inc., Class A REIT		11,520	233,971
Post Properties, Inc. REIT		4,240	253,298
Prologis, Inc. REIT		41,243	1,822,116
PS Business Parks, Inc. REIT		1,556	156,394
Public Storage REIT		11,570	3,191,353
Ramco-Gershenson Properties Trust REIT		6,100	109,983
Regency Centers Corp. REIT		7,614	569,908
Retail Opportunity Investments Corp. REIT		7,857	158,083
Rexford Industrial Realty, Inc. REIT		4,300	78,088
RLJ Lodging Trust REIT		9,976	228,251
Rouse Properties, Inc. REIT		2,900	53,302
Saul Centers, Inc. REIT		878	46,552
Senior Housing Properties Trust REIT		18,592	332,611
Silver Bay Realty Trust Corp. REIT		2,800	41,580
Simon Property Group, Inc. REIT		24,289	5,044,582
SL Green Realty Corp. REIT		7,861	761,574
Sovran Self Storage, Inc. REIT		3,090	364,465
Sun Communities, Inc. REIT		4,524	323,964
Sunstone Hotel Investors, Inc. REIT		16,863	236,082
Tanger Factory Outlet Centers, Inc. REIT		7,397	269,177
Taubman Centers, Inc. REIT		4,769	339,696
Tier REIT, Inc. REIT		3,600	48,384
UDR, Inc. REIT		20,839	802,927
Universal Health Realty Income Trust REIT		940	52,875
Urban Edge Properties REIT		7,295	188,503
Ventas, Inc. REIT		26,273	1,654,148
Vornado Realty Trust REIT		13,878	1,310,499
Washington Real Estate Investment Trust REIT		5,300	154,813
Weingarten Realty Investors REIT		8,998	337,605
Welltower, Inc. REIT		27,840	1,930,426
WP GLIMCHER, Inc. REIT		14,265	135,375
Xenia Hotels & Resorts, Inc. REIT		8,615	134,566

TOTAL COMMON STOCKS (Cost $42,489,699)			48,986,395

CONVERTIBLE PREFERRED STOCKS—1.9%
Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%	*	46,400	709,920

Health Care Equipment & Supplies—0.0%
Alere, Inc., Perpetual, Series B 3.000%	*	396	156,420

Health Care Providers & Services—0.2%
Anthem, Inc. 5.250%		37,100	1,732,199

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Oil, Gas & Consumable Fuels—0.5%
Hess Corp. 8.000%		*	22,800	$1,537,176
Kinder Morgan, Inc., Series A 9.750%			37,600	1,695,760
WPX Energy, Inc., Series A 6.250%			37,900	1,337,491

				4,570,427

Pharmaceuticals—0.5%
Allergan plc, Series A (Ireland)
5.500%		*	3,300	3,033,162
Teva Pharmaceutical Industries Ltd. (Israel) 7.000%		*	2,200	1,944,668

				4,977,830

Real Estate Investment Trusts (REITs)—0.6%
American Tower Corp.
5.500%		*	33,700	3,476,155
Crown Castle International Corp., Series A 4.500%			16,475	1,766,120

				5,242,275

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,898,861)				17,389,071

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—26.6%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017	§	$1,500,000	1,495,283
Lockheed Martin Corp.
1.850%	11/23/2018		251,000	254,029

				1,749,312

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	299,747

Automobiles—1.1%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,632,412
1.375%	08/01/2017	^	1,450,000	1,454,259
Hyundai Capital America
2.125%	10/02/2017	^	465,000	466,334
2.000%	03/19/2018	^	900,000	906,791
1.450%	02/06/2017	^	1,340,000	1,338,731
Nissan Motor Acceptance Corp.
2.000%	03/08/2019	^	1,140,000	1,149,508
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	1,009,694
1.250%	05/23/2017	^	2,360,000	2,344,176

				10,301,905

Banks—7.0%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	371,057
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018	§	1,770,000	1,783,326
Banco Santander Chile (Chile)
1.517%	04/11/2017	#^	900,000	894,375
Bank of America Corp.
1.163%	05/02/2017	#	900,000	893,226
Bank of America Corp. MTN
1.700%	08/25/2017	§	1,240,000	1,242,094
1.694%	03/22/2018	#	1,700,000	1,703,468
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,660,000	1,654,389
1.200%	03/10/2017	^	600,000	599,086

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BB&T Corp. MTN
1.276%	02/01/2019	#§	$1,940,000	$1,918,879
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,900,000	1,904,245
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§	570,000	570,127
Capital One NA, Bank Note
1.650%	02/05/2018	§	670,000	665,473
1.500%	09/05/2017	§	1,520,000	1,514,057
CIT Group, Inc.
5.250%	03/15/2018	§	1,175,000	1,218,475
Citigroup, Inc.
2.318%	05/15/2018	#§	850,000	862,390
2.050%	12/07/2018	§	1,210,000	1,215,858
1.850%	11/24/2017		720,000	721,917
1.550%	08/14/2017		1,560,000	1,560,221
0.906%	06/09/2016	#	1,030,000	1,029,435
Citizens Bank NA MTN
1.600%	12/04/2017	§	1,900,000	1,890,538
Citizens Bank NA, Bank Note
2.300%	12/03/2018		260,000	261,632
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018	§	1,190,000	1,192,216
Commonwealth Bank of Australia MTN (Australia)
2.050%	03/15/2019	§	480,000	485,639
Compass Bank, Bank Note
1.850%	09/29/2017	§	1,220,000	1,222,048
Credit Agricole SA (France)
1.422%	04/15/2019	#^	2,300,000	2,276,630
Discover Bank
2.600%	11/13/2018	§	1,800,000	1,805,612
Fifth Third Bancorp
5.450%	01/15/2017	§	825,000	847,227
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019	§	670,000	676,335
1.128%	11/18/2016	#	300,000	300,475
HSBC Bank plc (United Kingdom)
1.258%	05/15/2018	#^	1,690,000	1,681,599
Huntington National Bank (The)
2.200%	11/06/2018		680,000	681,525
1.350%	08/02/2016	§	400,000	400,425
Huntington National Bank (The), Bank Note
1.300%	11/20/2016	§	420,000	420,083
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	887,855
JPMorgan Chase & Co.
1.519%	01/25/2018	#	1,300,000	1,304,368
1.138%	02/15/2017	#	880,000	880,773
KeyBank NA
1.119%	11/25/2016	#	380,000	380,178
KeyBank NA, Bank Note
2.350%	03/08/2019	§	790,000	797,495
1.100%	11/25/2016	§	300,000	300,223
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018	§	420,000	423,592
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,800,000	1,793,725
1.249%	10/27/2017	#^	450,000	448,286
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017	§	1,700,000	1,696,716
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,032,819

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	$890,000	$889,499
1.300%	04/16/2017	^	810,000	808,459
1.270%	03/26/2018	#^	1,450,000	1,443,256
1.080%	09/25/2017	#^	300,000	300,311
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	340,000	340,093
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	3,300,000	3,311,481
Nordea Bank AB (Sweden)
1.875%	09/17/2018	^	680,000	682,757
PNC Bank NA, Bank Note
1.950%	03/04/2019	§	1,150,000	1,161,311
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,143,284
Standard Chartered plc (United Kingdom)
1.500%	09/08/2017	^	2,900,000	2,876,008
SunTrust Bank
5.200%	01/17/2017	§	895,000	922,011
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,201,047
1.058%	02/15/2017	#	430,000	429,019
Wells Fargo Bank NA, Bank Note
1.650%	01/22/2018	§	920,000	927,164
Westpac Banking Corp. (Australia)
1.950%	11/23/2018	§	1,725,000	1,740,289

				64,586,101

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.
2.650%	02/01/2021	§	1,430,000	1,470,429
1.900%	02/01/2019		1,450,000	1,471,310
Coca-Cola Co. (The)
0.875%	10/27/2017		202,000	202,402
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,622,879

				4,767,020

Biotechnology—0.5%
Amgen, Inc.
1.250%	05/22/2017	§	2,660,000	2,665,977
Baxalta, Inc.
2.000%	06/22/2018	^	490,000	486,316
1.404%	06/22/2018	#^	890,000	872,423
Celgene Corp.
2.125%	08/15/2018	§	680,000	688,096

				4,712,812

Capital Markets—1.8%
Bank of New York Mellon Corp. (The) MTN
1.176%	08/01/2018	#§	1,188,000	1,185,562
Credit Suisse AG (Switzerland)
1.750%	01/29/2018	§	500,000	501,023
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,231,352
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,031,860
Goldman Sachs Group, Inc. (The) MTN
1.718%	11/15/2018	#§	1,240,000	1,240,351
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	533,128
ING Bank NV (Netherlands)
2.300%	03/22/2019	^	1,140,000	1,152,962
2.000%	11/26/2018	^	1,365,000	1,369,457

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley
1.761%	01/27/2020	#	$1,630,000	$1,620,267
Morgan Stanley MTN
6.625%	04/01/2018		630,000	688,621
2.450%	02/01/2019	§	1,280,000	1,299,817
1.359%	07/23/2019	#§	1,250,000	1,231,607
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,650,000	1,656,057

				16,742,064

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		940,000	975,250

Commercial Services & Supplies—0.2%
Aramark Services, Inc.
5.750%	03/15/2020	§	720,000	742,950
Mobile Mini, Inc.
7.875%	12/01/2020	§	780,000	809,250

				1,552,200

Communications Equipment—0.1%
Cisco Systems, Inc.
1.600%	02/28/2019	§	690,000	700,262

Consumer Finance—2.6%
Ally Financial, Inc.
3.250%	09/29/2017	§	1,710,000	1,703,587
American Express Co.
1.208%	05/22/2018	#§	1,270,000	1,261,996
American Express Credit Corp. MTN
1.125%	06/05/2017	§	580,000	579,573
Capital One Financial Corp.
6.150%	09/01/2016		770,000	785,710
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		600,000	601,995
1.000%	03/03/2017	§	1,760,000	1,762,527
Ford Motor Credit Co. LLC
3.000%	06/12/2017		870,000	881,742
1.684%	09/08/2017		1,670,000	1,663,686
Ford Motor Credit Co. LLC, Series 1
1.462%	03/12/2019	#	410,000	400,097
General Motors Financial Co., Inc.
3.000%	09/25/2017		730,000	737,003
2.750%	05/15/2016		310,000	310,568
2.400%	04/10/2018	§	2,900,000	2,900,763
HSBC USA, Inc.
1.700%	03/05/2018		1,120,000	1,117,678
International Lease Finance Corp.
3.875%	04/15/2018	§	2,320,000	2,339,024
John Deere Capital Corp.
0.907%	10/11/2016	#	360,000	360,430
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	1,233,000	1,240,188
1.125%	06/12/2017		760,000	761,348
PACCAR Financial Corp. MTN
1.236%	12/06/2018	#	560,000	561,421
1.100%	06/06/2017		320,000	320,615
Synchrony Financial
3.000%	08/15/2019	§	380,000	386,325
2.600%	01/15/2019		240,000	240,668
1.875%	08/15/2017		1,245,000	1,241,564
1.849%	02/03/2020	#	550,000	531,941

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017	§	$1,250,000	$1,252,404

				23,942,853

Diversified Financial Services—0.6%
Bank Nederlandse Gemeenten NV (Netherlands)
1.000%	02/12/2018	^	2,320,000	2,318,111
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^§	700,000	700,759
Shell International Finance BV (Netherlands)
1.625%	11/10/2018	§	1,040,000	1,043,541
1.250%	11/10/2017	§	1,080,000	1,081,545
1.201%	11/10/2018	#§	570,000	565,611

				5,709,567

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.500%	02/01/2018	§	450,000	482,330
1.546%	11/27/2018	#	1,400,000	1,392,465
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016	§	430,000	430,562
1.250%	02/14/2017	§	200,000	199,967
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017	§	430,000	433,845
SBA Communications Corp.
5.625%	10/01/2019	§	850,000	890,375
Verizon Communications, Inc.
2.382%	09/14/2018	#	850,000	871,111
2.164%	09/15/2016	#§	900,000	904,937
1.412%	06/17/2019	#§	540,000	538,969
1.350%	06/09/2017	§	1,350,000	1,354,267

				7,498,828

Electric Utilities—0.6%
Duke Energy Corp.
1.009%	04/03/2017	#§	620,000	615,935
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	618,744
1.084%	01/20/2017	#^	350,000	349,394
NSTAR Electric Co.
0.858%	05/17/2016	#	720,000	720,014
Southern California Edison Co.
1.845%	02/01/2022	§	2,657,143	2,625,180
Southern Power Co.
1.850%	12/01/2017		360,000	362,788
Xcel Energy, Inc.
0.750%	05/09/2016	§	580,000	579,936

				5,871,991

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		380,000	379,468

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		620,000	612,725
Nabors Industries, Inc.
2.350%	09/15/2016	§	1,550,000	1,544,127
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	910,102

				3,066,954

Food & Staples Retailing—0.2%
CVS Health Corp.
1.900%	07/20/2018		855,000	867,963

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kroger Co. (The)
2.200%	01/15/2017	§	$400,000	$403,075
Sysco Corp.
1.900%	04/01/2019		340,000	342,330
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		490,000	491,283

				2,104,651

Food Products—0.4%
General Mills, Inc.
1.400%	10/20/2017		800,000	804,945
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	1,670,000	1,686,374
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	843,334
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	301,352

				3,636,005

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	1,180,000	1,209,500

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		360,000	361,664
1.450%	05/15/2017	§	2,810,000	2,815,271
Medtronic, Inc.
1.500%	03/15/2018		340,000	343,026
Stryker Corp.
2.000%	03/08/2019		550,000	556,267
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		180,000	182,693
2.000%	04/01/2018	§	1,590,000	1,594,552

				5,853,473

Health Care Providers & Services—0.4%
Anthem, Inc.
2.375%	02/15/2017	§	1,645,000	1,658,550
Express Scripts Holding Co.
1.250%	06/02/2017		860,000	858,496
McKesson Corp.
1.292%	03/10/2017	§	300,000	300,614
Tenet Healthcare Corp.
6.250%	11/01/2018	§	1,080,000	1,155,600

				3,973,260

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017	§	320,000	321,127

Household Durables—0.3%
Newell Rubbermaid, Inc.
2.600%	03/29/2019		520,000	527,939
2.150%	10/15/2018		1,640,000	1,641,020
Whirlpool Corp.
1.650%	11/01/2017		410,000	410,893

				2,579,852

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)
3.635%	06/01/2019	#	1,780,000	1,722,150
Talen Energy Supply LLC
4.625%	07/15/2019	^	2,015,000	1,758,088

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
TransAlta Corp. (Canada)
1.900%	06/03/2017		$225,000	$217,369

				3,697,607

Insurance—0.6%
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019	§	1,030,000	1,044,742
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	1,001,307
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	1,260,000	1,269,251
Prudential Financial, Inc. MTN
1.398%	08/15/2018	#§	800,000	798,347
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	461,967
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,198,553

				5,774,167

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	202,220
1.625%	11/28/2017	§	900,000	901,254
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	564,394
eBay, Inc.
2.500%	03/09/2018		490,000	498,182

				2,166,050

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018	§	470,000	467,644
1.450%	06/05/2017		290,000	287,852

				755,496

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		380,000	382,343

Machinery—0.3%
CNH Industrial Capital LLC
3.875%	07/16/2018	§	1,220,000	1,214,510
Stanley Black & Decker, Inc.
2.451%	11/17/2018	§	1,010,000	1,026,238

				2,240,748

Marine—0.2%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,437,262

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,145,200
NBCUniversal Enterprise, Inc.
1.307%	04/15/2018	#^	570,000	569,339
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,382,215
1.300%	02/23/2017	§	700,000	698,904

				3,795,658

Metals & Mining—0.5%
Anglo American Capital plc (United Kingdom)
1.572%	04/15/2016	#^	300,000	298,926
Freeport-McMoRan, Inc.
2.300%	11/14/2017	§	950,000	881,125
2.150%	03/01/2017	§	500,000	480,000

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	$1,976,000	$1,937,207
Glencore Funding LLC
1.982%	01/15/2019	#^	1,090,000	964,650

				4,561,908

Multi-Utilities—0.1%
TECO Finance, Inc.
1.217%	04/10/2018	#	440,000	430,991

Oil, Gas & Consumable Fuels—1.5%
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018	§	1,980,000	1,982,924
1.131%	05/10/2018	#	440,000	434,616
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018	§	1,050,000	1,024,302
Chevron Corp.
1.790%	11/16/2018	§	800,000	809,964
1.344%	11/09/2017	§	1,730,000	1,740,276
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	339,932
CNPC General Capital Ltd. (Virgin Islands, British)
1.518%	05/14/2017	#^	1,100,000	1,100,412
Devon Energy Corp.
1.174%	12/15/2016	#	1,060,000	1,038,787
Enbridge, Inc. (Canada)
1.275%	10/01/2016	#	410,000	406,027
1.083%	06/02/2017	#	640,000	613,545
Exxon Mobil Corp.
1.708%	03/01/2019		570,000	577,766
1.439%	03/01/2018		610,000	614,527
Hess Corp.
1.300%	06/15/2017	§	710,000	701,840
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	463,113
2.000%	12/01/2017		450,000	445,358
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	468,950
Phillips 66
2.950%	05/01/2017	§	310,000	315,797
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,133,550

				14,211,686

Pharmaceuticals—0.9%
AbbVie, Inc.
1.800%	05/14/2018		1,080,000	1,087,814
1.750%	11/06/2017	§	1,620,000	1,628,132
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		1,705,000	1,725,954
1.887%	03/12/2020	#§	1,210,000	1,206,335
1.300%	06/15/2017	§	1,100,000	1,096,423
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	§	1,100,000	1,095,013

				7,839,671

Real Estate Investment Trusts (REITs)—0.1%
Ventas Realty LP
1.550%	09/26/2016	§	906,000	907,089
1.250%	04/17/2017		230,000	229,102

				1,136,191

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	251,901

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.750%	09/15/2017	^	$780,000	$777,309

				1,029,210

Road & Rail—0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	§	515,000	522,081
Hertz Corp. (The)
6.750%	04/15/2019	§	502,000	510,529
JB Hunt Transport Services, Inc.
2.400%	03/15/2019	§	600,000	601,852
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	570,000	578,955
3.200%	07/15/2020	^	1,000,000	1,001,530
2.500%	06/15/2019	^	440,000	437,809
Ryder System, Inc. MTN
2.500%	03/01/2017	§	620,000	626,198

				4,278,954

Semiconductors & Semiconductor Equipment—0.6%
QUALCOMM, Inc.
1.400%	05/18/2018		1,885,000	1,895,123
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	507,340
0.950%	04/03/2016	^	2,760,000	2,760,000

				5,162,463

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	487,793

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017	§	335,000	336,153

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.
1.700%	02/22/2019		400,000	406,148
1.300%	02/23/2018		300,000	302,411
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	2,220,000	2,258,637
2.450%	10/05/2017	^	1,110,000	1,117,656
Western Digital Corp.
10.500%	04/01/2024	^	340,000	341,700

				4,426,552

Thrifts & Mortgage Finance—0.6%
Abbey National Treasury Services plc (United Kingdom)
2.500%	03/14/2019		610,000	616,074
1.650%	09/29/2017	§	1,545,000	1,546,196
1.142%	03/13/2017	#	800,000	798,944
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,156,063
Santander Bank NA
2.000%	01/12/2018	§	1,200,000	1,190,268

				5,307,545

Tobacco—0.3%
BAT International Finance plc (United Kingdom)
1.144%	06/15/2018	#^	360,000	357,641
Imperial Brands Finance plc (United Kingdom)
2.050%	07/20/2018	^	1,270,000	1,274,115
Reynolds American, Inc.
2.300%	06/12/2018		720,000	734,769

				2,366,525

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	§	$1,555,000	$1,630,806
GATX Corp.
2.500%	07/30/2019	§	600,000	596,001

				2,226,807

TOTAL CORPORATE OBLIGATIONS (Cost $246,758,137)				246,585,982

FLOATING RATE LOANS—0.3%**
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,630,000	1,629,593
CDW LLC, Term Loan
3.250%	04/29/2020	#	1,466,006	1,464,063

TOTAL FLOATING RATE LOANS (Cost $3,085,209)				3,093,656

MORTGAGE-BACKED SECURITIES—5.7%
Commercial Mortgage-Backed Securities—2.4%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.441%	06/17/2031	#^	513,442	503,841
Colony American Homes, Series 2014-1A, Class A
1.591%	05/17/2031	#^	524,226	515,792
Colony American Homes, Series 2014-2A, Class A
1.382%	07/17/2031	#^	1,878,503	1,833,736
Colony American Homes, Series 2015-1A, Class A
1.641%	07/17/2032	#^	3,484,636	3,409,630
Hilton USA Trust, Series 2013-HLF, Class AFL
1.441%	11/05/2030	#^	2,420,927	2,413,585
Invitation Homes Trust, Series 2013-SFR1, Class A
1.591%	12/17/2030	#^	1,170,487	1,158,348
Invitation Homes Trust, Series 2014-SFR1, Class A
1.441%	06/17/2031	#^	5,201,364	5,088,519
Invitation Homes Trust, Series 2014-SFR2, Class A
1.541%	09/17/2031	#^	3,143,294	3,080,599
Invitation Homes Trust, Series 2015-SFR3, Class A
1.741%	08/17/2032	#^	1,361,950	1,343,488
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.686%	01/15/2032	#^	2,390,000	2,356,447
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	336,175	368,353

				22,072,338

Non-Agency Mortgage-Backed Securities—2.1%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.908%	10/20/2032	#	389,373	390,858
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		22,078	22,362
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,036,839	1,926,964
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.883%	11/25/2023	#	1,051,659	1,052,198
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.483%	03/25/2025	#	468,226	468,225

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.583%	05/25/2028	#	$780,821	$780,136
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.433%	10/25/2023	#	1,115,923	1,120,725
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.033%	01/25/2024	#	1,306,276	1,304,764
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.383%	05/25/2024	#	1,532,896	1,513,410
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.383%	05/25/2024	#	730,648	725,175
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.633%	07/25/2024	#	1,863,546	1,858,107
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.585%	09/25/2028	#	1,320,000	1,322,282
GSAMP Trust, Series 2004-SEA2, Class M1
1.083%	03/25/2034	#	562,228	562,228
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	663,040	670,170
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.693%	11/25/2035	#	570,759	567,943
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	541,256	540,262
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	200,836	201,794
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	744,854	718,856
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,341,386	1,305,944
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	892,746	893,048
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	483,750	485,090
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
1.113%	01/25/2033	#	1,272,495	1,214,595

				19,645,136

U.S. Government Agency Mortgage-Backed Securities—1.2%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	3,773,559	3,911,036
Federal Home Loan Mortgage Corp.
2.754%	12/01/2039	#	115,109	121,992
2.507%	09/01/2035	#	2,198,940	2,324,074
Federal National Mortgage Association
3.128%	07/01/2041	#	1,570,462	1,659,072
2.969%	06/01/2041	#	643,902	673,703
2.596%	03/01/2036	#	90,597	96,749
2.461%	03/01/2036	#	1,159,706	1,190,968
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.786%	04/25/2019	#	5,089	5,069
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.888%	10/07/2020	#	792,984	792,750

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.818%	03/06/2020	#	$393,050	$392,942

				11,168,355

TOTAL MORTGAGE-BACKED SECURITIES (Cost $53,408,745)				52,885,829

CONVERTIBLE DEBT OBLIGATIONS—35.9%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	848,125

Air Freight & Logistics—0.3%
Echo Global Logistics, Inc.
2.500%	05/01/2020		2,385,000	2,413,322

Auto Components—0.2%
Meritor, Inc.
7.875%	03/01/2026		1,263,000	1,470,606

Automobiles—0.4%
Tesla Motors, Inc.
1.250%	03/01/2021		330,000	284,419
0.250%	03/01/2019		3,760,000	3,435,700

				3,720,119

Biotechnology—1.1%
BioMarin Pharmaceutical, Inc.
0.750%	10/15/2018		5,175,000	6,019,172
Cepheid, Inc.
1.250%	02/01/2021		3,845,000	3,443,678
Ironwood Pharmaceuticals, Inc.
2.250%	06/15/2022	^	1,035,000	950,259

				10,413,109

Capital Markets—0.5%
Ares Capital Corp.
4.375%	01/15/2019		4,070,000	4,125,963
RWT Holdings, Inc.
5.625%	11/15/2019		955,000	868,453

				4,994,416

Commercial Services & Supplies—0.3%
Live Nation Entertainment, Inc.
2.500%	05/15/2019		2,345,000	2,327,412

Communications Equipment—1.1%
Brocade Communications Systems, Inc.
1.375%	01/01/2020		3,685,000	3,668,878
CalAmp Corp.
1.625%	05/15/2020	^	1,240,000	1,184,975
Ciena Corp.
3.750%	10/15/2018	^	895,000	1,062,813
InterDigital, Inc.
1.500%	03/01/2020		3,262,000	3,357,821
Palo Alto Networks, Inc.
0.000%	07/01/2019		625,000	976,172

				10,250,659

Construction & Engineering—0.7%
Dycom Industries, Inc.
0.750%	09/15/2021	^	6,625,000	6,533,906

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Construction Materials—0.3%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020		$2,685,000	$2,470,200

Consumer Finance—0.3%
Encore Capital Group, Inc.
3.000%	07/01/2020		2,205,000	1,710,253
PRA Group, Inc.
3.000%	08/01/2020		1,133,000	908,524

				2,618,777

Electronic Equipment, Instruments & Components—0.2%
TTM Technologies, Inc.
1.750%	12/15/2020		2,243,000	2,008,887

Energy Equipment & Services—0.2%
SEACOR Holdings, Inc.
3.000%	11/15/2028		695,000	538,625
2.500%	12/15/2027		1,315,000	1,251,716

				1,790,341

Health Care Equipment & Supplies—2.2%
HeartWare International, Inc.
1.750%	12/15/2021	^	280,000	193,900
Hologic, Inc.
0.000%	12/15/2043		2,845,000	3,542,025
Hologic, Inc., Series 2012
2.000%	03/01/2042		2,165,000	2,803,675
Insulet Corp.
2.000%	06/15/2019		1,728,000	1,676,160
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		1,780,000	2,311,775
NuVasive, Inc.
2.250%	03/15/2021	^	4,785,000	5,143,875
Wright Medical Group, Inc.
2.000%	02/15/2020		5,450,000	4,894,781

				20,566,191

Health Care Providers & Services—1.3%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		5,112,000	4,894,740
HealthSouth Corp.
2.000%	12/01/2043		2,176,000	2,420,800
Healthways, Inc.
1.500%	07/01/2018		1,195,000	1,100,894
Molina Healthcare, Inc.
1.625%	08/15/2044		2,865,000	3,609,900

				12,026,334

Health Care Technology—1.0%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		4,295,000	4,391,638
Medidata Solutions, Inc.
1.000%	08/01/2018		4,430,000	4,515,831

				8,907,469

Household Durables—1.3%
CalAtlantic Group, Inc.
1.625%	05/15/2018		735,000	899,456
1.250%	08/01/2032		615,000	650,747
0.250%	06/01/2019		1,900,000	1,691,000
Jarden Corp.
1.500%	06/15/2019		730,000	1,121,919
1.125%	03/15/2034		3,756,000	4,770,120

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Toll Brothers Finance Corp.
0.500%	09/15/2032		$2,815,000	$2,744,625

				11,877,867

Independent Power and Renewable Electricity Producers—0.3%
NRG Yield, Inc.
3.500%	02/01/2019	^	1,005,000	946,584
Pattern Energy Group, Inc.
4.000%	07/15/2020	^	2,435,000	2,182,369

				3,128,953

Industrial Conglomerates—0.2%
Siemens Financieringsmaatschappij NV (Netherlands)
1.650%	08/16/2019		1,750,000	1,967,000

Insurance—0.2%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		1,895,000	1,504,156

Internet & Catalog Retail—2.0%
Ctrip.com International Ltd. (Cayman Islands)
1.000%	07/01/2020	^	5,945,000	6,558,078
Priceline Group, Inc. (The)
0.900%	09/15/2021		2,090,000	2,108,287
0.350%	06/15/2020		6,075,000	7,320,375
Shutterfly, Inc.
0.250%	05/15/2018		1,180,000	1,183,688
Vipshop Holdings Ltd. (Cayman Islands)
1.500%	03/15/2019		1,780,000	1,794,463

				18,964,891

Internet Software & Services—3.0%
Akamai Technologies, Inc.
0.000%	02/15/2019		3,965,000	3,878,285
Envestnet, Inc.
1.750%	12/15/2019		1,615,000	1,400,003
j2 Global, Inc.
3.250%	06/15/2029		3,067,000	3,343,030
LinkedIn Corp.
0.500%	11/01/2019		2,400,000	2,185,500
Twitter, Inc.
1.000%	09/15/2021		1,715,000	1,444,888
0.250%	09/15/2019		2,240,000	1,972,600
Web.com Group, Inc.
1.000%	08/15/2018		4,725,000	4,506,469
WebMD Health Corp.
2.500%	01/31/2018		2,680,000	3,075,300
1.500%	12/01/2020		2,585,000	3,459,053
Yahoo!, Inc.
0.000%	12/01/2018		2,490,000	2,472,881

				27,738,009

IT Services—1.2%
Cardtronics, Inc.
1.000%	12/01/2020		5,320,000	5,163,725
CSG Systems International, Inc.
4.250%	03/15/2036	^	1,475,000	1,580,094
Euronet Worldwide, Inc.
1.500%	10/01/2044		3,350,000	4,007,437

				10,751,256

Life Sciences Tools & Services—0.4%
Illumina, Inc.
0.500%	06/15/2021		755,000	816,816

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
0.000%	06/15/2019		$2,605,000	$2,717,340

				3,534,156

Machinery—0.3%
Chart Industries, Inc.
2.000%	08/01/2018		2,703,000	2,414,117

Media—0.4%
Liberty Media Corp.
1.375%	10/15/2023		3,750,000	3,726,562

Metals & Mining—1.3%
Newmont Mining Corp., Series B
1.625%	07/15/2017		2,591,000	2,694,640
Royal Gold, Inc.
2.875%	06/15/2019		2,505,000	2,407,931
RTI International Metals, Inc.
1.625%	10/15/2019		5,126,000	5,388,708
Stillwater Mining Co.
1.750%	10/15/2032		1,450,000	1,556,031

				12,047,310

Oil, Gas & Consumable Fuels—0.2%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,180,000	620,975
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	885,000	733,997
Whiting Petroleum Corp.
1.250%	04/01/2020	^	345,000	202,472

				1,557,444

Personal Products—0.4%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		4,311,000	4,160,136

Pharmaceuticals—1.6%
Depomed, Inc.
2.500%	09/01/2021		937,000	877,852
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022		1,023,000	876,583
Impax Laboratories, Inc.
2.000%	06/15/2022	^	4,035,000	3,618,891
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021		7,123,000	7,354,497
Medicines Co. (The)
2.500%	01/15/2022		1,111,000	1,260,985
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		915,000	1,195,219

				15,184,027

Professional Services—0.5%
Huron Consulting Group, Inc.
1.250%	10/01/2019		4,690,000	4,581,544

Real Estate Investment Trusts (REITs)—2.9%
Apollo Commercial Real Estate Finance, Inc.
5.500%	03/15/2019		684,000	689,988
Blackstone Mortgage Trust, Inc.
5.250%	12/01/2018		1,015,000	1,061,944
Colony Capital, Inc.
5.000%	04/15/2023		1,405,000	1,261,866
Colony Starwood Homes
3.000%	07/01/2019		1,555,000	1,548,197
Empire State Realty OP LP
2.625%	08/15/2019	^	1,260,000	1,315,913

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Extra Space Storage LP
3.125%	10/01/2035	^	$6,005,000	$6,871,972
2.375%	07/01/2033	^	340,000	576,300
National Health Investors, Inc.
3.250%	04/01/2021		3,440,000	3,547,500
Spirit Realty Capital, Inc.
3.750%	05/15/2021		585,000	589,756
2.875%	05/15/2019		4,220,000	4,225,296
Starwood Property Trust, Inc.
4.550%	03/01/2018		5,327,000	5,366,952

				27,055,684

Semiconductors & Semiconductor Equipment—2.8%
Inphi Corp.
1.125%	12/01/2020	^	1,130,000	1,223,225
Integrated Device Technology, Inc.
0.875%	11/15/2022	^	1,685,000	1,580,741
Intel Corp.
2.950%	12/15/2035		1,115,000	1,419,534
Lam Research Corp.
1.250%	05/15/2018		2,370,000	3,503,156
Microchip Technology, Inc.
1.625%	02/15/2025		5,728,000	5,921,320
Micron Technology, Inc., Series G
3.000%	11/15/2043		835,000	573,019
NVIDIA Corp.
1.000%	12/01/2018		1,160,000	2,075,675
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019		4,891,000	5,435,124
ON Semiconductor Corp.
1.000%	12/01/2020	^	3,065,000	2,750,837
SunPower Corp.
4.000%	01/15/2023	^	1,705,000	1,736,969
0.875%	06/01/2021		185,000	144,300

				26,363,900

Software—5.2%
BroadSoft, Inc.
1.000%	09/01/2022	^	1,635,000	1,971,197
Citrix Systems, Inc.
0.500%	04/15/2019		7,845,000	8,801,109
FireEye, Inc., Series B
1.625%	06/01/2035	^	1,710,000	1,398,994
NetSuite, Inc.
0.250%	06/01/2018		22,000	21,106
Nuance Communications, Inc.
1.000%	12/15/2035	^	4,090,000	3,785,806
1.500%	11/01/2035		2,170,000	2,245,950
Proofpoint, Inc.
0.750%	06/15/2020	^	4,035,000	3,908,906
1.250%	12/15/2018		690,000	1,010,419
Red Hat, Inc.
0.250%	10/01/2019		3,900,000	4,857,938
Rovi Corp.
0.500%	03/01/2020		3,204,000	3,073,838
salesforce.com, Inc.
0.250%	04/01/2018		1,175,000	1,457,000
ServiceNow, Inc.
0.000%	11/01/2018		1,515,000	1,648,509
Synchronoss Technologies, Inc.
0.750%	08/15/2019		3,719,000	3,602,781
TiVo, Inc.
2.000%	10/01/2021		3,880,000	3,630,225

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date				Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Verint Systems, Inc.
1.500%	06/01/2021					$3,416,000	$3,025,295
Workday, Inc.
1.500%	07/15/2020					1,275,000	1,508,485
0.750%	07/15/2018					2,410,000	2,730,831

							48,678,389

Technology Hardware, Storage & Peripherals—1.0%
Electronics For Imaging, Inc.
0.750%	09/01/2019					6,230,000	6,494,775
SanDisk Corp.
0.500%	10/15/2020					2,255,000	2,352,247

							8,847,022

Tobacco—0.2%
Vector Group Ltd.
1.750%	04/15/2020		#			1,920,000	2,132,400

Transportation Infrastructure—0.3%
Macquarie Infrastructure Corp.
2.875%	07/15/2019					2,900,000	3,217,187

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $335,350,630)							332,791,883

U.S. TREASURY OBLIGATIONS—15.3%
U.S. Treasury Bills—0.4%
U.S. Treasury Bill
0.257%	04/07/2016		§			4,000,000	3,999,928

U.S. Treasury Notes—14.9%
U.S. Treasury Note
1.250%	12/15/2018					520,000	525,941
1.125%	06/15/2018					7,000,000	7,053,732
1.000%	12/31/2017	‡	‡			18,000,000	18,087,192
1.000%	02/15/2018 - 03/15/2019					60,894,000	61,179,499
0.875%	04/30/2017 - 01/15/2018					11,580,000	11,609,461
0.750%	10/31/2017 - 02/28/2018					18,988,000	18,993,231
0.625%	05/31/2017 - 11/30/2017					19,234,000	19,218,867
0.500%	06/15/2016		§	‡‡		1,085,000	1,085,521

							137,753,444

TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,420,850)							141,753,372

GOVERNMENT RELATED OBLIGATIONS—2.9%
U.S. Government Agencies—1.5%
Federal Home Loan Mortgage Corp.
1.125%	03/16/2018- 04/15/2019					8,310,000	8,326,999
Federal National Mortgage Association
1.000%	02/26/2019					5,220,000	5,233,786

							13,560,785

Non-U.S. Government Agencies—0.6%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016				EU	R1,000,000	1,155,412
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017					$1,300,000	1,303,836

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Kommuninvest I Sverige AB (Sweden)
1.500%	04/23/2019	^	$2,840,000	$2,866,705

				5,325,953

Sovereign Debt—0.2%
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	2,155,000	2,160,969

Supranational—0.4%
Asian Development Bank MTN
0.750%	07/28/2017		1,880,000	1,875,591
European Investment Bank
1.125%	08/15/2018		1,700,000	1,699,665

				3,575,256

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		1,000,000	1,009,260

Non-U.S. Regional Authority Bonds—0.1%
Province of British Columbia (Canada)
1.200%	04/25/2017		1,500,000	1,506,311

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $27,284,090)				27,138,534

ASSET-BACKED SECURITIES—3.3%
Automobiles—1.5%
Ally Master Owner Trust
Series 2013-2, Class A
0.886%	04/15/2018	#	1,900,000	1,900,019
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D
3.130%	10/08/2020		745,000	750,053
Capital Auto Receivables Asset Trust
Series 2013-1, Class B
1.290%	04/20/2018		370,000	369,706
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018		380,000	380,176
Capital Auto Receivables Asset Trust
Series 2015-2, Class A2
1.390%	09/20/2018		1,880,000	1,879,901
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020		2,985,000	2,987,713
Fifth Third Auto Trust
Series 2014-1, Class A3
0.680%	04/16/2018		850,715	849,804
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.992%	12/10/2027	#^	316,799	316,283
Porsche Financial Auto Securitization Trust
Series 2014-1, Class A3
0.670%	01/23/2018	^	1,243,760	1,242,955
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A3
1.190%	07/23/2018	^	3,300,000	3,299,916

				13,976,526

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.7%
Chase Issuance Trust
Series 2007-B1, Class B1
0.686%	04/15/2019		#	$2,000,000	$1,992,665
Chase Issuance Trust
Series 2014-A1, Class A1
1.150%	01/15/2019			2,550,000	2,554,781
Citibank Credit Card Issuance Trust
Series 2013-A3, Class A3
1.110%	07/23/2018			170,000	170,190
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021			1,965,000	1,968,778

					6,686,414

Other—0.9%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018			806,315	805,765
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019		^	270,000	270,241
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017		^	1,736,000	1,733,838
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019		^	2,635,000	2,624,787
Trade MAPS 1 Ltd. (Ireland)
Series 2013-1A, Class A
1.142%	12/10/2018		#^	2,300,000	2,285,618

					7,720,249

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.792%	12/07/2020		#	1,121,092	1,119,893
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.713%	06/25/2021		#^	476,909	474,498
SLM Student Loan Trust
Series 2014-1, Class A1
0.713%	05/28/2019		#	18,594	18,585

					1,612,976

TOTAL ASSET-BACKED SECURITIES (Cost $30,017,925)					29,996,165

				Shares	Value
MONEY MARKET FUNDS—4.1%
Institutional Money Market Fund—4.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $38,403,374)		¥		38,403,374	38,403,374

TOTAL INVESTMENTS—101.3% (Cost $936,117,520)					939,024,261
Other assets less liabilities—(1.3%)					(11,834,718)

NET ASSETS—100.0%					$927,189,543

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $175,374,297, which represents 18.9% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—25.2%
Aerospace & Defense—0.6%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$132,208
4.875%	02/15/2020	200,000	225,145
General Dynamics Corp.
2.250%	11/15/2022	500,000	506,006
Honeywell International, Inc.
5.700%	03/15/2036	300,000	375,449
4.250%	03/01/2021	750,000	840,167
3.350%	12/01/2023	300,000	320,443
L-3 Communications Corp.
4.950%	02/15/2021	300,000	315,294
3.950%	05/28/2024	120,000	115,690
Lockheed Martin Corp.
4.500%	05/15/2036	555,000	598,976
4.070%	12/15/2042	285,000	289,144
3.800%	03/01/2045	300,000	292,812
2.900%	03/01/2025	360,000	366,354
2.500%	11/23/2020	495,000	507,554
Northrop Grumman Corp.
4.750%	06/01/2043	220,000	248,370
3.500%	03/15/2021	300,000	319,907
1.750%	06/01/2018	500,000	501,763
Precision Castparts Corp.
4.375%	06/15/2045	500,000	551,571
2.500%	01/15/2023	200,000	201,181
1.250%	01/15/2018	500,000	500,487
Raytheon Co.
6.750%	03/15/2018	750,000	828,950
United Technologies Corp.
6.700%	08/01/2028	150,000	196,391
4.500%	06/01/2042	560,000	608,193
3.100%	06/01/2022	1,050,000	1,112,428
1.800%	06/01/2017	300,000	302,957

			10,257,440

Air Freight & Logistics—0.2%
FedEx Corp.
4.750%	11/15/2045	500,000	531,298
4.550%	04/01/2046	500,000	515,958
3.875%	08/01/2042	200,000	186,993
3.250%	04/01/2026	300,000	308,500
2.625%	08/01/2022	200,000	202,670
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	410,272
2.450%	10/01/2022	400,000	416,170

			2,571,861

Airlines—0.1%
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%	01/31/2021	190,807	202,017
American Airlines Pass Through Trust, Series 2016-1, Class AA
3.575%	01/15/2028	370,000	380,637
Continental Airlines, Inc., Series 2010-1, Class A
4.750%	01/12/2021	220,492	232,894
Delta Air Lines Pass Through Trust, Series 2010-2A, Class A
4.950%	05/23/2019	582,341	613,642
Southwest Airlines Co.
2.650%	11/05/2020	500,000	510,346

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	$194,181	$194,423

			2,133,959

Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	300,000	294,510
Delphi Automotive plc (Jersey)
4.250%	01/15/2026	500,000	522,932
Johnson Controls, Inc.
4.250%	03/01/2021	300,000	317,586
3.625%	07/02/2024	500,000	510,326

			1,645,354

Automobiles—0.1%
Ford Motor Co.
7.450%	07/16/2031	200,000	261,215
4.750%	01/15/2043	200,000	201,414
General Motors Co.
5.200%	04/01/2045	500,000	471,739
4.000%	04/01/2025	380,000	371,265
3.500%	10/02/2018	500,000	512,123
Harley-Davidson, Inc.
4.625%	07/28/2045	300,000	311,901

			2,129,657

Banks—3.6%
Agricultural Bank of China Ltd. (China)
2.750%	05/21/2020	500,000	510,748
Associated Banc-Corp
4.250%	01/15/2025	400,000	407,349
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	06/13/2017	400,000	399,870
Australia & New Zealand Banking Group Ltd. MTN (Australia)
3.700%	11/16/2025	500,000	533,029
Bank of America Corp.
6.875%	11/15/2018	250,000	279,860
5.875%	01/05/2021	400,000	457,865
5.490%	03/15/2019	100,000	109,133
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	549,277
5.875%	02/07/2042	300,000	364,881
5.650%	05/01/2018	1,000,000	1,074,000
5.625%	07/01/2020	500,000	562,392
5.000%	05/13/2021	300,000	333,345
4.875%	04/01/2044	750,000	820,478
4.250%	10/22/2026	400,000	406,822
4.000%	04/01/2024	500,000	525,377
4.000%	01/22/2025	500,000	501,681
3.300%	01/11/2023	500,000	504,961
Bank of America Corp., Series L
4.750%	04/21/2045	350,000	349,462
3.950%	04/21/2025	200,000	199,367
2.250%	04/21/2020	200,000	198,259
Bank of America NA, Bank Note
1.650%	03/26/2018	1,000,000	999,089
Bank of Montreal (Canada)
1.400%	04/10/2018	750,000	749,351
Bank of Montreal MTN (Canada)
1.300%	07/14/2017	650,000	651,364
Bank of Nova Scotia (The) (Canada)
1.450%	04/25/2018	300,000	300,161

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of Nova Scotia (The), Bank Note (Canada)
1.250%	04/11/2017	$750,000	$751,486
Barclays plc (United Kingdom)
4.375%	01/12/2026	525,000	516,190
3.250%	01/12/2021	750,000	748,924
2.875%	06/08/2020	250,000	246,694
2.750%	11/08/2019	400,000	397,709
BB&T Corp.
5.250%	11/01/2019	500,000	548,943
BB&T Corp. MTN
2.450%	01/15/2020	500,000	508,940
1.600%	08/15/2017	400,000	400,628
BNP Paribas SA MTN (France)
4.250%	10/15/2024	400,000	405,431
2.400%	12/12/2018	600,000	610,070
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	400,000	447,274
Capital One Bank USA NA
8.800%	07/15/2019	500,000	590,629
Capital One Bank USA NA, Bank Note
2.300%	06/05/2019	400,000	398,932
Citigroup, Inc.
8.125%	07/15/2039	279,000	414,033
6.625%	06/15/2032	850,000	995,295
5.500%	09/13/2025	200,000	219,269
4.650%	07/30/2045	310,000	325,964
4.600%	03/09/2026	500,000	513,686
4.500%	01/14/2022	500,000	548,081
4.050%	07/30/2022	1,300,000	1,354,798
3.300%	04/27/2025	1,000,000	1,004,464
2.150%	07/30/2018	750,000	754,532
Citizens Bank NA MTN
1.600%	12/04/2017	500,000	497,510
Commonwealth Bank of Australia MTN (Australia)
2.300%	03/12/2020	1,250,000	1,264,480
2.050%	03/15/2019	500,000	505,874
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)
3.800%	09/15/2022	1,000,000	996,686
Discover Bank
7.000%	04/15/2020	200,000	227,622
Discover Bank, Bank Note
4.250%	03/13/2026	200,000	201,407
Fifth Third Bancorp
4.300%	01/16/2024	300,000	316,765
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021	400,000	407,734
First Republic Bank
2.375%	06/17/2019	500,000	499,772
HSBC Bank USA NA
4.875%	08/24/2020	400,000	428,994
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042	500,000	625,316
5.250%	03/14/2044	1,000,000	1,017,954
4.300%	03/08/2026	500,000	517,533
4.250%	03/14/2024	500,000	506,038
4.000%	03/30/2022	500,000	525,888
Huntington National Bank (The)
2.200%	11/06/2018	250,000	250,561
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017	500,000	504,463
Intesa Sanpaolo SpA MTN (Italy)
3.875%	01/15/2019	400,000	411,838

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Itau CorpBanca (Chile)
3.875%	09/22/2019		^	$400,000	$410,656
JPMorgan Chase & Co.
6.300%	04/23/2019			500,000	565,713
5.600%	07/15/2041			200,000	246,123
4.950%	03/25/2020			1,000,000	1,104,186
4.850%	02/01/2044			500,000	570,977
4.625%	05/10/2021			300,000	332,842
4.500%	01/24/2022			400,000	441,761
3.200%	01/25/2023			500,000	513,374
3.125%	01/23/2025			1,000,000	1,004,620
KeyBank NA
3.300%	06/01/2025			500,000	512,948
KeyCorp MTN
5.100%	03/24/2021			500,000	553,923
LBBW (Germany)
7.625%	02/01/2023			200,000	254,558
Lloyds Bank plc (United Kingdom)
3.500%	05/14/2025			500,000	517,779
2.350%	09/05/2019			400,000	404,227
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020			500,000	498,927
National Australia Bank Ltd. (Australia)
3.375%	01/14/2026	†		750,000	779,087
National City Corp.
6.875%	05/15/2019			500,000	563,236
PNC Bank NA
1.500%	10/18/2017			400,000	399,894
PNC Bank NA, Bank Note
2.700%	11/01/2022			500,000	496,990
Regions Bank, Bank Note
2.250%	09/14/2018			750,000	749,155
Royal Bank of Canada (Canada)
2.000%	12/10/2018			500,000	505,058
Royal Bank of Canada MTN (Canada)
1.400%	10/13/2017			500,000	500,786
1.250%	06/16/2017			500,000	500,684
Royal Bank of Scotland Group plc (United Kingdom)
6.400%	10/21/2019			1,000,000	1,122,856
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022			200,000	205,690
1.750%	01/16/2018			300,000	300,608
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.784%	03/09/2026			500,000	516,017
2.934%	03/09/2021			500,000	509,939
Svenska Handelsbanken AB MTN (Sweden)
2.250%	06/17/2019			500,000	508,341
Toronto-Dominion Bank (The) MTN (Canada)
1.625%	03/13/2018			200,000	201,070
U.S. Bancorp MTN
2.950%	07/15/2022			200,000	205,466
1.650%	05/15/2017			500,000	502,702
Union Bank NA
2.625%	09/26/2018			500,000	509,095
Wells Fargo & Co.
5.375%	11/02/2043			350,000	396,506
4.480%	01/16/2024			784,000	852,569
3.900%	05/01/2045			390,000	391,060
1.500%	01/16/2018			500,000	503,068
Wells Fargo & Co. MTN
4.900%	11/17/2045			350,000	376,575
4.600%	04/01/2021			500,000	555,135
3.500%	03/08/2022			300,000	320,062
3.000%	02/19/2025			340,000	343,159

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.550%	12/07/2020		$350,000	$356,650
2.100%	05/08/2017		800,000	809,254
1.150%	06/02/2017	†	700,000	700,878
Wells Fargo & Co., Series M
3.450%	02/13/2023		300,000	307,937
Wells Fargo & Co., Series N
2.150%	01/30/2020		750,000	759,174
Wells Fargo Bank NA
5.950%	08/26/2036		100,000	123,475
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038		300,000	397,730
Westpac Banking Corp. (Australia)
4.875%	11/19/2019		1,000,000	1,104,183
1.950%	11/23/2018		500,000	504,432

				60,007,663

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc.
4.900%	02/01/2046		995,000	1,114,689
4.700%	02/01/2036		345,000	373,566
3.650%	02/01/2026		1,625,000	1,710,945
2.650%	02/01/2021		835,502	859,123
2.625%	01/17/2023		200,000	200,995
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039		300,000	454,579
7.750%	01/15/2019		500,000	582,981
6.875%	11/15/2019		300,000	354,208
5.375%	01/15/2020		500,000	564,098
3.750%	07/15/2042		200,000	190,478
Coca-Cola Co. (The)
3.200%	11/01/2023		350,000	376,363
3.150%	11/15/2020		200,000	214,954
2.875%	10/27/2025		350,000	364,538
1.650%	03/14/2018		1,000,000	1,015,340
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		300,000	331,520
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018		350,000	355,769
Diageo Investment Corp.
7.450%	04/15/2035		650,000	909,223
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019		300,000	307,030
PepsiCo, Inc.
5.500%	01/15/2040		500,000	615,400
5.000%	06/01/2018		400,000	434,013
4.450%	04/14/2046		300,000	335,344
3.000%	08/25/2021		500,000	534,181
2.750%	03/01/2023		400,000	417,057

				12,616,394

Biotechnology—0.4%
Amgen, Inc.
6.900%	06/01/2038		267,000	348,609
6.150%	06/01/2018		500,000	548,939
5.850%	06/01/2017		250,000	263,244
5.150%	11/15/2041		300,000	332,273
4.400%	05/01/2045		270,000	276,709
3.875%	11/15/2021		300,000	325,553
3.625%	05/22/2024		400,000	421,533
Biogen, Inc.
4.050%	09/15/2025		220,000	235,563
Celgene Corp.
4.625%	05/15/2044		600,000	613,694
3.875%	08/15/2025		360,000	379,064

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.900%	08/15/2017		$200,000	$201,670
Gilead Sciences, Inc.
4.750%	03/01/2046		80,000	87,783
4.600%	09/01/2035		150,000	163,110
4.500%	02/01/2045		500,000	530,902
4.400%	12/01/2021		300,000	335,378
3.650%	03/01/2026		500,000	531,968
2.050%	04/01/2019		750,000	765,407

				6,361,399

Capital Markets—1.2%
Ameriprise Financial, Inc.
3.700%	10/15/2024	†	400,000	414,764
BlackRock, Inc.
4.250%	05/24/2021		500,000	553,706
3.375%	06/01/2022		500,000	533,668
Credit Suisse AG (Switzerland)
5.400%	01/14/2020		200,000	216,953
Credit Suisse AG MTN (Switzerland)
3.625%	09/09/2024		400,000	406,010
1.375%	05/26/2017		1,000,000	997,331
Credit Suisse USA, Inc.
7.125%	07/15/2032		250,000	317,886
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,198,076
6.250%	09/01/2017		500,000	532,360
6.250%	02/01/2041		500,000	623,822
6.150%	04/01/2018		500,000	541,152
5.950%	01/15/2027		300,000	344,649
5.750%	01/24/2022		300,000	346,550
5.250%	07/27/2021		300,000	338,083
4.750%	10/21/2045		250,000	262,351
4.250%	10/21/2025		120,000	122,253
4.000%	03/03/2024		500,000	525,148
3.500%	01/23/2025		500,000	505,593
2.750%	09/15/2020		115,000	116,791
2.625%	01/31/2019		1,000,000	1,020,462
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	345,785
5.375%	03/15/2020		300,000	333,188
Jefferies Group LLC
6.250%	01/15/2036		230,000	222,668
5.125%	04/13/2018		300,000	311,228
Lazard Group LLC
4.250%	11/14/2020		400,000	418,151
Morgan Stanley
7.250%	04/01/2032		100,000	134,975
6.375%	07/24/2042		300,000	394,724
5.750%	01/25/2021		600,000	687,501
4.875%	11/01/2022		1,000,000	1,084,976
3.750%	02/25/2023		300,000	313,064
2.500%	01/24/2019		1,000,000	1,018,152
Morgan Stanley MTN
6.625%	04/01/2018		500,000	546,525
5.950%	12/28/2017		500,000	535,172
4.000%	07/23/2025		750,000	785,750
3.700%	10/23/2024		400,000	413,884
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	346,482
Northern Trust Corp.
3.950%	10/30/2025		300,000	323,988
3.375%	08/23/2021		500,000	531,546
State Street Corp.
3.700%	11/20/2023		400,000	431,311

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.100%	05/15/2023		$200,000	$202,130
UBS AG (Switzerland)
1.375%	06/01/2017		780,000	779,133
UBS AG MTN (Switzerland)
1.375%	08/14/2017		500,000	498,928

				20,576,869

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	439,950
Airgas, Inc.
2.375%	02/15/2020		300,000	302,177
CF Industries, Inc.
3.450%	06/01/2023		400,000	387,510
Cytec Industries, Inc.
3.950%	05/01/2025		135,000	131,160
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	748,724
5.250%	11/15/2041		300,000	320,145
4.125%	11/15/2021		150,000	163,597
3.000%	11/15/2022		500,000	512,080
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	211,176
4.250%	04/01/2021		300,000	328,914
2.800%	02/15/2023		300,000	301,598
Eastman Chemical Co.
2.700%	01/15/2020		400,000	408,434
Ecolab, Inc.
5.500%	12/08/2041		300,000	345,595
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		500,000	579,363
5.000%	04/15/2019		500,000	534,524
Methanex Corp. (Canada)
3.250%	12/15/2019		400,000	372,528
Monsanto Co.
5.500%	08/15/2025		200,000	229,772
Mosaic Co. (The)
5.625%	11/15/2043		400,000	419,228
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024		250,000	252,022
PPG Industries, Inc.
3.600%	11/15/2020		400,000	419,064
Praxair, Inc.
2.200%	08/15/2022		400,000	400,417
Valspar Corp. (The)
4.400%	02/01/2045		200,000	188,605

				7,996,583

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	235,917
5.500%	09/15/2019		300,000	333,358
Waste Management, Inc.
4.750%	06/30/2020		750,000	834,794

				1,404,069

Communications Equipment—0.3%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	647,847
4.950%	02/15/2019		500,000	553,507
3.500%	06/15/2025	†	500,000	543,059
2.450%	06/15/2020		420,000	436,429
2.200%	02/28/2021		350,000	357,211
Harris Corp.
6.150%	12/15/2040		250,000	297,945

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.832%	04/27/2025		$300,000	$309,546
Juniper Networks, Inc.
4.350%	06/15/2025		750,000	740,945
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	383,163

				4,269,652

Consumer Finance—0.7%
American Express Co.
7.000%	03/19/2018		900,000	987,647
American Express Credit Corp.
2.125%	03/18/2019		500,000	504,860
American Express Credit Corp., Series F
2.600%	09/14/2020		320,000	327,966
American Honda Finance Corp.
2.125%	10/10/2018		500,000	509,187
American Honda Finance Corp. MTN
1.600%	07/13/2018		500,000	503,107
Capital One Financial Corp.
4.200%	10/29/2025		750,000	760,858
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022	†	300,000	310,335
1.625%	06/01/2017		300,000	301,881
Ford Motor Credit Co. LLC
5.875%	08/02/2021		500,000	573,735
5.000%	05/15/2018		200,000	211,291
4.250%	09/20/2022		200,000	214,226
3.200%	01/15/2021		500,000	511,618
3.000%	06/12/2017		300,000	304,049
2.551%	10/05/2018		300,000	301,219
1.724%	12/06/2017		400,000	397,214
1.684%	09/08/2017		400,000	398,488
General Motors Financial Co., Inc.
3.200%	07/13/2020		500,000	499,376
3.000%	09/25/2017		500,000	504,797
HSBC USA, Inc.
2.375%	11/13/2019		500,000	502,491
2.250%	06/23/2019		500,000	501,548
John Deere Capital Corp.
1.200%	10/10/2017		300,000	300,054
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	325,090
Synchrony Financial
4.250%	08/15/2024		500,000	509,303
Toyota Motor Credit Corp. MTN
2.625%	01/10/2023	†	300,000	304,168
1.700%	02/19/2019		350,000	353,415
1.450%	01/12/2018		300,000	301,606
1.250%	10/05/2017		400,000	400,781
1.125%	05/16/2017		500,000	500,962

				12,121,272

Containers & Packaging—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	600,984
7.300%	11/15/2039		250,000	298,493
Packaging Corp. of America
4.500%	11/01/2023		250,000	262,555
WestRock MWV LLC
7.375%	09/01/2019		300,000	343,427

				1,505,459

Diversified Consumer Services—0.1%
California Institute of Technology
4.321%	08/01/2045		70,000	77,955

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Massachusetts Institute of Technology
4.678%	07/01/2114		$250,000	$271,932
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045		250,000	246,282
University of Southern California
5.250%	10/01/2111		30,000	35,884
Yale University MTN
2.086%	04/15/2019		500,000	512,519

				1,144,572

Diversified Financial Services—0.8%
Bank One Corp.
8.000%	04/29/2027		800,000	1,045,122
7.625%	10/15/2026		300,000	387,729
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	384,504
6.400%	10/02/2017		400,000	428,025
4.650%	07/02/2018		400,000	425,029
Berkshire Hathaway, Inc.
3.125%	03/15/2026		325,000	333,654
2.100%	08/14/2019		500,000	509,859
Cooperatieve Rabobank UA (Netherlands)
5.750%	12/01/2043		300,000	350,812
4.625%	12/01/2023		400,000	422,922
3.875%	02/08/2022		400,000	426,986
2.250%	01/14/2019		500,000	507,860
Cooperatieve Rabobank UA MTN (Netherlands)
3.375%	05/21/2025		500,000	514,056
GE Capital International Funding Co. (Ireland)
4.418%	11/15/2035	^	750,000	816,428
3.373%	11/15/2025	^	750,000	801,311
2.342%	11/15/2020	^	750,000	768,833
Intercontinental Exchange, Inc.
2.500%	10/15/2018		300,000	305,881
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	530,944
Leucadia National Corp.
6.625%	10/23/2043		200,000	158,574
McGraw Hill Financial, Inc.
4.400%	02/15/2026		160,000	175,208
Moody’s Corp.
2.750%	07/15/2019		500,000	513,296
Nasdaq, Inc.
4.250%	06/01/2024		400,000	415,067
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	342,802
2.850%	01/27/2025		150,000	152,878
Shell International Finance BV (Netherlands)
6.375%	12/15/2038		500,000	613,344
4.375%	05/11/2045		170,000	170,908
3.625%	08/21/2042		300,000	269,154
3.250%	05/11/2025		200,000	202,124
2.375%	08/21/2022		500,000	495,861
2.125%	05/11/2020		330,000	333,255
Voya Financial, Inc.
5.500%	07/15/2022		500,000	560,033

				13,362,459

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.375%	03/01/2041		500,000	584,125
6.150%	09/15/2034		500,000	566,299
5.800%	02/15/2019		550,000	612,838
5.650%	02/15/2047		190,000	210,504

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.550%	08/15/2041	$300,000	$323,144
5.500%	02/01/2018	510,000	546,640
5.350%	09/01/2040	307,000	323,918
5.200%	03/15/2020	200,000	222,270
4.750%	05/15/2046	150,000	146,897
4.500%	05/15/2035	150,000	148,385
4.450%	05/15/2021	500,000	546,844
4.350%	06/15/2045	758,000	697,159
3.900%	03/11/2024	1,150,000	1,215,695
3.800%	03/15/2022	300,000	316,556
3.400%	05/15/2025	100,000	100,425
3.000%	06/30/2022	100,000	101,594
2.450%	06/30/2020	100,000	101,432
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030	250,000	391,677
2.350%	02/14/2019	500,000	509,913
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	300,000	450,814
Orange SA (France)
9.000%	03/01/2031	500,000	760,502
Qwest Corp.
6.875%	09/15/2033	340,000	332,364
6.500%	06/01/2017	250,000	260,937
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	664,560
Verizon Communications, Inc.
7.750%	12/01/2030	130,000	177,671
6.550%	09/15/2043	1,150,000	1,520,323
6.400%	02/15/2038	500,000	606,767
6.350%	04/01/2019	703,000	797,049
6.000%	04/01/2041	300,000	359,888
5.150%	09/15/2023	1,250,000	1,445,035
5.050%	03/15/2034	400,000	434,837
5.012%	08/21/2054	1,100,000	1,108,258
4.500%	09/15/2020	900,000	994,630
3.500%	11/01/2021	400,000	425,464
2.625%	02/21/2020	214,000	220,395
2.450%	11/01/2022	300,000	298,613
Verizon Maryland LLC, Series B
5.125%	06/15/2033	250,000	252,322

			18,776,744

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	158,635
Arizona Public Service Co.
4.500%	04/01/2042	300,000	328,769
3.350%	06/15/2024	200,000	209,076
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036	300,000	328,793
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017	400,000	437,286
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	376,165
5.875%	02/01/2033	200,000	244,590
5.800%	03/15/2018	100,000	108,121
Connecticut Light & Power Co. (The)
4.300%	04/15/2044	250,000	270,243
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019	300,000	332,549
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	443,618

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
DTE Electric Co.
3.450%	10/01/2020		$300,000	$320,477
3.375%	03/01/2025		300,000	320,495
DTE Electric Co., Series A
6.625%	06/01/2036		110,000	151,048
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	429,096
4.300%	06/15/2020		100,000	110,597
4.000%	09/30/2042		300,000	310,356
3.750%	06/01/2045		300,000	296,626
Duke Energy Florida LLC
6.400%	06/15/2038		350,000	473,091
Duke Energy Indiana LLC
3.750%	07/15/2020		300,000	323,400
Exelon Corp.
4.950%	06/15/2035	^	250,000	267,696
3.950%	06/15/2025	^	500,000	519,178
Florida Power & Light Co.
5.950%	02/01/2038		500,000	655,004
5.125%	06/01/2041		200,000	240,974
4.950%	06/01/2035		100,000	117,328
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	233,684
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	435,875
Indiana Michigan Power Co.
7.000%	03/15/2019		250,000	283,646
Indiana Michigan Power Co., Series J
3.200%	03/15/2023		500,000	506,300
Kentucky Utilities Co.
5.125%	11/01/2040		500,000	597,627
MidAmerican Energy Co.
4.400%	10/15/2044		500,000	547,185
3.700%	09/15/2023		250,000	268,433
MidAmerican Energy Co. MTN
5.800%	10/15/2036		250,000	315,312
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042		300,000	240,300
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	275,192
Northern States Power Co.
4.125%	05/15/2044		350,000	374,752
Oklahoma Gas & Electric Co.
4.550%	03/15/2044		250,000	273,358
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038		300,000	414,231
5.000%	09/30/2017		300,000	313,302
2.150%	06/01/2019		250,000	252,242
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	639,448
4.750%	02/15/2044		250,000	285,667
4.450%	04/15/2042		300,000	325,532
3.400%	08/15/2024		500,000	522,577
PacifiCorp
6.000%	01/15/2039		750,000	968,104
PECO Energy Co.
2.375%	09/15/2022		200,000	202,020
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	304,475
PPL Capital Funding, Inc.
4.700%	06/01/2043		200,000	206,623
3.400%	06/01/2023		200,000	204,344
Progress Energy, Inc.
7.050%	03/15/2019		400,000	455,795

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.400%	01/15/2021	$300,000	$323,576
PSEG Power LLC
8.625%	04/15/2031	300,000	359,521
Public Service Co. of Colorado
4.300%	03/15/2044	250,000	274,524
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037	300,000	376,058
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	198,571
Sierra Pacific Power Co., Series T
3.375%	08/15/2023	350,000	368,756
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	172,106
Southern California Edison Co.
6.650%	04/01/2029	500,000	637,676
4.050%	03/15/2042	300,000	312,604
Southern California Edison Co., Series C
3.600%	02/01/2045	300,000	288,648
Southern Co. (The)
2.150%	09/01/2019	500,000	502,713
Union Electric Co.
6.400%	06/15/2017	250,000	264,513
Virginia Electric & Power Co.
5.400%	04/30/2018	250,000	270,211
2.950%	01/15/2022	542,000	563,399
1.200%	01/15/2018	300,000	299,027
Westar Energy, Inc.
4.625%	09/01/2043	350,000	394,720
Wisconsin Electric Power
5.625%	05/15/2033	150,000	181,953
Wisconsin Power & Light Co.
4.100%	10/15/2044	350,000	366,417
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	220,598

			23,594,826

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042	100,000	100,793
2.750%	11/02/2022	100,000	100,200
1.500%	11/02/2017	300,000	300,422
Emerson Electric Co.
5.000%	04/15/2019	500,000	552,196
2.625%	02/15/2023	270,000	274,081

			1,327,692

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023	300,000	314,749
3.000%	03/01/2018	400,000	405,076
Corning, Inc.
4.750%	03/15/2042	400,000	391,886
Jabil Circuit, Inc.
4.700%	09/15/2022	200,000	199,000
Keysight Technologies, Inc.
3.300%	10/30/2019	400,000	403,036

			1,713,747

Energy Equipment & Services—0.2%
Baker Hughes, Inc.
7.500%	11/15/2018	1,000,000	1,121,247
Cameron International Corp.
1.400%	06/15/2017	400,000	395,307
Ensco plc (United Kingdom)
4.700%	03/15/2021	200,000	139,824

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Halliburton Co.
7.450%	09/15/2039		$400,000	$503,700
5.000%	11/15/2045		190,000	186,119
3.800%	11/15/2025		235,000	235,639
2.700%	11/15/2020		365,000	370,797
Noble Holding International Ltd. (Cayman Islands)
2.500%	03/15/2017		300,000	283,939

				3,236,572

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022		300,000	304,491
CVS Health Corp.
4.125%	05/15/2021		200,000	218,996
4.000%	12/05/2023		300,000	331,250
3.875%	07/20/2025		720,000	778,460
2.250%	12/05/2018		750,000	768,707
1.900%	07/20/2018		500,000	507,581
Kroger Co. (The)
7.500%	04/01/2031		200,000	261,881
5.400%	07/15/2040		200,000	231,358
2.950%	11/01/2021		400,000	417,404
Sysco Corp.
2.600%	06/12/2022		500,000	503,521
Walgreen Co.
4.400%	09/15/2042		200,000	188,313
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		500,000	515,421
1.750%	11/17/2017		200,000	200,524
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	373,463
5.250%	09/01/2035		750,000	930,791
4.875%	07/08/2040		300,000	355,495
4.300%	04/22/2044		750,000	840,776
4.250%	04/15/2021		300,000	336,842
3.625%	07/08/2020		300,000	327,557
2.550%	04/11/2023		500,000	514,838

				8,907,669

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		399,000	431,721
ConAgra Foods, Inc.
3.250%	09/15/2022		200,000	204,067
General Mills, Inc.
5.400%	06/15/2040		300,000	362,607
3.150%	12/15/2021		200,000	209,324
1.400%	10/20/2017		400,000	402,473
JM Smucker Co. (The)
2.500%	03/15/2020		500,000	506,185
Kellogg Co.
4.150%	11/15/2019		300,000	323,431
4.000%	12/15/2020		190,000	206,233
Kraft Heinz Foods Co.
5.200%	07/15/2045	^	200,000	224,654
3.950%	07/15/2025	^	500,000	533,033
2.800%	07/02/2020	^	200,000	205,630
2.000%	07/02/2018	^	330,000	333,236
6.875%	01/26/2039		380,000	487,023
6.500%	02/09/2040		200,000	250,373
5.375%	02/10/2020		209,000	233,499
McCormick & Co., Inc.
3.250%	11/15/2025		500,000	521,998

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Mondelez International, Inc.
6.500%	02/09/2040	$139,000	$176,038
2.250%	02/01/2019	750,000	766,240
Tyson Foods, Inc.
2.650%	08/15/2019	750,000	769,779
Unilever Capital Corp.
4.250%	02/10/2021	300,000	336,354

			7,483,898

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044	350,000	356,016
ONE Gas, Inc.
3.610%	02/01/2024	500,000	523,334
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034	300,000	304,933
Southern California Gas Co.
5.125%	11/15/2040	400,000	482,418
4.450%	03/15/2044	200,000	223,468
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%	06/15/2021	200,000	196,887

			2,087,056

Health Care Equipment & Supplies—0.5%
Abbott Laboratories
2.950%	03/15/2025	700,000	708,004
2.000%	03/15/2020	200,000	202,950
Becton Dickinson and Co.
6.375%	08/01/2019	250,000	285,108
5.000%	11/12/2040	300,000	322,754
3.734%	12/15/2024	500,000	533,270
Boston Scientific Corp.
7.375%	01/15/2040	200,000	254,606
6.000%	01/15/2020	200,000	225,950
3.850%	05/15/2025	500,000	519,488
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	268,295
Medtronic, Inc.
4.625%	03/15/2045	500,000	561,007
4.450%	03/15/2020	300,000	333,541
4.375%	03/15/2035	500,000	542,377
3.500%	03/15/2025	1,000,000	1,068,575
2.750%	04/01/2023	400,000	410,908
1.500%	03/15/2018	250,000	252,225
Stryker Corp.
4.625%	03/15/2046	200,000	214,468
4.375%	05/15/2044	300,000	309,649
4.100%	04/01/2043	200,000	196,871
2.625%	03/15/2021	200,000	204,178
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025	500,000	506,142

			7,920,366

Health Care Providers & Services—0.5%
Aetna, Inc.
6.625%	06/15/2036	250,000	318,595
4.125%	11/15/2042	200,000	193,632
1.500%	11/15/2017	200,000	200,484
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	205,303
Anthem, Inc.
4.650%	01/15/2043	200,000	198,848
4.650%	08/15/2044	300,000	299,255
3.300%	01/15/2023	300,000	303,758

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Cardinal Health, Inc.
4.600%	03/15/2043	$200,000	$205,153
3.200%	03/15/2023	300,000	308,168
1.700%	03/15/2018	300,000	300,892
Cigna Corp.
5.125%	06/15/2020	300,000	332,917
4.500%	03/15/2021	650,000	706,122
Dignity Health
3.812%	11/01/2024	400,000	423,071
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	225,556
4.750%	11/15/2021	200,000	217,557
Humana, Inc.
3.850%	10/01/2024	400,000	418,973
McKesson Corp.
4.883%	03/15/2044	400,000	426,752
4.750%	03/01/2021	200,000	218,949
2.850%	03/15/2023	300,000	299,454
Quest Diagnostics, Inc.
4.700%	04/01/2021	300,000	326,594
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	414,222
6.000%	02/15/2018	500,000	543,019
5.950%	02/15/2041	200,000	260,150
3.750%	07/15/2025	260,000	280,477
1.625%	03/15/2019	400,000	402,998

			8,030,899

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	425,531
Marriott International, Inc., Series N
3.125%	10/15/2021	400,000	407,799
McDonald’s Corp.
2.750%	12/09/2020	355,000	368,081
McDonald’s Corp. MTN
5.350%	03/01/2018	500,000	538,317
4.700%	12/09/2035	165,000	177,879
4.600%	05/26/2045	750,000	792,429
Starbucks Corp.
2.000%	12/05/2018	400,000	408,507
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034	400,000	383,627
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	304,130

			3,806,300

Household Durables—0.1%
Newell Rubbermaid, Inc.
5.500%	04/01/2046	200,000	218,102
5.375%	04/01/2036	200,000	214,558
3.850%	04/01/2023	200,000	207,733
2.600%	03/29/2019	200,000	203,053
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	222,808

			1,066,254

Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021	400,000	429,527
Colgate-Palmolive Co. MTN
0.900%	05/01/2018	1,000,000	999,881
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	534,332

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Procter & Gamble Co. (The)
5.800%	08/15/2034		$250,000	$327,318
5.550%	03/05/2037		250,000	329,256
4.700%	02/15/2019		500,000	550,241

				3,170,555

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024		500,000	518,797

Industrial Conglomerates—0.4%
3M Co. MTN
5.700%	03/15/2037		100,000	130,243
2.000%	06/26/2022		300,000	305,539
General Electric Co.
4.125%	10/09/2042		300,000	317,157
3.375%	03/11/2024		1,000,000	1,074,624
2.700%	10/09/2022		300,000	312,289
General Electric Co. MTN
6.875%	01/10/2039		500,000	725,456
5.500%	01/08/2020		500,000	573,824
4.625%	01/07/2021		300,000	339,437
3.100%	01/09/2023		1,000,000	1,059,889
2.300%	01/14/2019		500,000	517,162
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019		120,000	122,792
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044		100,000	103,390
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022		500,000	527,777
Pentair Finance SA (Luxembourg)
5.000%	05/15/2021		250,000	265,658
Roper Technologies, Inc.
1.850%	11/15/2017		200,000	200,257

				6,575,494

Insurance—0.9%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	335,649
Aflac, Inc.
3.625%	06/15/2023		400,000	420,786
2.400%	03/16/2020		300,000	305,154
Allstate Corp. (The)
3.150%	06/15/2023		500,000	514,864
American International Group, Inc.
3.900%	04/01/2026		250,000	251,284
3.875%	01/15/2035		300,000	268,845
2.300%	07/16/2019		650,000	657,199
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	376,686
3.500%	06/14/2024		400,000	402,557
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	157,663
AXA SA (France)
8.600%	12/15/2030		250,000	330,000
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	318,074
4.250%	01/15/2021		300,000	333,805
2.000%	08/15/2018		500,000	509,628
Chubb Corp. (The)
6.375%	04/15/2037	#	200,000	174,500
Chubb INA Holdings, Inc.
4.350%	11/03/2045		500,000	546,296
3.150%	03/15/2025		300,000	308,938

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
CNA Financial Corp.
5.750%	08/15/2021	$300,000	$337,139
Fidelity National Financial, Inc.
6.600%	05/15/2017	300,000	313,787
First American Financial Corp.
4.600%	11/15/2024	500,000	510,278
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041	150,000	174,601
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019	500,000	551,063
Lincoln National Corp.
6.150%	04/07/2036	250,000	283,873
Markel Corp.
5.000%	03/30/2043	300,000	303,282
MetLife, Inc.
7.717%	02/15/2019	500,000	581,070
5.700%	06/15/2035	250,000	292,191
4.875%	11/13/2043	300,000	320,415
3.600%	04/10/2024	500,000	517,841
PartnerRe Finance B LLC
5.500%	06/01/2020	90,000	99,250
Principal Financial Group, Inc.
3.400%	05/15/2025	350,000	347,010
Progressive Corp. (The)
6.625%	03/01/2029	150,000	196,287
Prudential Financial, Inc. MTN
6.625%	06/21/2040	100,000	123,574
5.800%	11/16/2041	200,000	226,490
5.700%	12/14/2036	250,000	283,562
5.375%	06/21/2020	300,000	335,223
3.500%	05/15/2024	400,000	407,276
Travelers Cos., Inc. (The)
6.750%	06/20/2036	500,000	671,064
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023	500,000	524,434
Unum Group
4.000%	03/15/2024	350,000	347,417
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040	200,000	265,981
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018	400,000	401,560

			14,626,596

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024	500,000	548,812
1.200%	11/29/2017	200,000	200,417
Expedia, Inc.
7.456%	08/15/2018	250,000	279,848
QVC, Inc.
5.450%	08/15/2034	350,000	310,287
3.125%	04/01/2019	120,000	120,457

			1,459,821

Internet Software & Services—0.1%
Alibaba Group Holding Ltd. (Cayman Islands)
3.600%	11/28/2024	200,000	201,993
3.125%	11/28/2021	370,000	377,549
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019	400,000	406,570
eBay, Inc.
4.000%	07/15/2042	100,000	78,274
2.600%	07/15/2022	100,000	96,257
1.350%	07/15/2017	100,000	99,825

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Google, Inc.
3.625%	05/19/2021		$300,000	$330,555

				1,591,023

IT Services—0.5%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	204,003
Fidelity National Information Services, Inc.
5.000%	10/15/2025		230,000	248,834
3.625%	10/15/2020		310,000	320,721
2.000%	04/15/2018		200,000	198,997
1.450%	06/05/2017		750,000	744,446
Fiserv, Inc.
3.500%	10/01/2022		200,000	210,262
International Business Machines Corp.
7.000%	10/30/2025		300,000	400,496
5.700%	09/14/2017		500,000	533,976
4.700%	02/19/2046		195,000	215,122
3.625%	02/12/2024	†	250,000	268,809
3.450%	02/19/2026		110,000	115,611
2.250%	02/19/2021		255,000	260,772
1.625%	05/15/2020		400,000	401,719
MasterCard, Inc.
2.000%	04/01/2019		200,000	205,001
Total System Services, Inc.
4.800%	04/01/2026		350,000	361,846
3.800%	04/01/2021		350,000	360,343
Visa, Inc.
4.300%	12/14/2045		330,000	361,953
4.150%	12/14/2035		190,000	204,587
3.150%	12/14/2025		495,000	517,352
2.200%	12/14/2020		515,000	528,140
Western Union Co. (The)
5.253%	04/01/2020		502,000	543,926
Xerox Corp.
6.350%	05/15/2018		500,000	533,769
4.500%	05/15/2021		200,000	203,365

				7,944,050

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044		200,000	203,345
Mattel, Inc.
2.350%	05/06/2019		300,000	304,060

				507,405

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	110,965
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024		500,000	527,938
2.400%	02/01/2019		750,000	759,361

				1,398,264

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064		500,000	521,732
3.400%	05/15/2024		500,000	525,689
Deere & Co.
4.375%	10/16/2019		500,000	551,050
Dover Corp.
5.375%	03/01/2041		300,000	369,879
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	377,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Parker-Hannifin Corp. MTN
3.500%	09/15/2022		$100,000	$107,001
Stanley Black & Decker, Inc.
3.400%	12/01/2021		290,000	307,497

				2,760,518

Media—1.1%
21st Century Fox America, Inc.
7.750%	12/01/2045		200,000	264,958
6.200%	12/15/2034		500,000	603,191
6.150%	02/15/2041		300,000	359,566
5.650%	08/15/2020		500,000	572,881
CBS Corp.
7.875%	07/30/2030		250,000	337,922
5.750%	04/15/2020		200,000	226,542
4.850%	07/01/2042		250,000	242,140
1.950%	07/01/2017		300,000	301,719
CCO Safari II LLC
6.834%	10/23/2055	^	360,000	389,894
4.908%	07/23/2025	^	570,000	602,125
3.579%	07/23/2020	^	500,000	511,317
Comcast Corp.
7.050%	03/15/2033		300,000	413,794
6.450%	03/15/2037		500,000	664,098
5.650%	06/15/2035		200,000	246,732
4.600%	08/15/2045		250,000	278,045
4.500%	01/15/2043		200,000	219,912
3.375%	08/15/2025		400,000	425,981
2.850%	01/15/2023		500,000	520,470
2.750%	03/01/2023		70,000	72,403
Discovery Communications LLC
5.625%	08/15/2019		400,000	439,762
4.900%	03/11/2026		500,000	516,504
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		700,000	647,244
Historic TW, Inc.
9.150%	02/01/2023		300,000	400,794
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024		250,000	258,108
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	268,168
5.950%	04/01/2041		250,000	320,324
4.375%	04/01/2021		250,000	279,740
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	330,883
3.950%	09/30/2021		200,000	210,774
Time Warner Cable, Inc.
8.750%	02/14/2019		500,000	585,823
6.750%	06/15/2039		200,000	225,802
4.500%	09/15/2042		1,050,000	935,512
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	320,092
8.375%	07/15/2033		250,000	318,389
Time Warner, Inc.
7.700%	05/01/2032		400,000	514,831
5.375%	10/15/2041		250,000	268,714
4.050%	12/15/2023		750,000	810,089
3.875%	01/15/2026		500,000	525,399
Viacom, Inc.
6.875%	04/30/2036		300,000	314,808
4.500%	03/01/2021		700,000	755,341
4.375%	03/15/2043		200,000	155,153
2.750%	12/15/2019		225,000	229,344

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Walt Disney Co. (The) MTN
3.750%	06/01/2021		$200,000	$219,447
3.700%	12/01/2042		200,000	201,171
2.350%	12/01/2022		200,000	205,163
1.100%	12/01/2017		250,000	251,003
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	297,229
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024		300,000	304,183

				18,363,484

Metals & Mining—0.3%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	360,878
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	562,757
5.000%	09/30/2043		350,000	356,858
4.125%	02/24/2042		400,000	366,720
Goldcorp, Inc. (Canada)
3.625%	06/09/2021		400,000	403,754
Newmont Mining Corp.
6.250%	10/01/2039		26,000	26,062
3.500%	03/15/2022		400,000	397,875
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	157,804
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020		226,000	234,163
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	293,993
3.500%	03/22/2022		500,000	502,944
2.250%	12/14/2018		400,000	401,737
Southern Copper Corp.
7.500%	07/27/2035		250,000	262,639
5.875%	04/23/2045		500,000	446,132
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	317,880
4.625%	09/15/2020	†	500,000	462,500

				5,554,696

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	503,184
Kohl’s Corp.
4.000%	11/01/2021		300,000	314,163
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	107,731
6.650%	07/15/2024		100,000	115,003
4.300%	02/15/2043		200,000	150,893
Nordstrom, Inc.
4.000%	10/15/2021		100,000	105,811
Target Corp.
6.350%	11/01/2032		500,000	666,283
6.000%	01/15/2018		500,000	544,284
4.000%	07/01/2042		200,000	214,656

				2,722,008

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022		400,000	408,168
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		200,000	248,374
2.400%	02/01/2020		750,000	764,872
CMS Energy Corp.
4.700%	03/31/2043		500,000	520,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039			$300,000	$358,662
Consumers Energy Co.
3.125%	08/31/2024			500,000	518,386
Dominion Resources, Inc.
2.500%	12/01/2019			400,000	404,873
Dominion Resources, Inc., Series C
4.900%	08/01/2041			300,000	307,283
NiSource Finance Corp.
5.450%	09/15/2020			500,000	558,887
5.250%	02/15/2043			300,000	342,737
Puget Sound Energy, Inc.
4.434%	11/15/2041			300,000	325,603
Sempra Energy
6.150%	06/15/2018			250,000	271,043

					5,029,013

Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp.
8.700%	03/15/2019	†		500,000	559,041
Apache Corp.
5.250%	02/01/2042			500,000	461,030
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029			150,000	180,032
Boardwalk Pipelines LP
3.375%	02/01/2023			200,000	169,016
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020			300,000	328,249
3.814%	02/10/2024			350,000	364,252
3.245%	05/06/2022			200,000	205,996
2.750%	05/10/2023			500,000	490,879
2.237%	05/10/2019			500,000	506,288
1.846%	05/05/2017			200,000	200,999
Buckeye Partners LP
2.650%	11/15/2018			250,000	248,374
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035			500,000	431,545
3.450%	11/15/2021			200,000	185,360
CenterPoint Energy Resources Corp.
4.500%	01/15/2021			434,000	462,198
Chevron Corp.
3.191%	06/24/2023			400,000	412,720
2.355%	12/05/2022			400,000	400,094
1.790%	11/16/2018			660,000	668,220
1.345%	11/15/2017			500,000	503,133
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043			200,000	190,664
3.000%	05/09/2023			200,000	194,082
1.750%	05/09/2018			200,000	198,873
Columbia Pipeline Group, Inc.
5.800%	06/01/2045		^	350,000	355,746
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036			500,000	513,202
ConocoPhillips Co.
4.300%	11/15/2044	†		500,000	434,038
ConocoPhillips Holding Co.
6.950%	04/15/2029			500,000	563,664
Devon Energy Corp.
7.950%	04/15/2032			350,000	356,754
5.850%	12/15/2025	†		500,000	483,496
5.600%	07/15/2041			100,000	78,554
Dominion Gas Holdings LLC
3.600%	12/15/2024			500,000	514,280
3.550%	11/01/2023			250,000	251,771

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ecopetrol SA (Colombia)
4.250%	09/18/2018	†	$500,000	$509,550
4.125%	01/16/2025		400,000	342,000
Enable Midstream Partners LP
5.000%	05/15/2044		350,000	247,881
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	336,194
7.375%	10/15/2045		90,000	91,236
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	364,220
5.200%	02/01/2022		300,000	285,027
5.150%	03/15/2045		300,000	233,974
4.050%	03/15/2025		750,000	661,264
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	205,914
5.100%	02/15/2045		250,000	243,555
4.450%	02/15/2043		200,000	179,156
3.700%	02/15/2026		170,000	167,083
3.350%	03/15/2023		300,000	299,073
2.550%	10/15/2019		400,000	401,395
1.650%	05/07/2018		200,000	199,375
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	170,407
EOG Resources, Inc.
4.100%	02/01/2021		300,000	317,516
Exxon Mobil Corp.
3.567%	03/06/2045		300,000	292,477
3.176%	03/15/2024		400,000	417,099
3.043%	03/01/2026		500,000	512,371
2.709%	03/06/2025		300,000	302,028
1.708%	03/01/2019		700,000	709,537
Hess Corp.
7.300%	08/15/2031		250,000	266,447
1.300%	06/15/2017		400,000	395,403
Husky Energy, Inc. (Canada)
3.950%	04/15/2022		200,000	199,525
Kerr-McGee Corp.
7.875%	09/15/2031		750,000	821,210
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	284,069
6.500%	02/01/2037		300,000	285,619
5.950%	02/15/2018		300,000	314,162
5.000%	03/01/2043		200,000	165,560
4.700%	11/01/2042		200,000	157,647
4.150%	03/01/2022		500,000	485,419
3.500%	09/01/2023		400,000	362,973
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	167,835
Marathon Oil Corp.
5.900%	03/15/2018		455,000	455,189
Marathon Petroleum Corp.
5.850%	12/15/2045		500,000	451,320
5.000%	09/15/2054		400,000	314,223
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	570,609
Noble Energy, Inc.
5.250%	11/15/2043		300,000	259,228
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	296,439
ONEOK Partners LP
4.900%	03/15/2025		200,000	188,761
3.375%	10/01/2022		300,000	269,614
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	101,858

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Phillips 66
4.300%	04/01/2022			$400,000	$426,430
Pioneer Natural Resources Co.
3.950%	07/15/2022			200,000	203,365
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043			200,000	145,758
2.850%	01/31/2023			400,000	339,742
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%	03/01/2022			250,000	243,170
Statoil ASA (Norway)
5.100%	08/17/2040			300,000	329,931
3.150%	01/23/2022			500,000	514,049
2.650%	01/15/2024			300,000	292,573
1.250%	11/09/2017			500,000	499,722
1.150%	05/15/2018	†		300,000	297,935
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032			500,000	558,851
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043			200,000	158,299
3.450%	01/15/2023			200,000	178,838
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028			350,000	368,328
Texas Eastern Transmission LP
7.000%	07/15/2032			150,000	170,705
Total Capital International SA (France)
3.700%	01/15/2024			250,000	265,210
2.875%	02/17/2022			400,000	410,796
2.100%	06/19/2019			300,000	305,120
Total Capital SA (France)
4.450%	06/24/2020			300,000	329,891
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067		#	1,000,000	680,000
5.850%	03/15/2036			500,000	512,010
3.750%	10/16/2023			400,000	395,056
Valero Energy Corp.
6.625%	06/15/2037			500,000	543,924
6.125%	06/15/2017			250,000	260,952
Western Gas Partners LP
2.600%	08/15/2018			250,000	237,711
Williams Partners LP
6.300%	04/15/2040			100,000	82,806
5.250%	03/15/2020			100,000	95,914
4.500%	11/15/2023			350,000	297,803
4.125%	11/15/2020			300,000	272,754
4.000%	09/15/2025			70,000	56,434
Williams Partners LP/ACMP Finance Corp.
4.875%	05/15/2023			350,000	304,337

					34,992,406

Pharmaceuticals—1.0%
AbbVie, Inc.
4.700%	05/14/2045			220,000	234,884
4.500%	05/14/2035			230,000	239,730
4.400%	11/06/2042			300,000	304,279
3.600%	05/14/2025			390,000	410,167
2.900%	11/06/2022			300,000	305,756
2.500%	05/14/2020			420,000	427,999
2.000%	11/06/2018			300,000	303,340
1.750%	11/06/2017			300,000	301,506
Actavis Funding SCS (Luxembourg)
4.750%	03/15/2045			500,000	527,943
4.550%	03/15/2035			300,000	310,061
3.000%	03/12/2020			560,000	577,196

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.350%	03/12/2018			$300,000	$303,687
1.300%	06/15/2017			300,000	299,024
Actavis, Inc.
6.125%	08/15/2019			500,000	560,649
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017			250,000	266,744
4.000%	09/18/2042			300,000	302,550
3.375%	11/16/2025			255,000	264,463
2.375%	11/16/2020			270,000	275,640
Bristol-Myers Squibb Co.
3.250%	08/01/2042			200,000	186,714
Eli Lilly & Co.
3.700%	03/01/2045			500,000	510,160
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022			300,000	314,506
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023			1,200,000	1,245,560
Johnson & Johnson
4.950%	05/15/2033			200,000	242,699
4.850%	05/15/2041			200,000	243,812
3.700%	03/01/2046			170,000	178,974
3.550%	05/15/2021			200,000	218,467
Merck & Co., Inc.
6.550%	09/15/2037			200,000	271,641
6.500%	12/01/2033			250,000	340,687
3.600%	09/15/2042			200,000	200,682
2.400%	09/15/2022			200,000	204,121
1.100%	01/31/2018			200,000	200,631
Merck Sharp & Dohme Corp.
5.000%	06/30/2019			500,000	558,460
Mylan NV (Netherlands)
3.750%	12/15/2020		^	500,000	512,121
Mylan, Inc.
5.400%	11/29/2043			250,000	249,410
Novartis Capital Corp.
4.400%	05/06/2044			230,000	264,117
4.000%	11/20/2045			500,000	536,526
3.400%	05/06/2024			500,000	536,953
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019			500,000	553,725
Perrigo Co. plc (Ireland)
2.300%	11/08/2018			300,000	299,899
Pfizer, Inc.
4.400%	05/15/2044			350,000	396,684
3.400%	05/15/2024	†		350,000	375,775
3.000%	06/15/2023			1,000,000	1,056,316
Pharmacia LLC
6.500%	12/01/2018			350,000	396,903
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036			13,000	15,437
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020			200,000	199,727
Wyeth LLC
6.500%	02/01/2034			250,000	331,541
Zoetis, Inc.
4.700%	02/01/2043			200,000	188,781
3.250%	02/01/2023			300,000	297,116

					17,343,763

Professional Services—0.0%
Verisk Analytics, Inc.
4.000%	06/15/2025			496,000	500,602

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020	$500,000	$499,529
American Tower Corp.
4.500%	01/15/2018	500,000	521,223
3.500%	01/31/2023	400,000	404,401
AvalonBay Communities, Inc. MTN
3.625%	10/01/2020	300,000	313,551
2.850%	03/15/2023	300,000	298,825
Boston Properties LP
4.125%	05/15/2021	300,000	321,848
3.125%	09/01/2023	450,000	453,215
Brandywine Operating Partnership LP
3.950%	02/15/2023	300,000	298,105
CBL & Associates LP
4.600%	10/15/2024	400,000	364,753
CubeSmart LP
4.375%	12/15/2023	300,000	316,212
DDR Corp.
4.625%	07/15/2022	200,000	212,467
Duke Realty LP
3.875%	10/15/2022	200,000	204,213
ERP Operating LP
3.000%	04/15/2023	200,000	203,207
Federal Realty Investment Trust
2.750%	06/01/2023	200,000	197,678
HCP, Inc.
4.250%	11/15/2023	400,000	402,201
HCP, Inc. MTN
6.700%	01/30/2018	250,000	269,326
Highwoods Realty LP
3.200%	06/15/2021	400,000	399,366
Hospitality Properties Trust
5.000%	08/15/2022	300,000	312,244
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	337,043
Kimco Realty Corp.
3.125%	06/01/2023	200,000	198,295
Lexington Realty Trust
4.400%	06/15/2024	200,000	201,890
Liberty Property LP
3.375%	06/15/2023	300,000	296,849
National Retail Properties, Inc.
3.900%	06/15/2024	400,000	410,700
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	350,000	357,040
Realty Income Corp.
5.875%	03/15/2035	200,000	228,741
2.000%	01/31/2018	100,000	100,424
Regency Centers LP
3.750%	06/15/2024	200,000	204,729
Simon Property Group LP
4.750%	03/15/2042	400,000	436,331
4.375%	03/01/2021	400,000	440,648
Ventas Realty LP
1.250%	04/17/2017	500,000	498,047
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	423,654
Vornado Realty LP
2.500%	06/30/2019	250,000	252,261
Weingarten Realty Investors
3.375%	10/15/2022	170,000	169,430
Welltower, Inc.
6.125%	04/15/2020	300,000	338,559

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.500%	01/15/2024		$200,000	$207,948
Weyerhaeuser Co.
7.375%	03/15/2032		300,000	367,355
WP Carey, Inc.
4.600%	04/01/2024		350,000	356,612

				11,818,920

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025		300,000	305,612

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030		300,000	433,911
5.650%	05/01/2017		500,000	524,453
5.150%	09/01/2043		350,000	410,222
3.450%	09/15/2021		200,000	213,970
3.000%	04/01/2025		300,000	309,263
Canadian National Railway Co. (Canada)
2.950%	11/21/2024		100,000	103,221
2.250%	11/15/2022		300,000	300,422
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019		300,000	344,062
3.700%	02/01/2026		160,000	163,626
CSX Corp.
7.375%	02/01/2019		300,000	345,461
6.000%	10/01/2036		334,000	398,723
4.500%	08/01/2054		500,000	496,851
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	336,433
4.800%	08/15/2043		350,000	378,451
3.850%	01/15/2024		200,000	212,923
3.250%	12/01/2021		200,000	207,276
Ryder System, Inc. MTN
2.350%	02/26/2019		400,000	399,876
Union Pacific Corp.
4.821%	02/01/2044		557,000	627,937
3.750%	03/15/2024		500,000	545,732

				6,752,813

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.900%	07/29/2045		300,000	337,286
4.800%	10/01/2041		300,000	336,189
4.250%	12/15/2042		200,000	206,928
3.300%	10/01/2021	†	300,000	322,496
1.350%	12/15/2017		400,000	403,351
KLA-Tencor Corp.
3.375%	11/01/2019		350,000	355,941
QUALCOMM, Inc.
4.800%	05/20/2045		140,000	139,006
4.650%	05/20/2035		100,000	102,839
3.450%	05/20/2025		250,000	259,042
2.250%	05/20/2020		340,000	348,741
Texas Instruments, Inc.
1.650%	08/03/2019		275,000	278,321
Xilinx, Inc.
2.125%	03/15/2019		150,000	150,874

				3,241,014

Software—0.4%
Microsoft Corp.
4.750%	11/03/2055		90,000	100,296
4.500%	10/01/2040		300,000	332,998
4.450%	11/03/2045		277,000	308,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.200%	11/03/2035			$295,000	$316,838
3.750%	02/12/2045			300,000	297,944
3.625%	12/15/2023			750,000	822,176
2.700%	02/12/2025			300,000	306,903
2.000%	11/03/2020			270,000	276,807
1.850%	02/12/2020			300,000	306,686
Oracle Corp.
5.750%	04/15/2018			500,000	546,848
5.375%	07/15/2040			500,000	595,313
4.500%	07/08/2044			350,000	376,628
3.900%	05/15/2035			280,000	279,918
2.800%	07/08/2021			350,000	366,673
2.500%	10/15/2022			400,000	407,367
2.250%	10/08/2019			1,000,000	1,032,182

					6,673,597

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018			200,000	214,781
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†		500,000	505,483
Gap, Inc. (The)
5.950%	04/12/2021			200,000	216,924
Home Depot, Inc. (The)
5.875%	12/16/2036			550,000	717,080
2.000%	06/15/2019			400,000	410,681
2.000%	04/01/2021			450,000	454,826
Lowe’s Cos., Inc.
5.800%	04/15/2040			300,000	383,632
4.250%	09/15/2044			400,000	430,816
Staples, Inc.
4.375%	01/12/2023	†		170,000	170,631
TJX Cos., Inc. (The)
2.750%	06/15/2021			300,000	311,496

					3,816,350

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc.
4.650%	02/23/2046			215,000	235,289
4.375%	05/13/2045			450,000	472,361
3.850%	05/04/2043			300,000	292,422
3.450%	05/06/2024			400,000	427,075
3.200%	05/13/2025			350,000	367,117
2.850%	05/06/2021			500,000	524,637
2.400%	05/03/2023			300,000	302,118
2.250%	02/23/2021			360,000	367,026
2.000%	05/06/2020	†		440,000	448,546
1.050%	05/05/2017			500,000	501,977
1.000%	05/03/2018			200,000	200,474
EMC Corp.
1.875%	06/01/2018			500,000	489,148
Hewlett Packard Enterprise Co.
6.350%	10/15/2045		^	400,000	394,406
4.900%	10/15/2025		^	290,000	299,012
3.600%	10/15/2020		^	430,000	447,590
2.850%	10/05/2018		^	440,000	447,658
HP, Inc.
6.000%	09/15/2041			200,000	180,431
4.650%	12/09/2021			300,000	317,900
3.750%	12/01/2020	†		81,000	83,901
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023			400,000	331,822

					7,130,910

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		$300,000	$299,437
2.250%	05/01/2023		300,000	307,626

				607,063

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	359,776
2.350%	09/10/2019		400,000	401,694
BPCE SA (France)
4.000%	04/15/2024	†	750,000	796,819
Santander Bank NA
2.000%	01/12/2018		300,000	297,567

				1,855,856

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		97,000	171,098
9.250%	08/06/2019		524,000	647,949
4.250%	08/09/2042		450,000	469,770
4.000%	01/31/2024		500,000	551,288
Philip Morris International, Inc.
5.650%	05/16/2018		1,500,000	1,640,447
4.375%	11/15/2041		200,000	213,965
2.900%	11/15/2021		200,000	211,570
2.750%	02/25/2026		285,000	290,127
Reynolds American, Inc.
6.875%	05/01/2020		300,000	353,828
6.150%	09/15/2043		300,000	370,407
4.450%	06/12/2025		400,000	440,916
3.250%	06/12/2020		270,000	282,630

				5,643,995

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022		140,000	139,566
3.375%	01/15/2019	†	200,000	199,875
GATX Corp.
4.750%	06/15/2022		300,000	319,587

				659,028

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	356,629
5.000%	03/30/2020		400,000	443,395
3.125%	07/16/2022		500,000	514,655
Rogers Communications, Inc. (Canada)
7.500%	08/15/2038		120,000	155,709
6.800%	08/15/2018		200,000	222,804
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	490,529
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	316,899
6.150%	02/27/2037		200,000	225,830
1.500%	02/19/2018		300,000	299,820

				3,026,270

TOTAL CORPORATE OBLIGATIONS
(Cost $415,157,325)				424,646,608

MORTGAGE-BACKED SECURITIES—30.0%
Commercial Mortgage-Backed Securities—1.2%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		1,689,204	1,746,969

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		$1,000,000	$1,029,468
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		336,734	331,807
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	693,297
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		1,000,000	1,021,518
COMM Mortgage Trust, Series 2013-CR11, Class B
5.162%	10/10/2046	#	500,000	561,501
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	551,661
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	549,009
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047		709,464	705,232
COMM Mortgage Trust, Series 2015-CR22, Class A2
2.856%	03/10/2048		216,000	223,286
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048		1,000,000	1,036,556
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		797,644	829,511
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,056,273
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	441,822	459,189
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4
5.882%	02/15/2051	#	1,000,000	1,033,397
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045		500,000	535,697
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047		1,000,000	1,078,656
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047		500,000	539,290
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045		500,000	514,533
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046		700,000	725,966
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046		800,000	827,994
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047		1,000,000	1,097,052
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049		550,000	572,080
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045		500,000	512,498
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.477%	08/15/2050		1,000,000	1,060,809
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A3
3.290%	05/15/2048		1,000,000	1,038,423

				20,331,672

U.S. Government Agency Mortgage-Backed Securities—28.8%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 - 10/01/2029		127,233	151,807

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
7.000%	07/01/2030 09/01/2036	-		$187,639	$206,033
6.500%	11/01/2016 01/01/2039	-		687,920	806,870
6.254%	01/01/2037		#	62,302	63,294
6.000%	11/01/2016 10/01/2038	-		1,885,324	2,153,829
5.689%	02/01/2037		#	32,892	34,695
5.500%	02/01/2018 08/01/2039	-		3,745,877	4,194,135
5.000%	08/01/2017 07/01/2041	-		6,648,351	7,318,025
4.500%	08/01/2018 02/01/2045	-		11,015,643	11,983,015
4.000%	07/01/2018 10/01/2045	-		23,064,028	24,660,706
3.500%	06/01/2022 02/01/2046	-		27,356,096	28,715,530
3.000%	10/01/2026 01/01/2046	-		29,932,413	30,905,875
2.924%	06/01/2041		#	46,537	49,191
2.667%	01/01/2042		#	164,676	174,216
2.500%	08/01/2027 07/01/2043	-		9,249,951	9,516,084
2.412%	10/01/2043		#	547,463	561,800
2.145%	08/01/2043		#	667,554	683,678
2.000%	08/01/2029			967,172	982,189
Federal Home Loan Mortgage Corp. TBA
5.000%- 3.000%	04/15/2031 05/15/2046	-		6,800,000	7,048,567
2.500%	04/15/2031			150,000	153,993
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		14,467	15,574
7.000%	03/01/2030 04/01/2038	-		415,462	475,279
6.500%	02/01/2017 10/01/2039	-		696,484	820,449
6.000%	06/01/2016 11/01/2039	-		2,634,727	3,008,922
5.500%	01/01/2018 09/01/2041	-		7,721,693	8,690,066
5.000%	03/01/2018 12/01/2043	-		9,344,865	10,332,196
4.500%	03/01/2018 02/01/2045	-		17,996,017	19,598,011
4.000%	08/01/2018 09/01/2045	-		26,884,212	28,781,505
3.584%	08/01/2040		#	75,094	79,301
3.511%	02/01/2041		#	80,990	85,264
3.500%	09/01/2025 11/01/2045	-		34,142,261	35,936,336
3.416%	05/01/2041		#	107,099	112,912
3.000%	09/01/2021 03/01/2046	-		40,870,571	42,285,013
2.936%	05/01/2042		#	216,766	225,068
2.907%	02/01/2037		#	60,079	63,473
2.823%	01/01/2042		#	306,109	320,504
2.680%	12/01/2043		#	47,380	49,399
2.500%	08/01/2027 01/01/2046	-		12,924,915	13,264,113
2.465%	06/01/2040		#	75,029	79,545
2.000%	09/01/2029 05/01/2030	-		1,508,274	1,524,668

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association - ACES, Series 2012-M5, Class A2
2.715%	02/25/2022			$1,000,000	$1,040,802
Federal National Mortgage Association - ACES, Series 2013-M14, Class APT
2.505%	04/25/2023		#	910,580	932,877
Federal National Mortgage Association - ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024		#	640,000	687,990
Federal National Mortgage Association - ACES, Series 2015-M1, Class A2
2.532%	09/25/2024			1,500,000	1,528,131
Federal National Mortgage Association TBA
6.500%- 4.000%	04/25/2031 05/25/2046	-		11,125,000	11,831,409
3.500%	04/25/2031 05/25/2046	-		24,450,000	25,633,421
3.000%	05/25/2031 05/25/2046	-		7,425,000	7,617,451
2.500%	04/25/2031			600,000	615,985
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.184%	12/25/2020		#	900,000	1,003,781
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021			1,500,000	1,652,359
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021			575,000	608,671
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2
3.320%	02/25/2023		#	1,000,000	1,085,173
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023			406,661	427,839
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023		#	865,000	938,893
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023		#	800,000	854,343
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019			384,820	390,140
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		200,374	249,451
6.500%	03/15/2026 01/15/2039	-		573,547	658,908
6.000%	02/15/2033 12/15/2039	-		1,267,039	1,434,478
5.500%	01/15/2024 07/20/2040	-		2,646,728	2,996,619
5.000%	03/20/2033 03/20/2045	-		7,918,132	8,801,185
4.500%	04/20/2026 10/20/2045	-		14,079,749	15,252,676
4.000%	08/15/2024 11/20/2045	-		24,795,723	26,569,079
3.500%	12/15/2025 12/20/2045	-		19,185,146	20,316,976
3.500%	03/20/2041 05/20/2041	-	#	432,025	444,205
3.000%	11/20/2041 07/20/2042	-	#	595,127	613,310
3.000%	04/15/2027 01/20/2046	-		20,433,063	21,223,296

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
2.500%	12/20/2027 06/20/2045	-		$1,467,245	$1,496,122
2.500%	01/20/2043 11/20/2043	-	#	244,375	251,237
Government National Mortgage Association TBA
5.000%- 3.500%	04/15/2046 05/15/2046	-		25,300,000	26,659,495
3.000%	04/15/2046 05/15/2046	-		6,200,000	6,422,367

					486,349,799

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $494,906,946)					506,681,471

U.S. TREASURY OBLIGATIONS—35.9%
U.S. Treasury Bonds—6.3%
U.S. Treasury Bond
9.125%	05/15/2018			1,060,000	1,248,191
8.875%	02/15/2019			2,035,000	2,501,699
8.500%	02/15/2020			951,000	1,220,827
7.625%	11/15/2022			1,750,000	2,430,517
7.250%	08/15/2022			2,720,000	3,681,670
7.125%	02/15/2023			2,400,000	3,282,797
6.375%	08/15/2027			1,070,000	1,563,642
6.250%	08/15/2023			1,850,000	2,456,706
6.125%	11/15/2027 08/15/2029	-		1,752,000	2,545,878
5.375%	02/15/2031			954,000	1,368,356
5.250%	02/15/2029			500,000	686,709
4.750%	02/15/2041			1,123,000	1,595,537
4.625%	02/15/2040			2,183,000	3,040,722
4.500%	05/15/2038			1,920,000	2,639,363
4.375%	11/15/2039 05/15/2041	-		5,305,000	7,149,808
4.250%	05/15/2039 11/15/2040	-		4,713,000	6,239,488
3.875%	08/15/2040			1,850,000	2,319,256
3.750%	11/15/2043			1,940,000	2,410,184
3.625%	08/15/2043 02/15/2044	-		8,290,000	10,064,339
3.500%	02/15/2039			950,000	1,130,834
3.375%	05/15/2044			2,985,000	3,461,200
3.125%	11/15/2041 08/15/2044	-		10,690,000	11,854,602
3.000%	05/15/2042 11/15/2045	-		12,191,000	13,167,731
2.875%	05/15/2043 08/15/2045	-		6,740,000	7,097,332
2.750%	08/15/2042 11/15/2042	-		5,573,000	5,750,693
2.500%	02/15/2045 02/15/2046	-		5,920,000	5,773,635

					106,681,716

U.S. Treasury Notes—29.6%
U.S. Treasury Note
4.750%	08/15/2017			3,849,000	4,061,896
4.500%	05/15/2017			1,000,000	1,042,832
4.250%	11/15/2017			2,430,000	2,567,732
4.000%	08/15/2018			1,750,000	1,886,822
3.875%	05/15/2018			590,000	629,583
3.750%	11/15/2018			2,350,000	2,530,978
3.625%	08/15/2019 02/15/2021	-		10,290,000	11,375,785

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.500%	02/15/2018 05/15/2020	-		$5,851,000	$6,308,105
3.375%	11/15/2019			2,690,000	2,917,179
3.125%	04/30/2017 05/15/2021	-		6,748,000	7,256,472
2.875%	03/31/2018			1,060,000	1,104,574
2.750%	05/31/2017 02/15/2024	-		16,294,000	17,258,292
2.625%	01/31/2018 11/15/2020	-		11,670,000	12,362,856
2.500%	06/30/2017 05/15/2024	-		16,035,000	16,923,604
2.375%	07/31/2017 08/15/2024	-		11,129,000	11,578,011
2.250%	03/31/2021 11/15/2025	-		24,173,000	25,252,474
2.125%	08/31/2020 05/15/2025	-		25,334,000	26,307,632
2.000%	07/31/2020 08/15/2025	-		50,283,000	51,781,039
1.875%	08/31/2017 11/30/2021	-		15,662,000	16,009,542
1.750%	09/30/2019 05/15/2023	-		21,222,000	21,649,860
1.625%	02/15/2026		†	4,000,000	3,942,032
1.625%	03/31/2019 08/15/2022	-		26,725,000	27,271,059
1.500%	08/31/2018 03/31/2023	-		35,502,000	35,977,037
1.375%	06/30/2018 01/31/2021	-		41,468,000	41,941,286
1.250%	10/31/2018 03/31/2021	-		25,478,000	25,702,061
1.125%	01/15/2019 02/28/2021	-		13,020,000	13,057,433
1.000%	09/15/2017 11/30/2019	-		32,939,000	33,076,400
0.875%	04/30/2017 07/31/2019	-		26,743,000	26,805,677
0.750%	06/30/2017 02/15/2019	-		22,405,000	22,405,831
0.625%	05/31/2017 04/30/2018	-		25,805,000	25,770,218
0.500%	07/31/2017			2,510,000	2,504,167

					499,258,469

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $594,233,953)					605,940,185

GOVERNMENT RELATED OBLIGATIONS—7.6%
U.S. Government Agencies—2.7%
Federal Home Loan Bank
5.500%	07/15/2036			500,000	690,223
4.875%	09/08/2017			1,250,000	1,323,128
1.625%	06/14/2019		†	1,000,000	1,020,360
1.000%	12/19/2017			1,000,000	1,004,091
0.750%	08/28/2017			1,250,000	1,250,806
0.625%	05/30/2017			2,000,000	1,999,094
Federal Home Loan Bank, Series 1
1.000%	06/21/2017			1,500,000	1,505,936
0.875%	05/24/2017			260,000	260,636
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031			400,000	604,841
6.250%	07/15/2032			650,000	952,051

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
5.125%	11/17/2017			$800,000	$856,421
4.875%	06/13/2018		†	1,000,000	1,088,292
3.750%	03/27/2019			500,000	541,259
2.375%	01/13/2022			1,000,000	1,049,227
1.375%	05/01/2020			1,000,000	1,008,447
1.250%	05/12/2017 10/02/2019	-		3,000,000	3,019,742
1.200%	06/12/2018			200,000	200,065
1.020%	04/30/2018			825,000	825,464
1.000%	12/15/2017			1,000,000	1,004,172
Federal National Mortgage Association
7.125%	01/15/2030			700,000	1,073,198
6.625%	11/15/2030			500,000	744,236
6.250%	05/15/2029			540,000	771,285
6.000%	04/18/2036			250,000	250,635
5.000%	05/11/2017			650,000	681,104
3.000%	03/01/2028			600,000	600,421
2.625%	09/06/2024			500,000	527,609
2.570%	10/09/2019			1,000,000	950,579
1.875%	09/18/2018 02/19/2019	-		2,000,000	2,052,239
1.750%	11/26/2019			750,000	767,832
1.625%	04/26/2018 11/27/2018	-		1,500,000	1,520,572
1.250%	02/26/2019			1,250,000	1,250,169
1.125%	04/27/2017 04/30/2018	-		1,500,000	1,502,520
1.070%	07/28/2017 09/27/2017	-		1,125,000	1,125,332
1.000%	12/28/2017 02/15/2018	-		970,000	970,132
0.950%	08/23/2017			750,000	749,666
0.875%	10/26/2017 05/21/2018	-		4,000,000	4,008,588
Federal National Mortgage Association, Series 1
1.000%	04/30/2018			500,000	500,118
Financing Corp.
8.600%	09/26/2019			500,000	628,285
Financing Corp., Series E
9.650%	11/02/2018			500,000	610,727
Israel Government AID Bond (Israel)
5.500%	04/26/2024			350,000	437,171
Tennessee Valley Authority
5.250%	09/15/2039			500,000	639,548
3.500%	12/15/2042			500,000	499,891
1.750%	10/15/2018			500,000	509,805
Tennessee Valley Authority, Series E
6.250%	12/15/2017			1,200,000	1,307,969

					44,883,886

Non-U.S. Government Agencies—1.1%
Export Development Canada (Canada)
1.750%	08/19/2019			500,000	509,952
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022			400,000	461,839
3.250%	08/12/2026			500,000	530,048
2.250%	01/21/2020			300,000	303,247
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018			350,000	355,164
Japan Bank for International Cooperation (Japan)
1.750%	07/31/2018			500,000	503,791
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025			500,000	493,482

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.125%	07/19/2017			$500,000	$499,178
KFW (Germany)
4.500%	07/16/2018			500,000	539,149
4.000%	01/27/2020			300,000	329,026
2.125%	01/17/2023			500,000	511,711
2.000%	10/04/2022 05/02/2025	-		1,230,000	1,237,028
1.875%	04/01/2019 06/30/2020	-		1,600,000	1,632,222
1.625%	03/15/2021			520,000	522,092
0.750%	03/17/2017			2,000,000	1,999,004
0.000%	04/18/2036			750,000	425,788
KFW MTN (Germany)
4.375%	03/15/2018			500,000	532,933
2.750%	09/08/2020 10/01/2020	-		1,000,000	1,056,804
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017			300,000	308,206
3.750%	01/22/2024			750,000	812,211
2.875%	08/22/2018			350,000	360,561
Landwirtschaftliche Rentenbank (Germany)
1.750%	04/15/2019			250,000	254,656
Oesterreichische Kontrollbank AG (Austria)
1.625%	03/12/2019			350,000	355,092
1.500%	10/21/2020			180,000	180,033
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		†	1,000,000	1,116,450
6.625%	06/15/2035			500,000	482,500
5.625%	01/23/2046			250,000	211,038
5.500%	01/21/2021		†	500,000	519,687
5.500%	06/27/2044			800,000	668,720
4.875%	01/18/2024			500,000	491,375
Svensk Exportkredit AB (Sweden)
1.875%	06/17/2019			500,000	509,284

					18,712,271

Sovereign Debt—1.3%
Canada Government International Bond (Canada)
1.625%	02/27/2019			750,000	764,244
Chile Government International Bond (Chile)
3.875%	08/05/2020			150,000	162,900
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		†	200,000	263,700
8.125%	05/21/2024		†	200,000	250,100
7.375%	09/18/2037			200,000	237,500
6.125%	01/18/2041			500,000	527,500
5.625%	02/26/2044			500,000	500,000
Finland Government International Bond (Finland)
6.950%	02/15/2026			150,000	207,043
Israel Government International Bond (Israel)
4.000%	06/30/2022			400,000	438,967
Italy Government International Bond (Italy)
6.875%	09/27/2023			450,000	567,804
5.375%	06/15/2033			300,000	352,737
Korea International Bond (Korea, Republic of)
3.875%	09/11/2023			250,000	280,263
Mexico Government International Bond (Mexico)
6.050%	01/11/2040			500,000	588,125
3.625%	03/15/2022			300,000	310,500
Mexico Government International Bond MTN (Mexico)
8.300%	08/15/2031			550,000	822,250
5.950%	03/19/2019			1,000,000	1,116,250
4.750%	03/08/2044			800,000	800,000

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
3.500%	01/21/2021		†	$500,000	$518,750
Panama Government International Bond (Panama)
6.700%	01/26/2036		†	288,000	368,640
5.200%	01/30/2020			450,000	497,250
3.750%	03/16/2025			300,000	309,000
Peruvian Government International Bond (Peru)
7.350%	07/21/2025			400,000	527,000
6.550%	03/14/2037		†	500,000	625,000
Philippine Government International Bond (Philippines)
10.625%	03/16/2025			600,000	985,525
9.500%	02/02/2030			400,000	677,203
6.500%	01/20/2020			300,000	354,108
5.000%	01/13/2037			500,000	629,756
Poland Government International Bond (Poland)
6.375%	07/15/2019			500,000	569,002
5.125%	04/21/2021			1,300,000	1,455,468
South Africa Government International Bond (South Africa)
6.875%	05/27/2019			500,000	550,255
5.375%	07/24/2044		†	300,000	297,849
4.665%	01/17/2024			400,000	403,968
Turkey Government International Bond (Turkey)
8.000%	02/14/2034			600,000	786,126
7.500%	11/07/2019			500,000	571,287
5.750%	03/22/2024			350,000	380,336
4.875%	04/16/2043			1,000,000	931,250
4.250%	04/14/2026			280,000	273,208
3.250%	03/23/2023			800,000	755,807
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022			330,815	413,932
4.375%	10/27/2027			260,000	267,800
4.125%	11/20/2045			200,000	172,000

					21,510,403

Supranational—1.5%
Asian Development Bank MTN
2.125%	11/24/2021		†	400,000	412,161
2.000%	01/22/2025			250,000	251,409
1.875%	02/18/2022			500,000	506,577
1.750%	09/11/2018			500,000	509,281
1.500%	01/22/2020			250,000	252,577
1.375%	03/23/2020			300,000	300,692
1.125%	03/15/2017			500,000	501,590
Council Of Europe Development Bank
1.750%	11/14/2019			400,000	407,042
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022		†	400,000	405,372
1.750%	06/14/2019			500,000	509,074
European Investment Bank
5.125%	05/30/2017			500,000	524,584
4.875%	02/15/2036			350,000	452,636
2.875%	09/15/2020			1,250,000	1,327,697
2.500%	04/15/2021			500,000	523,854
2.000%	03/15/2021			735,000	752,556
1.875%	03/15/2019			1,500,000	1,531,409
1.750%	03/15/2017			500,000	504,509
1.375%	06/15/2020			580,000	579,650
1.250%	05/15/2018			300,000	301,616
1.125%	09/15/2017			500,000	501,947
1.000%	03/15/2018 06/15/2018	-		900,000	898,984
European Investment Bank MTN
1.625%	12/18/2018			1,000,000	1,014,372

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Inter-American Development Bank
3.000%	02/21/2024			$250,000	$271,949
2.125%	01/15/2025			250,000	253,791
1.750%	08/24/2018			400,000	408,225
1.125%	03/15/2017			500,000	501,473
Inter-American Development Bank MTN
3.875%	02/14/2020			400,000	437,714
1.875%	06/16/2020			750,000	764,269
1.250%	01/16/2018			450,000	452,949
0.875%	03/15/2018			1,000,000	1,000,178
International Bank for Reconstruction & Development
1.875%	10/07/2019 10/07/2022	-		680,000	694,751
1.125%	07/18/2017		†	750,000	755,319
1.000%	10/05/2018			490,000	491,737
0.875%	04/17/2017			700,000	701,121
International Bank for Reconstruction & Development, Series GDIF
2.500%	07/29/2025			800,000	839,128
1.875%	03/15/2019			500,000	513,023
1.625%	02/10/2022			400,000	399,775
1.375%	04/10/2018			500,000	505,393
1.000%	11/15/2017			1,060,000	1,064,667
International Finance Corp.
1.750%	09/16/2019			500,000	510,072
International Finance Corp. MTN
2.125%	11/17/2017			500,000	509,901
1.250%	07/16/2018			500,000	502,351
Nordic Investment Bank
1.125%	03/19/2018			300,000	301,161

					24,848,536

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050			200,000	279,038
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049			200,000	282,346
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034			400,000	595,776
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044			350,000	318,027
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028			400,000	434,808
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037			100,000	125,026
City of New York General Obligation Bonds, Series H1 (New York)
5.846%	06/01/2040			200,000	262,832
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034			400,000	447,156
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048			300,000	378,957
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042			200,000	271,956

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	$300,000	$388,209
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	356,364
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114	355,000	376,996
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	202,798
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	245,460
5.750%	07/01/2034	300,000	376,101
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	363,147
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	404,199
6.548%	11/15/2031	200,000	263,296
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	373,881
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	242,460
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	720,140
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	396,414
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	254,360
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	241,598
Ohio State University (The), Series 2016 A (Ohio)
4.048%	12/01/2056	300,000	315,330
3.798%	12/01/2046	300,000	309,660
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	356,610
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	234,654
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	395,736
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	324,245
4.458%	10/01/2062	200,000	209,326
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	256,596
State of California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	766,020
7.300%	10/01/2039	200,000	293,428

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040		$600,000	$918,828
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	247,204
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	341,352
State of Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035		100,000	109,356
5.100%	06/01/2033		500,000	468,075
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	354,345
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025		300,000	331,176
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043		200,000	257,276
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048		300,000	407,520
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019		300,000	305,682

				15,803,764

Non-U.S. Regional Authority Bonds—0.1%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	346,103
Province of Ontario (Canada)
4.400%	04/14/2020		200,000	221,791
2.500%	09/10/2021		400,000	413,182
1.200%	02/14/2018		400,000	399,530
Province of Quebec (Canada)
2.750%	08/25/2021		300,000	314,609
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024	†	700,000	729,768

				2,424,983

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $124,602,371)				128,183,843

ASSET-BACKED SECURITIES—0.6%
Automobiles—0.3%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3
0.900%	09/10/2018		206,778	206,605
AmeriCredit Automobile Receivables Trust
Series 2014-4, Class A3
1.270%	07/08/2019		1,000,000	999,904
CarMax Auto Owner Trust
Series 2013-2, Class A4
0.840%	11/15/2018		575,000	573,020
CarMax Auto Owner Trust
Series 2014-1, Class A3
0.790%	10/15/2018		174,021	173,777
Fifth Third Auto Trust
Series 2014-3, Class A4
1.470%	05/17/2021		500,000	500,968

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Ford Credit Auto Owner Trust
Series 2013-C, Class A4
1.250%	10/15/2018			$500,000	$501,024
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4
1.040%	02/18/2020			300,000	300,026
Honda Auto Receivables Owner Trust
Series 2014-4, Class A3
0.990%	09/17/2018			500,000	499,940
Volkswagen Auto Lease Trust
Series 2015-A, Class A4
1.420%	07/22/2019			1,000,000	997,838

					4,753,102

Credit Card—0.3%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.200%	12/15/2022			500,000	508,275
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020			1,500,000	1,597,279
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.880%	01/23/2023			500,000	523,452
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.020%	02/22/2019			1,000,000	1,000,459
Citibank Credit Card Issuance Trust
Series 2014-A5, Class A5
2.680%	06/07/2023			1,000,000	1,029,029

					4,658,494

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A2
3.460%	08/15/2019			266,189	273,164

TOTAL ASSET-BACKED SECURITIES
(Cost $9,764,782)					9,684,760

				Shares	Value
MONEY MARKET FUNDS—6.4%
Institutional Money Market Funds—6.4%
Dreyfus Institutional Cash Advantage Fund, 0.38%		†	†	¥2,250,000	2,250,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%		†	†	¥2,594,509	2,594,509
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		¥		94,457,427	94,457,427
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		†	†	¥2,250,000	2,250,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%		†	†	¥2,250,000	2,250,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%		†	†	¥2,250,000	2,250,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	2,250,000	$2,250,000

TOTAL MONEY MARKET FUNDS
(Cost $108,301,936)			108,301,936

TOTAL INVESTMENTS—105.7%
(Cost $1,746,967,313)			1,783,438,803
Other assets less liabilities—(5.7%)			(96,783,324)

NET ASSETS—100.0%			$1,686,655,479

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $8,840,524, which represents 0.5% of Net Assets. The illiquid 144A securities represented 0.5% of Net Assets, and 100.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—2.4%
Boeing Co. (The)		32,542	$4,130,881
General Dynamics Corp.		15,195	1,996,167
Honeywell International, Inc.		40,014	4,483,569
L-3 Communications Holdings, Inc.		4,336	513,816
Lockheed Martin Corp.		13,739	3,043,189
Northrop Grumman Corp.		9,595	1,898,851
Raytheon Co.		15,784	1,935,592
Rockwell Collins, Inc.		6,611	609,600
Textron, Inc.		14,553	530,602
United Technologies Corp.		40,078	4,011,808

			23,154,075

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		7,164	531,784
Expeditors International of Washington, Inc.		10,219	498,789
FedEx Corp.		13,507	2,197,859
United Parcel Service, Inc., Class B		35,571	3,751,673

			6,980,105

Airlines—0.6%
American Airlines Group, Inc.		32,300	1,324,623
Delta Air Lines, Inc.		40,731	1,982,785
Southwest Airlines Co.		33,953	1,521,094
United Continental Holdings, Inc.	*	18,717	1,120,400

			5,948,902

Auto Components—0.3%
BorgWarner, Inc.		11,867	455,693
Delphi Automotive plc (United Kingdom)		14,549	1,091,466
Goodyear Tire & Rubber Co. (The)		13,756	453,673
Johnson Controls, Inc.		32,864	1,280,710

			3,281,542

Automobiles—0.6%
Ford Motor Co.		199,652	2,695,302
General Motors Co.		73,648	2,314,757
Harley-Davidson, Inc.	†	9,634	494,513

			5,504,572

Banks—5.1%
Bank of America Corp.		537,042	7,260,808
BB&T Corp.		39,723	1,321,584
Citigroup, Inc.		153,813	6,421,693
Citizens Financial Group, Inc.		27,174	569,295
Comerica, Inc.		8,939	338,520
Fifth Third Bancorp		40,733	679,834
Huntington Bancshares, Inc./Ohio		39,801	379,702
JPMorgan Chase & Co.		190,159	11,261,216
KeyCorp		42,879	473,384
M&T Bank Corp.		8,350	926,850
People’s United Financial, Inc.	†	16,479	262,510
PNC Financial Services Group, Inc. (The)		26,273	2,221,908
Regions Financial Corp.		66,626	523,014
SunTrust Banks, Inc.		27,012	974,593
U.S. Bancorp		84,883	3,445,401
Wells Fargo & Co.		239,266	11,570,904
Zions Bancorporation	†	9,964	241,228

			48,872,444

Beverages—2.3%
Brown-Forman Corp., Class B		5,474	539,025
Coca-Cola Co. (The)		201,720	9,357,791
Coca-Cola Enterprises, Inc.		10,696	542,715

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Constellation Brands, Inc., Class A		9,094	$1,374,012
Dr. Pepper Snapple Group, Inc.		9,532	852,351
Molson Coors Brewing Co., Class B		9,354	899,668
Monster Beverage Corp.	*	7,567	1,009,286
PepsiCo, Inc.		75,224	7,708,956

			22,283,804

Biotechnology—2.6%
Alexion Pharmaceuticals, Inc.	*	11,452	1,594,347
Amgen, Inc.		38,777	5,813,836
Baxalta, Inc.		35,290	1,425,716
Biogen, Inc.	*	11,422	2,973,375
Celgene Corp.	*	40,489	4,052,544
Gilead Sciences, Inc.		70,503	6,476,406
Regeneron Pharmaceuticals, Inc.	*	3,956	1,425,901
Vertex Pharmaceuticals, Inc.	*	12,454	989,968

			24,752,093

Building Products—0.1%
Allegion plc (Ireland)		4,948	315,237
Masco Corp.		17,594	553,331

			868,568

Capital Markets—1.8%
Affiliated Managers Group, Inc.	*	2,854	463,490
Ameriprise Financial, Inc.		8,807	827,946
Bank of New York Mellon Corp. (The)		55,882	2,058,134
BlackRock, Inc.		6,553	2,231,755
Charles Schwab Corp. (The)		61,255	1,716,365
E*TRADE Financial Corp.	*	13,966	342,027
Franklin Resources, Inc.		19,802	773,268
Goldman Sachs Group, Inc. (The)		20,499	3,217,933
Invesco Ltd.		21,627	665,463
Legg Mason, Inc.		5,365	186,058
Morgan Stanley		78,893	1,973,114
Northern Trust Corp.		10,810	704,488
State Street Corp.		20,861	1,220,786
T. Rowe Price Group, Inc.		13,440	987,302

			17,368,129

Chemicals—2.0%
Air Products & Chemicals, Inc.	†	9,924	1,429,552
Airgas, Inc.		3,236	458,347
CF Industries Holdings, Inc.		12,150	380,781
Dow Chemical Co. (The)		58,196	2,959,848
E.I. Du Pont de Nemours & Co.		45,399	2,874,665
Eastman Chemical Co.		7,835	565,922
Ecolab, Inc.		13,838	1,543,214
FMC Corp.	†	6,946	280,410
International Flavors & Fragrances, Inc.		4,190	476,696
LyondellBasell Industries NV, Class A		17,991	1,539,670
Monsanto Co.		22,542	1,977,835
Mosaic Co. (The)		17,214	464,778
PPG Industries, Inc.		13,981	1,558,742
Praxair, Inc.		14,635	1,674,976
Sherwin-Williams Co. (The)		4,126	1,174,548

			19,359,984

Commercial Services & Supplies—0.4%
ADT Corp. (The)	†	8,722	359,870
Cintas Corp.		4,723	424,173
Pitney Bowes, Inc.		9,213	198,448
Republic Services, Inc.		12,282	585,237
Stericycle, Inc.	*	4,211	531,386

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tyco International plc		21,053	$772,855
Waste Management, Inc.		21,514	1,269,326

			4,141,295

Communications Equipment—1.0%
Cisco Systems, Inc.		260,716	7,422,585
F5 Networks, Inc.	*	3,617	382,859
Harris Corp.		6,565	511,151
Juniper Networks, Inc.		19,037	485,634
Motorola Solutions, Inc.		8,139	616,122

			9,418,351

Construction & Engineering—0.1%
Fluor Corp.		7,468	401,032
Jacobs Engineering Group, Inc.	*	6,681	290,957
Quanta Services, Inc.	*	8,798	198,483

			890,472

Construction Materials—0.1%
Martin Marietta Materials, Inc.		3,418	545,205
Vulcan Materials Co.		6,553	691,800

			1,237,005

Consumer Finance—0.7%
American Express Co.		42,577	2,614,228
Capital One Financial Corp.		27,588	1,912,124
Discover Financial Services		21,567	1,098,192
Navient Corp.		20,864	249,742
Synchrony Financial	*	42,670	1,222,922

			7,097,208

Containers & Packaging—0.3%
Avery Dennison Corp.		4,390	316,563
Ball Corp.	†	7,311	521,201
International Paper Co.		21,203	870,171
Owens-Illinois, Inc.	*	8,399	134,048
Sealed Air Corp.		11,004	528,302
WestRock Co.		13,312	519,568

			2,889,853

Distributors—0.1%
Genuine Parts Co.		7,586	753,745

Diversified Consumer Services—0.0%
H&R Block, Inc.		12,655	334,345

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc., Class B	*	97,064	13,771,440
CME Group, Inc.		17,261	1,657,919
Intercontinental Exchange, Inc.		6,120	1,439,057
Leucadia National Corp.		16,991	274,744
McGraw Hill Financial, Inc.		14,065	1,392,154
Moody’s Corp.		9,223	890,573
Nasdaq, Inc.		6,441	427,554

			19,853,441

Diversified Telecommunication Services—2.7%
AT&T, Inc.		318,680	12,482,696
CenturyLink, Inc.	†	27,940	892,962
Frontier Communications Corp.	†	59,001	329,816
Level 3 Communications, Inc.	*	14,862	785,457
Verizon Communications, Inc.		211,043	11,413,205

			25,904,136

Electric Utilities—2.1%
American Electric Power Co., Inc.		25,408	1,687,091
Duke Energy Corp.		35,356	2,852,522
Edison International		16,925	1,216,738
Entergy Corp.		9,470	750,782

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Eversource Energy		16,539	$964,886
Exelon Corp.		47,280	1,695,461
FirstEnergy Corp.		22,063	793,606
NextEra Energy, Inc.		23,550	2,786,907
PG&E Corp.		25,025	1,494,493
Pinnacle West Capital Corp.		5,774	433,454
PPL Corp.		34,429	1,310,712
Southern Co. (The)		46,696	2,415,584
Xcel Energy, Inc.		26,361	1,102,417

			19,504,653

Electrical Equipment—0.5%
AMETEK, Inc.		12,598	629,648
Eaton Corp. plc		24,350	1,523,336
Emerson Electric Co.		33,674	1,831,192
Rockwell Automation, Inc.		7,047	801,596

			4,785,772

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		15,691	907,254
Corning, Inc.		58,055	1,212,769
FLIR Systems, Inc.		6,510	214,504
TE Connectivity Ltd. (Switzerland)		19,300	1,195,056

			3,529,583

Energy Equipment & Services—1.0%
Baker Hughes, Inc.		22,360	980,039
Cameron International Corp.	*	9,877	662,253
Diamond Offshore Drilling, Inc.	†	2,886	62,713
FMC Technologies, Inc.	*	11,479	314,065
Halliburton Co.		43,625	1,558,285
Helmerich & Payne, Inc.	†	5,275	309,748
National Oilwell Varco, Inc.	†	19,667	611,644
Schlumberger Ltd.		65,149	4,804,739
Transocean Ltd. (Switzerland)	†	16,147	147,583

			9,451,069

Food & Staples Retailing—2.4%
Costco Wholesale Corp.		22,523	3,549,174
CVS Health Corp.		57,075	5,920,390
Kroger Co. (The)	†	50,455	1,929,904
Sysco Corp.		27,311	1,276,243
Walgreens Boots Alliance, Inc.		44,618	3,758,620
Wal-Mart Stores, Inc.		80,697	5,526,938
Whole Foods Market, Inc.		16,964	527,750

			22,489,019

Food Products—1.7%
Archer-Daniels-Midland Co.		31,614	1,147,904
Campbell Soup Co.		9,063	578,129
ConAgra Foods, Inc.		22,281	994,178
General Mills, Inc.		30,195	1,912,853
Hershey Co. (The)		7,515	692,056
Hormel Foods Corp.		13,771	595,458
J.M. Smucker Co. (The)		6,129	795,789
Kellogg Co.		13,118	1,004,183
Kraft Heinz Co. (The)		30,780	2,418,077
McCormick & Co., Inc. (Non-Voting Shares)		6,402	636,871
Mead Johnson Nutrition Co.		9,720	825,909
Mondelez International, Inc., Class A		81,423	3,266,691
Tyson Foods, Inc., Class A		15,069	1,004,500

			15,872,598

Gas Utilities—0.0%
AGL Resources, Inc.		5,784	376,770

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—2.2%
Abbott Laboratories		77,172	$3,228,105
Baxter International, Inc.		27,835	1,143,462
Becton Dickinson and Co.		10,741	1,630,699
Boston Scientific Corp.	*	69,278	1,303,119
C.R. Bard, Inc.		3,903	791,021
DENTSPLY SIRONA, Inc.	†	12,433	766,246
Edwards Lifesciences Corp.	*	11,301	996,861
Hologic, Inc.	*	10,109	348,760
Intuitive Surgical, Inc.	*	1,923	1,155,819
Medtronic plc (Ireland)		72,808	5,460,600
St. Jude Medical, Inc.		14,075	774,125
Stryker Corp.		16,166	1,734,450
Varian Medical Systems, Inc.	*	5,109	408,822
Zimmer Biomet Holdings, Inc.		9,241	985,368

			20,727,457

Health Care Providers & Services—2.6%
Aetna, Inc.		18,038	2,026,569
AmerisourceBergen Corp.		10,179	880,993
Anthem, Inc.		13,498	1,876,087
Cardinal Health, Inc.		16,640	1,363,648
Centene Corp.	*	8,808	542,309
Cigna Corp.		13,046	1,790,433
DaVita HealthCare Partners, Inc.	*	8,749	642,002
Express Scripts Holding Co.	*	34,549	2,373,171
HCA Holdings, Inc.	*	16,321	1,273,854
Henry Schein, Inc.	*	4,412	761,644
Humana, Inc.		7,597	1,389,871
Laboratory Corp. of America Holdings	*	4,918	576,045
McKesson Corp.		11,924	1,875,049
Patterson Cos., Inc.		4,744	220,738
Quest Diagnostics, Inc.		7,432	531,016
Tenet Healthcare Corp.	*	4,820	139,443
UnitedHealth Group, Inc.		49,117	6,331,181
Universal Health Services, Inc., Class B		4,489	559,868

			25,153,921

Health Care Technology—0.1%
Cerner Corp.	*	15,737	833,432

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		23,668	1,248,960
Chipotle Mexican Grill, Inc.	*	1,575	741,778
Darden Restaurants, Inc.		6,278	416,231
Marriott International, Inc., Class A	†	9,926	706,533
McDonald’s Corp.		46,801	5,881,950
Royal Caribbean Cruises Ltd.		8,768	720,291
Starbucks Corp.		76,697	4,578,811
Starwood Hotels & Resorts Worldwide, Inc.		8,825	736,270
Wyndham Worldwide Corp.		6,044	461,943
Wynn Resorts Ltd.	†	4,052	378,578
Yum! Brands, Inc.		21,284	1,742,095

			17,613,440

Household Durables—0.4%
D.R. Horton, Inc.		17,772	537,248
Garmin Ltd. (Switzerland)	†	5,744	229,530
Harman International Industries, Inc.		3,560	316,982
Leggett & Platt, Inc.		7,508	363,387
Lennar Corp., Class A	†	9,226	446,169
Mohawk Industries, Inc.	*	3,201	611,071
Newell Rubbermaid, Inc.	†	14,029	621,345

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PulteGroup, Inc.		17,082	$319,604
Whirlpool Corp.		3,887	700,982

			4,146,318

Household Products—2.0%
Church & Dwight Co., Inc.		6,759	623,045
Clorox Co. (The)		6,627	835,400
Colgate-Palmolive Co.		46,026	3,251,737
Kimberly-Clark Corp.		18,701	2,515,471
Procter & Gamble Co. (The)		137,734	11,336,885

			18,562,538

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		33,762	398,392
NRG Energy, Inc.		18,055	234,895

			633,287

Industrial Conglomerates—2.6%
3M Co.		31,417	5,235,015
Danaher Corp.		30,955	2,936,391
General Electric Co.		483,815	15,380,479
Roper Technologies, Inc.		5,017	916,957

			24,468,842

Insurance—2.6%
Aflac, Inc.		22,111	1,396,089
Allstate Corp. (The)		20,142	1,356,967
American International Group, Inc.		59,267	3,203,381
Aon plc (United Kingdom)		14,337	1,497,500
Assurant, Inc.		3,775	291,241
Chubb Ltd. (Switzerland)		23,596	2,811,463
Cincinnati Financial Corp.		7,345	480,069
Hartford Financial Services Group, Inc. (The)		21,520	991,642
Lincoln National Corp.		13,168	516,186
Loews Corp.		14,670	561,274
Marsh & McLennan Cos., Inc.		27,663	1,681,634
MetLife, Inc.		57,212	2,513,895
Principal Financial Group, Inc.		13,902	548,434
Progressive Corp. (The)		29,949	1,052,408
Prudential Financial, Inc.		23,291	1,682,076
Torchmark Corp.		6,050	327,668
Travelers Cos., Inc. (The)		15,351	1,791,615
Unum Group		13,410	414,637
Willis Towers Watson plc (United Kingdom)		7,086	840,825
XL Group plc (Ireland)		15,938	586,518

			24,545,522

Internet & Catalog Retail—1.9%
Amazon.com, Inc.	*	19,998	11,871,613
Expedia, Inc.		6,000	646,920
Netflix, Inc.	*	22,020	2,251,104
Priceline Group, Inc. (The)	*	2,577	3,321,650
TripAdvisor, Inc.	*†	5,430	361,095

			18,452,382

Internet Software & Services—4.3%
Akamai Technologies, Inc.	*	8,933	496,407
Alphabet, Inc., Class A	*	15,155	11,561,749
Alphabet, Inc., Class C	*	15,395	11,468,505
eBay, Inc.	*	56,375	1,345,108
Facebook, Inc., Class A	*	118,831	13,558,617
VeriSign, Inc.	*†	5,124	453,679
Yahoo!, Inc.	*	45,075	1,659,211

			40,543,276

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
IT Services—3.7%
Accenture plc, Class A (Ireland)		32,158	$3,711,033
Alliance Data Systems Corp.	*	3,140	690,800
Automatic Data Processing, Inc.		24,166	2,167,932
Cognizant Technology Solutions Corp., Class A	*	31,215	1,957,181
CSRA, Inc.		7,455	200,539
Fidelity National Information Services, Inc.		14,813	937,811
Fiserv, Inc.	*	11,876	1,218,240
International Business Machines Corp.		45,845	6,943,225
MasterCard, Inc., Class A		51,065	4,825,643
Paychex, Inc.		17,027	919,628
PayPal Holdings, Inc.	*	57,595	2,223,167
Teradata Corp.	*	7,538	197,797
Total System Services, Inc.		8,462	402,622
Visa, Inc., Class A		99,911	7,641,193
Western Union Co. (The)	†	26,847	517,879
Xerox Corp.		50,057	558,636

			35,113,326

Leisure Products—0.1%
Hasbro, Inc.		5,503	440,790
Mattel, Inc.	†	17,092	574,633

			1,015,423

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.		16,659	663,861
Illumina, Inc.	*	7,415	1,202,046
PerkinElmer, Inc.		6,175	305,415
Thermo Fisher Scientific, Inc.		20,357	2,882,348
Waters Corp.	*	4,378	577,546

			5,631,216

Machinery—1.2%
Caterpillar, Inc.		30,212	2,312,426
Cummins, Inc.		8,675	953,730
Deere & Co.	†	15,991	1,231,147
Dover Corp.		8,116	522,102
Flowserve Corp.	†	6,509	289,065
Illinois Tool Works, Inc.		16,887	1,729,904
Ingersoll-Rand plc		13,200	818,532
PACCAR, Inc.		18,276	999,514
Parker-Hannifin Corp.		7,411	823,214
Pentair plc (United Kingdom)		9,389	509,447
Snap-on, Inc.		2,827	443,811
Stanley Black & Decker, Inc.		7,811	821,795
Xylem, Inc.		9,173	375,176

			11,829,863

Media—3.1%
Cablevision Systems Corp., Class A		12,098	399,234
CBS Corp. (Non-Voting Shares), Class B		22,549	1,242,224
Comcast Corp., Class A		126,116	7,703,165
Discovery Communications, Inc., Class A	*†	7,206	206,308
Discovery Communications, Inc., Class C	*	13,406	361,962
Interpublic Group of Cos., Inc. (The)		20,327	466,505
News Corp., Class A		19,639	250,790
News Corp., Class B		5,363	71,060
Omnicom Group, Inc.		12,815	1,066,592
Scripps Networks Interactive, Inc., Class A	†	4,984	326,452

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TEGNA, Inc.		10,938	$256,606
Time Warner Cable, Inc.		14,666	3,000,957
Time Warner, Inc.		41,028	2,976,581
Twenty-First Century Fox, Inc., Class A		58,288	1,625,069
Twenty-First Century Fox, Inc., Class B		22,089	622,910
Viacom, Inc., Class B		18,176	750,305
Walt Disney Co. (The)		77,876	7,733,866

			29,060,586

Metals & Mining—0.3%
Alcoa, Inc.	†	66,938	641,266
Freeport-McMoRan, Inc.	†	64,604	668,006
Newmont Mining Corp.		27,043	718,803
Nucor Corp.		15,751	745,022

			2,773,097

Multiline Retail—0.7%
Dollar General Corp.		15,078	1,290,677
Dollar Tree, Inc.	*	12,085	996,529
Kohl’s Corp.		10,264	478,405
Macy’s, Inc.		16,455	725,501
Nordstrom, Inc.	†	6,882	393,719
Target Corp.		31,281	2,573,801

			6,458,632

Multi-Utilities—1.1%
Ameren Corp.		12,548	628,655
CenterPoint Energy, Inc.		21,147	442,395
CMS Energy Corp.		13,975	593,099
Consolidated Edison, Inc.		15,241	1,167,766
Dominion Resources, Inc.		30,873	2,319,180
DTE Energy Co.		9,304	843,501
NiSource, Inc.		16,565	390,271
Public Service Enterprise Group, Inc.		26,122	1,231,391
SCANA Corp.		6,829	479,054
Sempra Energy		12,141	1,263,271
TECO Energy, Inc.		11,466	315,659
WEC Energy Group, Inc.		16,548	994,038

			10,668,280

Oil, Gas & Consumable Fuels—5.6%
Anadarko Petroleum Corp.		25,994	1,210,540
Apache Corp.		18,877	921,386
Cabot Oil & Gas Corp.		23,570	535,275
California Resources Corp.		1	1
Chesapeake Energy Corp.	†	24,575	101,249
Chevron Corp.		97,559	9,307,129
Cimarex Energy Co.		4,539	441,508
Columbia Pipeline Group, Inc.		19,956	500,896
Concho Resources, Inc.	*†	6,656	672,522
ConocoPhillips		63,011	2,537,453
Devon Energy Corp.		26,093	715,992
EOG Resources, Inc.		28,116	2,040,659
EQT Corp.		7,613	512,050
Exxon Mobil Corp.		215,172	17,986,227
Hess Corp.		13,660	719,199
Kinder Morgan, Inc.		94,688	1,691,128
Marathon Oil Corp.		43,243	481,727
Marathon Petroleum Corp.		27,704	1,030,035
Murphy Oil Corp.	†	8,233	207,389
Newfield Exploration Co.	*	10,179	338,452
Noble Energy, Inc.		21,703	681,691
Occidental Petroleum Corp.		39,445	2,699,221
ONEOK, Inc.	†	10,775	321,741

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Phillips 66		24,574	$2,127,863
Pioneer Natural Resources Co.		8,423	1,185,453
Range Resources Corp.	†	8,278	268,042
Southwestern Energy Co.	*†	19,627	158,390
Spectra Energy Corp.		34,328	1,050,437
Tesoro Corp.		6,074	522,425
Valero Energy Corp.		25,062	1,607,477
Williams Cos., Inc. (The)		34,910	561,004

			53,134,561

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		11,341	1,069,570

Pharmaceuticals—5.8%
AbbVie, Inc.		83,627	4,776,774
Allergan plc	*	20,310	5,443,689
Bristol-Myers Squibb Co.		85,963	5,491,316
Eli Lilly & Co.		50,026	3,602,372
Endo International plc (Ireland)	*	10,378	292,141
Johnson & Johnson		142,601	15,429,428
Mallinckrodt plc	*	5,737	351,563
Merck & Co., Inc.		144,169	7,627,982
Mylan NV	*†	21,051	975,714
Perrigo Co. plc (Ireland)		7,479	956,789
Pfizer, Inc.		313,893	9,303,789
Zoetis, Inc.		23,544	1,043,706

			55,295,263

Professional Services—0.3%
Dun & Bradstreet Corp. (The)		1,960	202,037
Equifax, Inc.		6,205	709,169
Nielsen Holdings plc		18,560	977,370
Robert Half International, Inc.		6,916	322,147
Verisk Analytics, Inc.	*	7,943	634,805

			2,845,528

Real Estate Investment Trusts (REITs)—2.9%
American Tower Corp. REIT		21,690	2,220,405
Apartment Investment & Management Co., Class A REIT		8,202	343,008
AvalonBay Communities, Inc. REIT		7,045	1,339,959
Boston Properties, Inc. REIT		7,907	1,004,822
Crown Castle International Corp. REIT		16,828	1,455,622
Equinix, Inc. REIT		3,532	1,168,068
Equity Residential REIT		18,760	1,407,563
Essex Property Trust, Inc. REIT		3,415	798,632
Extra Space Storage, Inc. REIT		6,364	594,779
Federal Realty Investment Trust REIT		3,579	558,503
General Growth Properties, Inc. REIT		29,983	891,395
HCP, Inc. REIT		23,983	781,366
Host Hotels & Resorts, Inc. REIT		37,370	624,079
Iron Mountain, Inc. REIT		9,847	333,912
Kimco Realty Corp. REIT		21,073	606,481
Macerich Co. (The) REIT		6,925	548,737
Prologis, Inc. REIT		26,798	1,183,936
Public Storage REIT	†	7,474	2,061,553
Realty Income Corp. REIT	†	12,819	801,316
Simon Property Group, Inc. REIT		15,922	3,306,840
SL Green Realty Corp. REIT		4,937	478,297
UDR, Inc. REIT		13,499	520,116
Ventas, Inc. REIT		16,923	1,065,472
Vornado Realty Trust REIT		9,122	861,390
Welltower, Inc. REIT		17,954	1,244,930
Weyerhaeuser Co. REIT		41,420	1,283,185

			27,484,366

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	14,811	$426,853

Road & Rail—0.8%
CSX Corp.		50,860	1,309,645
J.B. Hunt Transport Services, Inc.		4,703	396,181
Kansas City Southern		5,360	458,012
Norfolk Southern Corp.		15,798	1,315,183
Ryder System, Inc.		2,822	182,809
Union Pacific Corp.		44,427	3,534,168

			7,195,998

Semiconductors & Semiconductor Equipment—2.7%
Analog Devices, Inc.		16,085	952,071
Applied Materials, Inc.		58,864	1,246,740
Broadcom Ltd. (Singapore)		19,299	2,981,695
First Solar, Inc.	*	4,048	277,167
Intel Corp.		244,735	7,917,177
KLA-Tencor Corp.		8,217	598,280
Lam Research Corp.	†	8,362	690,701
Linear Technology Corp.		12,624	562,525
Microchip Technology, Inc.	†	10,736	517,475
Micron Technology, Inc.	*	55,429	580,342
NVIDIA Corp.	†	26,306	937,283
Qorvo, Inc.	*	6,784	341,981
QUALCOMM, Inc.		78,061	3,992,040
Skyworks Solutions, Inc.		9,513	741,063
Texas Instruments, Inc.		52,566	3,018,340
Xilinx, Inc.		12,747	604,590

			25,959,470

Software—4.3%
Activision Blizzard, Inc.		25,616	866,845
Adobe Systems, Inc.	*	25,459	2,388,054
Autodesk, Inc.	*	11,322	660,186
CA, Inc.		16,519	508,620
Citrix Systems, Inc.	*	7,766	610,252
Electronic Arts, Inc.	*	15,628	1,033,167
Intuit, Inc.		13,380	1,391,654
Microsoft Corp.		410,056	22,647,393
Oracle Corp.		163,488	6,688,294
Red Hat, Inc.	*	9,627	717,308
salesforce.com, Inc.	*	32,635	2,409,442
Symantec Corp.		34,095	626,666

			40,547,881

Specialty Retail—2.6%
Advance Auto Parts, Inc.		3,743	600,153
AutoNation, Inc.	*	3,536	165,060
AutoZone, Inc.	*	1,582	1,260,364
Bed Bath & Beyond, Inc.	*	8,695	431,620
Best Buy Co., Inc.		14,723	477,614
CarMax, Inc.	*†	10,381	530,469
GameStop Corp., Class A	†	6,017	190,919
Gap, Inc. (The)	†	11,893	349,654
Home Depot, Inc. (The)		65,433	8,730,725
L Brands, Inc.		13,128	1,152,770
Lowe’s Cos., Inc.		47,659	3,610,169
O’Reilly Automotive, Inc.	*	5,056	1,383,625
Ross Stores, Inc.		20,955	1,213,294
Signet Jewelers Ltd.		4,097	508,151
Staples, Inc.		32,191	355,067
Tiffany & Co.		5,523	405,278
TJX Cos., Inc. (The)		34,984	2,740,996
Tractor Supply Co.		6,865	621,008

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Urban Outfitters, Inc.	*	5,506	$182,194

			24,909,130

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.		287,744	31,361,218
EMC Corp.		100,111	2,667,958
Hewlett Packard Enterprise Co.		89,363	1,584,406
HP, Inc.		93,043	1,146,290
NetApp, Inc.		15,086	411,697
SanDisk Corp.		10,495	798,460
Seagate Technology plc	†	16,270	560,501
Western Digital Corp.	†	11,786	556,771

			39,087,301

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.		14,192	568,957
Hanesbrands, Inc.		20,037	567,849
Michael Kors Holdings Ltd. (United Kingdom)	*	9,392	534,968
NIKE, Inc., Class B		69,469	4,270,259
PVH Corp.		4,393	435,171
Ralph Lauren Corp.		3,068	295,326
Under Armour, Inc., Class A	*†	9,194	779,927
V.F. Corp.		17,414	1,127,731

			8,580,188

Tobacco—1.7%
Altria Group, Inc.		101,424	6,355,228
Philip Morris International, Inc.		80,267	7,874,996
Reynolds American, Inc.		42,356	2,130,930

			16,361,154

Trading Companies & Distributors—0.2%
Fastenal Co.	†	14,086	690,214
United Rentals, Inc.	*	4,714	293,164
W.W. Grainger, Inc.	†	3,045	710,794

			1,694,172

Water Utilities—0.1%
American Water Works Co., Inc.		9,252	637,740

TOTAL COMMON STOCKS (Cost $613,205,845)			930,363,546

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.343%	06/23/2016	‡‡	$275,000	274,872
0.305%	06/16/2016	‡‡	835,000	834,673

				1,109,545

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,109,245)				1,109,545

		Shares	Value
MONEY MARKET FUNDS—4.3%
Institutional Money Market Funds—4.3%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	3,200,000	3,200,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	4,110,344	4,110,344
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	20,467,937	20,467,937

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	3,200,000	$3,200,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	3,200,000	3,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	3,200,000	3,200,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	3,200,000	3,200,000

TOTAL MONEY MARKET FUNDS (Cost $40,578,281)			40,578,281

TOTAL INVESTMENTS—102.1% (Cost $654,893,371)			972,051,372
Other assets less liabilities—(2.1%)			(20,144,399)

NET ASSETS—100.0%			$951,906,973

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—99.2%
Aerospace & Defense—2.4%
AAR Corp.		1,489	$34,649
Aerojet Rocketdyne Holdings, Inc.	*	1,629	26,683
American Science & Engineering, Inc.	†	435	12,045
Astronics Corp.	*	741	28,269
B/E Aerospace, Inc.		4,159	191,813
Boeing Co. (The)		26,418	3,353,501
BWX Technologies, Inc.		5,852	196,393
Cubic Corp.		476	19,021
Curtiss-Wright Corp.		2,112	159,815
DigitalGlobe, Inc.	*†	3,780	65,394
Engility Holdings, Inc.	*†	622	11,669
Esterline Technologies Corp.	*†	1,049	67,210
General Dynamics Corp.		11,020	1,447,697
HEICO Corp.		806	48,465
Hexcel Corp.		4,757	207,929
Honeywell International, Inc.		31,185	3,494,279
Huntington Ingalls Industries, Inc.		1,897	259,775
KLX, Inc.	*	2,079	66,819
Kratos Defense & Security Solutions, Inc.	*†	832	4,118
L-3 Communications Holdings, Inc.		3,222	381,807
Lockheed Martin Corp.		10,589	2,345,464
Moog, Inc., Class A	*	1,446	66,053
National Presto Industries, Inc.	†	535	44,801
Northrop Grumman Corp.		7,420	1,468,418
Orbital ATK, Inc.		2,503	217,611
Raytheon Co.		12,251	1,502,340
Rockwell Collins, Inc.		5,705	526,058
Spirit AeroSystems Holdings, Inc., Class A	*	6,517	295,611
TASER International, Inc.	*†	2,292	44,992
Teledyne Technologies, Inc.	*	1,228	108,236
Textron, Inc.		12,237	446,161
TransDigm Group, Inc.	*	2,305	507,884
Triumph Group, Inc.		1,644	51,753
United Technologies Corp.		33,472	3,350,547
Vectrus, Inc.	*	276	6,279

			21,059,559

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc.	*	600	25,362
C.H. Robinson Worldwide, Inc.		5,762	427,713
Echo Global Logistics, Inc.	*	1,118	30,365
Expeditors International of Washington, Inc.		7,178	350,358
FedEx Corp.		11,288	1,836,783
Forward Air Corp.		1,431	64,853
Hub Group, Inc., Class A	*	2,400	97,896
United Parcel Service, Inc., Class B		27,680	2,919,410
XPO Logistics, Inc.	*†	2,419	74,263

			5,827,003

Airlines—0.7%
Alaska Air Group, Inc.		5,372	440,612
Allegiant Travel Co.		412	73,361
American Airlines Group, Inc.		26,133	1,071,714
Copa Holdings SA, Class A (Panama)	†	1,841	124,728
Delta Air Lines, Inc.		32,102	1,562,725
Hawaiian Holdings, Inc.	*	1,288	60,781
JetBlue Airways Corp.	*	11,233	237,241
SkyWest, Inc.		2,390	47,776
Southwest Airlines Co.		26,758	1,198,758
Spirit Airlines, Inc.	*	3,308	158,718

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Continental Holdings, Inc.	*	15,134	$905,921
Virgin America, Inc.	*†	732	28,226

			5,910,561

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	32,519
BorgWarner, Inc.		8,954	343,834
Cooper Tire & Rubber Co.	†	3,066	113,503
Cooper-Standard Holding, Inc.	*	442	31,753
Dana Holding Corp.		5,645	79,538
Delphi Automotive plc (United Kingdom)		12,070	905,492
Dorman Products, Inc.	*†	1,022	55,617
Drew Industries, Inc.		820	52,857
Gentex Corp.		13,188	206,920
Gentherm, Inc.	*	2,107	87,630
Goodyear Tire & Rubber Co. (The)		12,179	401,664
Horizon Global Corp.	*	1,566	19,700
Johnson Controls, Inc.		25,420	990,618
Lear Corp.		3,353	372,753
Modine Manufacturing Co.	*	1,208	13,300
Motorcar Parts of America, Inc.	*	1,792	68,060
Superior Industries International, Inc.		1,102	24,332
Tenneco, Inc.	*	2,375	122,336
Visteon Corp.		2,126	169,208

			4,091,634

Automobiles—0.6%
Ford Motor Co.		157,324	2,123,874
General Motors Co.		63,967	2,010,483
Harley-Davidson, Inc.		8,168	419,264
Tesla Motors, Inc.	*†	3,800	873,126
Thor Industries, Inc.		1,221	77,863
Winnebago Industries, Inc.	†	1,432	32,148

			5,536,758

Banks—5.3%
1st Source Corp.		1,298	41,328
Ameris Bancorp		1,457	43,098
Associated Banc-Corp		5,110	91,673
BancFirst Corp.		642	36,613
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		1,260	30,517
BancorpSouth, Inc.		3,611	76,950
Bank of America Corp.		422,288	5,709,334
Bank of Hawaii Corp.	†	1,898	129,595
Bank of the Ozarks, Inc.		2,505	105,135
BankUnited, Inc.		4,777	164,520
Banner Corp.		860	36,154
BB&T Corp.		31,261	1,040,053
BBCN Bancorp, Inc./California		7,132	108,335
Berkshire Hills Bancorp, Inc.		931	25,035
BOK Financial Corp.	†	801	43,751
Boston Private Financial Holdings, Inc.		1,297	14,851
Bridge Bancorp, Inc.	†	3,091	94,183
Brookline Bancorp, Inc.		3,765	41,453
Bryn Mawr Bank Corp.		1,058	27,222
Capital Bank Financial Corp., Class A		832	25,667
Capital City Bank Group, Inc.		1,113	16,239
Cardinal Financial Corp.		1,142	23,240
Cascade Bancorp	*	219	1,250
Cathay General Bancorp	†	2,082	58,983
Catskill Litigation Trust	*‡d	582	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Central Pacific Financial Corp.		103	$2,242
Chemical Financial Corp.	†	1,552	55,391
CIT Group, Inc.		7,587	235,425
Citigroup, Inc.		122,180	5,101,015
Citizens & Northern Corp.		3,618	71,926
Citizens Financial Group, Inc.		12,474	261,330
City Holding Co.		250	11,945
CNB Financial Corp./Pennsylvania		4,147	72,946
CoBiz Financial, Inc.		1,063	12,565
Columbia Banking System, Inc.		1,334	39,913
Comerica, Inc.		7,542	285,616
Commerce Bancshares, Inc./Missouri		4,219	189,644
Community Bank System, Inc.	†	1,402	53,570
Community Trust Bancorp, Inc.		731	25,819
Cullen/Frost Bankers, Inc.	†	2,502	137,885
CVB Financial Corp.	†	4,084	71,266
Eagle Bancorp, Inc.	*	613	29,424
East West Bancorp, Inc.		6,997	227,263
Enterprise Financial Services Corp.		1,072	28,987
FCB Financial Holdings, Inc., Class A	*	778	25,876
Fidelity Southern Corp.		1,592	25,536
Fifth Third Bancorp		32,850	548,266
Financial Institutions, Inc.		2,741	79,681
First BanCorp. (Puerto Rico)	*	322	940
First Bancorp/North Carolina		4,779	90,084
First Busey Corp.		802	16,425
First Citizens BancShares, Inc./North Carolina, Class A		365	91,641
First Commonwealth Financial Corp.		2,619	23,204
First Connecticut Bancorp, Inc./Farmington CT		5,036	80,375
First Financial Bancorp		1,895	34,451
First Financial Bankshares, Inc.	†	1,838	54,368
First Horizon National Corp.		8,735	114,428
First Merchants Corp.		874	20,600
First Midwest Bancorp, Inc./Illinois		2,002	36,076
First Niagara Financial Group, Inc.		13,662	132,248
First of Long Island Corp. (The)		1,479	42,151
First Republic Bank/California		6,121	407,903
FirstMerit Corp.		8,833	185,935
Flushing Financial Corp.		4,038	87,302
FNB Corp./Pennsylvania		4,685	60,952
Fulton Financial Corp.		6,533	87,412
Glacier Bancorp, Inc.		1,771	45,019
Great Western Bancorp, Inc.		1,001	27,297
Guaranty Bancorp		1,060	16,388
Hancock Holding Co.		2,963	68,030
Hanmi Financial Corp.		900	19,818
Heritage Financial Corp./Washington		4,736	83,211
Hilltop Holdings, Inc.	*	2,781	52,505
Home Bancshares, Inc./Arkansas		2,340	95,823
HomeTrust Bancshares, Inc.	*	5,108	93,630
Huntington Bancshares, Inc./Ohio		31,066	296,370
IBERIABANK Corp.		1,389	71,214
Independent Bank Corp./Massachusetts		874	40,169
International Bancshares Corp.		3,248	80,096
Investors Bancorp, Inc.		13,623	158,572
JPMorgan Chase & Co.		148,103	8,770,660
KeyCorp		33,148	365,954
LegacyTexas Financial Group, Inc.		1,733	34,053
M&T Bank Corp.		6,312	700,632
MB Financial, Inc.	†	2,119	68,762
Mercantile Bank Corp.		1,297	29,079

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Merchants Bancshares, Inc.		2,994	$89,042
MidWestOne Financial Group, Inc.		1,842	50,563
National Bank Holdings Corp., Class A		1,269	25,875
National Penn Bancshares, Inc.		4,919	52,338
NBT Bancorp, Inc.	†	1,000	26,950
Old National Bancorp/Indiana		3,552	43,299
PacWest Bancorp		6,460	239,989
Park National Corp.	†	728	65,520
Park Sterling Corp.		6,371	42,495
Peoples Bancorp, Inc./Ohio	†	2,756	53,852
People’s United Financial, Inc.	†	15,654	249,368
Pinnacle Financial Partners, Inc.		1,818	89,191
PNC Financial Services Group, Inc. (The)		20,829	1,761,509
Popular, Inc. (Puerto Rico)		5,380	153,922
PrivateBancorp, Inc.		2,295	88,587
Prosperity Bancshares, Inc.	†	2,300	106,697
Regions Financial Corp.		53,680	421,388
Renasant Corp.	†	803	26,427
Republic Bancorp, Inc./Kentucky, Class A		1,603	41,405
S&T Bancorp, Inc.		955	24,601
Sandy Spring Bancorp, Inc.		344	9,573
Signature Bank/New York	*	1,900	258,628
Simmons First National Corp., Class A		911	41,059
South State Corp.		2,017	129,552
State Bank Financial Corp.	†	4,194	82,873
Sterling Bancorp/New York		5,533	88,141
Suffolk Bancorp		3,336	84,201
SunTrust Banks, Inc.		20,745	748,480
SVB Financial Group	*	1,736	177,159
Synovus Financial Corp.		5,952	172,072
Talmer Bancorp, Inc., Class A		1,591	28,781
TCF Financial Corp.		6,104	74,835
Texas Capital Bancshares, Inc.	*	2,821	108,270
Tompkins Financial Corp.		730	46,720
Towne Bank/Virginia	†	1,448	27,787
Trustmark Corp.		2,635	60,684
U.S. Bancorp		67,244	2,729,434
UMB Financial Corp.		1,211	62,524
Umpqua Holdings Corp.		9,721	154,175
Union Bankshares Corp.	†	1,503	37,019
United Bankshares, Inc./West Virginia	†	2,134	78,318
United Community Banks, Inc./Georgia		454	8,385
Valley National Bancorp		6,899	65,816
Washington Trust Bancorp, Inc.		500	18,660
Webster Financial Corp.		2,393	85,909
Wells Fargo & Co.		185,575	8,974,407
WesBanco, Inc.		3,097	92,012
Westamerica Bancorporation	†	288	14,028
Western Alliance Bancorp	*	2,725	90,960
Wilshire Bancorp, Inc.		2,402	24,741
Wintrust Financial Corp.		1,508	66,865
Zions Bancorporation		9,159	221,739

			46,779,312

Beverages—2.0%
Boston Beer Co., Inc. (The), Class A	*†	609	112,708
Brown-Forman Corp., Class A	†	1,101	117,466
Brown-Forman Corp., Class B		4,644	457,295
Coca-Cola Bottling Co. Consolidated		437	69,815

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Coca-Cola Co. (The)		157,020	$7,284,158
Coca-Cola Enterprises, Inc.		8,850	449,049
Constellation Brands, Inc., Class A		6,550	989,639
Dr. Pepper Snapple Group, Inc.		7,323	654,823
Molson Coors Brewing Co., Class B		5,757	553,708
Monster Beverage Corp.	*	5,869	782,807
PepsiCo, Inc.		58,975	6,043,758

			17,515,226

Biotechnology—2.8%
ACADIA Pharmaceuticals, Inc.	*†	3,025	84,579
Achillion Pharmaceuticals, Inc.	*†	5,414	41,796
Acorda Therapeutics, Inc.	*	674	17,827
Advaxis, Inc.	*†	2,266	20,462
Aegerion Pharmaceuticals, Inc.	*†	1,499	5,546
Agenus, Inc.	*†	5,420	22,547
Agios Pharmaceuticals, Inc.	*†	838	34,023
Aimmune Therapeutics, Inc.	*†	1,887	25,588
Alder Biopharmaceuticals, Inc.	*	922	22,580
Alexion Pharmaceuticals, Inc.	*	8,416	1,171,676
Alkermes plc (Ireland)	*	5,289	180,831
Alnylam Pharmaceuticals, Inc.	*	2,817	176,823
AMAG Pharmaceuticals, Inc.	*†	1,258	29,437
Amgen, Inc.		30,427	4,561,920
Amicus Therapeutics, Inc.	*†	3,392	28,662
Anacor Pharmaceuticals, Inc.	*†	2,031	108,557
Arena Pharmaceuticals, Inc.	*†	9,689	19,087
ARIAD Pharmaceuticals, Inc.	*†	5,175	33,068
Array BioPharma, Inc.	*	4,333	12,782
Arrowhead Research Corp.	*†	2,896	13,959
Atara Biotherapeutics, Inc.	*†	882	16,784
Baxalta, Inc.		21,536	870,054
BioCryst Pharmaceuticals, Inc.	*†	3,439	9,732
Biogen, Inc.	*	9,041	2,353,553
BioMarin Pharmaceutical, Inc.	*	6,129	505,520
Bluebird Bio, Inc.	*	1,335	56,738
Calithera Biosciences, Inc.	*†	5,564	31,604
Catalyst Pharmaceuticals, Inc.	*	11,128	13,020
Celgene Corp.	*	32,113	3,214,190
Celldex Therapeutics, Inc.	*†	6,204	23,451
Cellular Biomedicine Group, Inc.	*†	1,275	23,779
Cepheid, Inc.	*	2,341	78,096
Chimerix, Inc.	*	1,123	5,739
Clovis Oncology, Inc.	*†	1,475	28,320
Coherus Biosciences, Inc.	*†	1,685	35,773
CytRx Corp.	*†	9,490	25,433
Dynavax Technologies Corp.	*†	2,946	56,681
Eagle Pharmaceuticals, Inc./DE	*†	528	21,384
Emergent BioSolutions, Inc.	*	1,319	47,946
Epizyme, Inc.	*†	1,889	22,895
Esperion Therapeutics, Inc.	*†	547	9,250
Exact Sciences Corp.	*†	5,314	35,816
Exelixis, Inc.	*†	15,393	61,572
FibroGen, Inc.	*	1,930	41,090
Five Prime Therapeutics, Inc.	*	1,885	76,588
Galena Biopharma, Inc.	*†	15,289	20,793
Genomic Health, Inc.	*†	1,284	31,805
Geron Corp.	*†	4,719	13,779
Gilead Sciences, Inc.		55,243	5,074,622
Halozyme Therapeutics, Inc.	*†	6,362	60,248
Heron Therapeutics, Inc.	*†	3,218	61,110
Idera Pharmaceuticals, Inc.	*†	13,094	25,926
ImmunoGen, Inc.	*†	1,323	11,272
Immunomedics, Inc.	*†	2,141	5,353
Incyte Corp.	*	5,945	430,834

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Inovio Pharmaceuticals, Inc.	*†	4,267	$37,166
Insmed, Inc.	*†	2,696	34,158
Intercept Pharmaceuticals, Inc.	*†	507	65,134
Intrexon Corp.	*†	1,662	56,325
Invitae Corp.	*†	3,036	31,058
Ionis Pharmaceuticals, Inc.	*	5,904	239,112
Ironwood Pharmaceuticals, Inc.	*	7,019	76,788
Karyopharm Therapeutics, Inc.	*†	1,683	15,012
Keryx Biopharmaceuticals, Inc.	*†	5,221	24,382
Kite Pharma, Inc.	*†	750	34,433
La Jolla Pharmaceutical Co.	*	2,037	42,594
Lexicon Pharmaceuticals, Inc.	*†	334	3,991
Ligand Pharmaceuticals, Inc.	*†	815	87,278
Lion Biotechnologies, Inc.	*†	4,777	24,267
MacroGenics, Inc.	*	1,247	23,381
MannKind Corp.	*†	8,369	13,474
Medivation, Inc.	*	6,924	318,366
Merrimack Pharmaceuticals, Inc.	*†	5,739	48,035
MiMedx Group, Inc.	*†	5,999	52,431
Mirati Therapeutics, Inc.	*	1,481	31,693
Momenta Pharmaceuticals, Inc.	*	2,618	24,190
Myriad Genetics, Inc.	*†	2,961	110,830
Neurocrine Biosciences, Inc.	*	2,588	102,355
NewLink Genetics Corp.	*†	2,670	48,594
Northwest Biotherapeutics, Inc.	*†	5,699	8,321
Novavax, Inc.	*†	10,201	52,637
Oncothyreon, Inc.	*†	11,784	14,966
Ophthotech Corp.	*†	538	22,741
OPKO Health, Inc.	*†	12,920	134,239
Organovo Holdings, Inc.	*†	11,074	24,031
Osiris Therapeutics, Inc.	*†	1,402	8,005
Otonomy, Inc.	*†	2,044	30,496
OvaScience, Inc.	*†	1,412	13,400
PDL BioPharma, Inc.		3,841	12,791
Peregrine Pharmaceuticals, Inc.	*†	20,036	8,425
Pfenex, Inc.	*	2,406	23,651
Portola Pharmaceuticals, Inc.	*	1,194	24,358
Progenics Pharmaceuticals, Inc.	*†	793	3,457
Prothena Corp. plc (Ireland)	*	1,778	73,182
PTC Therapeutics, Inc.	*†	1,567	10,091
Puma Biotechnology, Inc.	*†	853	25,053
Radius Health, Inc.	*†	1,108	34,836
Raptor Pharmaceutical Corp.	*	3,794	17,452
Regeneron Pharmaceuticals, Inc.	*	3,165	1,140,793
Regulus Therapeutics, Inc.	*†	4,506	31,227
Repligen Corp.	*	1,117	29,958
Retrophin, Inc.	*†	3,586	48,985
Rigel Pharmaceuticals, Inc.	*	1,882	3,915
Sangamo BioSciences, Inc.	*†	2,626	15,887
Sarepta Therapeutics, Inc.	*†	2,129	41,558
Seattle Genetics, Inc.	*†	3,191	111,972
Sorrento Therapeutics, Inc.	*†	2,737	14,725
Synergy Pharmaceuticals, Inc.	*	6,708	18,514
TESARO, Inc.	*†	795	35,004
TG Therapeutics, Inc.	*†	4,138	35,256
Threshold Pharmaceuticals, Inc.	*	6,119	2,815
Trovagene, Inc.	*†	4,449	20,688
Ultragenyx Pharmaceutical, Inc.	*	1,316	83,316
United Therapeutics Corp.	*	1,828	203,694
Vanda Pharmaceuticals, Inc.	*	2,680	22,405
Vertex Pharmaceuticals, Inc.	*	9,580	761,514
Vital Therapies, Inc.	*†	2,106	19,101
XOMA Corp.	*†	9,130	7,058
Zafgen, Inc.	*†	1,187	7,929

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ZIOPHARM Oncology, Inc.	*†	4,316	$32,025

			24,788,018

Building Products—0.3%
A.O. Smith Corp.		2,858	218,094
Allegion plc (Ireland)		3,761	239,613
American Woodmark Corp.	*	800	59,672
Apogee Enterprises, Inc.		1,250	54,862
Armstrong World Industries, Inc.	*	1,413	68,347
Builders FirstSource, Inc.	*†	3,379	38,081
Continental Building Products, Inc.	*	4,976	92,354
Fortune Brands Home & Security, Inc.		5,665	317,467
Gibraltar Industries, Inc.	*	1,188	33,977
Griffon Corp.		1,288	19,900
Lennox International, Inc.		2,019	272,949
Masco Corp.		16,508	519,177
Masonite International Corp.	*	741	48,535
NCI Building Systems, Inc.	*	246	3,493
Owens Corning, Inc.		4,256	201,224
Patrick Industries, Inc.	*	1,461	66,315
Quanex Building Products Corp.		1,671	29,008
Simpson Manufacturing Co., Inc.		2,084	79,546
Trex Co., Inc.	*†	1,462	70,074
Universal Forest Products, Inc.		1,121	96,204
USG Corp.	*†	3,348	83,064

			2,611,956

Capital Markets—1.9%
Actua Corp.	*†	4,779	43,250
Affiliated Managers Group, Inc.	*	2,083	338,279
Ameriprise Financial, Inc.		7,388	694,546
Arlington Asset Investment Corp., Class A	†	304	3,809
Artisan Partners Asset Management, Inc., Class A		707	21,804
Ashford, Inc.	*	48	2,188
Associated Capital Group, Inc., Class A	*	558	15,635
Bank of New York Mellon Corp. (The)		45,464	1,674,439
BGC Partners, Inc., Class A		7,270	65,794
BlackRock, Inc.		5,053	1,720,900
Calamos Asset Management, Inc., Class A		1,800	15,282
Charles Schwab Corp. (The)		47,400	1,328,148
Cowen Group, Inc., Class A	*†	2,582	9,837
Diamond Hill Investment Group, Inc.		331	58,706
E*TRADE Financial Corp.	*	13,474	329,978
Eaton Vance Corp.		5,282	177,053
Evercore Partners, Inc., Class A		2,410	124,718
Federated Investors, Inc., Class B	†	3,745	108,043
Financial Engines, Inc.	†	1,762	55,380
Franklin Resources, Inc.		15,516	605,900
GAMCO Investors, Inc., Class A	†	558	20,680
Goldman Sachs Group, Inc. (The)		17,298	2,715,440
Greenhill & Co., Inc.		495	10,989
HFF, Inc., Class A		949	26,126
Interactive Brokers Group, Inc., Class A	†	1,570	61,732
INTL FCStone, Inc.	*	507	13,552
Invesco Ltd.		16,610	511,090
Investment Technology Group, Inc.		2,078	45,924
Janus Capital Group, Inc.		6,411	93,793
KCG Holdings, Inc., Class A	*	444	5,306

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	$45,080
Lazard Ltd., Class A (Bermuda)		5,918	229,618
Legg Mason, Inc.		3,981	138,061
LPL Financial Holdings, Inc.	†	2,478	61,454
Morgan Stanley		63,579	1,590,111
Northern Trust Corp.		9,019	587,768
NorthStar Asset Management Group, Inc.		7,137	81,005
Piper Jaffray Cos.	*	963	47,726
Pzena Investment Management, Inc., Class A		6,659	50,276
Raymond James Financial, Inc.		4,128	196,534
Safeguard Scientifics, Inc.	*	678	8,984
SEI Investments Co.		5,918	254,770
State Street Corp.		16,546	968,272
Stifel Financial Corp.	*	2,724	80,630
T. Rowe Price Group, Inc.		9,852	723,728
TD Ameritrade Holding Corp.		9,598	302,625
Virtus Investment Partners, Inc.		210	16,403
Waddell & Reed Financial, Inc., Class A		3,971	93,477
Walter Investment Management Corp.	*†	1,972	15,066
Westwood Holdings Group, Inc.		1,027	60,234
WisdomTree Investments, Inc.	†	3,701	42,302

			16,492,445

Chemicals—2.2%
A. Schulman, Inc.		1,444	39,306
Air Products & Chemicals, Inc.		8,761	1,262,022
Airgas, Inc.		2,915	412,881
Albemarle Corp.	†	4,839	309,357
Ashland, Inc.		2,794	307,228
Axalta Coating Systems Ltd.	*	2,458	71,774
Axiall Corp.		2,616	57,133
Balchem Corp.		655	40,623
Cabot Corp.		2,693	130,153
Calgon Carbon Corp.		3,184	44,640
Celanese Corp., Series A		5,922	387,891
CF Industries Holdings, Inc.		10,395	325,779
Chemours Co. (The)		7,163	50,141
Chemtura Corp.	*	3,536	93,350
Dow Chemical Co. (The)		44,686	2,272,730
E.I. Du Pont de Nemours & Co.		36,397	2,304,658
Eastman Chemical Co.		6,221	449,343
Ecolab, Inc.		10,184	1,135,720
Ferro Corp.	*	1,818	21,580
Flotek Industries, Inc.	*†	1,303	9,551
FMC Corp.	†	5,510	222,439
GCP Applied Technologies, Inc.	*	3,427	68,334
H.B. Fuller Co.		2,570	109,096
Huntsman Corp.		7,052	93,792
Innophos Holdings, Inc.		588	18,175
Innospec, Inc.		519	22,504
International Flavors & Fragrances, Inc.		3,259	370,776
Intrepid Potash, Inc.	*	1,172	1,301
Koppers Holdings, Inc.	*	1,582	35,548
Kronos Worldwide, Inc.	†	2,262	12,939
LSB Industries, Inc.	*	1,411	17,990
LyondellBasell Industries NV, Class A		14,924	1,277,196
Minerals Technologies, Inc.		1,736	98,692
Monsanto Co.		17,869	1,567,826

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mosaic Co. (The)		13,362	$360,774
NewMarket Corp.		378	149,786
Olin Corp.		8,339	144,848
OMNOVA Solutions, Inc.	*	6,478	36,018
Platform Specialty Products Corp.	*†	3,070	26,402
PolyOne Corp.		3,321	100,460
PPG Industries, Inc.		10,732	1,196,511
Praxair, Inc.		11,518	1,318,235
Quaker Chemical Corp.		483	40,987
Rayonier Advanced Materials, Inc.		1,668	15,846
Rentech, Inc.	*	3,812	8,463
RPM International, Inc.		4,832	228,699
Scotts Miracle-Gro Co. (The), Class A		1,662	120,944
Sensient Technologies Corp.		2,027	128,633
Sherwin-Williams Co. (The)		3,301	939,696
Solazyme, Inc.	*†	3,533	7,172
Stepan Co.		1,112	61,482
Tredegar Corp.		1,606	25,246
Tronox Ltd., Class A	†	1,637	10,460
Valspar Corp. (The)		3,005	321,595
W.R. Grace & Co.	*	3,427	243,934
Westlake Chemical Corp.		2,558	118,435

			19,247,094

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	74,022
ACCO Brands Corp.	*	2,302	20,672
ADT Corp. (The)	†	7,488	308,955
Brady Corp., Class A		2,402	64,470
Brink’s Co. (The)		2,084	70,002
Cintas Corp.		3,889	349,271
Civeo Corp.	*	4,052	4,984
Clean Harbors, Inc.	*	2,414	119,107
Copart, Inc.	*	4,536	184,933
Covanta Holding Corp.	†	4,185	70,559
Deluxe Corp.		2,098	131,104
Ennis, Inc.		695	13,587
Essendant, Inc.	†	2,556	81,613
G&K Services, Inc., Class A		1,008	73,836
Healthcare Services Group, Inc.		4,963	182,688
Herman Miller, Inc.		3,155	97,458
HNI Corp.	†	2,512	98,395
Interface, Inc.		3,357	62,239
KAR Auction Services, Inc.		6,666	254,241
Kimball International, Inc., Class B		1,500	17,025
Knoll, Inc.		2,701	58,477
Matthews International Corp., Class A		1,052	54,146
McGrath RentCorp		916	22,973
Mobile Mini, Inc.		2,000	66,040
MSA Safety, Inc.		1,444	69,817
NL Industries, Inc.	*	2,111	4,771
Pitney Bowes, Inc.		7,953	171,308
R.R. Donnelley & Sons Co.		10,168	166,755
Republic Services, Inc.		9,404	448,101
Rollins, Inc.		3,124	84,723
Steelcase, Inc., Class A		1,992	29,721
Stericycle, Inc.	*	3,380	426,522
Team, Inc.	*	237	7,185
Tetra Tech, Inc.		2,114	63,039
TRC Cos., Inc.	*	4,427	32,096
Tyco International plc		15,636	573,997
Unifirst Corp.		300	32,736
US Ecology, Inc.	†	824	36,388

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Viad Corp.		937	$27,323
Waste Connections, Inc.	†	4,341	280,385
Waste Management, Inc.		18,266	1,077,694
West Corp.		1,023	23,345

			6,036,703

Communications Equipment—1.1%
ADTRAN, Inc.		3,197	64,643
Applied Optoelectronics, Inc.	*†	2,394	35,695
Arista Networks, Inc.	*†	1,018	64,236
ARRIS International plc	*	8,228	188,586
Black Box Corp.		865	11,652
Brocade Communications Systems, Inc.		14,008	148,205
CalAmp Corp.	*†	550	9,862
Ciena Corp.	*	5,950	113,169
Cisco Systems, Inc.		203,874	5,804,293
CommScope Holding Co., Inc.	*	3,309	92,387
Comtech Telecommunications Corp.		1,350	31,550
Digi International, Inc.	*	1,976	18,634
EchoStar Corp., Class A	*	1,877	83,132
Extreme Networks, Inc.	*	4,491	13,967
F5 Networks, Inc.	*	2,664	281,984
Finisar Corp.	*	4,753	86,695
Harmonic, Inc.	*	2,820	9,221
Harris Corp.		4,595	357,767
Infinera Corp.	*	4,191	67,307
InterDigital, Inc.		1,164	64,777
Ixia	*	2,330	29,032
Juniper Networks, Inc.		17,553	447,777
KVH Industries, Inc.	*	375	3,581
Lumentum Holdings, Inc.	*	1,488	40,131
Motorola Solutions, Inc.		7,643	578,575
NETGEAR, Inc.	*	1,206	48,686
NetScout Systems, Inc.	*	2,935	67,417
Palo Alto Networks, Inc.	*	2,788	454,834
Plantronics, Inc.		1,826	71,561
Polycom, Inc.	*	8,354	93,147
Ruckus Wireless, Inc.	*	2,272	22,288
Sonus Networks, Inc.	*	2,140	16,114
Ubiquiti Networks, Inc.	*†	904	30,076
ViaSat, Inc.	*†	1,190	87,441
Viavi Solutions, Inc.	*	7,444	51,066

			9,589,488

Construction & Engineering—0.2%
AECOM	*	7,449	229,355
Aegion Corp.	*	1,223	25,793
Ameresco, Inc., Class A	*	5,845	27,881
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	150,531
Comfort Systems USA, Inc.		2,179	69,227
Dycom Industries, Inc.	*	2,076	134,255
EMCOR Group, Inc.		2,908	141,329
Fluor Corp.		6,816	366,019
Granite Construction, Inc.		1,889	90,294
Jacobs Engineering Group, Inc.	*	4,968	216,356
KBR, Inc.		6,464	100,063
MasTec, Inc.	*†	2,049	41,472
Quanta Services, Inc.	*	8,861	199,904
Tutor Perini Corp.	*†	960	14,918
Valmont Industries, Inc.		1,162	143,902

			1,951,299

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	146,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Headwaters, Inc.	*	2,095	$41,565
Martin Marietta Materials, Inc.		2,450	390,800
Summit Materials, Inc., Class A	*	1,787	34,757
US Concrete, Inc.	*	508	30,267
Vulcan Materials Co.		5,406	570,711

			1,214,139

Consumer Finance—0.7%
Ally Financial, Inc.	*	18,490	346,133
American Express Co.		33,588	2,062,303
Capital One Financial Corp.		21,436	1,485,729
Cash America International, Inc.		685	26,468
Credit Acceptance Corp.	*†	253	45,932
Discover Financial Services		18,027	917,935
Encore Capital Group, Inc.	*†	851	21,905
Enova International, Inc.	*	626	3,950
EZCORP, Inc., Class A	*	2,031	6,032
First Cash Financial Services, Inc.		493	22,708
Green Dot Corp., Class A	*†	1,445	33,192
LendingClub Corp.	*†	2,826	23,456
Navient Corp.		18,104	216,705
Nelnet, Inc., Class A		481	18,937
OneMain Holdings, Inc.	*†	1,782	48,880
PRA Group, Inc.	*†	1,512	44,438
Santander Consumer USA Holdings, Inc.	*	3,078	32,288
SLM Corp.	*	18,104	115,141
Synchrony Financial	*	33,391	956,986
World Acceptance Corp.	*†	639	24,231

			6,453,349

Containers & Packaging—0.4%
AEP Industries, Inc.		372	24,552
AptarGroup, Inc.		3,130	245,423
Avery Dennison Corp.		3,924	282,960
Ball Corp.	†	5,930	422,750
Bemis Co., Inc.		3,374	174,706
Berry Plastics Group, Inc.	*	3,574	129,200
Crown Holdings, Inc.	*	5,070	251,421
Graphic Packaging Holding Co.		11,052	142,018
Greif, Inc., Class A		852	27,903
International Paper Co.		17,689	725,957
Myers Industries, Inc.		1,716	22,068
Owens-Illinois, Inc.	*	6,064	96,781
Packaging Corp. of America		4,339	262,076
Sealed Air Corp.		7,726	370,925
Silgan Holdings, Inc.		1,615	85,869
Sonoco Products Co.		3,353	162,855
WestRock Co.		9,998	390,222

			3,817,686

Distributors—0.1%
Core-Mark Holding Co., Inc.		515	42,003
Genuine Parts Co.		6,041	600,234
LKQ Corp.	*	11,438	365,215
Pool Corp.		2,434	213,559
VOXX International Corp.	*	1,218	5,445

			1,226,456

Diversified Consumer Services—0.1%
2U, Inc.	*†	1,540	34,804
American Public Education, Inc.	*	698	14,400
Apollo Education Group, Inc.	*	3,118	25,614
Ascent Capital Group, Inc., Class A	*	545	8,071
Bright Horizons Family Solutions, Inc.	*†	1,107	71,712

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Career Education Corp.	*	4,167	$18,918
Chegg, Inc.	*†	5,262	23,469
DeVry Education Group, Inc.	†	2,980	51,465
Graham Holdings Co., Class B		183	87,840
Grand Canyon Education, Inc.	*	3,129	133,733
H&R Block, Inc.		10,105	266,974
Houghton Mifflin Harcourt Co.	*	4,462	88,972
LifeLock, Inc.	*	3,002	36,234
Regis Corp.	*	1,818	27,615
Service Corp. International		9,019	222,589
ServiceMaster Global Holdings, Inc.	*	3,321	125,135
Sotheby’s		2,623	70,113
Strayer Education, Inc.	*†	551	26,861
Universal Technical Institute, Inc.		418	1,802
Weight Watchers International, Inc.	*†	1,826	26,532

			1,362,853

Diversified Financial Services—1.9%
BBX Capital Corp., Class A	*†	2,244	35,814
Berkshire Hathaway, Inc., Class B	*	73,946	10,491,458
CBOE Holdings, Inc.		3,873	253,023
CME Group, Inc.		12,281	1,179,590
FactSet Research Systems, Inc.		1,490	225,780
FNFV Group	*	3,132	33,982
Intercontinental Exchange, Inc.		4,782	1,124,439
Leucadia National Corp.		12,939	209,224
MarketAxess Holdings, Inc.	†	1,202	150,046
McGraw Hill Financial, Inc.		11,065	1,095,214
Moody’s Corp.		7,473	721,593
Morningstar, Inc.		619	54,639
MSCI, Inc.		4,088	302,839
Nasdaq, Inc.		4,749	315,239
NewStar Financial, Inc.	*	2,878	25,182
PICO Holdings, Inc.	*	1,150	11,765
Resource America, Inc., Class A		1,287	7,426
Tiptree Financial, Inc., Class A		4,605	26,249
Voya Financial, Inc.		7,895	235,034

			16,498,536

Diversified Telecommunication Services—2.4%
8x8, Inc.	*	3,048	30,663
AT&T, Inc.		242,659	9,504,953
Atlantic Tele-Network, Inc.		347	26,313
CenturyLink, Inc.		22,585	721,817
Cincinnati Bell, Inc.	*	8,448	32,694
Cogent Communications Holdings, Inc.		2,886	112,640
Consolidated Communications Holdings, Inc.	†	1,840	47,398
Frontier Communications Corp.	†	44,056	246,273
General Communication, Inc., Class A	*	2,516	46,093
Globalstar, Inc.	*†	9,926	14,591
IDT Corp., Class B		1,600	24,944
Iridium Communications, Inc.	*†	3,791	29,835
Level 3 Communications, Inc.	*	11,647	615,544
Lumos Networks Corp.	*	1,350	17,334
SBA Communications Corp., Class A	*	5,704	571,370
Straight Path Communications, Inc., Class B	*†	1,402	43,504
Verizon Communications, Inc.		162,709	8,799,303
Vonage Holdings Corp.	*	11,167	51,033
Windstream Holdings, Inc.	†	3,500	26,880
Zayo Group Holdings, Inc.	*	4,725	114,534

			21,077,716

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—1.9%
ALLETE, Inc.		1,243	$69,695
American Electric Power Co., Inc.		19,815	1,315,716
Avangrid, Inc.		3,716	149,049
Cleco Corp.		2,587	142,828
Duke Energy Corp.		27,467	2,216,038
Edison International		13,187	948,013
El Paso Electric Co.		1,748	80,198
Empire District Electric Co. (The)		1,849	61,109
Entergy Corp.		7,301	578,823
Eversource Energy		13,349	778,781
Exelon Corp.		37,272	1,336,574
FirstEnergy Corp.		17,664	635,374
Great Plains Energy, Inc.		4,631	149,350
Hawaiian Electric Industries, Inc.		3,066	99,338
IDACORP, Inc.		1,515	113,004
ITC Holdings Corp.		5,429	236,542
MGE Energy, Inc.		2,338	122,161
NextEra Energy, Inc.		17,606	2,083,494
OGE Energy Corp.		7,669	219,563
Otter Tail Corp.		1,095	32,434
PG&E Corp.		19,170	1,144,832
Pinnacle West Capital Corp.		4,222	316,946
PNM Resources, Inc.	†	2,169	73,139
Portland General Electric Co.		2,718	107,334
PPL Corp.		27,620	1,051,493
Southern Co. (The)		35,572	1,840,140
Westar Energy, Inc.		6,758	335,264
Xcel Energy, Inc.		19,945	834,100

			17,071,332

Electrical Equipment—0.6%
Acuity Brands, Inc.		1,873	408,576
AMETEK, Inc.		9,526	476,110
AZZ, Inc.		824	46,638
Babcock & Wilcox Enterprises, Inc.	*	2,926	62,616
Eaton Corp. plc		18,634	1,165,743
Emerson Electric Co.		27,226	1,480,550
Encore Wire Corp.		1,400	54,502
EnerSys		2,156	120,132
Enphase Energy, Inc.	*†	4,495	10,473
Franklin Electric Co., Inc.		1,804	58,035
FuelCell Energy, Inc.	*†	3,032	20,527
Generac Holdings, Inc.	*†	3,020	112,465
General Cable Corp.	†	1,732	21,148
Hubbell, Inc.		2,078	220,123
LSI Industries, Inc.		1,083	12,725
Plug Power, Inc.	*†	9,245	18,952
Powell Industries, Inc.		1,045	31,151
Regal Beloit Corp.		1,272	80,251
Rockwell Automation, Inc.		5,377	611,634
SolarCity Corp.	*†	1,999	49,135
Vicor Corp.	*	1,380	14,462

			5,075,948

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	13,630
Amphenol Corp., Class A		12,278	709,914
Anixter International, Inc.	*†	1,723	89,786
Arrow Electronics, Inc.	*	4,585	295,320
Avnet, Inc.		5,129	227,215
AVX Corp.		2,270	28,534
Badger Meter, Inc.		1,134	75,422
Belden, Inc.		1,894	116,254
Benchmark Electronics, Inc.	*	2,520	58,086
CDW Corp.		4,713	195,589

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Checkpoint Systems, Inc.	*	1,441	$14,583
Cognex Corp.		4,046	157,592
Coherent, Inc.	*	1,348	123,881
Corning, Inc.		45,400	948,406
CTS Corp.		1,580	24,869
Daktronics, Inc.		927	7,323
Dolby Laboratories, Inc., Class A		1,370	59,540
DTS, Inc.	*	755	16,444
Electro Rent Corp.		950	8,797
Fabrinet (Thailand)	*	2,972	96,144
FARO Technologies, Inc.	*	453	14,591
FEI Co.		1,368	121,766
FLIR Systems, Inc.		5,608	184,784
II-VI, Inc.	*	1,364	29,612
Ingram Micro, Inc., Class A		7,190	258,193
Insight Enterprises, Inc.	*	2,054	58,827
InvenSense, Inc.	*†	1,864	15,658
IPG Photonics Corp.	*†	1,188	114,143
Itron, Inc.	*	955	39,843
Jabil Circuit, Inc.		8,287	159,690
Keysight Technologies, Inc.	*	6,630	183,916
Kimball Electronics, Inc.	*	1,125	12,566
Knowles Corp.	*†	2,880	37,958
Littelfuse, Inc.	†	909	111,907
Mercury Systems, Inc.	*	963	19,549
Mesa Laboratories, Inc.	†	887	85,462
Methode Electronics, Inc.		1,383	40,439
MTS Systems Corp.		1,342	81,661
National Instruments Corp.		5,121	154,193
Newport Corp.	*	1,614	37,122
OSI Systems, Inc.	*	867	56,780
Park Electrochemical Corp.		1,086	17,387
PC Connection, Inc.		854	22,042
Plexus Corp.	*	1,884	74,456
QLogic Corp.	*	3,731	50,145
Rofin-Sinar Technologies, Inc.	*	2,200	70,884
Rogers Corp.	*†	803	48,076
Sanmina Corp.	*	3,577	83,630
ScanSource, Inc.	*	1,126	45,468
SYNNEX Corp.		853	78,979
Systemax, Inc.	*	1,358	11,910
Tech Data Corp.	*	2,057	157,916
Trimble Navigation Ltd.	*	12,136	300,973
TTM Technologies, Inc.	*	1,639	10,899
Universal Display Corp.	*	1,350	73,035
VeriFone Systems, Inc.	*	4,239	119,709
Vishay Intertechnology, Inc.	†	6,172	75,360
Vishay Precision Group, Inc.	*	440	6,164
Zebra Technologies Corp., Class A	*†	2,729	188,301

			6,521,323

Energy Equipment & Services—1.0%
Archrock, Inc.		2,465	19,720
Atwood Oceanics, Inc.		2,474	22,687
Baker Hughes, Inc.		17,431	764,001
Basic Energy Services, Inc.	*†	7,861	21,696
Bristow Group, Inc.		982	18,579
C&J Energy Services Ltd.	*†	3,382	4,769
Cameron International Corp.	*	8,658	580,519
CARBO Ceramics, Inc.	†	1,137	16,145
Diamond Offshore Drilling, Inc.	†	2,656	57,715
Dril-Quip, Inc.	*	1,338	81,029
Ensco plc, Class A (United Kingdom)		8,935	92,656
Era Group, Inc.	*	713	6,688
Exterran Corp.	*	1,232	19,047

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FMC Technologies, Inc.	*	9,017	$246,705
Forum Energy Technologies, Inc.	*†	2,107	27,812
Frank’s International NV (Netherlands)		1,561	25,725
Geospace Technologies Corp.	*†	1,100	13,574
Gulfmark Offshore, Inc., Class A	*†	1,000	6,170
Halliburton Co.		33,597	1,200,085
Helix Energy Solutions Group, Inc.	*	3,853	21,577
Helmerich & Payne, Inc.	†	3,926	230,535
Hornbeck Offshore Services, Inc.	*†	1,800	17,874
ION Geophysical Corp.	*†	408	3,297
Key Energy Services, Inc.	*†	31,574	11,663
Matrix Service Co.	*	468	8,284
McDermott International, Inc.	*†	11,704	47,869
Nabors Industries Ltd.		10,988	101,090
National Oilwell Varco, Inc.		16,514	513,585
Newpark Resources, Inc.	*	3,484	15,051
Noble Corp. plc (United Kingdom)	†	7,712	79,819
Oceaneering International, Inc.		4,464	148,383
Oil States International, Inc.	*	2,026	63,860
Parker Drilling Co.	*	3,755	7,961
Patterson-UTI Energy, Inc.		6,712	118,265
PHI, Inc. (Non-Voting Shares)	*	774	14,621
Pioneer Energy Services Corp.	*	2,700	5,940
Rowan Cos. plc, Class A	†	3,918	63,080
Schlumberger Ltd.		51,112	3,769,510
SEACOR Holdings, Inc.	*	713	38,823
Seadrill Ltd. (United Kingdom)	*†	15,030	49,599
Seventy Seven Energy, Inc.	*†	10,182	5,907
Superior Energy Services, Inc.		7,732	103,531
Tesco Corp.		3,185	27,423
TETRA Technologies, Inc.	*	2,352	14,935
Tidewater, Inc.	†	2,250	15,367
Unit Corp.	*†	1,702	14,995
US Silica Holdings, Inc.	†	2,169	49,280
Weatherford International plc (Switzerland)	*	28,035	218,112

			9,005,558

Food & Staples Retailing—2.1%
Andersons, Inc. (The)		1,050	32,981
Casey’s General Stores, Inc.		1,608	182,219
Costco Wholesale Corp.		17,542	2,764,268
CVS Health Corp.		45,214	4,690,048
Fresh Market, Inc. (The)	*†	1,489	42,481
Kroger Co. (The)		39,942	1,527,782
PriceSmart, Inc.	†	1,212	102,511
Rite Aid Corp.	*	36,454	297,100
SpartanNash Co.		808	24,490
Sprouts Farmers Market, Inc.	*	5,111	148,423
SUPERVALU, Inc.	*	8,154	46,967
Sysco Corp.		23,115	1,080,164
United Natural Foods, Inc.	*	1,912	77,054
Walgreens Boots Alliance, Inc.		34,353	2,893,897
Wal-Mart Stores, Inc.		62,571	4,285,488
Weis Markets, Inc.	†	382	17,213
Whole Foods Market, Inc.		14,831	461,392

			18,674,478

Food Products—1.7%
Archer-Daniels-Midland Co.		25,110	911,744
B&G Foods, Inc.	†	3,192	111,113
Bunge Ltd.		5,710	323,586
Calavo Growers, Inc.		526	30,014
Cal-Maine Foods, Inc.	†	956	49,626
Campbell Soup Co.		6,386	407,363

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ConAgra Foods, Inc.		16,632	$742,120
Darling Ingredients, Inc.	*	7,139	94,021
Dean Foods Co.	†	3,140	54,385
Farmer Brothers Co.	*	930	25,919
Flowers Foods, Inc.		7,909	146,000
Fresh Del Monte Produce, Inc.		1,221	51,367
Freshpet, Inc.	*†	1,106	8,107
General Mills, Inc.		24,219	1,534,274
Hain Celestial Group, Inc. (The)	*	3,503	143,308
Hershey Co. (The)		5,678	522,887
Hormel Foods Corp.		11,710	506,340
Ingredion, Inc.		3,164	337,884
Inventure Foods, Inc.	*†	5,272	29,787
J&J Snack Foods Corp.		761	82,401
J.M. Smucker Co. (The)		4,624	600,380
Kellogg Co.		10,655	815,640
Kraft Heinz Co. (The)		23,537	1,849,067
Lancaster Colony Corp.		980	108,359
Landec Corp.	*	986	10,353
McCormick & Co., Inc. (Non-Voting Shares)		4,898	487,253
Mead Johnson Nutrition Co.		7,933	674,067
Mondelez International, Inc., Class A		65,517	2,628,542
Pilgrim’s Pride Corp.	*†	1,940	49,276
Pinnacle Foods, Inc.		4,118	183,992
Post Holdings, Inc.	*	2,173	149,437
Sanderson Farms, Inc.	†	864	77,915
Seaboard Corp.	*	18	54,054
Seneca Foods Corp., Class A	*	2,538	88,170
Snyder’s-Lance, Inc.		2,026	63,778
Tootsie Roll Industries, Inc.	†	744	25,983
TreeHouse Foods, Inc.	*	1,572	136,371
Tyson Foods, Inc., Class A		11,986	798,987
WhiteWave Foods Co. (The)	*	6,423	261,031

			15,174,901

Gas Utilities—0.2%
AGL Resources, Inc.		4,652	303,031
Atmos Energy Corp.		3,593	266,816
Chesapeake Utilities Corp.		1,423	89,606
Laclede Group, Inc. (The)		1,025	69,444
National Fuel Gas Co.		3,639	182,132
New Jersey Resources Corp.	†	3,362	122,478
Northwest Natural Gas Co.		1,183	63,704
ONE Gas, Inc.	†	1,954	119,389
Piedmont Natural Gas Co., Inc.		2,740	163,934
Questar Corp.		7,412	183,818
South Jersey Industries, Inc.		4,028	114,597
Southwest Gas Corp.		1,252	82,444
UGI Corp.		6,633	267,244
WGL Holdings, Inc.		2,315	167,537

			2,196,174

Health Care Equipment & Supplies—2.3%
Abaxis, Inc.		749	33,997
Abbott Laboratories		59,091	2,471,777
ABIOMED, Inc.	*	1,465	138,897
Alere, Inc.	*	3,011	152,387
Align Technology, Inc.	*	2,915	211,891
Analogic Corp.		593	46,853
Baxter International, Inc.		21,536	884,699
Becton Dickinson and Co.		8,280	1,257,070
Boston Scientific Corp.	*	53,699	1,010,078
C.R. Bard, Inc.		2,876	582,879
Cantel Medical Corp.		828	59,086
Cerus Corp.	*†	9,553	56,649

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CONMED Corp.		1,362	$57,122
Cooper Cos., Inc. (The)		1,812	278,994
CryoLife, Inc.	†	937	10,073
Cynosure, Inc., Class A	*	314	13,854
DENTSPLY SIRONA, Inc.		9,383	578,304
DexCom, Inc.	*	3,795	257,718
Edwards Lifesciences Corp.	*	9,141	806,328
Endologix, Inc.	*†	2,429	20,306
GenMark Diagnostics, Inc.	*	4,863	25,628
Globus Medical, Inc., Class A	*	1,444	34,295
Greatbatch, Inc.	*	942	33,573
Haemonetics Corp.	*	2,314	80,944
Halyard Health, Inc.	*	1,817	52,202
HeartWare International, Inc.	*†	664	20,863
Hill-Rom Holdings, Inc.		1,576	79,273
Hologic, Inc.	*	9,792	337,824
ICU Medical, Inc.	*	605	62,980
IDEXX Laboratories, Inc.	*	3,970	310,930
Inogen, Inc.	*	1,047	47,094
Insulet Corp.	*	2,469	81,872
Integra LifeSciences Holdings Corp.	*	1,190	80,158
Intuitive Surgical, Inc.	*	1,442	866,714
Invacare Corp.		1,333	17,556
LDR Holding Corp.	*	680	17,333
LivaNova plc (United Kingdom)	*†	956	51,605
Masimo Corp.	*	1,500	62,760
Medtronic plc (Ireland)		57,345	4,300,875
Meridian Bioscience, Inc.	†	1,158	23,866
Merit Medical Systems, Inc.	*	3,149	58,225
Natus Medical, Inc.	*	956	36,739
Neogen Corp.	*	2,202	110,871
Nevro Corp.	*†	554	31,168
NuVasive, Inc.	*	1,746	84,943
Nuvectra Corp.	*	314	1,699
NxStage Medical, Inc.	*	1,869	28,016
OraSure Technologies, Inc.	*	1,687	12,197
Orthofix International NV	*	703	29,189
Oxford Immunotec Global plc (United Kingdom)	*	747	7,403
ResMed, Inc.		6,068	350,852
Rockwell Medical, Inc.	*†	2,762	20,743
RTI Surgical, Inc.	*	807	3,228
SeaSpine Holdings Corp.	*	396	5,797
Spectranetics Corp. (The)	*†	1,045	15,173
St. Jude Medical, Inc.		10,767	592,185
STAAR Surgical Co.	*†	848	6,267
STERIS plc (United Kingdom)		2,777	197,306
Stryker Corp.		13,299	1,426,850
SurModics, Inc.	*	3,284	60,458
Teleflex, Inc.		1,515	237,870
TransEnterix, Inc.	*†	7,273	30,910
Unilife Corp.	*†	19,810	13,471
Varian Medical Systems, Inc.	*	4,761	380,975
West Pharmaceutical Services, Inc.		3,408	236,243
Wright Medical Group NV (Netherlands)	*	2,772	46,015
Zeltiq Aesthetics, Inc.	*†	1,083	29,414
Zimmer Biomet Holdings, Inc.		6,834	728,709

			20,300,223

Health Care Providers & Services—2.6%
Acadia Healthcare Co., Inc.	*	3,214	177,124
Adeptus Health, Inc., Class A	*†	511	28,381
Aetna, Inc.		14,039	1,577,282
Air Methods Corp.	*†	2,900	105,038

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Almost Family, Inc.	*	422	$15,715
Amedisys, Inc.	*	1,698	82,081
AmerisourceBergen Corp.		8,235	712,739
AMN Healthcare Services, Inc.	*	1,507	50,650
Amsurg Corp.	*	2,661	198,511
Anthem, Inc.		10,756	1,494,976
BioScrip, Inc.	*†	1,095	2,343
Brookdale Senior Living, Inc.	*	6,585	104,570
Cardinal Health, Inc.		13,757	1,127,386
Centene Corp.	*	6,357	391,400
Chemed Corp.		506	68,538
Cigna Corp.		10,551	1,448,019
Community Health Systems, Inc.	*	4,972	92,032
Cross Country Healthcare, Inc.	*	1,339	15,573
DaVita HealthCare Partners, Inc.	*	7,014	514,687
Diplomat Pharmacy, Inc.	*†	912	24,989
Ensign Group, Inc. (The)		1,084	24,542
Envision Healthcare Holdings, Inc.	*	6,600	134,640
ExamWorks Group, Inc.	*†	1,308	38,665
Express Scripts Holding Co.	*	25,998	1,785,803
Genesis Healthcare, Inc.	*	6,839	15,866
HCA Holdings, Inc.	*	13,017	1,015,977
HealthEquity, Inc.	*	820	20,229
HealthSouth Corp.		3,032	114,094
Healthways, Inc.	*†	1,362	13,743
Henry Schein, Inc.	*	3,652	630,445
Humana, Inc.		6,153	1,125,691
Kindred Healthcare, Inc.		2,526	31,196
Laboratory Corp. of America Holdings	*	3,900	456,807
Landauer, Inc.		598	19,776
LifePoint Health, Inc.	*	2,149	148,818
Magellan Health, Inc.	*	1,400	95,102
McKesson Corp.		9,158	1,440,096
MEDNAX, Inc.	*	4,364	282,002
Molina Healthcare, Inc.	*	1,172	75,582
National HealthCare Corp.		431	26,851
National Research Corp., Class A		3,750	58,313
Owens & Minor, Inc.		2,434	98,382
Patterson Cos., Inc.		4,679	217,714
PharMerica Corp.	*	1,365	30,180
Premier, Inc., Class A	*	1,076	35,895
Quest Diagnostics, Inc.		5,486	391,975
Select Medical Holdings Corp.	*†	2,537	29,962
Team Health Holdings, Inc.	*	3,999	167,198
Tenet Healthcare Corp.	*	4,822	139,500
U.S. Physical Therapy, Inc.		1,300	64,649
UnitedHealth Group, Inc.		37,989	4,896,782
Universal American Corp.		1,812	12,938
Universal Health Services, Inc., Class B		3,504	437,019
VCA, Inc.	*	3,442	198,569
WellCare Health Plans, Inc.	*	1,500	139,125

			22,646,160

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*†	6,468	85,442
athenahealth, Inc.	*†	1,388	192,627
Cerner Corp.	*	11,584	613,489
HMS Holdings Corp.	*	4,230	60,700
IMS Health Holdings, Inc.	*	4,303	114,245
Medidata Solutions, Inc.	*	2,616	101,265
Omnicell, Inc.	*†	783	21,822
Quality Systems, Inc.		1,536	23,409
Veeva Systems, Inc., Class A	*†	2,201	55,113

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vocera Communications, Inc.	*	6,228	$79,407

			1,347,519

Hotels, Restaurants & Leisure—2.1%
Aramark		5,721	189,479
Biglari Holdings, Inc.	*	90	33,454
BJ’s Restaurants, Inc.	*	564	23,445
Bloomin’ Brands, Inc.		3,188	53,782
Bob Evans Farms, Inc.	†	1,465	68,401
Boyd Gaming Corp.	*	2,619	54,109
Brinker International, Inc.	†	2,003	92,038
Buffalo Wild Wings, Inc.	*†	867	128,420
Carnival Corp.		17,391	917,723
Cheesecake Factory, Inc. (The)	†	1,807	95,934
Chipotle Mexican Grill, Inc.	*	1,207	568,461
Choice Hotels International, Inc.	†	1,616	87,345
Churchill Downs, Inc.		638	94,347
Cracker Barrel Old Country Store, Inc.	†	919	140,304
Darden Restaurants, Inc.		4,499	298,284
Dave & Buster’s Entertainment, Inc.	*	635	24,625
Diamond Resorts International, Inc.	*†	1,233	29,962
DineEquity, Inc.	†	1,079	100,811
Domino’s Pizza, Inc.		1,974	260,292
Dunkin’ Brands Group, Inc.	†	4,613	217,595
Fiesta Restaurant Group, Inc.	*	595	19,504
Hilton Worldwide Holdings, Inc.		18,327	412,724
Hyatt Hotels Corp., Class A	*†	1,435	71,018
International Game Technology plc		2,211	40,351
International Speedway Corp., Class A		1,190	43,923
Interval Leisure Group, Inc.	†	1,886	27,234
Isle of Capri Casinos, Inc.	*	1,250	17,500
J Alexander’s Holdings, Inc.	*	540	5,702
Jack in the Box, Inc.		2,028	129,528
Krispy Kreme Doughnuts, Inc.	*	2,573	40,113
La Quinta Holdings, Inc.	*	1,715	21,437
Las Vegas Sands Corp.		15,013	775,872
Marcus Corp. (The)		1,505	28,520
Marriott International, Inc., Class A	†	8,143	579,619
Marriott Vacations Worldwide Corp.		1,075	72,562
McDonald’s Corp.		35,740	4,491,803
MGM Resorts International	*	16,457	352,838
Morgans Hotel Group Co.	*	2,300	3,174
Norwegian Cruise Line Holdings Ltd.	*	4,929	272,524
Panera Bread Co., Class A	*	1,040	213,023
Papa John’s International, Inc.	†	2,099	113,745
Penn National Gaming, Inc.	*	2,586	43,160
Pinnacle Entertainment, Inc.	*	1,629	57,178
Popeyes Louisiana Kitchen, Inc.	*	752	39,149
Red Robin Gourmet Burgers, Inc.	*	692	44,613
Royal Caribbean Cruises Ltd.		6,726	552,541
Ruby Tuesday, Inc.	*	2,816	15,150
Scientific Games Corp., Class A	*†	2,517	23,735
SeaWorld Entertainment, Inc.	†	2,129	44,837
Six Flags Entertainment Corp.		2,984	165,582
Sonic Corp.		2,360	82,978
Speedway Motorsports, Inc.		149	2,955
Starbucks Corp.		60,814	3,630,596
Starwood Hotels & Resorts Worldwide, Inc.		7,446	621,220
Texas Roadhouse, Inc.		3,070	133,791
Vail Resorts, Inc.		1,491	199,347
Wendy’s Co. (The)		11,481	125,028
Wyndham Worldwide Corp.		4,691	358,533

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wynn Resorts Ltd.	†	3,423	$319,811
Yum! Brands, Inc.		16,419	1,343,895

			19,015,624

Household Durables—0.6%
Beazer Homes USA, Inc.	*†	4,467	38,952
CalAtlantic Group, Inc.	†	2,400	80,208
CSS Industries, Inc.		1,096	30,611
D.R. Horton, Inc.		12,534	378,903
Ethan Allen Interiors, Inc.	†	1,551	49,353
Garmin Ltd. (Switzerland)		4,621	184,655
GoPro, Inc., Class A	*†	2,971	35,533
Harman International Industries, Inc.		2,728	242,901
Helen of Troy Ltd.	*†	1,333	138,219
Hovnanian Enterprises, Inc., Class A	*†	13,407	20,915
Jarden Corp.	*	7,940	468,063
KB Home	†	3,248	46,381
La-Z-Boy, Inc.		2,404	64,283
Leggett & Platt, Inc.		5,407	261,699
Lennar Corp., Class A		6,464	312,599
Lennar Corp., Class B		607	23,497
M/I Homes, Inc.	*	610	11,377
MDC Holdings, Inc.	†	1,091	27,341
Meritage Homes Corp.	*	1,300	47,398
Mohawk Industries, Inc.	*	2,377	453,769
NACCO Industries, Inc., Class A		309	17,740
Newell Rubbermaid, Inc.	†	10,591	469,075
NVR, Inc.	*	147	254,663
PulteGroup, Inc.		13,539	253,315
Tempur Sealy International, Inc.	*†	1,991	121,033
Toll Brothers, Inc.	*	6,318	186,444
TopBuild Corp.	*	1,834	54,543
TRI Pointe Group, Inc.	*	5,851	68,925
Tupperware Brands Corp.		2,427	140,717
Universal Electronics, Inc.	*	639	39,612
Whirlpool Corp.		3,016	543,905

			5,066,629

Household Products—1.7%
Central Garden & Pet Co., Class A	*	1,230	20,037
Church & Dwight Co., Inc.		5,138	473,621
Clorox Co. (The)		5,513	694,969
Colgate-Palmolive Co.		35,985	2,542,340
Energizer Holdings, Inc.		2,126	86,124
HRG Group, Inc.	*	2,642	36,803
Kimberly-Clark Corp.		14,543	1,956,179
Procter & Gamble Co. (The)		107,859	8,877,874
Spectrum Brands Holdings, Inc.	†	836	91,358
WD-40 Co.		949	102,502

			14,881,807

Independent Power and Renewable Electricity Producers—0.1%
Abengoa Yield plc (Spain)	†	2,316	41,179
AES Corp. (The)		26,935	317,833
Calpine Corp.	*	16,000	242,720
Dynegy, Inc.	*	5,695	81,837
NRG Energy, Inc.		14,472	188,281
NRG Yield, Inc., Class A		641	8,698
NRG Yield, Inc., Class C	†	2,320	33,037
Ormat Technologies, Inc.	†	741	30,559
Pattern Energy Group, Inc.	†	1,263	24,085
Talen Energy Corp.	*	3,449	31,041
TerraForm Power, Inc., Class A	*†	1,079	9,333

			1,008,603

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Industrial Conglomerates—2.2%
3M Co.		25,252	$4,207,741
Carlisle Cos., Inc.		2,452	243,974
Danaher Corp.		23,594	2,238,127
General Electric Co.		375,574	11,939,497
Roper Technologies, Inc.		3,837	701,289

			19,330,628

Insurance—2.8%
Aflac, Inc.		17,160	1,083,482
Alleghany Corp.	*	614	304,667
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	175,573
Allstate Corp. (The)		15,733	1,059,932
Ambac Financial Group, Inc.	*	1,330	21,014
American Equity Investment Life Holding Co.		4,302	72,274
American Financial Group, Inc.		2,657	186,973
American International Group, Inc.		46,883	2,534,026
American National Insurance Co.		374	43,197
AmTrust Financial Services, Inc.		1,356	35,093
Aon plc (United Kingdom)		11,429	1,193,759
Arch Capital Group Ltd. (Bermuda)	*	4,284	304,592
Argo Group International Holdings Ltd. (Bermuda)		1,086	62,326
Arthur J. Gallagher & Co.		6,304	280,402
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	167,522
Assurant, Inc.		2,563	197,735
Assured Guaranty Ltd. (Bermuda)		7,538	190,711
Axis Capital Holdings Ltd. (Bermuda)		4,847	268,815
Baldwin & Lyons, Inc., Class B		945	23,256
Brown & Brown, Inc.		5,036	180,289
Chubb Ltd. (Switzerland)		18,309	2,181,517
Cincinnati Financial Corp.		6,036	394,513
CNA Financial Corp.		1,422	45,760
CNO Financial Group, Inc.		6,600	118,272
Crawford & Co., Class B		1,891	12,254
EMC Insurance Group, Inc.		511	13,107
Employers Holdings, Inc.		2,770	77,948
Endurance Specialty Holdings Ltd. (Bermuda)		2,581	168,643
Enstar Group Ltd. (Bermuda)	*	772	125,512
Erie Indemnity Co., Class A		1,023	95,129
Everest Re Group Ltd. (Bermuda)		2,228	439,874
FBL Financial Group, Inc., Class A		1,275	78,438
First American Financial Corp.		3,159	120,389
FNF Group		10,681	362,086
Genworth Financial, Inc., Class A	*	16,181	44,174
Hanover Insurance Group, Inc. (The)		2,346	211,656
Hartford Financial Services Group, Inc. (The)		16,799	774,098
Horace Mann Educators Corp.		2,000	63,380
Independence Holding Co.		1,056	16,812
Infinity Property & Casualty Corp.		810	65,205
Kemper Corp.		1,906	56,360
Lincoln National Corp.		10,899	427,241
Loews Corp.		11,788	451,009
Markel Corp.	*	549	489,472
Marsh & McLennan Cos., Inc.		21,030	1,278,414
MBIA, Inc.	*†	5,212	46,126
Mercury General Corp.		1,109	61,550
MetLife, Inc.		38,013	1,670,291
Navigators Group, Inc. (The)	*	938	78,670

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Old Republic International Corp.		10,195	$186,365
Primerica, Inc.	†	1,747	77,794
Principal Financial Group, Inc.		10,891	429,650
ProAssurance Corp.		2,054	103,932
Progressive Corp. (The)		23,937	841,146
Prudential Financial, Inc.		18,098	1,307,038
Reinsurance Group of America, Inc.		2,454	236,198
RenaissanceRe Holdings Ltd. (Bermuda)		2,374	284,476
RLI Corp.	†	2,328	155,650
Safety Insurance Group, Inc.	†	850	48,501
Selective Insurance Group, Inc.		2,122	77,686
State Auto Financial Corp.		488	10,765
Stewart Information Services Corp.		1,239	44,951
Third Point Reinsurance Ltd. (Bermuda)	*	1,834	20,853
Torchmark Corp.		6,045	327,397
Travelers Cos., Inc. (The)		11,417	1,332,478
United Fire Group, Inc.		1,250	54,775
Unum Group		9,329	288,453
Validus Holdings Ltd. (Bermuda)		3,553	167,666
W.R. Berkley Corp.		3,415	191,923
White Mountains Insurance Group Ltd.		300	240,780
XL Group plc (Ireland)		10,597	389,970

			25,171,985

Internet & Catalog Retail—1.7%
1-800-Flowers.com, Inc., Class A	*	793	6,249
Amazon.com, Inc.	*	15,290	9,076,756
Expedia, Inc.		4,463	481,201
FTD Cos., Inc.	*†	501	13,151
Groupon, Inc.	*†	19,947	79,588
HSN, Inc.	†	1,886	98,657
Lands’ End, Inc.	*†	820	20,918
Liberty Interactive Corp. QVC Group, Series A	*	19,879	501,945
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	73,039
Liberty Ventures, Series A	*	6,242	244,187
Netflix, Inc.	*	16,784	1,715,828
Nutrisystem, Inc.		931	19,430
Overstock.com, Inc.	*	770	11,073
Priceline Group, Inc. (The)	*	2,080	2,681,037
Shutterfly, Inc.	*	1,965	91,117
TripAdvisor, Inc.	*	4,347	289,075
Wayfair, Inc., Class A	*†	1,230	53,161

			15,456,412

Internet Software & Services—3.8%
Akamai Technologies, Inc.	*	7,479	415,608
Alphabet, Inc., Class A	*	11,538	8,802,340
Alphabet, Inc., Class C	*	11,747	8,750,928
Angie’s List, Inc.	*†	1,166	9,410
Bazaarvoice, Inc.	*†	5,255	16,553
Blucora, Inc.	*	1,323	6,827
Box, Inc., Class A	*†	2,480	30,405
Brightcove, Inc.	*	3,636	22,689
ChannelAdvisor Corp.	*	1,716	19,305
Cimpress NV (Netherlands)	*†	1,843	167,142
comScore, Inc.	*	1,395	41,906
Cornerstone OnDemand, Inc.	*	1,310	42,929
CoStar Group, Inc.	*	1,152	216,772
Demandware, Inc.	*	750	29,325
EarthLink Holdings Corp.	†	5,814	32,965
eBay, Inc.	*	49,126	1,172,146

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Endurance International Group Holdings, Inc.	*†	1,747	$18,396
Envestnet, Inc.	*†	860	23,392
Facebook, Inc., Class A	*	86,515	9,871,361
Five9, Inc.	*	3,118	27,719
Gogo, Inc.	*†	2,212	24,354
GrubHub, Inc.	*†	2,284	57,397
GTT Communications, Inc.	*	2,669	44,145
IAC/InterActiveCorp		2,481	116,805
Internap Corp.	*	1,297	3,541
j2 Global, Inc.	†	1,614	99,390
LinkedIn Corp., Class A	*	4,275	488,846
LivePerson, Inc.	*	3,333	19,498
LogMeIn, Inc.	*	724	36,533
Marin Software, Inc.	*†	3,014	9,102
Marketo, Inc.	*	1,518	29,707
Monster Worldwide, Inc.	*†	4,681	15,260
NIC, Inc.	†	2,450	44,173
OPOWER, Inc.	*†	3,942	26,845
Pandora Media, Inc.	*†	7,896	70,669
Q2 Holdings, Inc.	*	1,718	41,301
Rackspace Hosting, Inc.	*	6,130	132,347
RealNetworks, Inc.	*	1,461	5,932
RetailMeNot, Inc.	*	5,316	42,581
Rocket Fuel, Inc.	*†	1,372	4,322
Shutterstock, Inc.	*†	501	18,402
SPS Commerce, Inc.	*	377	16,188
Stamps.com, Inc.	*	647	68,763
TrueCar, Inc.	*†	3,602	20,135
Twitter, Inc.	*	21,954	363,339
VeriSign, Inc.	*†	3,931	348,051
Web.com Group, Inc.	*	2,467	48,896
WebMD Health Corp.	*	2,106	131,899
Wix.com Ltd. (Israel)	*	2,051	41,574
XO Group, Inc.	*	2,304	36,979
Yahoo!, Inc.	*	37,137	1,367,013
Yelp, Inc.	*	2,689	53,457
Zillow Group, Inc., Class A	*†	821	20,977
Zillow Group, Inc., Class C	*†	5,298	125,721

			33,692,260

IT Services—3.8%
Accenture plc, Class A (Ireland)		24,915	2,875,191
Acxiom Corp.	*	3,451	73,989
Alliance Data Systems Corp.	*	2,365	520,300
Amdocs Ltd.		6,782	409,768
Automatic Data Processing, Inc.		18,580	1,666,812
Blackhawk Network Holdings, Inc.	*	1,698	58,241
Booz Allen Hamilton Holding Corp.		2,798	84,723
Broadridge Financial Solutions, Inc.		5,748	340,914
CACI International, Inc., Class A	*	1,198	127,827
Cardtronics, Inc.	*†	3,545	127,585
Ciber, Inc.	*	2,444	5,157
Cognizant Technology Solutions Corp., Class A	*	24,590	1,541,793
Computer Sciences Corp.		5,963	205,068
Convergys Corp.		5,933	164,759
CoreLogic, Inc.	*	3,159	109,617
CSG Systems International, Inc.	†	2,153	97,229
CSRA, Inc.		5,963	160,405
DST Systems, Inc.		1,853	208,963
EPAM Systems, Inc.	*	1,370	102,298
Euronet Worldwide, Inc.	*	1,761	130,508
EVERTEC, Inc. (Puerto Rico)		1,742	24,353
ExlService Holdings, Inc.	*	691	35,794

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Information Services, Inc.		10,986	$695,524
First Data Corp., Class A	*	6,658	86,154
Fiserv, Inc.	*	9,382	962,406
FleetCor Technologies, Inc.	*	3,496	520,030
Forrester Research, Inc.		963	32,366
Gartner, Inc.	*	3,107	277,610
Genpact Ltd.	*	6,727	182,907
Global Payments, Inc.		5,014	327,414
Hackett Group, Inc. (The)		1,140	17,237
Heartland Payment Systems, Inc.		1,959	189,181
International Business Machines Corp.		36,265	5,492,334
Jack Henry & Associates, Inc.		3,591	303,691
Leidos Holdings, Inc.		2,132	107,282
Lionbridge Technologies, Inc.	*	1,165	5,895
Luxoft Holding, Inc. (Switzerland)	*	391	21,517
ManTech International Corp., Class A		1,217	38,932
MasterCard, Inc., Class A		40,195	3,798,427
MAXIMUS, Inc.		3,502	184,345
ModusLink Global Solutions, Inc.	*†	1,007	1,480
MoneyGram International, Inc.	*	468	2,864
NeuStar, Inc., Class A	*†	3,140	77,244
Paychex, Inc.		12,658	683,659
PayPal Holdings, Inc.	*	49,126	1,896,264
Sabre Corp.		3,503	101,307
Science Applications International Corp.		1,218	64,968
ServiceSource International, Inc.	*†	7,526	32,061
Sykes Enterprises, Inc.	*	1,423	42,946
Syntel, Inc.	*	2,146	107,150
TeleTech Holdings, Inc.		2,738	76,007
Teradata Corp.	*	5,364	140,751
Total System Services, Inc.		6,935	329,967
Travelport Worldwide Ltd. (United Kingdom)		3,216	43,931
Unisys Corp.	*†	1,371	10,557
Vantiv, Inc., Class A	*	6,422	346,017
Virtusa Corp.	*	711	26,634
Visa, Inc., Class A		78,445	5,999,474
Western Union Co. (The)		23,068	444,982
WEX, Inc.	*	1,750	145,880
Xerox Corp.		40,261	449,313

			33,338,002

Leisure Products—0.2%
Arctic Cat, Inc.	†	689	11,575
Brunswick Corp.		3,797	182,180
Callaway Golf Co.		2,881	26,275
Hasbro, Inc.		4,899	392,410
JAKKS Pacific, Inc.	*†	765	5,692
Mattel, Inc.		13,029	438,035
Polaris Industries, Inc.	†	2,406	236,943
Smith & Wesson Holding Corp.	*	1,367	36,389
Sturm Ruger & Co., Inc.	†	1,052	71,936
Vista Outdoor, Inc.	*	3,100	160,921

			1,562,356

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*†	1,363	19,586
Affymetrix, Inc.	*†	2,525	35,375
Agilent Technologies, Inc.		13,260	528,411
Bio-Rad Laboratories, Inc., Class A	*	623	85,177
Bio-Techne Corp.		1,736	164,087
Bruker Corp.		4,987	139,636

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cambrex Corp.	*	1,258	$55,352
Charles River Laboratories International, Inc.	*	1,516	115,125
Fluidigm Corp.	*†	1,443	11,645
Illumina, Inc.	*	5,665	918,353
Luminex Corp.	*†	1,070	20,758
Mettler-Toledo International, Inc.	*	1,030	355,103
NanoString Technologies, Inc.	*	2,986	45,447
Pacific Biosciences of California, Inc.	*†	6,332	53,822
PAREXEL International Corp.	*	2,306	144,655
PerkinElmer, Inc.		5,266	260,456
QIAGEN NV (Netherlands)	*	8,728	194,984
Quintiles Transnational Holdings, Inc.	*	3,741	243,539
Sequenom, Inc.	*†	19,756	27,856
Thermo Fisher Scientific, Inc.		15,797	2,236,697
Waters Corp.	*	3,591	473,725

			6,129,789

Machinery—1.7%
Accuride Corp.	*	8,669	13,437
Actuant Corp., Class A	†	2,022	49,964
AGCO Corp.	†	3,068	152,480
Albany International Corp., Class A		1,437	54,017
Allison Transmission Holdings, Inc.		5,233	141,186
American Railcar Industries, Inc.	†	1,200	48,876
Astec Industries, Inc.		821	38,316
Barnes Group, Inc.		2,018	70,691
Blount International, Inc.	*	1,532	15,289
Briggs & Stratton Corp.		1,822	43,582
Caterpillar, Inc.		24,087	1,843,619
Chart Industries, Inc.	*	1,070	23,240
CIRCOR International, Inc.		711	32,983
CLARCOR, Inc.		2,354	136,038
Colfax Corp.	*	3,666	104,811
Crane Co.		2,467	132,873
Cummins, Inc.		7,207	792,338
Deere & Co.		12,863	990,322
Donaldson Co., Inc.	†	5,274	168,293
Dover Corp.		6,400	411,712
EnPro Industries, Inc.		981	56,584
ESCO Technologies, Inc.		1,222	47,634
ExOne Co. (The)	*†	1,154	15,164
Federal Signal Corp.		2,159	28,628
Flowserve Corp.		5,994	266,194
FreightCar America, Inc.		900	14,022
Graco, Inc.		2,883	242,057
Greenbrier Cos., Inc. (The)	†	661	18,270
Harsco Corp.		3,646	19,871
Hillenbrand, Inc.		1,576	47,201
Hurco Cos., Inc.		300	9,897
Hyster-Yale Materials Handling, Inc.		618	41,159
IDEX Corp.		3,304	273,835
Illinois Tool Works, Inc.		12,153	1,244,953
Ingersoll-Rand plc		11,284	699,721
ITT Corp.		3,588	132,361
John Bean Technologies Corp.		1,164	65,661
Joy Global, Inc.	†	4,237	68,089
Kadant, Inc.		721	32,560
Kennametal, Inc.		3,196	71,878
Lincoln Electric Holdings, Inc.		3,754	219,872
Lindsay Corp.	†	808	57,861
Manitowoc Co., Inc. (The)		5,044	21,840
Manitowoc Foodservice, Inc.	*†	5,044	74,349
Meritor, Inc.	*	2,791	22,495

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Middleby Corp. (The)	*	2,531	$270,235
Mueller Industries, Inc.		3,184	93,673
Mueller Water Products, Inc., Class A		3,000	29,640
Navistar International Corp.	*†	2,436	30,499
Nordson Corp.		3,044	231,466
Oshkosh Corp.	†	2,868	117,215
PACCAR, Inc.		13,902	760,300
Parker-Hannifin Corp.		5,733	636,822
Pentair plc (United Kingdom)		7,818	424,205
Proto Labs, Inc.	*†	538	41,474
RBC Bearings, Inc.	*	737	53,993
Rexnord Corp.	*	1,467	29,663
Snap-on, Inc.		2,419	379,759
SPX Corp.		2,157	32,398
SPX FLOW, Inc.	*	2,157	54,098
Standex International Corp.		724	56,334
Stanley Black & Decker, Inc.		6,058	637,362
Tennant Co.		1,280	65,894
Terex Corp.		4,124	102,605
Timken Co. (The)		3,702	123,980
Titan International, Inc.	†	1,356	7,295
Toro Co. (The)		2,040	175,685
TriMas Corp.	*	3,917	68,626
Trinity Industries, Inc.		6,102	111,728
Wabash National Corp.	*	6,441	85,021
WABCO Holdings, Inc.	*	2,354	251,690
Wabtec Corp.		3,474	275,453
Watts Water Technologies, Inc., Class A		1,225	67,534
Woodward, Inc.		2,448	127,345
Xylem, Inc.		7,149	292,394

			14,690,609

Marine—0.0%
Kirby Corp.	*	2,358	142,164
Matson, Inc.		1,466	58,889

			201,053

Media—3.2%
AMC Networks, Inc., Class A	*	2,261	146,829
Cable One, Inc.		183	79,995
Cablevision Systems Corp., Class A		9,044	298,452
Carmike Cinemas, Inc.	*	1,250	37,550
CBS Corp. (Non-Voting Shares), Class B		18,677	1,028,916
Charter Communications, Inc., Class A	*†	3,058	619,031
Cinemark Holdings, Inc.		4,469	160,124
Clear Channel Outdoor Holdings, Inc., Class A		2,500	11,750
Comcast Corp., Class A		100,067	6,112,092
Crown Media Holdings, Inc., Class A	*	5,899	29,967
Cumulus Media, Inc., Class A	*	2,174	1,009
Discovery Communications, Inc., Class A	*†	7,696	220,336
Discovery Communications, Inc., Class C	*	9,058	244,566
DISH Network Corp., Class A	*	9,231	427,026
DreamWorks Animation SKG, Inc., Class A	*†	3,056	76,247
Entercom Communications Corp., Class A	*	2,183	23,096
Entravision Communications Corp., Class A		2,852	21,219
Eros International plc	*†	805	9,266
EW Scripps Co. (The), Class A		3,222	50,231

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gannett Co., Inc.		4,308	$65,223
Global Eagle Entertainment, Inc.	*†	3,427	29,198
Harte-Hanks, Inc.		3,119	7,891
IMAX Corp. (Canada)	*	1,872	58,200
Interpublic Group of Cos., Inc. (The)		17,203	394,809
John Wiley & Sons, Inc., Class A		2,491	121,785
Journal Media Group, Inc.		1,061	12,690
Liberty Broadband Corp., Class A	*	889	51,704
Liberty Broadband Corp., Class C	*	2,329	134,966
Liberty Media Corp., Series A	*	4,239	163,753
Liberty Media Corp., Series C	*	7,112	270,896
Lions Gate Entertainment Corp.	†	5,038	110,080
Live Nation Entertainment, Inc.	*	5,485	122,370
Madison Square Garden Co. (The), Class A	*	753	125,269
MDC Partners, Inc., Class A	†	1,459	34,432
Media General, Inc.	*	2,225	36,290
Meredith Corp.		2,083	98,943
MSG Networks, Inc., Class A	*	2,261	39,093
National CineMedia, Inc.		2,226	33,857
New Media Investment Group, Inc.		1,586	26,391
New York Times Co. (The), Class A		5,682	70,798
News Corp., Class A		17,563	224,280
Nexstar Broadcasting Group, Inc., Class A	†	902	39,932
Omnicom Group, Inc.		9,924	825,975
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	57,987
Scholastic Corp.	†	1,845	68,948
Scripps Networks Interactive, Inc., Class A		3,612	236,586
Sinclair Broadcast Group, Inc., Class A		2,049	63,007
Sirius XM Holdings, Inc.	*†	86,942	343,421
Starz, Class A	*	4,301	113,245
TEGNA, Inc.		8,617	202,155
Thomson Reuters Corp.		13,044	528,021
Time Warner Cable, Inc.		11,250	2,301,975
Time Warner, Inc.		33,306	2,416,350
Time, Inc.	†	4,387	67,735
Tribune Media Co., Class A		2,756	105,693
Twenty-First Century Fox, Inc., Class A		46,513	1,296,782
Twenty-First Century Fox, Inc., Class B		16,156	455,599
Viacom, Inc., Class B		14,998	619,117
Walt Disney Co. (The)		67,928	6,745,930
World Wrestling Entertainment, Inc., Class A	†	1,030	18,190

			28,337,268

Metals & Mining—0.4%
AK Steel Holding Corp.	*†	5,009	20,687
Alcoa, Inc.	†	49,609	475,254
Allegheny Technologies, Inc.	†	3,760	61,288
Carpenter Technology Corp.	†	1,882	64,421
Century Aluminum Co.	*†	865	6,098
Cliffs Natural Resources, Inc.	*†	4,448	13,344
Coeur Mining, Inc.	*†	7,315	41,110
Commercial Metals Co.		4,080	69,238
Compass Minerals International, Inc.	†	1,915	135,697
Ferroglobe plc (United Kingdom)	†	2,174	19,153
Freeport-McMoRan, Inc.	†	40,638	420,197
Hecla Mining Co.	†	20,609	57,293
Kaiser Aluminum Corp.		1,591	134,503

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Materion Corp.		1,122	$29,711
Newmont Mining Corp.		19,940	530,005
Nucor Corp.		12,379	585,527
Reliance Steel & Aluminum Co.	†	2,966	205,217
Royal Gold, Inc.		2,286	117,249
Schnitzer Steel Industries, Inc., Class A		693	12,779
Southern Copper Corp. (Peru)	†	6,259	173,437
Steel Dynamics, Inc.		8,080	181,881
Stillwater Mining Co.	*†	3,727	39,693
SunCoke Energy, Inc.		1,473	9,574
Tahoe Resources, Inc.	†	5,318	53,340
TimkenSteel Corp.	†	1,851	16,844
United States Steel Corp.	†	5,607	89,992
Worthington Industries, Inc.		3,575	127,413

			3,690,945

Multiline Retail—0.6%
Big Lots, Inc.		1,874	84,873
Dillard’s, Inc., Class A	†	872	74,041
Dollar General Corp.		12,040	1,030,624
Dollar Tree, Inc.	*	9,285	765,641
Fred’s, Inc., Class A	†	1,781	26,555
J.C. Penney Co., Inc.	*†	12,541	138,703
Kohl’s Corp.		7,696	358,711
Macy’s, Inc.		13,140	579,343
Nordstrom, Inc.	†	4,576	261,793
Sears Holdings Corp.	*†	2,729	41,781
Target Corp.		24,954	2,053,215
Tuesday Morning Corp.	*	1,816	14,855

			5,430,135

Multi-Utilities—1.1%
Alliant Energy Corp.		4,491	333,592
Ameren Corp.		9,861	494,036
Avista Corp.		1,759	71,732
Black Hills Corp.	†	2,041	122,725
CenterPoint Energy, Inc.		16,026	335,264
CMS Energy Corp.		11,539	489,715
Consolidated Edison, Inc.		11,897	911,548
Dominion Resources, Inc.		23,432	1,760,212
DTE Energy Co.		7,157	648,854
MDU Resources Group, Inc.		7,657	149,005
NiSource, Inc.		11,700	275,652
NorthWestern Corp.		1,449	89,476
Public Service Enterprise Group, Inc.		20,287	956,329
SCANA Corp.		5,296	371,514
Sempra Energy		10,053	1,046,015
TECO Energy, Inc.		10,912	300,407
Unitil Corp.		2,609	110,857
Vectren Corp.		3,706	187,375
WEC Energy Group, Inc.		12,633	758,864

			9,413,172

Oil, Gas & Consumable Fuels—5.1%
Abraxas Petroleum Corp.	*†	7,391	7,465
Adams Resources & Energy, Inc.		1,006	40,220
Alon USA Energy, Inc.	†	1,438	14,840
Anadarko Petroleum Corp.		19,986	930,748
Antero Resources Corp.	*†	2,697	67,074
Apache Corp.		15,202	742,010
Approach Resources, Inc.	*†	6,809	7,899
Bill Barrett Corp.	*†	4,290	26,684
Bonanza Creek Energy, Inc.	*†	2,369	3,767
Cabot Oil & Gas Corp.		16,664	378,439
California Resources Corp.	†	14,959	15,408

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Callon Petroleum Co.	*	4,584	$40,568
Carrizo Oil & Gas, Inc.	*†	1,800	55,656
Cheniere Energy, Inc.	*†	8,974	303,590
Chesapeake Energy Corp.	†	20,459	84,291
Chevron Corp.		75,067	7,161,392
Cimarex Energy Co.		3,609	351,047
Clayton Williams Energy, Inc.	*†	550	4,906
Clean Energy Fuels Corp.	*†	6,729	19,716
Cloud Peak Energy, Inc.	*	5,068	9,883
Cobalt International Energy, Inc.	*	13,233	39,302
Columbia Pipeline Group, Inc.		16,574	416,007
Concho Resources, Inc.	*	5,495	555,215
ConocoPhillips		49,252	1,983,378
CONSOL Energy, Inc.	†	8,802	99,375
Contango Oil & Gas Co.	*	400	4,716
Continental Resources, Inc.	*†	4,100	124,476
Delek US Holdings, Inc.		2,148	32,736
Denbury Resources, Inc.	†	16,015	35,553
Devon Energy Corp.		20,703	568,090
Diamondback Energy, Inc.	*	3,530	272,445
Energen Corp.		2,644	96,744
Energy XXI Ltd.	†	18,095	11,271
EOG Resources, Inc.		22,478	1,631,453
EQT Corp.		5,757	387,216
Erin Energy Corp.	*†	10,398	19,548
EXCO Resources, Inc.	*†	44,447	43,963
Exxon Mobil Corp.		166,942	13,954,682
GasLog Ltd. (Monaco)	†	1,355	13,198
Gastar Exploration, Inc.	*†	11,611	12,772
Golar LNG Ltd. (Bermuda)	†	2,827	50,801
Green Plains, Inc.		1,442	23,014
Gulfport Energy Corp.	*	3,976	112,680
Halcon Resources Corp.	*†	9,525	9,155
Hess Corp.		10,596	557,879
HollyFrontier Corp.		7,651	270,233
Kinder Morgan, Inc.		71,088	1,269,632
Kosmos Energy Ltd.	*†	4,050	23,571
Laredo Petroleum, Inc.	*†	4,696	37,239
Marathon Oil Corp.		25,577	284,928
Marathon Petroleum Corp.		21,424	796,544
Matador Resources Co.	*†	1,536	29,123
Memorial Resource Development Corp.	*	3,125	31,813
Murphy Oil Corp.	†	7,752	195,273
Newfield Exploration Co.	*	6,029	200,464
Noble Energy, Inc.		16,513	518,673
Nordic American Tankers Ltd. (Norway)	†	1,750	24,658
Northern Oil and Gas, Inc.	*†	6,464	25,791
Oasis Petroleum, Inc.	*†	5,799	42,217
Occidental Petroleum Corp.		30,779	2,106,207
ONEOK, Inc.	†	7,816	233,386
Panhandle Oil and Gas, Inc., Class A		2,234	38,671
Parsley Energy, Inc., Class A	*	2,069	46,759
PBF Energy, Inc., Class A		3,454	114,673
PDC Energy, Inc.	*	1,250	74,313
Peabody Energy Corp.	†	708	1,643
Phillips 66		22,053	1,909,569
Pioneer Natural Resources Co.		6,560	923,254
QEP Resources, Inc.		7,412	104,583
Range Resources Corp.	†	6,231	201,760
Rice Energy, Inc.	*	1,911	26,678
RSP Permian, Inc.	*	1,558	45,244
Sanchez Energy Corp.	*	5,494	30,162
Scorpio Tankers, Inc. (Monaco)		12,382	72,187

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SemGroup Corp., Class A		2,433	$54,499
Ship Finance International Ltd. (Norway)	†	3,352	46,559
SM Energy Co.	†	2,262	42,390
Southwestern Energy Co.	*†	14,266	115,127
Spectra Energy Corp.		27,625	845,325
Stone Energy Corp.	*†	1,208	954
Synergy Resources Corp.	*†	6,874	53,411
Targa Resources Corp.		6,921	206,661
Teekay Corp. (Bermuda)		1,691	14,644
Tesoro Corp.		5,519	474,689
TransAtlantic Petroleum Ltd.	*	3,715	2,786
Triangle Petroleum Corp.	*†	12,434	6,743
Ultra Petroleum Corp.	*†	7,839	3,904
Uranium Energy Corp. (Canada)	*†	27,356	20,462
Valero Energy Corp.		19,769	1,267,984
Western Refining, Inc.	†	2,500	72,725
Westmoreland Coal Co.	*†	1,163	8,385
Whiting Petroleum Corp.	*†	7,154	57,089
Williams Cos., Inc. (The)		29,929	480,959
World Fuel Services Corp.		2,641	128,300
WPX Energy, Inc.	*	8,069	56,402

			44,960,518

Paper & Forest Products—0.1%
Boise Cascade Co.	*	1,240	25,693
Clearwater Paper Corp.	*	924	44,823
Deltic Timber Corp.	†	724	43,549
Domtar Corp.		2,776	112,428
KapStone Paper and Packaging Corp.		5,716	79,167
Louisiana-Pacific Corp.	*	4,396	75,259
Neenah Paper, Inc.		652	41,506
P.H. Glatfelter Co.		1,740	36,070
Schweitzer-Mauduit International, Inc.		1,448	45,583

			504,078

Personal Products—0.2%
Avon Products, Inc.	†	14,351	69,028
Coty, Inc., Class A	†	2,860	79,594
Edgewell Personal Care Co.		2,126	171,207
Elizabeth Arden, Inc.	*†	1,017	8,329
Estee Lauder Cos., Inc. (The), Class A		8,528	804,276
Herbalife Ltd.	*†	3,289	202,471
Medifast, Inc.		734	22,159
Natural Health Trends Corp.	†	1,040	34,476
Nu Skin Enterprises, Inc., Class A	†	2,249	86,024
USANA Health Sciences, Inc.	*†	593	72,002

			1,549,566

Pharmaceuticals—5.0%
AbbVie, Inc.		66,699	3,809,847
Aerie Pharmaceuticals, Inc.	*†	2,445	29,731
Akorn, Inc.	*†	2,604	61,272
Alimera Sciences, Inc.	*†	6,205	10,859
Allergan plc	*	15,764	4,225,225
ANI Pharmaceuticals, Inc.	*†	726	24,437
Aralez Pharmaceuticals, Inc. (Canada)	*	1,014	3,600
Aratana Therapeutics, Inc.	*†	3,394	18,735
Assembly Biosciences, Inc.	*	2,765	13,880
BioDelivery Sciences International, Inc.	*†	3,488	11,266
Bristol-Myers Squibb Co.		66,695	4,260,477
Catalent, Inc.	*	2,241	59,767

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cempra, Inc.	*†	1,297	$22,723
Depomed, Inc.	*†	3,130	43,601
Eli Lilly & Co.		39,123	2,817,247
Endo International plc (Ireland)	*	10,002	281,556
Impax Laboratories, Inc.	*†	3,833	122,733
Innoviva, Inc.	†	3,224	40,590
Intra-Cellular Therapies, Inc.	*	1,438	39,976
Jazz Pharmaceuticals plc (Ireland)	*	2,302	300,526
Johnson & Johnson		110,538	11,960,212
Lannett Co., Inc.	*†	723	12,963
Mallinckrodt plc	*	4,584	280,908
Medicines Co. (The)	*†	2,018	64,112
Merck & Co., Inc.		112,742	5,965,179
Mylan NV	*†	16,275	754,346
Nektar Therapeutics	*	7,926	108,982
Omeros Corp.	*†	2,562	39,301
Orexigen Therapeutics, Inc.	*†	6,895	3,880
Pacira Pharmaceuticals, Inc.	*†	2,084	110,410
Pernix Therapeutics Holdings, Inc.	*†	4,696	4,931
Perrigo Co. plc (Ireland)		5,647	722,421
Pfizer, Inc.		246,492	7,306,023
Prestige Brands Holdings, Inc.	*†	1,723	91,991
Relypsa, Inc.	*†	1,369	18,550
Revance Therapeutics, Inc.	*†	1,376	24,025
SciClone Pharmaceuticals, Inc.	*†	1,700	18,700
Teligent, Inc.	*†	7,413	36,324
Tetraphase Pharmaceuticals, Inc.	*	1,989	9,209
TherapeuticsMD, Inc.	*†	8,137	52,077
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	17,315
VIVUS, Inc.	*†	1,630	2,282
XenoPort, Inc.	*†	1,939	8,745
Zoetis, Inc.		19,148	848,831

			44,659,765

Professional Services—0.4%
Acacia Research Corp.		2,593	9,827
Advisory Board Co. (The)	*	1,900	61,275
Barrett Business Services, Inc.		1,310	37,662
CDI Corp.		1,131	7,103
CEB, Inc.		1,507	97,548
CRA International, Inc.	*	986	19,365
Dun & Bradstreet Corp. (The)		1,546	159,362
Equifax, Inc.		4,628	528,934
Exponent, Inc.		597	30,453
FTI Consulting, Inc.	*	1,735	61,610
Heidrick & Struggles International, Inc.	†	865	20,500
Huron Consulting Group, Inc.	*†	988	57,492
IHS, Inc., Class A	*	2,723	338,088
Insperity, Inc.		1,143	59,127
Kelly Services, Inc., Class A		1,173	22,428
Kforce, Inc.		297	5,815
Korn/Ferry International		1,624	45,943
ManpowerGroup, Inc.		3,593	292,542
Navigant Consulting, Inc.	*	2,313	36,568
Nielsen Holdings plc		13,962	735,239
On Assignment, Inc.	*	1,243	45,892
Pendrell Corp.	*†	52,124	27,626
Resources Connection, Inc.		2,060	32,054
Robert Half International, Inc.		5,264	245,197
RPX Corp.	*	1,894	21,326
TriNet Group, Inc.	*	1,517	21,769
TrueBlue, Inc.	*	2,485	64,983
Verisk Analytics, Inc.	*	6,509	520,199

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
WageWorks, Inc.	*	834	$42,209

			3,648,136

Real Estate Investment Trusts (REITs)—4.2%
Acadia Realty Trust REIT		1,368	48,058
Agree Realty Corp. REIT		814	31,315
Alexander’s, Inc. REIT		78	29,683
Alexandria Real Estate Equities, Inc. REIT		3,569	324,386
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	19,140
American Assets Trust, Inc. REIT		791	31,577
American Campus Communities, Inc. REIT		5,228	246,187
American Capital Agency Corp. REIT		16,586	308,997
American Capital Mortgage Investment Corp. REIT		1,863	27,349
American Homes 4 Rent, Class A REIT		4,795	76,240
American Tower Corp. REIT		16,999	1,740,188
Annaly Capital Management, Inc. REIT		40,388	414,381
Anworth Mortgage Asset Corp. REIT		12,920	60,207
Apartment Investment & Management Co., Class A REIT		5,659	236,659
Apollo Commercial Real Estate Finance, Inc. REIT	†	1,594	25,982
Apollo Residential Mortgage, Inc. REIT		5,132	68,871
Apple Hospitality REIT, Inc. REIT	†	5,769	114,284
Ares Commercial Real Estate Corp. REIT		2,901	31,766
Armada Hoffler Properties, Inc. REIT		2,694	30,307
ARMOUR Residential REIT, Inc. REIT	†	1,948	41,940
Ashford Hospitality Prime, Inc. REIT		1,011	11,798
Ashford Hospitality Trust, Inc. REIT		4,200	26,796
AvalonBay Communities, Inc. REIT		5,348	1,017,190
Boston Properties, Inc. REIT		5,931	753,711
Brandywine Realty Trust REIT		6,105	85,653
Brixmor Property Group, Inc. REIT		6,070	155,513
Camden Property Trust REIT		4,149	348,889
Capstead Mortgage Corp. REIT	†	2,400	23,736
Care Capital Properties, Inc. REIT		3,119	83,714
CareTrust REIT, Inc. REIT		2,939	37,325
CatchMark Timber Trust, Inc., Class A REIT		3,104	33,616
CBL & Associates Properties, Inc. REIT		7,509	89,357
Cedar Realty Trust, Inc. REIT		10,942	79,111
Chatham Lodging Trust REIT		3,723	79,784
Chesapeake Lodging Trust REIT		1,373	36,330
Chimera Investment Corp. REIT		10,387	141,159
Colony Capital, Inc., Class A REIT		6,320	105,986
Colony Starwood Homes REIT	†	1,667	41,258
Columbia Property Trust, Inc. REIT		4,869	107,069
Communications Sales & Leasing, Inc. REIT		4,200	93,450
CoreSite Realty Corp. REIT		523	36,615
Corporate Office Properties Trust REIT		3,067	80,478
Corrections Corp. of America REIT	†	5,829	186,819
Cousins Properties, Inc. REIT		5,850	60,723

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Crown Castle International Corp. REIT		13,616	$1,177,784
CubeSmart REIT		8,821	293,739
CyrusOne, Inc. REIT		1,283	58,569
CYS Investments, Inc. REIT		8,017	65,258
DCT Industrial Trust, Inc. REIT		2,947	116,318
DDR Corp. REIT		10,035	178,523
DiamondRock Hospitality Co. REIT		7,285	73,724
Digital Realty Trust, Inc. REIT	†	6,213	549,788
Douglas Emmett, Inc. REIT		5,136	154,645
Duke Realty Corp. REIT		14,966	337,334
DuPont Fabros Technology, Inc. REIT		2,411	97,718
EastGroup Properties, Inc. REIT		1,538	92,849
Education Realty Trust, Inc. REIT		3,401	141,482
Empire State Realty Trust, Inc., Class A REIT		1,901	33,325
EPR Properties REIT		2,733	182,072
Equinix, Inc. REIT		2,889	955,421
Equity Commonwealth REIT	*	3,755	105,966
Equity LifeStyle Properties, Inc. REIT		3,131	227,718
Equity One, Inc. REIT		2,619	75,061
Equity Residential REIT		14,835	1,113,070
Essex Property Trust, Inc. REIT		2,581	603,593
Extra Space Storage, Inc. REIT		5,218	487,674
Federal Realty Investment Trust REIT		2,620	408,851
FelCor Lodging Trust, Inc. REIT		11,241	91,277
First Industrial Realty Trust, Inc. REIT		6,729	153,017
First Potomac Realty Trust REIT		1,628	14,750
Forest City Realty Trust, Inc., Class A REIT		9,240	194,872
Four Corners Property Trust, Inc. REIT		2,048	36,762
Franklin Street Properties Corp. REIT		2,200	23,342
Gaming and Leisure Properties, Inc. REIT		3,091	95,574
General Growth Properties, Inc. REIT		23,100	686,763
GEO Group, Inc. (The) REIT		2,829	98,081
Getty Realty Corp. REIT		1,756	34,821
Gladstone Commercial Corp. REIT		1,994	32,662
Government Properties Income Trust REIT	†	3,576	63,832
Gramercy Property Trust REIT		15,294	129,234
Hatteras Financial Corp. REIT		3,559	50,894
HCP, Inc. REIT		19,163	624,331
Healthcare Realty Trust, Inc. REIT		3,032	93,658
Healthcare Trust of America, Inc., Class A REIT		4,623	136,009
Hersha Hospitality Trust REIT		1,757	37,494
Highwoods Properties, Inc. REIT		3,408	162,936
Hospitality Properties Trust REIT		5,604	148,842
Host Hotels & Resorts, Inc. REIT		29,698	495,957
Hudson Pacific Properties, Inc. REIT		2,051	59,315
Independence Realty Trust, Inc. REIT		2,211	15,742
Invesco Mortgage Capital, Inc. REIT		5,009	61,010
Investors Real Estate Trust REIT		2,989	21,700
Iron Mountain, Inc. REIT		8,571	290,643
iStar, Inc. REIT	*	7,235	69,890
Kilroy Realty Corp. REIT		3,732	230,899
Kimco Realty Corp. REIT		18,468	531,509
Kite Realty Group Trust REIT		1,879	52,067
Ladder Capital Corp. REIT		1,894	23,580

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lamar Advertising Co., Class A REIT		3,479	$213,959
LaSalle Hotel Properties REIT		6,253	158,263
Lexington Realty Trust REIT		9,308	80,049
Liberty Property Trust REIT		5,315	177,840
LTC Properties, Inc. REIT		2,385	107,897
Macerich Co. (The) REIT		6,030	477,817
Mack-Cali Realty Corp. REIT		2,488	58,468
Medical Properties Trust, Inc. REIT	†	9,571	124,232
MFA Financial, Inc. REIT		14,467	99,099
Mid-America Apartment Communities, Inc. REIT		2,884	294,774
Monmouth Real Estate Investment Corp. REIT		3,275	38,940
Monogram Residential Trust, Inc. REIT	†	4,894	48,255
National Health Investors, Inc. REIT		979	65,123
National Retail Properties, Inc. REIT		4,264	196,997
National Storage Affiliates Trust REIT		3,630	76,956
New Residential Investment Corp. REIT		7,637	88,818
New York Mortgage Trust, Inc. REIT	†	8,120	38,489
New York REIT, Inc. REIT		3,795	38,330
NexPoint Residential Trust, Inc. REIT		3,176	41,574
NorthStar Realty Europe Corp. REIT		1,961	22,748
NorthStar Realty Finance Corp. REIT		5,885	77,211
Omega Healthcare Investors, Inc. REIT	†	8,644	305,133
Outfront Media, Inc. REIT		5,065	106,872
Paramount Group, Inc. REIT		4,781	76,257
Parkway Properties, Inc. REIT		5,570	87,226
Pebblebrook Hotel Trust REIT		4,175	121,367
Pennsylvania Real Estate Investment Trust REIT		1,510	32,994
PennyMac Mortgage Investment Trust REIT	†	5,770	78,703
Physicians Realty Trust REIT		5,898	109,585
Piedmont Office Realty Trust, Inc., Class A REIT		5,563	112,985
Post Properties, Inc. REIT		2,078	124,140
Potlatch Corp. REIT		1,618	50,967
Preferred Apartment Communities, Inc., Class A REIT		4,568	57,922
Prologis, Inc. REIT		20,929	924,643
PS Business Parks, Inc. REIT		599	60,205
Public Storage REIT		5,836	1,609,744
QTS Realty Trust, Inc., Class A REIT		1,447	68,559
RAIT Financial Trust REIT		7,882	24,749
Ramco-Gershenson Properties Trust REIT		1,275	22,988
Rayonier, Inc. REIT		5,004	123,499
Realty Income Corp. REIT	†	10,080	630,101
Redwood Trust, Inc. REIT	†	2,801	36,637
Regency Centers Corp. REIT		3,446	257,933
Resource Capital Corp. REIT	†	1,851	20,824
Retail Opportunity Investments Corp. REIT		7,505	151,001
Retail Properties of America, Inc., Class A REIT		8,943	141,747
Rexford Industrial Realty, Inc. REIT		2,874	52,192
RLJ Lodging Trust REIT		4,345	99,414
Rouse Properties, Inc. REIT		579	10,642

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ryman Hospitality Properties, Inc. REIT	†	2,005	$103,217
Sabra Health Care REIT, Inc. REIT		1,749	35,137
Saul Centers, Inc. REIT		987	52,331
Select Income REIT REIT		1,356	31,256
Senior Housing Properties Trust REIT		7,433	132,976
Silver Bay Realty Trust Corp. REIT		489	7,262
Simon Property Group, Inc. REIT		12,353	2,565,595
SL Green Realty Corp. REIT		3,603	349,059
Sovran Self Storage, Inc. REIT		1,269	149,679
Spirit Realty Capital, Inc. REIT		14,667	165,004
STAG Industrial, Inc. REIT		1,440	29,318
Starwood Property Trust, Inc. REIT		8,338	157,838
Summit Hotel Properties, Inc. REIT	†	3,330	39,860
Sun Communities, Inc. REIT		1,743	124,816
Sunstone Hotel Investors, Inc. REIT		8,240	115,360
Tanger Factory Outlet Centers, Inc. REIT		3,251	118,304
Taubman Centers, Inc. REIT		2,083	148,372
Terreno Realty Corp. REIT		4,464	104,681
Two Harbors Investment Corp. REIT		12,786	101,521
UDR, Inc. REIT		12,278	473,071
UMH Properties, Inc. REIT		4,155	41,218
Universal Health Realty Income Trust REIT		1,333	74,981
Urban Edge Properties REIT		3,631	93,825
Ventas, Inc. REIT		12,963	816,150
VEREIT, Inc. REIT		36,108	320,278
Vornado Realty Trust REIT		7,561	713,985
Washington Real Estate Investment Trust REIT		2,898	84,651
Weingarten Realty Investors REIT		4,755	178,408
Welltower, Inc. REIT		13,736	952,454
Western Asset Mortgage Capital Corp. REIT	†	2,019	20,291
Weyerhaeuser Co. REIT		31,744	983,429
Whitestone REIT REIT		2,786	35,020
WP Carey, Inc. REIT		3,881	241,553
WP GLIMCHER, Inc. REIT		7,678	72,864
Xenia Hotels & Resorts, Inc. REIT		3,347	52,280

			37,626,454

Real Estate Management & Development—0.1%
Alexander & Baldwin, Inc.		1,466	53,773
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	649
Altisource Portfolio Solutions SA (Luxembourg)	*†	359	8,670
CBRE Group, Inc., Class A	*	10,844	312,524
Forestar Group, Inc.	*†	1,502	19,586
Howard Hughes Corp. (The)	*	1,716	181,707
Jones Lang LaSalle, Inc.		1,597	187,360
Kennedy-Wilson Holdings, Inc.		2,891	63,313
Realogy Holdings Corp.	*	5,690	205,466
RMR Group, Inc. (The), Class A	*	236	5,903
St. Joe Co. (The)	*†	3,582	61,431
Tejon Ranch Co.	*	858	17,649

			1,118,031

Road & Rail—0.8%
AMERCO		434	155,072
ArcBest Corp.		903	19,496
Avis Budget Group, Inc.	*	4,424	121,041
CSX Corp.		39,531	1,017,923
Genesee & Wyoming, Inc., Class A	*	2,019	126,591

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Heartland Express, Inc.	†	4,220	$78,281
Hertz Global Holdings, Inc.	*	16,933	178,304
J.B. Hunt Transport Services, Inc.		3,333	280,772
Kansas City Southern		4,402	376,151
Knight Transportation, Inc.		3,879	101,436
Landstar System, Inc.	†	2,256	145,760
Norfolk Southern Corp.		11,947	994,588
Old Dominion Freight Line, Inc.	*	3,421	238,170
Ryder System, Inc.		2,947	190,907
Saia, Inc.	*	2,493	70,178
Swift Transportation Co.	*†	5,786	107,793
Union Pacific Corp.		34,994	2,783,773
Werner Enterprises, Inc.		2,915	79,171
YRC Worldwide, Inc.	*	1,193	11,119

			7,076,526

Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc.	*	1,428	49,680
Advanced Micro Devices, Inc.	*†	21,447	61,124
Alpha & Omega Semiconductor Ltd.	*	673	7,975
Ambarella, Inc.	*†	1,314	58,736
Amkor Technology, Inc.	*	7,211	42,473
Analog Devices, Inc.		11,925	705,841
Applied Materials, Inc.		46,370	982,117
Applied Micro Circuits Corp.	*†	3,186	20,582
Atmel Corp.		18,733	152,112
Axcelis Technologies, Inc.	*	4,095	11,466
Broadcom Ltd. (Singapore)		15,095	2,332,177
Brooks Automation, Inc.		3,103	32,271
Cabot Microelectronics Corp.		1,049	42,915
Cavium, Inc.	*	1,864	114,002
CEVA, Inc.	*	692	15,570
Cirrus Logic, Inc.	*	2,946	107,264
Cohu, Inc.		859	10,205
Cree, Inc.	*†	5,646	164,299
Cypress Semiconductor Corp.	*†	11,567	100,170
Diodes, Inc.	*	2,400	48,240
DSP Group, Inc.	*	1,194	10,889
Entegris, Inc.	*	5,738	78,152
Exar Corp.	*	1,758	10,108
Fairchild Semiconductor International, Inc.	*	4,903	98,060
First Solar, Inc.	*	2,540	173,914
FormFactor, Inc.	*†	1,417	10,302
Inphi Corp.	*	1,850	61,679
Integrated Device Technology, Inc.	*	6,008	122,804
Intel Corp.		189,938	6,144,494
Intersil Corp., Class A		5,757	76,971
IXYS Corp.		1,329	14,911
KLA-Tencor Corp.		6,325	460,523
Kopin Corp.	*	2,431	4,035
Lam Research Corp.		6,125	505,925
Lattice Semiconductor Corp.	*†	4,395	24,964
Linear Technology Corp.		8,735	389,232
Marvell Technology Group Ltd. (Bermuda)		18,500	190,735
Maxim Integrated Products, Inc.		10,774	396,268
MaxLinear, Inc., Class A	*†	2,714	50,209
Microchip Technology, Inc.	†	7,528	362,850
Micron Technology, Inc.	*	43,505	455,497
Microsemi Corp.	*	3,789	145,157
MKS Instruments, Inc.		2,455	92,431
Monolithic Power Systems, Inc.		1,256	79,932
NVE Corp.		348	19,672
NVIDIA Corp.	†	22,799	812,328

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ON Semiconductor Corp.	*	23,913	$229,326
PDF Solutions, Inc.	*	974	13,032
Photronics, Inc.	*	1,388	14,449
Power Integrations, Inc.		1,952	96,936
Qorvo, Inc.	*	5,644	284,514
QUALCOMM, Inc.		60,438	3,090,799
Rambus, Inc.	*†	4,071	55,976
Rudolph Technologies, Inc.	*	1,247	17,034
Semtech Corp.	*†	2,970	65,310
Silicon Laboratories, Inc.	*	2,124	95,495
Skyworks Solutions, Inc.		7,339	571,708
SunEdison, Inc.	*†	11,936	6,448
SunPower Corp.	*†	1,759	39,296
Synaptics, Inc.	*	1,586	126,468
Teradyne, Inc.		7,938	171,381
Tessera Technologies, Inc.		1,560	48,360
Texas Instruments, Inc.		41,415	2,378,049
Ultra Clean Holdings, Inc.	*	4,664	24,999
Ultratech, Inc.	*	971	21,207
Veeco Instruments, Inc.	*	1,294	25,207
Xcerra Corp.	*	1,358	8,854
Xilinx, Inc.		9,816	465,573

			23,701,682

Software—4.4%
ACI Worldwide, Inc.	*	4,959	103,098
Activision Blizzard, Inc.		21,801	737,746
Adobe Systems, Inc.	*	20,527	1,925,433
American Software, Inc., Class A		1,950	17,550
ANSYS, Inc.	*	3,449	308,548
Aspen Technology, Inc.	*	3,661	132,272
Autodesk, Inc.	*	9,258	539,834
AVG Technologies NV (Netherlands)	*	1,094	22,700
Blackbaud, Inc.		2,650	166,658
Bottomline Technologies de, Inc.	*	1,479	45,095
BroadSoft, Inc.	*	1,277	51,527
CA, Inc.		11,593	356,948
Cadence Design Systems, Inc.	*	10,745	253,367
Callidus Software, Inc.	*	1,710	28,523
CDK Global, Inc.		6,017	280,091
Citrix Systems, Inc.	*	6,617	519,964
CommVault Systems, Inc.	*	1,510	65,187
Ebix, Inc.	†	600	24,474
Electronic Arts, Inc.	*	12,438	822,276
Ellie Mae, Inc.	*	793	71,878
Epiq Systems, Inc.		1,087	16,327
Fair Isaac Corp.		1,781	188,946
FireEye, Inc.	*†	5,013	90,184
Fleetmatics Group plc (Ireland)	*	995	40,506
Fortinet, Inc.	*	5,654	173,182
Gigamon, Inc.	*	2,114	65,576
Glu Mobile, Inc.	*†	10,871	30,656
Guidewire Software, Inc.	*	3,146	171,394
HubSpot, Inc.	*†	556	24,253
Imperva, Inc.	*†	1,888	95,344
Infoblox, Inc.	*†	1,770	30,267
Interactive Intelligence Group, Inc.	*	950	34,599
Intuit, Inc.		10,716	1,114,571
Manhattan Associates, Inc.	*	4,025	228,902
Mentor Graphics Corp.		2,745	55,806
Microsoft Corp.		323,487	17,866,187
MicroStrategy, Inc., Class A	*	513	92,196
MobileIron, Inc.	*†	7,330	33,132
Monotype Imaging Holdings, Inc.	†	1,419	33,942
NetSuite, Inc.	*†	1,276	87,393

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nuance Communications, Inc.	*	9,517	$177,873
Oracle Corp.		127,038	5,197,125
Paycom Software, Inc.	*†	1,251	44,536
Pegasystems, Inc.		2,691	68,298
Progress Software Corp.	*	1,983	47,830
Proofpoint, Inc.	*†	1,126	60,556
PTC, Inc.	*	4,423	146,667
Qlik Technologies, Inc.	*	5,245	151,685
Qualys, Inc.	*	1,070	27,082
RealPage, Inc.	*	1,770	36,887
Red Hat, Inc.	*	7,251	540,272
RingCentral, Inc., Class A	*	1,418	22,334
Rovi Corp.	*	3,917	80,338
salesforce.com, Inc.	*	27,009	1,994,074
SeaChange International, Inc.	*	958	5,288
ServiceNow, Inc.	*	5,728	350,439
Silver Spring Networks, Inc.	*	2,969	43,793
Splunk, Inc.	*†	4,640	227,035
SS&C Technologies Holdings, Inc.		3,677	233,195
Symantec Corp.		26,135	480,361
Synchronoss Technologies, Inc.	*	807	26,098
Synopsys, Inc.	*	6,501	314,908
Tableau Software, Inc., Class A	*	1,766	81,006
Take-Two Interactive Software, Inc.	*	2,643	99,562
Textura Corp.	*†	1,712	31,895
TiVo, Inc.	*	2,696	25,639
Tyler Technologies, Inc.	*	1,179	151,631
Ultimate Software Group, Inc. (The)	*	1,242	240,327
VASCO Data Security International, Inc.	*†	3,804	58,582
Verint Systems, Inc.	*	3,366	112,357
VirnetX Holding Corp.	*†	2,400	11,016
VMware, Inc., Class A	*†	3,264	170,740
Workday, Inc., Class A	*†	3,891	298,984
Zendesk, Inc.	*	1,894	39,641
Zix Corp.	*	1,015	3,989
Zynga, Inc., Class A	*	26,117	59,547

			38,608,122

Specialty Retail—2.7%
Aaron’s, Inc.		2,908	72,991
Abercrombie & Fitch Co., Class A	†	3,072	96,891
Advance Auto Parts, Inc.		2,959	474,446
American Eagle Outfitters, Inc.	†	10,038	167,333
America’s Car-Mart, Inc.	*†	354	8,850
Asbury Automotive Group, Inc.	*	1,342	80,305
Ascena Retail Group, Inc.	*†	7,052	77,995
AutoNation, Inc.	*	2,555	119,267
AutoZone, Inc.	*	1,252	997,456
Barnes & Noble Education, Inc.	*	523	5,125
Barnes & Noble, Inc.		828	10,234
bebe stores, Inc.	*†	18,991	10,441
Bed Bath & Beyond, Inc.	*	7,504	372,499
Best Buy Co., Inc.		11,238	364,561
Big 5 Sporting Goods Corp.		1,071	11,899
Buckle, Inc. (The)	†	1,236	41,863
Burlington Stores, Inc.	*	3,199	179,912
Cabela’s, Inc.	*	1,696	82,578
Caleres, Inc.		1,791	50,667
CarMax, Inc.	*†	8,677	443,395
Cato Corp. (The), Class A	†	1,761	67,887
Chico’s FAS, Inc.		7,236	96,022
Children’s Place, Inc. (The)		1,144	95,490
Conn’s, Inc.	*†	871	10,853
CST Brands, Inc.		2,444	93,581

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Destination XL Group, Inc.	*	1,930	$9,978
Dick’s Sporting Goods, Inc.		3,116	145,673
DSW, Inc., Class A	†	2,162	59,758
Express, Inc.	*	1,863	39,887
Finish Line, Inc. (The), Class A		1,917	40,449
Five Below, Inc.	*	2,091	86,442
Foot Locker, Inc.	†	5,840	376,680
GameStop Corp., Class A	†	4,171	132,346
Gap, Inc. (The)	†	11,079	325,723
Genesco, Inc.	*	921	66,542
GNC Holdings, Inc., Class A		3,393	107,728
Group 1 Automotive, Inc.		1,068	62,681
Guess?, Inc.		1,639	30,764
Haverty Furniture Cos., Inc.		1,111	23,509
Hibbett Sports, Inc.	*†	1,396	50,116
Home Depot, Inc. (The)		51,926	6,928,486
Kirkland’s, Inc.		833	14,586
L Brands, Inc.		9,309	817,423
Lithia Motors, Inc., Class A		862	75,278
Lowe’s Cos., Inc.		38,080	2,884,560
Lumber Liquidators Holdings, Inc.	*†	769	10,089
MarineMax, Inc.	*	800	15,576
Mattress Firm Holding Corp.	*†	423	17,931
Michaels Cos., Inc. (The)	*	1,338	37,424
Monro Muffler Brake, Inc.		1,487	106,276
Murphy USA, Inc.	*	1,451	89,164
Office Depot, Inc.	*	21,441	152,231
O’Reilly Automotive, Inc.	*	4,131	1,130,489
Outerwall, Inc.	†	1,075	39,764
Penske Automotive Group, Inc.	†	1,654	62,687
Pier 1 Imports, Inc.		3,712	26,021
Rent-A-Center, Inc.	†	1,769	28,039
Restoration Hardware Holdings, Inc.	*†	1,193	49,987
Ross Stores, Inc.		16,624	962,530
Sally Beauty Holdings, Inc.	*	6,100	197,518
Select Comfort Corp.	*†	2,104	40,797
Signet Jewelers Ltd.		3,344	414,756
Sonic Automotive, Inc., Class A		1,649	30,473
Stage Stores, Inc.	†	2,236	18,022
Staples, Inc.		22,960	253,249
Stein Mart, Inc.		1,261	9,243
Tailored Brands, Inc.	†	2,437	43,622
Tiffany & Co.		4,374	320,964
TJX Cos., Inc. (The)		27,266	2,136,291
Tractor Supply Co.		5,080	459,537
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	471,563
Urban Outfitters, Inc.	*	5,012	165,847
Vitamin Shoppe, Inc.	*	2,795	86,533
West Marine, Inc.	*	803	7,299
Williams-Sonoma, Inc.		3,877	212,227

			23,907,299

Technology Hardware, Storage & Peripherals—3.5%
3D Systems Corp.	*†	4,215	65,206
Apple, Inc.		230,199	25,089,389
Cray, Inc.	*	714	29,924
Diebold, Inc.	†	3,079	89,014
Electronics For Imaging, Inc.	*	2,638	111,825
EMC Corp.		77,845	2,074,569
Hewlett Packard Enterprise Co.		71,279	1,263,777
HP, Inc.		70,576	869,496
Lexmark International, Inc., Class A		1,492	49,878
NCR Corp.	*	6,904	206,637
NetApp, Inc.		11,382	310,615

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nimble Storage, Inc.	*†	1,012	$7,934
Quantum Corp.	*†	6,681	4,075
SanDisk Corp.		8,402	639,224
Silicon Graphics International Corp.	*	1,843	13,122
Stratasys Ltd.	*†	1,886	48,885
Super Micro Computer, Inc.	*	964	32,853
Violin Memory, Inc.	*†	9,447	4,933
Western Digital Corp.		8,737	412,736

			31,324,092

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,981	208,758
Coach, Inc.		10,479	420,103
Columbia Sportswear Co.	†	1,304	78,357
Crocs, Inc.	*	3,600	34,632
Culp, Inc.		888	23,283
Deckers Outdoor Corp.	*	1,935	115,926
Fossil Group, Inc.	*†	1,614	71,694
G-III Apparel Group Ltd.	*	1,111	54,317
Hanesbrands, Inc.		16,396	464,663
Iconix Brand Group, Inc.	*†	2,737	22,033
Kate Spade & Co.	*	4,930	125,814
lululemon athletica, Inc. (Canada)	*†	3,773	255,470
Michael Kors Holdings Ltd. (United Kingdom)	*	7,995	455,395
Movado Group, Inc.	†	1,678	46,195
NIKE, Inc., Class B		54,592	3,355,770
Oxford Industries, Inc.		936	62,927
PVH Corp.		2,844	281,727
Ralph Lauren Corp.		2,261	217,644
Sequential Brands Group, Inc.	*†	3,524	22,518
Skechers U.S.A., Inc., Class A	*	5,805	176,762
Steven Madden Ltd.	*	2,533	93,822
Tumi Holdings, Inc.	*	1,971	52,862
Under Armour, Inc., Class A	*†	7,236	613,830
Unifi, Inc.	*	876	20,069
V.F. Corp.		13,034	844,082
Wolverine World Wide, Inc.		5,178	95,379

			8,214,032

Thrifts & Mortgage Finance—0.2%
Anchor BanCorp Wisconsin, Inc.	*	617	27,802
Astoria Financial Corp.		3,465	54,886
Bank Mutual Corp.		3,756	28,433
Beneficial Bancorp, Inc.	*	3,072	42,056
BofI Holding, Inc.	*†	1,672	35,681
Capitol Federal Financial, Inc.		4,787	63,476
Dime Community Bancshares, Inc.		1,638	28,862
Essent Group Ltd.	*	1,445	30,056
EverBank Financial Corp.		6,660	100,499
HomeStreet, Inc.	*	2,076	43,202
Kearny Financial Corp./MD		2,248	27,763
LendingTree, Inc.	*†	314	30,703
MGIC Investment Corp.	*	16,751	128,480
Nationstar Mortgage Holdings, Inc.	*†	1,604	15,880
New York Community Bancorp, Inc.	†	16,321	259,504
Northwest Bancshares, Inc.	†	4,608	62,254
Ocwen Financial Corp.	*†	3,358	8,294
PHH Corp.	*	2,212	27,738
Provident Financial Services, Inc.	†	2,960	59,762
Radian Group, Inc.		8,446	104,730
Territorial Bancorp, Inc.	†	2,805	73,098
TFS Financial Corp.		3,398	59,023
TrustCo Bank Corp. NY		3,435	20,816
United Financial Bancorp, Inc.		2,519	31,714
Walker & Dunlop, Inc.	*	1,103	26,770

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Washington Federal, Inc.		3,379	$76,534
Waterstone Financial, Inc.	†	1,979	27,073
WSFS Financial Corp.		918	29,853

			1,524,942

Tobacco—1.4%
Altria Group, Inc.		78,606	4,925,452
Philip Morris International, Inc.		61,957	6,078,601
Reynolds American, Inc.		32,514	1,635,780
Universal Corp.	†	1,078	61,241
Vector Group Ltd.	†	3,523	80,465

			12,781,539

Trading Companies & Distributors—0.3%
Air Lease Corp.		3,250	104,390
Aircastle Ltd.	†	2,090	46,482
Applied Industrial Technologies, Inc.		2,056	89,230
Beacon Roofing Supply, Inc.	*	2,570	105,396
Fastenal Co.	†	11,276	552,524
GATX Corp.	†	1,766	83,885
H&E Equipment Services, Inc.		1,600	28,048
HD Supply Holdings, Inc.	*	5,923	195,874
MRC Global, Inc.	*	4,499	59,117
MSC Industrial Direct Co., Inc., Class A		1,782	135,984
NOW, Inc.	*†	3,975	70,437
Rush Enterprises, Inc., Class A	*	1,260	22,982
TAL International Group, Inc.	*	2,773	42,815
United Rentals, Inc.	*	3,667	228,051
Veritiv Corp.	*	338	12,594
W.W. Grainger, Inc.	†	2,301	537,122
Watsco, Inc.		940	126,656
WESCO International, Inc.	*†	1,550	84,738

			2,526,325

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		2,456	165,633

Water Utilities—0.1%
American States Water Co.		2,522	99,266
American Water Works Co., Inc.		7,370	508,014
Aqua America, Inc.		5,411	172,178
California Water Service Group		1,930	51,570
Connecticut Water Service, Inc.		807	36,396
SJW Corp.		1,010	36,713

			904,137

Wireless Telecommunication Services—0.1%
NTELOS Holdings Corp.	*†	1,350	12,420
Shenandoah Telecommunications Co.		2,400	64,200
Sprint Corp.	*†	33,577	116,848
Telephone & Data Systems, Inc.		3,217	96,800
T-Mobile US, Inc.	*	11,047	423,100
United States Cellular Corp.	*	680	31,069

			744,437

TOTAL COMMON STOCKS (Cost $504,358,492)			879,063,998

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill 0.284% (Cost $334,799)	06/16/2016	‡‡	$335,000	334,869

Vantagepoint Broad Market Index Fund
		Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp. CVR	*‡	4,812	$3,988

Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR	*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR	*‡d	1,998	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR	*‡	3,300	9,174

TOTAL RIGHTS (Cost $–)			13,162

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016 (Cost $–)	*†‡d	893	—

MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	5,800,000	5,800,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	6,252,391	6,252,391
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	¥	4,684,638	4,684,638
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	5,800,000	5,800,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	5,800,000	5,800,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	5,800,000	5,800,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	5,800,000	5,800,000

TOTAL MONEY MARKET FUNDS (Cost $39,937,029)			39,937,029

TOTAL INVESTMENTS—103.8% (Cost $544,630,320)			919,349,058
Other assets less liabilities - (3.8%)			(33,375,495)

NET ASSETS—100.0%			$885,973,563

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $13,162)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—99.5%
Aerospace & Defense—1.5%
AAR Corp.		6,459	$150,301
Aerojet Rocketdyne Holdings, Inc.	*	11,732	192,170
Aerovironment, Inc.	*	3,832	108,522
American Science & Engineering, Inc.	†	1,394	38,600
Astronics Corp.	*	3,701	141,193
B/E Aerospace, Inc.		19,410	895,189
BWX Technologies, Inc.		20,135	675,731
Cubic Corp.		3,920	156,643
Curtiss-Wright Corp.		8,305	628,439
DigitalGlobe, Inc.	*†	14,080	243,584
Ducommun, Inc.	*	1,702	25,956
Engility Holdings, Inc.	*	2,873	53,897
Esterline Technologies Corp.	*	5,407	346,426
HEICO Corp.		3,430	206,246
HEICO Corp., Class A	†	7,117	338,769
Hexcel Corp.		17,619	770,126
Huntington Ingalls Industries, Inc.		9,080	1,243,415
KEYW Holding Corp. (The)	*†	5,318	35,312
KLX, Inc.	*	9,751	313,397
Kratos Defense & Security Solutions, Inc.	*†	9,324	46,154
Moog, Inc., Class A	*	6,939	316,974
National Presto Industries, Inc.	†	975	81,647
Orbital ATK, Inc.		11,314	983,639
Sparton Corp.	*	1,633	29,378
Spirit AeroSystems Holdings, Inc., Class A	*	24,754	1,122,841
TASER International, Inc.	*†	9,624	188,919
Teledyne Technologies, Inc.	*	6,661	587,101
Triumph Group, Inc.		9,112	286,846
Vectrus, Inc.	*	1,956	44,499

			10,251,914

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	164,828
Atlas Air Worldwide Holdings, Inc.	*	4,497	190,088
Echo Global Logistics, Inc.	*	5,230	142,047
Forward Air Corp.		5,665	256,738
Hub Group, Inc., Class A	*	6,527	266,236
Park-Ohio Holdings Corp.	†	1,449	62,046
Radiant Logistics, Inc.	*	7,088	25,304
XPO Logistics, Inc.	*†	13,167	404,227

			1,511,514

Airlines—0.8%
Alaska Air Group, Inc.		24,147	1,980,537
Allegiant Travel Co.		2,397	426,810
Copa Holdings SA, Class A (Panama)	†	6,094	412,869
Hawaiian Holdings, Inc.	*	8,734	412,157
JetBlue Airways Corp.	*	58,475	1,234,992
SkyWest, Inc.		8,900	177,911
Spirit Airlines, Inc.	*	13,377	641,828
Virgin America, Inc.	*†	4,287	165,307

			5,452,411

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc.	*	13,732	211,335
Cooper Tire & Rubber Co.		10,577	391,560
Cooper-Standard Holding, Inc.	*	2,539	182,402
Dana Holding Corp.		29,263	412,316
Dorman Products, Inc.	*†	4,682	254,794
Drew Industries, Inc.		4,435	285,880

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Federal-Mogul Holdings Corp.	*	4,327	$42,751
Fox Factory Holding Corp.	*	2,484	39,272
Gentex Corp.		53,768	843,620
Gentherm, Inc.	*	6,384	265,510
Goodyear Tire & Rubber Co. (The)		50,316	1,659,422
Horizon Global Corp.	*	3,422	43,049
Lear Corp.		14,492	1,611,076
Metaldyne Performance Group, Inc.		2,010	33,788
Modine Manufacturing Co.	*	7,889	86,858
Motorcar Parts of America, Inc.	*	3,577	135,854
Standard Motor Products, Inc.		3,701	128,240
Stoneridge, Inc.	*	4,564	66,452
Strattec Security Corp.		558	32,024
Superior Industries International, Inc.		3,960	87,437
Tenneco, Inc.	*	10,886	560,738
Tower International, Inc.		3,444	93,677
Visteon Corp.		7,387	587,931

			8,055,986

Automobiles—0.1%
Thor Industries, Inc.		8,355	532,798
Winnebago Industries, Inc.	†	5,233	117,481

			650,279

Banks—6.1%
1st Source Corp.		3,350	106,664
Access National Corp.	†	1,903	37,736
Allegiance Bancshares, Inc.	*†	543	9,975
American National Bankshares, Inc.	†	1,246	31,561
Ameris Bancorp		6,090	180,142
Ames National Corp.	†	1,475	36,521
Arrow Financial Corp.		2,214	58,826
Associated Banc-Corp		28,790	516,493
Banc of California, Inc.		7,433	130,077
BancFirst Corp.		1,522	86,800
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,627	136,286
Bancorp, Inc. (The)/Delaware	*	6,092	34,846
BancorpSouth, Inc.		17,698	377,144
Bank of Hawaii Corp.	†	7,967	543,987
Bank of Marin Bancorp		1,250	61,525
Bank of the Ozarks, Inc.		14,271	598,954
BankUnited, Inc.		18,926	651,811
Banner Corp.		3,927	165,091
Bar Harbor Bankshares		777	25,812
BBCN Bancorp, Inc./California		14,858	225,693
Berkshire Hills Bancorp, Inc.		5,723	153,891
Blue Hills Bancorp, Inc.		4,663	63,743
BNC Bancorp	†	5,358	113,161
BOK Financial Corp.	†	5,220	285,116
Boston Private Financial Holdings, Inc.		15,034	172,139
Bridge Bancorp, Inc.		2,704	82,391
Brookline Bancorp, Inc.		13,692	150,749
Bryn Mawr Bank Corp.		3,549	91,316
BSB Bancorp, Inc./Massachusetts	*	2,122	47,681
C1 Financial, Inc.	*	1,452	35,138
Camden National Corp.		1,411	59,262
Capital Bank Financial Corp., Class A		3,865	119,235
Capital City Bank Group, Inc.		1,724	25,153
Cardinal Financial Corp.		5,568	113,309
Cascade Bancorp	*	4,328	24,713
Cathay General Bancorp		14,388	407,612
Catskill Litigation Trust	*‡d	583	—
CenterState Banks, Inc.		8,753	130,332

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Central Pacific Financial Corp.		4,726	$102,885
Century Bancorp, Inc./Massachussetts, Class A		582	22,646
Chemical Financial Corp.	†	5,839	208,394
Citizens & Northern Corp.		1,953	38,826
City Holding Co.		2,691	128,576
CNB Financial Corp./Pennsylvania		3,285	57,783
CoBiz Financial, Inc.		6,918	81,771
Columbia Banking System, Inc.		10,411	311,497
Commerce Bancshares, Inc./Missouri		15,830	711,559
Community Bank System, Inc.		8,176	312,405
Community Trust Bancorp, Inc.		3,184	112,459
CommunityOne Bancorp	*	1,764	23,426
ConnectOne Bancorp, Inc.		4,877	79,739
CU Bancorp	*	3,397	71,914
Cullen/Frost Bankers, Inc.	†	9,930	547,242
Customers Bancorp, Inc.	*	5,254	124,152
CVB Financial Corp.	†	19,641	342,735
Eagle Bancorp, Inc.	*	5,570	267,360
East West Bancorp, Inc.		26,148	849,287
Enterprise Bancorp, Inc./Massachussetts		1,147	30,097
Enterprise Financial Services Corp.		4,060	109,782
Equity Bancshares, Inc., Class A	*	405	8,505
Farmers Capital Bank Corp.	†	1,965	51,915
FCB Financial Holdings, Inc., Class A	*	5,231	173,983
Fidelity Southern Corp.		3,780	60,631
Financial Institutions, Inc.		2,448	71,163
First Bancorp, Inc./Maine		1,513	29,519
First BanCorp. (Puerto Rico)	*	21,654	63,230
First Bancorp/North Carolina		4,064	76,606
First Busey Corp.		4,812	98,550
First Business Financial Services, Inc.		1,270	29,121
First Citizens BancShares, Inc./North Carolina, Class A		1,414	355,013
First Commonwealth Financial Corp.		17,386	154,040
First Community Bancshares, Inc./Virginia		2,951	58,548
First Connecticut Bancorp, Inc./Farmington CT		2,809	44,832
First Financial Bancorp		11,661	211,997
First Financial Bankshares, Inc.	†	11,796	348,926
First Financial Corp./Indiana		1,835	62,775
First Horizon National Corp.		42,520	557,012
First Interstate BancSystem, Inc., Class A		3,793	106,697
First Merchants Corp.		7,037	165,862
First Midwest Bancorp, Inc./Illinois		14,472	260,785
First NBC Bank Holding Co.	*	2,471	50,878
First Niagara Financial Group, Inc.		64,992	629,123
First of Long Island Corp. (The)		2,148	61,218
First Republic Bank/California		26,484	1,764,894
FirstMerit Corp.		31,178	656,297
Flushing Financial Corp.		5,182	112,035
FNB Corp./Pennsylvania		37,576	488,864
Franklin Financial Network, Inc.	*	1,429	38,583
Fulton Financial Corp.		31,616	423,022
German American Bancorp, Inc.	†	2,679	86,264
Glacier Bancorp, Inc.		14,388	365,743
Great Southern Bancorp, Inc.		1,938	71,958
Great Western Bancorp, Inc.		7,688	209,652
Green Bancorp, Inc.	*	3,017	22,839
Guaranty Bancorp		3,103	47,972
Hampton Roads Bankshares, Inc.	*	5,516	9,763

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hancock Holding Co.		14,326	$328,925
Hanmi Financial Corp.		5,822	128,200
Heartland Financial USA, Inc.		3,827	117,833
Heritage Commerce Corp.		4,197	42,012
Heritage Financial Corp./Washington		5,246	92,172
Heritage Oaks Bancorp		3,455	26,914
Hilltop Holdings, Inc.	*	14,147	267,095
Home Bancshares, Inc./Arkansas		10,465	428,542
HomeTrust Bancshares, Inc.	*	3,407	62,450
Horizon Bancorp/Indiana		2,239	55,348
Huntington Bancshares, Inc./Ohio		150,788	1,438,518
IBERIABANK Corp.		7,011	359,454
Independent Bank Corp./Massachusetts		4,908	225,572
Independent Bank Corp./Michigan		3,690	53,690
Independent Bank Group, Inc.		1,534	42,032
International Bancshares Corp.		10,073	248,400
Investors Bancorp, Inc.		63,766	742,236
Lakeland Bancorp, Inc.		7,641	77,556
Lakeland Financial Corp.		3,085	141,231
LegacyTexas Financial Group, Inc.		8,902	174,924
Live Oak Bancshares, Inc.	†	805	12,075
MainSource Financial Group, Inc.		4,454	93,935
MB Financial, Inc.		13,760	446,512
Mercantile Bank Corp.		2,847	63,830
Merchants Bancshares, Inc.		1,246	37,056
MidWestOne Financial Group, Inc.		1,528	41,944
National Bank Holdings Corp., Class A		5,972	121,769
National Bankshares, Inc.	†	1,101	37,786
National Commerce Corp.	*	1,581	37,327
National Penn Bancshares, Inc.		26,002	276,661
NBT Bancorp, Inc.		8,099	218,268
OFG Bancorp (Puerto Rico)		8,948	62,547
Old National Bancorp/Indiana		21,713	264,681
Old Second Bancorp, Inc.	*	3,548	25,439
Opus Bank		1,613	54,842
Pacific Continental Corp.		4,339	69,988
Pacific Premier Bancorp, Inc.	*	4,330	92,532
PacWest Bancorp		20,458	760,015
Park National Corp.		2,429	218,610
Park Sterling Corp.		10,578	70,555
Peapack Gladstone Financial Corp.		3,232	54,621
Penns Woods Bancorp, Inc.	†	1,191	45,901
Peoples Bancorp, Inc./Ohio		4,008	78,316
Peoples Financial Services Corp.	†	1,215	45,198
People’s United Financial, Inc.	†	56,243	895,951
People’s Utah Bancorp		482	7,630
Pinnacle Financial Partners, Inc.		6,631	325,317
Popular, Inc. (Puerto Rico)		18,902	540,786
Preferred Bank/California		2,248	68,002
PrivateBancorp, Inc.		14,837	572,708
Prosperity Bancshares, Inc.	†	12,831	595,230
QCR Holdings, Inc.		1,869	44,576
Renasant Corp.		7,456	245,377
Republic Bancorp, Inc./Kentucky, Class A		2,055	53,081
S&T Bancorp, Inc.		6,501	167,466
Sandy Spring Bancorp, Inc.		4,178	116,274
Seacoast Banking Corp of Florida	*	5,156	81,413
ServisFirst Bancshares, Inc.		4,232	187,901
Sierra Bancorp		2,504	45,448
Signature Bank/New York	*	9,450	1,286,334
Simmons First National Corp., Class A		5,422	244,370

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
South State Corp.		4,475	$287,429
Southside Bancshares, Inc.		4,202	109,546
Southwest Bancorp, Inc./Oklahoma		4,075	61,329
State Bank Financial Corp.		7,016	138,636
Sterling Bancorp/New York		22,117	352,324
Stock Yards Bancorp, Inc.		2,661	102,528
Stonegate Bank		2,296	68,788
Suffolk Bancorp		2,229	56,260
Sun Bancorp, Inc./New Jersey	*†	1,281	26,530
SVB Financial Group	*	9,590	978,660
Synovus Financial Corp.		24,361	704,277
Talmer Bancorp, Inc., Class A		9,085	164,348
TCF Financial Corp.		30,961	379,582
Texas Capital Bancshares, Inc.	*	8,378	321,548
Tompkins Financial Corp.		2,951	188,864
Towne Bank/Virginia	†	8,546	163,998
TriCo Bancshares		3,987	100,951
TriState Capital Holdings, Inc.	*	3,661	46,129
Triumph Bancorp, Inc.	*	2,087	33,037
Trustmark Corp.		12,546	288,934
UMB Financial Corp.		7,148	369,051
Umpqua Holdings Corp.		40,387	640,538
Union Bankshares Corp.		7,839	193,075
United Bankshares, Inc./West Virginia	†	13,134	482,018
United Community Banks, Inc./Georgia		9,964	184,035
Univest Corp of Pennsylvania		4,009	78,216
Valley National Bancorp		42,625	406,643
Washington Trust Bancorp, Inc.		3,004	112,109
Webster Financial Corp.		17,091	613,567
WesBanco, Inc.		7,454	221,458
West Bancorporation, Inc.		2,473	45,083
Westamerica Bancorporation	†	4,829	235,221
Western Alliance Bancorp	*	15,675	523,232
Wilshire Bancorp, Inc.		13,994	144,138
Wintrust Financial Corp.		8,703	385,891
Yadkin Financial Corp.		8,488	200,899
Zions Bancorporation		36,991	895,552

			42,720,035

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*†	1,680	310,918
Castle Brands, Inc.	*†	17,449	16,404
Coca-Cola Bottling Co. Consolidated		798	127,489
Craft Brew Alliance, Inc.	*	1,788	14,715
MGP Ingredients, Inc.		1,293	31,342
National Beverage Corp.	*	1,873	79,265

			580,133

Biotechnology—2.7%
Abeona Therapeutics, Inc.	*†	2,706	6,927
ACADIA Pharmaceuticals, Inc.	*†	16,083	449,681
Acceleron Pharma, Inc.	*†	4,172	110,099
Achillion Pharmaceuticals, Inc.	*†	22,375	172,735
Acorda Therapeutics, Inc.	*	7,772	205,569
Adamas Pharmaceuticals, Inc.	*†	2,672	38,637
Aduro Biotech, Inc.	*†	1,337	17,127
Advaxis, Inc.	*†	4,854	43,832
Aegerion Pharmaceuticals, Inc.	*	5,288	19,566
Affimed NV (Germany)	*†	4,006	14,982
Agenus, Inc.	*†	16,249	67,596
Agios Pharmaceuticals, Inc.	*†	5,030	204,218
Aimmune Therapeutics, Inc.	*†	1,865	25,289
Akebia Therapeutics, Inc.	*†	7,358	66,296
Alder Biopharmaceuticals, Inc.	*†	3,828	93,748

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alkermes plc (Ireland)	*	27,809	$950,790
AMAG Pharmaceuticals, Inc.	*†	6,307	147,584
Amicus Therapeutics, Inc.	*†	22,196	187,556
Anacor Pharmaceuticals, Inc.	*†	7,488	400,234
Anthera Pharmaceuticals, Inc.	*†	5,735	20,761
Applied Genetic Technologies Corp.	*†	2,141	29,931
Ardelyx, Inc.	*†	5,187	40,303
Arena Pharmaceuticals, Inc.	*†	48,025	94,609
ARIAD Pharmaceuticals, Inc.	*†	32,844	209,873
Array BioPharma, Inc.	*	27,688	81,680
Arrowhead Research Corp.	*†	10,508	50,649
Asterias Biotherapeutics, Inc.	*†	2,738	12,869
Atara Biotherapeutics, Inc.	*†	3,409	64,873
aTyr Pharma, Inc.	*†	1,583	6,237
Avalanche Biotechnologies, Inc.	*†	4,813	24,883
Avexis, Inc.	*	770	20,975
Axovant Sciences Ltd. (Bermuda)	*	2,372	27,231
Bellicum Pharmaceuticals, Inc.	*†	1,480	13,838
BioCryst Pharmaceuticals, Inc.	*†	13,947	39,470
BioSpecifics Technologies Corp.	*	970	33,775
BioTime, Inc.	*†	13,816	39,652
Bluebird Bio, Inc.	*	6,532	277,610
Blueprint Medicines Corp.	*†	1,500	27,075
Calithera Biosciences, Inc.	*†	1,319	7,492
Cara Therapeutics, Inc.	*	3,047	18,952
Catabasis Pharmaceuticals, Inc.	*†	754	3,800
Catalyst Pharmaceuticals, Inc.	*	12,063	14,114
Celldex Therapeutics, Inc.	*†	18,365	69,420
Cellular Biomedicine Group, Inc.	*†	1,575	29,374
Cepheid, Inc.	*	13,158	438,951
ChemoCentryx, Inc.	*†	4,080	10,159
Chiasma, Inc.	*†	1,227	11,239
Chimerix, Inc.	*	8,459	43,225
Cidara Therapeutics, Inc.	*†	1,263	16,040
Clovis Oncology, Inc.	*†	4,755	91,296
Coherus Biosciences, Inc.	*†	3,895	82,691
Concert Pharmaceuticals, Inc.	*	2,462	33,631
CorMedix, Inc.	*†	8,138	21,566
CTI BioPharma Corp.	*†	52,180	27,728
Curis, Inc.	*	17,810	28,674
Cytokinetics, Inc.	*†	7,327	51,655
CytomX Therapeutics, Inc.	*†	1,392	17,957
CytRx Corp.	*†	8,979	24,064
Dicerna Pharmaceuticals, Inc.	*†	4,322	23,166
Dimension Therapeutics, Inc.	*†	1,017	7,963
Dynavax Technologies Corp.	*†	6,879	132,352
Eagle Pharmaceuticals, Inc./DE	*†	1,619	65,569
Edge Therapeutics, Inc.	*†	1,527	13,972
Editas Medicine, Inc.	*	1,130	39,030
Emergent BioSolutions, Inc.	*	5,643	205,123
Enanta Pharmaceuticals, Inc.	*	2,735	80,327
Epizyme, Inc.	*	8,448	102,390
Esperion Therapeutics, Inc.	*†	2,239	37,861
Exact Sciences Corp.	*†	18,357	123,726
Exelixis, Inc.	*†	42,055	168,220
Fibrocell Science, Inc.	*†	6,435	16,087
FibroGen, Inc.	*	8,958	190,716
Five Prime Therapeutics, Inc.	*	4,059	164,917
Flexion Therapeutics, Inc.	*	3,326	30,599
Foundation Medicine, Inc.	*†	2,363	42,959
Galena Biopharma, Inc.	*†	22,766	30,962
Genocea Biosciences, Inc.	*†	3,441	26,633
Genomic Health, Inc.	*	3,336	82,633
Geron Corp.	*†	30,466	88,961
Global Blood Therapeutics, Inc.	*†	1,157	18,350

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Halozyme Therapeutics, Inc.	*†	19,641	$186,000
Heron Therapeutics, Inc.	*†	5,897	111,984
Idera Pharmaceuticals, Inc.	*†	18,142	35,921
Ignyta, Inc.	*	4,620	31,277
Immune Design Corp.	*†	2,707	35,191
ImmunoGen, Inc.	*†	16,516	140,716
Immunomedics, Inc.	*†	21,768	54,420
Infinity Pharmaceuticals, Inc.	*	7,990	42,107
Inovio Pharmaceuticals, Inc.	*†	15,004	130,685
Insmed, Inc.	*†	11,317	143,386
Insys Therapeutics, Inc.	*†	4,076	65,175
Intercept Pharmaceuticals, Inc.	*†	2,914	374,362
Intrexon Corp.	*†	9,301	315,211
Invitae Corp.	*†	1,280	13,094
Ionis Pharmaceuticals, Inc.	*	22,429	908,374
Ironwood Pharmaceuticals, Inc.	*	23,015	251,784
Juno Therapeutics, Inc.	*†	2,352	89,588
Karyopharm Therapeutics, Inc.	*†	3,911	34,886
Keryx Biopharmaceuticals, Inc.	*†	19,730	92,139
Kite Pharma, Inc.	*†	6,221	285,606
La Jolla Pharmaceutical Co.	*	2,647	55,349
Lexicon Pharmaceuticals, Inc.	*†	6,460	77,197
Ligand Pharmaceuticals, Inc.	*†	3,158	338,190
Lion Biotechnologies, Inc.	*†	7,211	36,632
Loxo Oncology, Inc.	*†	1,620	44,291
MacroGenics, Inc.	*	5,756	107,925
MannKind Corp.	*†	40,496	65,199
Medgenics, Inc.	*†	4,409	19,400
Merrimack Pharmaceuticals, Inc.	*†	20,540	171,920
MiMedx Group, Inc.	*†	18,959	165,702
Mirati Therapeutics, Inc.	*†	1,756	37,578
Momenta Pharmaceuticals, Inc.	*	10,684	98,720
Myriad Genetics, Inc.	*†	13,118	491,007
NantKwest, Inc.	*†	1,114	9,157
Natera, Inc.	*†	1,676	15,956
Navidea Biopharmaceuticals, Inc.	*†	24,451	23,094
Neurocrine Biosciences, Inc.	*	15,616	617,613
NewLink Genetics Corp.	*†	3,391	61,716
Nivalis Therapeutics, Inc.	*	842	3,511
Northwest Biotherapeutics, Inc.	*†	10,776	15,733
Novavax, Inc.	*†	49,454	255,183
Oncocyte Corp.	*†	690	3,181
OncoMed Pharmaceuticals, Inc.	*†	3,435	34,728
Oncothyreon, Inc.	*	21,119	26,821
Ophthotech Corp.	*	4,384	185,312
OPKO Health, Inc.	*†	55,174	573,258
Organovo Holdings, Inc.	*†	17,973	39,001
Osiris Therapeutics, Inc.	*†	3,892	22,223
Otonomy, Inc.	*†	3,150	46,998
OvaScience, Inc.	*†	3,581	33,984
PDL BioPharma, Inc.		26,811	89,281
Peregrine Pharmaceuticals, Inc.	*†	37,221	15,651
Pfenex, Inc.	*	2,613	25,686
Portola Pharmaceuticals, Inc.	*	9,544	194,698
Progenics Pharmaceuticals, Inc.	*†	12,608	54,971
Proteon Therapeutics, Inc.	*†	2,021	15,643
Prothena Corp. plc (Ireland)	*	6,526	268,610
PTC Therapeutics, Inc.	*†	5,862	37,751
Puma Biotechnology, Inc.	*†	4,540	133,340
Radius Health, Inc.	*†	6,099	191,753
Raptor Pharmaceutical Corp.	*	15,936	73,306
REGENXBIO, Inc.	*†	1,315	14,202
Regulus Therapeutics, Inc.	*†	6,553	45,412
Repligen Corp.	*	6,276	168,322
Retrophin, Inc.	*†	6,932	94,691

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rigel Pharmaceuticals, Inc.	*	19,833	$41,253
Sage Therapeutics, Inc.	*†	3,178	101,887
Sangamo BioSciences, Inc.	*†	12,064	72,987
Sarepta Therapeutics, Inc.	*†	8,154	159,166
Seattle Genetics, Inc.	*†	19,292	676,956
Seres Therapeutics, Inc.	*†	1,437	38,167
Sorrento Therapeutics, Inc.	*†	4,542	24,436
Spark Therapeutics, Inc.	*†	1,420	41,904
Spectrum Pharmaceuticals, Inc.	*	11,842	75,315
Stemline Therapeutics, Inc.	*	4,320	20,131
Synergy Pharmaceuticals, Inc.	*	18,460	50,950
Synta Pharmaceuticals Corp.	*	9,125	2,190
T2 Biosystems, Inc.	*†	979	9,653
TESARO, Inc.	*†	4,143	182,416
TG Therapeutics, Inc.	*†	6,336	53,983
Threshold Pharmaceuticals, Inc.	*	15,114	6,952
Tobira Therapeutics, Inc.	*†	300	2,454
Tokai Pharmaceuticals, Inc.	*†	1,032	5,790
Trevena, Inc.	*	6,488	53,656
Trovagene, Inc.	*†	3,916	18,209
Ultragenyx Pharmaceutical, Inc.	*	7,032	445,196
United Therapeutics Corp.	*	8,637	962,421
Vanda Pharmaceuticals, Inc.	*	8,967	74,964
Verastem, Inc.	*†	7,817	12,351
Versartis, Inc.	*†	3,713	29,778
Vitae Pharmaceuticals, Inc.	*†	2,823	18,716
Vital Therapies, Inc.	*†	2,772	25,142
Voyager Therapeutics, Inc.	*†	1,044	9,114
vTv Therapeutics, Inc., Class A	*†	1,030	5,315
XBiotech, Inc.	*†	1,056	9,979
Xencor, Inc.	*	4,826	64,765
XOMA Corp.	*†	13,497	10,433
Zafgen, Inc.	*†	2,753	18,390
ZIOPHARM Oncology, Inc.	*†	19,328	143,414

			18,983,539

Building Products—1.4%
A.O. Smith Corp.		13,888	1,059,793
AAON, Inc.		7,664	214,592
Advanced Drainage Systems, Inc.	†	5,638	120,089
Allegion plc (Ireland)		17,880	1,139,135
American Woodmark Corp.	*	2,397	178,792
Apogee Enterprises, Inc.		5,328	233,846
Armstrong World Industries, Inc.	*	7,123	344,540
Builders FirstSource, Inc.	*	9,415	106,107
Continental Building Products, Inc.	*	5,293	98,238
Fortune Brands Home & Security, Inc.		29,722	1,665,621
Gibraltar Industries, Inc.	*	5,208	148,949
Griffon Corp.		6,061	93,643
Insteel Industries, Inc.		3,784	115,677
Lennox International, Inc.		7,370	996,350
Masonite International Corp.	*	5,580	365,490
NCI Building Systems, Inc.	*	5,766	81,877
Nortek, Inc.	*	1,558	75,236
Owens Corning, Inc.		22,062	1,043,091
Patrick Industries, Inc.	*	2,119	96,181
PGT, Inc.	*	9,760	96,038
Ply Gem Holdings, Inc.	*	4,602	64,658
Quanex Building Products Corp.		6,816	118,326
Simpson Manufacturing Co., Inc.		8,087	308,681
Trex Co., Inc.	*	5,896	282,595
Universal Forest Products, Inc.		3,671	315,045
USG Corp.	*†	16,424	407,480

			9,770,070

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Capital Markets—1.6%
Actua Corp.	*	7,645	$69,187
Arlington Asset Investment Corp., Class A	†	4,644	58,189
Artisan Partners Asset Management, Inc., Class A		6,893	212,580
Ashford, Inc.	*	165	7,522
Associated Capital Group, Inc., Class A	*	1,052	29,477
BGC Partners, Inc., Class A		34,092	308,533
Calamos Asset Management, Inc., Class A		3,748	31,821
Cohen & Steers, Inc.		3,785	147,312
Cowen Group, Inc., Class A	*†	18,898	72,001
Diamond Hill Investment Group, Inc.		582	103,224
E*TRADE Financial Corp.	*	54,090	1,324,664
Eaton Vance Corp.		21,569	722,993
Evercore Partners, Inc., Class A		6,404	331,407
Federated Investors, Inc., Class B		17,134	494,316
Fifth Street Asset Management, Inc.		1,048	3,207
Financial Engines, Inc.	†	9,169	288,182
GAMCO Investors, Inc., Class A	†	1,052	38,987
Greenhill & Co., Inc.		5,109	113,420
HFF, Inc., Class A		6,628	182,469
Houlihan Lokey, Inc.		2,024	50,398
INTL FCStone, Inc.	*	2,698	72,118
Investment Technology Group, Inc.		6,129	135,451
Janus Capital Group, Inc.		26,322	385,091
KCG Holdings, Inc., Class A	*	6,920	82,694
Ladenburg Thalmann Financial Services, Inc.	*†	21,576	53,940
Lazard Ltd., Class A (Bermuda)		23,049	894,301
Legg Mason, Inc.		17,878	620,009
LPL Financial Holdings, Inc.	†	15,098	374,430
Medley Management, Inc., Class A	†	1,048	5,764
Moelis & Co., Class A		2,936	82,883
NorthStar Asset Management Group, Inc.		35,521	403,163
OM Asset Management plc (United Kingdom)		3,998	53,373
Oppenheimer Holdings, Inc., Class A		2,362	37,272
Piper Jaffray Cos.	*	2,166	107,347
Pzena Investment Management, Inc., Class A		1,908	14,405
Raymond James Financial, Inc.		23,872	1,136,546
Safeguard Scientifics, Inc.	*	3,658	48,468
SEI Investments Co.		26,052	1,121,539
Stifel Financial Corp.	*	12,868	380,893
Virtu Financial, Inc., Class A		3,045	67,325
Virtus Investment Partners, Inc.		1,297	101,309
Waddell & Reed Financial, Inc., Class A		16,025	377,228
Walter Investment Management Corp.	*†	7,174	54,809
Westwood Holdings Group, Inc.		1,390	81,524
WisdomTree Investments, Inc.	†	20,950	239,459
ZAIS Group Holdings, Inc.	*	992	4,821

			11,526,051

Chemicals—2.4%
A. Schulman, Inc.		5,579	151,860
Albemarle Corp.		20,953	1,339,525
American Vanguard Corp.	*	5,182	81,772
Ashland, Inc.		11,807	1,298,298
Axalta Coating Systems Ltd.	*	18,431	538,185

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Axiall Corp.		13,166	$287,546
Balchem Corp.		5,908	366,414
Cabot Corp.		11,979	578,945
Calgon Carbon Corp.		10,032	140,649
Chase Corp.		1,491	78,412
Chemtura Corp.	*	12,393	327,175
Core Molding Technologies, Inc.	*	2,010	25,085
Ferro Corp.	*	13,500	160,245
Flotek Industries, Inc.	*†	9,529	69,848
FutureFuel Corp.		4,910	57,889
GCP Applied Technologies, Inc.	*	13,121	261,633
H.B. Fuller Co.		9,596	407,350
Hawkins, Inc.		1,853	66,875
Huntsman Corp.		37,554	499,468
Innophos Holdings, Inc.		3,387	104,692
Innospec, Inc.		4,684	203,098
International Flavors & Fragrances, Inc.		15,054	1,712,694
Intrepid Potash, Inc.	*	10,243	11,370
KMG Chemicals, Inc.		2,120	48,908
Koppers Holdings, Inc.	*	4,084	91,768
Kraton Performance Polymers, Inc.	*	6,514	112,692
Kronos Worldwide, Inc.	†	3,735	21,364
LSB Industries, Inc.	*	3,576	45,594
Minerals Technologies, Inc.		6,401	363,897
NewMarket Corp.		1,549	613,807
Olin Corp.		31,241	542,656
OMNOVA Solutions, Inc.	*	9,679	53,815
Platform Specialty Products Corp.	*†	24,520	210,872
PolyOne Corp.		16,892	510,983
Quaker Chemical Corp.		2,598	220,466
Rayonier Advanced Materials, Inc.		7,632	72,504
Rentech, Inc.	*	4,379	9,721
RPM International, Inc.		24,908	1,178,896
Scotts Miracle-Gro Co. (The), Class A		8,233	599,115
Senomyx, Inc.	*†	6,845	17,797
Sensient Technologies Corp.		8,827	560,161
Solazyme, Inc.	*†	13,219	26,835
Stepan Co.		3,691	204,075
Trecora Resources	*	3,148	30,284
Tredegar Corp.		4,146	65,175
Trinseo SA	*†	1,884	69,350
Tronox Ltd., Class A	†	10,343	66,092
Valhi, Inc.	†	5,006	5,907
Valspar Corp. (The)		15,160	1,622,423
W.R. Grace & Co.	*	13,612	968,902

			17,103,087

Commercial Services & Supplies—2.3%
ABM Industries, Inc.		10,410	336,347
ACCO Brands Corp.	*	19,480	174,930
ADT Corp. (The)	†	31,312	1,291,933
ARC Document Solutions, Inc.	*	7,490	33,705
Brady Corp., Class A		8,619	231,334
Brink’s Co. (The)		8,866	297,809
Casella Waste Systems, Inc., Class A	*	5,820	38,994
CECO Environmental Corp.		5,805	36,049
Cintas Corp.		16,782	1,507,191
Civeo Corp.	*	17,148	21,092
Clean Harbors, Inc.	*	11,079	546,638
Copart, Inc.	*	20,893	851,808
Covanta Holding Corp.	†	21,176	357,027
Deluxe Corp.	†	9,424	588,906
Ennis, Inc.		4,365	85,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Essendant, Inc.		7,127	$227,565
G&K Services, Inc., Class A		3,719	272,417
Healthcare Services Group, Inc.		13,097	482,101
Heritage-Crystal Clean, Inc.	*	1,400	13,916
Herman Miller, Inc.		11,434	353,196
HNI Corp.		7,967	312,067
InnerWorkings, Inc.	*	7,289	57,948
Interface, Inc.		12,822	237,720
KAR Auction Services, Inc.		26,531	1,011,892
Kimball International, Inc., Class B		6,806	77,248
Knoll, Inc.		8,621	186,645
Matthews International Corp., Class A		5,937	305,577
McGrath RentCorp		4,288	107,543
Mobile Mini, Inc.		8,255	272,580
MSA Safety, Inc.		5,239	253,306
Multi-Color Corp.		2,498	133,268
NL Industries, Inc.	*	412	931
Pitney Bowes, Inc.		36,902	794,869
Quad/Graphics, Inc.		4,337	56,121
R.R. Donnelley & Sons Co.		39,315	644,766
Rollins, Inc.		17,410	472,159
SP Plus Corp.	*	3,417	82,213
Steelcase, Inc., Class A		15,256	227,620
Team, Inc.	*	5,562	168,963
Tetra Tech, Inc.		11,033	329,004
TRC Cos., Inc.	*	2,273	16,479
Unifirst Corp.		2,766	301,826
US Ecology, Inc.	†	3,710	163,834
Viad Corp.		3,417	99,640
VSE Corp.	†	653	44,332
Waste Connections, Inc.		23,094	1,491,642
West Corp.		10,150	231,623

			15,830,110

Communications Equipment—1.2%
ADTRAN, Inc.		9,818	198,520
Aerohive Networks, Inc.	*†	4,925	24,576
Alliance Fiber Optic Products, Inc.	*†	3,246	48,008
Applied Optoelectronics, Inc.	*†	3,831	57,120
Arista Networks, Inc.	*†	6,184	390,210
ARRIS International plc	*	33,106	758,790
Bel Fuse, Inc., Class B		1,562	22,805
Black Box Corp.		2,697	36,329
Brocade Communications Systems, Inc.		76,513	809,508
CalAmp Corp.	*	6,551	117,459
Calix, Inc.	*	6,802	48,226
Ciena Corp.	*	22,527	428,464
Clearfield, Inc.	*†	1,835	29,488
CommScope Holding Co., Inc.	*	19,224	536,734
Comtech Telecommunications Corp.		3,106	72,587
Digi International, Inc.	*	4,346	40,983
EchoStar Corp., Class A	*	8,158	361,318
EMCORE Corp.	*	2,223	11,115
Extreme Networks, Inc.	*	15,723	48,899
Finisar Corp.	*	19,473	355,187
Harmonic, Inc.	*	13,859	45,319
Infinera Corp.	*	24,323	390,627
InterDigital, Inc.		6,675	371,464
Ixia	*	10,034	125,024
KVH Industries, Inc.	*	3,755	35,860
Lumentum Holdings, Inc.	*	8,396	226,440
NETGEAR, Inc.	*	5,888	237,699
NetScout Systems, Inc.	*	16,811	386,149

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Novatel Wireless, Inc.	*†	9,873	$17,475
Oclaro, Inc.	*†	20,281	109,517
Plantronics, Inc.		6,525	255,715
Polycom, Inc.	*	24,400	272,060
Ruckus Wireless, Inc.	*	13,194	129,433
ShoreTel, Inc.	*	12,371	92,040
Sonus Networks, Inc.	*	8,541	64,314
Ubiquiti Networks, Inc.	*†	4,918	163,622
ViaSat, Inc.	*†	7,829	575,275
Viavi Solutions, Inc.	*	41,984	288,010

			8,182,369

Construction & Engineering—1.0%
AECOM	*	27,493	846,509
Aegion Corp.	*	6,676	140,797
Ameresco, Inc., Class A	*	5,077	24,217
Argan, Inc.		2,317	81,466
Chicago Bridge & Iron Co. NV (Netherlands)		17,929	656,022
Comfort Systems USA, Inc.		6,953	220,897
Dycom Industries, Inc.	*	6,479	418,997
EMCOR Group, Inc.		11,822	574,549
Granite Construction, Inc.		7,276	347,793
Great Lakes Dredge & Dock Corp.	*	9,800	43,708
HC2 Holdings, Inc.	*†	5,163	19,723
Jacobs Engineering Group, Inc.	*	22,887	996,729
KBR, Inc.		25,853	400,204
MasTec, Inc.	*†	12,504	253,081
MYR Group, Inc.	*	3,380	84,872
Northwest Pipe Co.	*	1,416	13,056
NV5 Global, Inc.	*†	1,341	35,979
Orion Marine Group, Inc.	*†	6,042	31,298
Primoris Services Corp.	†	6,986	169,760
Quanta Services, Inc.	*	28,949	653,089
Tutor Perini Corp.	*†	6,412	99,642
Valmont Industries, Inc.		4,449	550,964

			6,663,352

Construction Materials—0.5%
Eagle Materials, Inc.		9,146	641,226
Headwaters, Inc.	*	13,445	266,749
Martin Marietta Materials, Inc.		12,378	1,974,415
Summit Materials, Inc., Class A	*	6,477	125,977
United States Lime & Minerals, Inc.		481	28,865
US Concrete, Inc.	*	2,848	169,684

			3,206,916

Consumer Finance—0.3%
Cash America International, Inc.		4,329	167,273
Credit Acceptance Corp.	*†	1,627	295,382
Encore Capital Group, Inc.	*†	4,850	124,839
Enova International, Inc.	*	4,803	30,307
EZCORP, Inc., Class A	*	8,825	26,210
First Cash Financial Services, Inc.		5,265	242,506
Green Dot Corp., Class A	*	7,890	181,233
JG Wentworth Co. (The), Class A	*†	1,635	1,995
LendingClub Corp.	*†	11,800	97,940
Nelnet, Inc., Class A		4,685	184,449
OneMain Holdings, Inc.	*†	9,556	262,121
PRA Group, Inc.	*†	8,672	254,870
Regional Management Corp.	*	1,193	20,412
SLM Corp.	*	77,866	495,228
World Acceptance Corp.	*†	1,607	60,937

			2,445,702

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Containers & Packaging—2.1%
AEP Industries, Inc.		838	$55,308
AptarGroup, Inc.		11,386	892,776
Avery Dennison Corp.		17,000	1,225,870
Ball Corp.	†	25,668	1,829,872
Bemis Co., Inc.		17,747	918,940
Berry Plastics Group, Inc.	*	21,835	789,335
Crown Holdings, Inc.	*	25,982	1,288,447
Graphic Packaging Holding Co.		60,149	772,915
Greif, Inc., Class A		5,932	194,273
Multi Packaging Solutions International Ltd.	*	3,101	50,329
Myers Industries, Inc.		4,506	57,947
Owens-Illinois, Inc.	*	30,581	488,073
Packaging Corp. of America		18,312	1,106,045
Sealed Air Corp.		36,782	1,765,904
Silgan Holdings, Inc.		7,245	385,217
Sonoco Products Co.		18,453	896,262
WestRock Co.		48,653	1,898,926

			14,616,439

Distributors—0.4%
Core-Mark Holding Co., Inc.		4,405	359,272
Fenix Parts, Inc.	*†	3,617	16,638
LKQ Corp.	*	56,691	1,810,144
Pool Corp.		7,971	699,376
VOXX International Corp.	*	2,945	13,164
Weyco Group, Inc.		1,031	27,445

			2,926,039

Diversified Consumer Services—0.7%
2U, Inc.	*†	5,246	118,560
American Public Education, Inc.	*	3,033	62,571
Apollo Education Group, Inc.	*	17,439	143,261
Ascent Capital Group, Inc., Class A	*	2,543	37,662
Bridgepoint Education, Inc.	*	3,328	33,546
Bright Horizons Family Solutions, Inc.	*	6,858	444,261
Cambium Learning Group, Inc.	*	3,401	14,522
Capella Education Co.		2,073	109,123
Career Education Corp.	*	11,632	52,809
Carriage Services, Inc.	†	2,616	56,532
Chegg, Inc.	*†	16,138	71,976
Collectors Universe, Inc.		1,150	19,090
DeVry Education Group, Inc.	†	11,393	196,757
Graham Holdings Co., Class B		627	300,960
Grand Canyon Education, Inc.	*	8,434	360,469
Houghton Mifflin Harcourt Co.	*	23,064	459,896
K12, Inc.	*	5,276	52,180
Liberty Tax, Inc.	†	737	14,438
LifeLock, Inc.	*†	16,527	199,481
Regis Corp.	*	5,758	87,464
Service Corp. International		36,748	906,941
ServiceMaster Global Holdings, Inc.	*	18,800	708,384
Sotheby’s		11,048	295,313
Strayer Education, Inc.	*	1,807	88,091
Universal Technical Institute, Inc.		4,524	19,498
Weight Watchers International, Inc.	*†	5,074	73,725

			4,927,510

Diversified Financial Services—0.9%
BBX Capital Corp., Class A	*	1,182	18,865
CBOE Holdings, Inc.		15,609	1,019,736
FactSet Research Systems, Inc.		7,799	1,181,783
FNFV Group	*	14,486	157,173
GAIN Capital Holdings, Inc.		4,482	29,402

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MarketAxess Holdings, Inc.		6,827	$852,214
Marlin Business Services Corp.		1,306	18,689
Morningstar, Inc.		3,531	311,681
MSCI, Inc.		19,153	1,418,854
Nasdaq, Inc.		21,592	1,433,277
NewStar Financial, Inc.	*	5,723	50,076
On Deck Capital, Inc.	*†	2,030	15,814
PICO Holdings, Inc.	*	3,754	38,403
Resource America, Inc., Class A		3,696	21,326
Tiptree Financial, Inc., Class A		4,011	22,863

			6,590,156

Diversified Telecommunication Services—0.6%
8x8, Inc.	*	16,824	169,250
Atlantic Tele-Network, Inc.		2,024	153,480
Cincinnati Bell, Inc.	*	38,778	150,071
Cogent Communications Holdings, Inc.		8,413	328,359
Consolidated Communications Holdings, Inc.	†	8,837	227,641
FairPoint Communications, Inc.	*	4,333	64,475
Frontier Communications Corp.		218,308	1,220,342
General Communication, Inc., Class A	*	6,831	125,144
Globalstar, Inc.	*†	81,721	120,130
Hawaiian Telcom Holdco, Inc.	*	1,637	38,551
IDT Corp., Class B		2,314	36,075
Inteliquent, Inc.		6,478	103,972
Intelsat SA (Luxembourg)	*†	4,106	10,347
Iridium Communications, Inc.	*†	14,059	110,644
Lumos Networks Corp.	*	3,271	42,000
ORBCOMM, Inc.	*†	12,191	123,495
pdvWireless, Inc.	*†	2,080	71,427
Straight Path Communications, Inc., Class B	*†	1,498	46,483
Vonage Holdings Corp.	*	34,674	158,460
Windstream Holdings, Inc.	†	17,774	136,504
Zayo Group Holdings, Inc.	*	26,271	636,809

			4,073,659

Electric Utilities—1.6%
ALLETE, Inc.		8,946	501,602
Cleco Corp.		11,374	627,959
El Paso Electric Co.		7,357	337,539
Empire District Electric Co. (The)		7,796	257,658
Genie Energy Ltd., Class B	*†	3,281	24,968
Great Plains Energy, Inc.		28,223	910,192
Hawaiian Electric Industries, Inc.		20,201	654,512
IDACORP, Inc.		9,175	684,363
ITC Holdings Corp.		28,975	1,262,441
MGE Energy, Inc.		6,204	324,159
OGE Energy Corp.		37,298	1,067,842
Otter Tail Corp.		6,778	200,764
Pinnacle West Capital Corp.		20,642	1,549,595
PNM Resources, Inc.		15,039	507,115
Portland General Electric Co.		16,186	639,185
Spark Energy, Inc., Class A		491	8,838
Westar Energy, Inc.		26,360	1,307,720

			10,866,452

Electrical Equipment—0.9%
Acuity Brands, Inc.		8,092	1,765,189
Allied Motion Technologies, Inc.	†	1,634	29,412
AZZ, Inc.		4,607	260,756
Babcock & Wilcox Enterprises, Inc.	*	9,579	204,991
Encore Wire Corp.		3,866	150,503

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
EnerSys		8,442	$470,388
Enphase Energy, Inc.	*†	4,304	10,028
Franklin Electric Co., Inc.		8,722	280,587
FuelCell Energy, Inc.	*†	3,201	21,671
Generac Holdings, Inc.	*†	12,414	462,297
General Cable Corp.		9,667	118,034
Hubbell, Inc.		10,816	1,145,739
LSI Industries, Inc.		3,003	35,285
Plug Power, Inc.	*†	33,712	69,110
Powell Industries, Inc.		1,563	46,593
Power Solutions International, Inc.	*†	752	10,378
PowerSecure International, Inc.	*	4,744	88,665
Preformed Line Products Co.		638	23,300
Regal Beloit Corp.		8,190	516,707
SolarCity Corp.	*†	10,871	267,209
Sunrun, Inc.	*†	3,000	19,440
Thermon Group Holdings, Inc.	*	5,589	98,143
Vicor Corp.	*	3,481	36,481

			6,130,906

Electronic Equipment, Instruments & Components—3.0%
Agilysys, Inc.	*	3,632	37,083
Anixter International, Inc.	*	5,276	274,932
Arrow Electronics, Inc.	*	17,886	1,152,037
Avnet, Inc.		25,380	1,124,334
AVX Corp.		9,165	115,204
Badger Meter, Inc.		2,704	179,843
Belden, Inc.		7,646	469,312
Benchmark Electronics, Inc.	*	9,781	225,452
CDW Corp.		24,676	1,024,054
Checkpoint Systems, Inc.	*	8,101	81,982
Cognex Corp.		15,890	618,916
Coherent, Inc.	*	4,437	407,760
Control4 Corp.	*	2,638	20,999
CTS Corp.		6,621	104,215
Daktronics, Inc.		7,523	59,432
Dolby Laboratories, Inc., Class A		9,253	402,135
DTS, Inc.	*	3,053	66,494
Electro Rent Corp.		4,267	39,512
ePlus, Inc.	*	904	72,781
Fabrinet (Thailand)	*	6,884	222,697
FARO Technologies, Inc.	*	3,399	109,482
FEI Co.		7,832	697,126
Fitbit, Inc., Class A	*†	7,619	115,428
FLIR Systems, Inc.		25,634	844,640
GSI Group, Inc.	*	6,907	97,803
II-VI, Inc.	*	10,174	220,878
Ingram Micro, Inc., Class A		27,738	996,072
Insight Enterprises, Inc.	*	7,260	207,926
InvenSense, Inc.	*†	14,582	122,489
IPG Photonics Corp.	*	6,307	605,977
Itron, Inc.	*	7,053	294,251
Jabil Circuit, Inc.		35,409	682,331
Keysight Technologies, Inc.	*	30,881	856,639
Kimball Electronics, Inc.	*	5,104	57,012
Knowles Corp.	*†	16,227	213,872
Littelfuse, Inc.		4,266	525,187
Mercury Systems, Inc.	*	6,981	141,714
Mesa Laboratories, Inc.	†	539	51,933
Methode Electronics, Inc.		7,137	208,686
MTS Systems Corp.		2,725	165,816
Multi-Fineline Electronix, Inc.	*	2,068	47,998
National Instruments Corp.		20,479	616,623
Newport Corp.	*	6,603	151,869
OSI Systems, Inc.	*	3,836	251,220

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Park Electrochemical Corp.		3,495	$55,955
PC Connection, Inc.		1,400	36,134
Plexus Corp.	*	5,929	234,314
QLogic Corp.	*	14,254	191,574
Rofin-Sinar Technologies, Inc.	*	4,789	154,302
Rogers Corp.	*	3,354	200,804
Sanmina Corp.	*	14,516	339,384
ScanSource, Inc.	*	4,597	185,627
SYNNEX Corp.		5,265	487,486
Systemax, Inc.	*	1,358	11,910
Tech Data Corp.	*	6,932	532,170
Trimble Navigation Ltd.	*	48,523	1,203,370
TTM Technologies, Inc.	*	10,328	68,681
Universal Display Corp.	*	7,224	390,818
VeriFone Systems, Inc.	*	21,484	606,708
Vishay Intertechnology, Inc.	†	25,068	306,080
Vishay Precision Group, Inc.	*	2,712	37,995
Zebra Technologies Corp., Class A	*	9,471	653,499

			20,678,957

Energy Equipment & Services—1.0%
Archrock, Inc.		12,176	97,408
Atwood Oceanics, Inc.	†	12,095	110,911
Basic Energy Services, Inc.	*†	5,491	15,155
Bristow Group, Inc.		6,407	121,220
C&J Energy Services Ltd.	*†	8,503	11,989
CARBO Ceramics, Inc.	†	3,679	52,242
Diamond Offshore Drilling, Inc.		11,921	259,043
Dril-Quip, Inc.	*	7,149	432,943
Ensco plc, Class A (United Kingdom)		42,900	444,873
Era Group, Inc.	*	3,470	32,549
Exterran Corp.	*	6,088	94,121
Fairmount Santrol Holdings, Inc.	*†	10,656	26,747
Forum Energy Technologies, Inc.	*	11,420	150,744
Frank’s International NV (Netherlands)		6,714	110,647
Geospace Technologies Corp.	*†	2,532	31,245
Gulfmark Offshore, Inc., Class A	*†	5,207	32,127
Helix Energy Solutions Group, Inc.	*	18,113	101,433
Hornbeck Offshore Services, Inc.	*†	5,059	50,236
Independence Contract Drilling, Inc.	*†	1,688	8,052
ION Geophysical Corp.	*	1,523	12,306
Key Energy Services, Inc.	*†	24,102	8,903
Matrix Service Co.	*	4,454	78,836
McDermott International, Inc.	*†	47,643	194,860
Nabors Industries Ltd.		52,881	486,505
Natural Gas Services Group, Inc.	*	2,483	53,707
Newpark Resources, Inc.	*	16,681	72,062
Noble Corp. plc (United Kingdom)	†	45,898	475,044
Nordic American Offshore Ltd. (Norway)		2,988	13,386
North Atlantic Drilling Ltd. (Norway)	*†	1,346	3,688
Oceaneering International, Inc.		18,074	600,780
Oil States International, Inc.	*	9,602	302,655
Parker Drilling Co.	*	23,214	49,214
Patterson-UTI Energy, Inc.		26,449	466,031
PHI, Inc. (Non-Voting Shares)	*	2,638	49,832
Pioneer Energy Services Corp.	*	11,528	25,362
RigNet, Inc.	*	2,457	33,612
Rowan Cos. plc, Class A	†	22,880	368,368
RPC, Inc.	†	11,371	161,241
SEACOR Holdings, Inc.	*	3,415	185,947
Seadrill Ltd. (United Kingdom)	*†	68,618	226,439
Seventy Seven Energy, Inc.	*†	9,000	5,221
Superior Energy Services, Inc.		26,989	361,383

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tesco Corp.		7,240	$62,336
TETRA Technologies, Inc.	*	13,207	83,864
Tidewater, Inc.	†	8,857	60,493
Unit Corp.	*†	9,048	79,713
US Silica Holdings, Inc.	†	10,120	229,926

			6,935,399

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		5,380	168,986
Casey’s General Stores, Inc.		7,097	804,232
Chefs’ Warehouse, Inc. (The)	*	3,665	74,363
Fairway Group Holdings Corp.	*†	2,487	871
Fresh Market, Inc. (The)	*†	7,516	214,431
Ingles Markets, Inc., Class A		2,649	99,337
Natural Grocers by Vitamin Cottage, Inc.	*†	1,404	29,863
Performance Food Group Co.	*	2,725	63,629
PriceSmart, Inc.		3,602	304,657
Rite Aid Corp.	*	184,264	1,501,752
Smart & Final Stores, Inc.	*†	3,814	61,787
SpartanNash Co.		7,178	217,565
Sprouts Farmers Market, Inc.	*	28,796	836,236
SUPERVALU, Inc.	*	48,468	279,176
United Natural Foods, Inc.	*	8,967	361,370
Village Super Market, Inc., Class A		1,280	30,925
Weis Markets, Inc.		2,120	95,527

			5,144,707

Food Products—1.6%
Alico, Inc.	†	494	13,639
Amplify Snack Brands, Inc.	*†	2,515	36,015
Arcadia Biosciences, Inc.	*†	2,130	5,921
B&G Foods, Inc.		10,681	371,806
Blue Buffalo Pet Products, Inc.	*†	7,728	198,300
Calavo Growers, Inc.		2,921	166,672
Cal-Maine Foods, Inc.	†	5,999	311,408
Darling Ingredients, Inc.	*	30,679	404,042
Dean Foods Co.	†	17,499	303,083
Farmer Brothers Co.	*	1,870	52,117
Flowers Foods, Inc.		31,849	587,933
Fresh Del Monte Produce, Inc.		6,228	262,012
Freshpet, Inc.	*†	4,959	36,349
Hain Celestial Group, Inc. (The)	*	18,771	767,922
Ingredion, Inc.		13,290	1,419,239
Inventure Foods, Inc.	*†	3,145	17,769
J&J Snack Foods Corp.		2,846	308,165
John B. Sanfilippo & Son, Inc.		1,673	115,588
Lancaster Colony Corp.		3,414	377,486
Landec Corp.	*	4,989	52,384
Lifeway Foods, Inc.	*	778	8,426
Limoneira Co.	†	1,586	24,107
Omega Protein Corp.	*	4,487	76,010
Pilgrim’s Pride Corp.	*†	12,247	311,074
Pinnacle Foods, Inc.		21,804	974,203
Post Holdings, Inc.	*	11,269	774,969
Sanderson Farms, Inc.	†	4,265	384,618
Seaboard Corp.	*	51	153,154
Seneca Foods Corp., Class A	*	1,290	44,815
Snyder’s-Lance, Inc.		12,369	389,376
Tootsie Roll Industries, Inc.	†	3,661	127,902
TreeHouse Foods, Inc.	*	10,226	887,105
WhiteWave Foods Co. (The)	*	32,682	1,328,196

			11,291,805

Gas Utilities—1.5%
AGL Resources, Inc.		22,351	1,455,944

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Atmos Energy Corp.		18,838	$1,398,910
Chesapeake Utilities Corp.		2,728	171,782
Laclede Group, Inc. (The)		7,946	538,342
National Fuel Gas Co.		15,472	774,374
New Jersey Resources Corp.	†	15,684	571,368
Northwest Natural Gas Co.		5,242	282,282
ONE Gas, Inc.		9,643	589,187
Piedmont Natural Gas Co., Inc.		14,324	857,005
Questar Corp.		32,909	816,143
South Jersey Industries, Inc.		13,038	370,931
Southwest Gas Corp.		8,831	581,521
UGI Corp.		32,198	1,297,257
WGL Holdings, Inc.		9,349	676,587

			10,381,633

Health Care Equipment & Supplies—3.5%
Abaxis, Inc.		4,266	193,634
ABIOMED, Inc.	*	7,842	743,500
Accuray, Inc.	*†	15,070	87,105
Alere, Inc.	*	15,597	789,364
Align Technology, Inc.	*	15,093	1,097,110
Analogic Corp.		2,430	191,994
AngioDynamics, Inc.	*	5,314	65,309
Anika Therapeutics, Inc.	*	2,511	112,292
Antares Pharma, Inc.	*†	21,583	18,779
AtriCure, Inc.	*	5,136	86,439
Atrion Corp.	†	291	115,050
Cantel Medical Corp.		6,207	442,932
Cardiovascular Systems, Inc.	*†	6,442	66,804
Cerus Corp.	*†	16,123	95,609
ConforMIS, Inc.	*†	1,735	18,651
CONMED Corp.		5,145	215,781
Cooper Cos., Inc. (The)		9,015	1,388,040
Corindus Vascular Robotics, Inc.	*†	5,896	5,840
CryoLife, Inc.		3,944	42,398
Cutera, Inc.	*	1,903	21,409
Cynosure, Inc., Class A	*	4,027	177,671
DENTSPLY SIRONA, Inc.		44,223	2,725,433
DexCom, Inc.	*	14,833	1,007,309
EndoChoice Holdings, Inc.	*†	1,101	5,736
Endologix, Inc.	*†	14,887	124,455
Entellus Medical, Inc.	*†	920	16,735
Exactech, Inc.	*	1,480	29,985
GenMark Diagnostics, Inc.	*	7,868	41,464
Glaukos Corp.	*	1,157	19,507
Globus Medical, Inc., Class A	*	12,715	301,981
Greatbatch, Inc.	*	4,771	170,038
Haemonetics Corp.	*	9,352	327,133
Halyard Health, Inc.	*	8,497	244,119
HeartWare International, Inc.	*†	3,297	103,592
Hill-Rom Holdings, Inc.		10,357	520,957
Hologic, Inc.	*	45,806	1,580,307
ICU Medical, Inc.	*	2,585	269,099
IDEXX Laboratories, Inc.	*	17,460	1,367,467
Inogen, Inc.	*	2,611	117,443
Insulet Corp.	*	10,118	335,513
Integra LifeSciences Holdings Corp.	*	5,262	354,448
Invacare Corp.	†	6,320	83,234
InVivo Therapeutics Holdings Corp.	*†	4,253	29,686
Invuity, Inc.	*	771	5,567
iRadimed Corp.	*†	736	14,102
K2M Group Holdings, Inc.	*	2,656	39,388
Lantheus Holdings, Inc.	*	2,053	3,880
LDR Holding Corp.	*	4,177	106,472
LeMaitre Vascular, Inc.		3,113	48,314

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
LivaNova plc (United Kingdom)	*	8,127	$438,695
Masimo Corp.	*	8,102	338,988
Meridian Bioscience, Inc.	†	7,174	147,856
Merit Medical Systems, Inc.	*	8,748	161,751
Natus Medical, Inc.	*	6,010	230,964
Neogen Corp.	*	6,663	335,482
Nevro Corp.	*†	3,109	174,912
Novocure Ltd. (Jersey)	*†	1,380	19,982
NuVasive, Inc.	*	8,871	431,574
Nuvectra Corp.	*	1,590	8,604
NxStage Medical, Inc.	*	11,835	177,407
OraSure Technologies, Inc.	*	8,723	63,067
Orthofix International NV	*	3,725	154,662
Oxford Immunotec Global plc (United Kingdom)	*†	4,716	46,736
Penumbra, Inc.	*†	752	34,592
Quidel Corp.	*	5,467	94,360
ResMed, Inc.		26,254	1,518,006
Rockwell Medical, Inc.	*†	8,627	64,789
RTI Surgical, Inc.	*	8,406	33,624
SeaSpine Holdings Corp.	*	1,586	23,219
Second Sight Medical Products, Inc.	*†	703	3,396
Sientra, Inc.	*†	1,004	6,867
Spectranetics Corp. (The)	*†	7,119	103,368
STAAR Surgical Co.	*†	7,139	52,757
STERIS plc (United Kingdom)		15,378	1,092,607
SurModics, Inc.	*	1,871	34,445
Tandem Diabetes Care, Inc.	*	4,888	42,574
Teleflex, Inc.		7,758	1,218,084
TransEnterix, Inc.	*†	11,404	48,467
Unilife Corp.	*†	22,514	15,310
Utah Medical Products, Inc.		525	32,834
Vascular Solutions, Inc.	*	3,357	109,203
Veracyte, Inc.	*	845	4,563
West Pharmaceutical Services, Inc.		13,152	911,697
Wright Medical Group NV (Netherlands)	*	16,520	274,232
Zeltiq Aesthetics, Inc.	*†	6,394	173,661

			24,592,410

Health Care Providers & Services—2.4%
AAC Holdings, Inc.	*†	1,004	19,869
Acadia Healthcare Co., Inc.	*	11,275	621,365
Aceto Corp.	†	4,950	116,622
Addus HomeCare Corp.	*	874	15,024
Adeptus Health, Inc., Class A	*†	983	54,596
Air Methods Corp.	*	7,123	257,995
Alliance HealthCare Services, Inc.	*	806	5,795
Almost Family, Inc.	*	1,537	57,238
Amedisys, Inc.	*	5,275	254,993
AMN Healthcare Services, Inc.	*	8,905	299,297
Amsurg Corp.	*	10,134	755,996
BioScrip, Inc.	*†	14,738	31,539
BioTelemetry, Inc.	*	4,248	49,617
Brookdale Senior Living, Inc.	*	33,744	535,855
Capital Senior Living Corp.	*†	5,534	102,490
Centene Corp.	*	30,906	1,902,870
Chemed Corp.		3,102	420,166
Civitas Solutions, Inc.	*	2,042	35,592
Community Health Systems, Inc.	*	21,501	397,983
Corvel Corp.	*	1,817	71,626
Cross Country Healthcare, Inc.	*	6,564	76,339
Diplomat Pharmacy, Inc.	*†	6,809	186,566
Ensign Group, Inc. (The)		8,890	201,270
Envision Healthcare Holdings, Inc.	*	33,933	692,233

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ExamWorks Group, Inc.	*	7,718	$228,144
Five Star Quality Care, Inc.	*	9,106	20,853
Genesis Healthcare, Inc.	*	4,230	9,814
HealthEquity, Inc.	*	6,776	167,164
HealthSouth Corp.		16,686	627,894
Healthways, Inc.	*	5,769	58,209
Kindred Healthcare, Inc.		15,596	192,611
Landauer, Inc.		1,882	62,238
LHC Group, Inc.	*	2,530	89,967
LifePoint Health, Inc.	*	8,339	577,476
Magellan Health, Inc.	*	4,398	298,756
MEDNAX, Inc.	*	17,461	1,128,330
Molina Healthcare, Inc.	*	7,211	465,037
National HealthCare Corp.		1,812	112,888
National Research Corp., Class A		1,929	29,996
Nobilis Health Corp.	*†	8,378	26,139
Owens & Minor, Inc.		11,590	468,468
Patterson Cos., Inc.		15,759	733,266
PharMerica Corp.	*	5,445	120,389
Premier, Inc., Class A	*	7,266	242,394
Providence Service Corp. (The)	*	2,643	134,978
RadNet, Inc.	*	5,263	25,420
Select Medical Holdings Corp.	*	18,164	214,517
Surgery Partners, Inc.	*	2,587	34,304
Surgical Care Affiliates, Inc.	*	4,221	195,348
Team Health Holdings, Inc.	*	13,196	551,725
Teladoc, Inc.	*†	1,590	15,264
Tenet Healthcare Corp.	*	18,083	523,141
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	112,467
Trupanion, Inc.	*†	4,042	39,814
U.S. Physical Therapy, Inc.		2,234	111,097
Universal American Corp.		10,044	71,714
VCA, Inc.	*	15,019	866,446
WellCare Health Plans, Inc.	*	8,066	748,121

			16,467,325

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	33,121	437,528
athenahealth, Inc.	*†	7,213	1,001,020
Castlight Health, Inc., Class B	*†	8,875	29,554
Computer Programs & Systems, Inc.	†	2,114	110,182
Connecture, Inc.	*	1,160	2,970
Evolent Health, Inc., Class A	*†	2,217	23,411
HealthStream, Inc.	*	4,918	108,639
HMS Holdings Corp.	*	17,215	247,035
Imprivata, Inc.	*†	973	12,289
Inovalon Holdings, Inc., Class A	*†	4,490	83,155
Medidata Solutions, Inc.	*	10,137	392,403
Omnicell, Inc.	*	7,049	196,456
Press Ganey Holdings, Inc.	*†	1,639	49,301
Quality Systems, Inc.		8,711	132,756
Veeva Systems, Inc., Class A	*†	13,130	328,775
Vocera Communications, Inc.	*	5,675	72,356

			3,227,830

Hotels, Restaurants & Leisure—2.5%
Aramark		36,087	1,195,202
Belmond Ltd., Class A (United Kingdom)	*	18,365	174,284
Biglari Holdings, Inc.	*	334	124,151
BJ’s Restaurants, Inc.	*	4,206	174,843
Bloomin’ Brands, Inc.		22,841	385,328
Bob Evans Farms, Inc.		3,564	166,403
Bojangles’, Inc.	*	2,172	36,946
Boyd Gaming Corp.	*	14,855	306,904

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bravo Brio Restaurant Group, Inc.	*	3,101	$24,033
Brinker International, Inc.	†	10,257	471,309
Buffalo Wild Wings, Inc.	*†	3,470	513,976
Caesars Acquisition Co., Class A	*	7,358	45,031
Caesars Entertainment Corp.	*†	10,894	74,079
Carrols Restaurant Group, Inc.	*	5,985	86,423
Cheesecake Factory, Inc. (The)	†	8,967	476,058
Choice Hotels International, Inc.		6,546	353,811
Churchill Downs, Inc.		2,254	333,322
Chuy’s Holdings, Inc.	*†	3,373	104,799
ClubCorp Holdings, Inc.		7,381	103,629
Cracker Barrel Old Country Store, Inc.	†	3,625	553,429
Dave & Buster’s Entertainment, Inc.	*	4,504	174,665
Del Frisco’s Restaurant Group, Inc.	*	3,974	65,889
Denny’s Corp.	*	15,003	155,431
Diamond Resorts International, Inc.	*†	7,268	176,612
DineEquity, Inc.	†	3,144	293,744
Domino’s Pizza, Inc.		9,406	1,240,275
Dunkin’ Brands Group, Inc.		17,603	830,334
El Pollo Loco Holdings, Inc.	*†	3,166	42,235
Eldorado Resorts, Inc.	*	6,334	72,461
Empire Resorts, Inc.	*†	520	7,098
Extended Stay America, Inc.	†	11,775	191,933
Fiesta Restaurant Group, Inc.	*	4,707	154,296
Fogo De Chao, Inc.	*†	846	13,206
Habit Restaurants, Inc. (The), Class A	*†	2,735	50,953
International Game Technology plc		17,465	318,736
International Speedway Corp., Class A		5,069	187,097
Interval Leisure Group, Inc.	†	6,806	98,279
Intrawest Resorts Holdings, Inc.	*	3,314	28,335
Isle of Capri Casinos, Inc.	*	3,400	47,600
J Alexander’s Holdings, Inc.	*	2,502	26,421
Jack in the Box, Inc.		6,195	395,675
Jamba, Inc.	*†	3,273	40,454
Kona Grill, Inc.	*†	2,212	28,645
Krispy Kreme Doughnuts, Inc.	*	12,266	191,227
La Quinta Holdings, Inc.	*	17,386	217,325
Marcus Corp. (The)		3,989	75,592
Marriott Vacations Worldwide Corp.		4,646	313,605
Monarch Casino & Resort, Inc.	*	2,050	39,893
Morgans Hotel Group Co.	*	5,643	7,787
Noodles & Co.	*†	1,842	21,846
Panera Bread Co., Class A	*	4,341	889,167
Papa John’s International, Inc.	†	5,351	289,971
Papa Murphy’s Holdings, Inc.	*†	956	11,424
Penn National Gaming, Inc.	*	14,861	248,030
Pinnacle Entertainment, Inc.	*	11,522	404,422
Planet Fitness, Inc., Class A	*†	2,602	42,257
Popeyes Louisiana Kitchen, Inc.	*	4,299	223,806
Potbelly Corp.	*	4,371	59,489
Red Robin Gourmet Burgers, Inc.	*	2,773	178,775
Ruby Tuesday, Inc.	*	11,736	63,140
Ruth’s Hospitality Group, Inc.		6,805	125,280
Scientific Games Corp., Class A	*†	8,925	84,163
SeaWorld Entertainment, Inc.	†	12,718	267,841
Shake Shack, Inc., Class A	*†	1,010	37,693
Six Flags Entertainment Corp.		13,160	730,248
Sonic Corp.		9,483	333,422
Speedway Motorsports, Inc.		1,680	33,314
Texas Roadhouse, Inc.		12,851	560,047
Vail Resorts, Inc.		6,608	883,490
Wendy’s Co. (The)		36,915	402,004
Wingstop, Inc.	*†	1,118	25,356

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zoe’s Kitchen, Inc.	*	3,187	$124,261

			17,229,209

Household Durables—2.4%
Bassett Furniture Industries, Inc.		1,723	54,895
Beazer Homes USA, Inc.	*†	6,831	59,566
CalAtlantic Group, Inc.	†	14,030	468,883
Cavco Industries, Inc.	*	1,545	144,396
Century Communities, Inc.	*	2,504	42,743
CSS Industries, Inc.		1,584	44,241
D.R. Horton, Inc.		61,161	1,848,897
Ethan Allen Interiors, Inc.	†	4,253	135,330
Flexsteel Industries, Inc.		839	36,648
GoPro, Inc., Class A	*†	16,518	197,555
Green Brick Partners, Inc.	*†	3,764	28,569
Harman International Industries, Inc.		13,306	1,184,766
Helen of Troy Ltd.	*	5,382	558,060
Hooker Furniture Corp.		1,732	56,896
Hovnanian Enterprises, Inc., Class A	*†	21,157	33,005
Installed Building Products, Inc.	*	3,344	88,984
iRobot Corp.	*†	5,589	197,292
Jarden Corp.	*	39,261	2,314,436
KB Home	†	16,006	228,566
La-Z-Boy, Inc.		9,344	249,859
Leggett & Platt, Inc.		25,740	1,245,816
Lennar Corp., Class A		32,434	1,568,508
Lennar Corp., Class B		1,554	60,155
LGI Homes, Inc.	*†	2,171	52,560
Libbey, Inc.		3,551	66,049
Lifetime Brands, Inc.		1,617	24,368
M/I Homes, Inc.	*	4,003	74,656
MDC Holdings, Inc.		6,738	168,854
Meritage Homes Corp.	*	7,366	268,564
NACCO Industries, Inc., Class A		829	47,593
New Home Co., Inc. (The)	*	1,400	17,164
NVR, Inc.	*	759	1,314,892
PulteGroup, Inc.		68,082	1,273,814
Skullcandy, Inc.	*	3,066	10,915
Taylor Morrison Home Corp., Class A	*	5,220	73,706
Tempur Sealy International, Inc.	*†	11,155	678,112
Toll Brothers, Inc.	*	32,873	970,082
TRI Pointe Group, Inc.	*	29,742	350,361
Tupperware Brands Corp.		9,418	546,056
Universal Electronics, Inc.	*	2,462	152,619
WCI Communities, Inc.	*	2,339	43,459
William Lyon Homes, Class A	*†	3,916	56,743
ZAGG, Inc.	*	4,728	42,599

			17,081,232

Household Products—0.2%
Central Garden & Pet Co., Class A	*	8,497	138,416
Energizer Holdings, Inc.		11,459	464,204
HRG Group, Inc.	*	13,829	192,638
Oil-Dri Corp of America		764	25,808
Orchids Paper Products Co.	†	1,826	50,233
Spectrum Brands Holdings, Inc.	†	4,642	507,278
WD-40 Co.		2,665	287,847

			1,666,424

Independent Power and Renewable Electricity Producers—0.2%
Abengoa Yield plc (Spain)	†	8,416	149,636
Atlantic Power Corp.		20,459	50,329
Dynegy, Inc.	*	21,258	305,477
NRG Yield, Inc., Class A		7,296	99,007
NRG Yield, Inc., Class C	†	12,382	176,320

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ormat Technologies, Inc.	†	6,915	$285,175
Pattern Energy Group, Inc.	†	10,857	207,043
Talen Energy Corp.	*	13,786	124,074
TerraForm Global, Inc., Class A	†	7,207	17,153
TerraForm Power, Inc., Class A	*†	9,969	86,232
Vivint Solar, Inc.	*†	3,399	9,007

			1,509,453

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		12,158	1,209,721
Raven Industries, Inc.	†	6,841	109,593

			1,319,314

Insurance—4.2%
Alleghany Corp.	*	2,982	1,479,668
Allied World Assurance Co. Holdings AG (Switzerland)		17,386	607,467
Ambac Financial Group, Inc.	*	7,905	124,899
American Equity Investment Life Holding Co.		14,698	246,926
American Financial Group, Inc.		12,547	882,932
American National Insurance Co.		1,400	161,700
AMERISAFE, Inc.		3,489	183,312
AmTrust Financial Services, Inc.		15,495	401,011
Arch Capital Group Ltd. (Bermuda)	*	23,106	1,642,837
Argo Group International Holdings Ltd. (Bermuda)		5,178	297,165
Arthur J. Gallagher & Co.		31,340	1,394,003
Aspen Insurance Holdings Ltd. (Bermuda)		11,632	554,846
Assurant, Inc.		12,693	979,265
Assured Guaranty Ltd. (Bermuda)		25,860	654,258
Atlas Financial Holdings, Inc.	*†	1,852	33,595
Axis Capital Holdings Ltd. (Bermuda)		17,682	980,644
Baldwin & Lyons, Inc., Class B		1,792	44,101
Brown & Brown, Inc.		21,208	759,246
Citizens, Inc.	*†	8,606	62,308
CNO Financial Group, Inc.		33,999	609,262
Crawford & Co., Class B		3,721	24,112
Donegal Group, Inc., Class A		1,264	18,176
eHealth, Inc.	*	3,302	31,006
EMC Insurance Group, Inc.		1,561	40,040
Employers Holdings, Inc.		5,724	161,073
Endurance Specialty Holdings Ltd. (Bermuda)		11,386	743,961
Enstar Group Ltd. (Bermuda)	*	1,747	284,027
Erie Indemnity Co., Class A		4,469	415,572
Everest Re Group Ltd. (Bermuda)		8,278	1,634,326
FBL Financial Group, Inc., Class A		1,939	119,287
Federated National Holding Co.		2,947	57,938
Fidelity & Guaranty Life		2,136	56,049
First American Financial Corp.		19,835	755,912
Genworth Financial, Inc., Class A	*	88,917	242,743
Global Indemnity plc (Ireland)	*	1,488	46,322
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	122,569
Hallmark Financial Services, Inc.	*	2,249	25,864
Hanover Insurance Group, Inc. (The)		8,096	730,421
HCI Group, Inc.	†	1,491	49,650
Heritage Insurance Holdings, Inc.		4,070	64,998
Horace Mann Educators Corp.		7,441	235,805
Independence Holding Co.		1,901	30,264
Infinity Property & Casualty Corp.		2,246	180,803
James River Group Holdings Ltd. (Bermuda)		1,940	62,584

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kemper Corp.		7,836	$231,711
Maiden Holdings Ltd. (Bermuda)	†	10,098	130,668
MBIA, Inc.	*†	25,236	223,339
Mercury General Corp.		5,028	279,054
National General Holdings Corp.		7,904	170,647
National Interstate Corp.		1,051	31,446
National Western Life Group, Inc., Class A		368	84,872
Navigators Group, Inc. (The)	*	1,990	166,901
Old Republic International Corp.		47,491	868,136
OneBeacon Insurance Group Ltd., Class A		4,581	58,316
Patriot National, Inc.	*†	1,460	11,242
Primerica, Inc.	†	8,625	384,071
ProAssurance Corp.		10,378	525,127
Reinsurance Group of America, Inc.		12,367	1,190,324
RenaissanceRe Holdings Ltd. (Bermuda)		8,041	963,553
RLI Corp.		7,908	528,729
Safety Insurance Group, Inc.		2,958	168,784
Selective Insurance Group, Inc.		10,521	385,174
State Auto Financial Corp.		2,585	57,025
State National Cos., Inc.		6,599	83,147
Stewart Information Services Corp.		4,354	157,963
Third Point Reinsurance Ltd. (Bermuda)	*	16,468	187,241
Torchmark Corp.		23,526	1,274,168
United Fire Group, Inc.		3,518	154,159
United Insurance Holdings Corp.		2,677	51,425
Universal Insurance Holdings, Inc.	†	5,857	104,255
Validus Holdings Ltd. (Bermuda)		15,477	730,360
W.R. Berkley Corp.		18,185	1,021,997
White Mountains Insurance Group Ltd.		1,039	833,901

			29,290,682

Internet & Catalog Retail—0.4%
1-800-Flowers.com, Inc., Class A	*	3,472	27,359
Blue Nile, Inc.		2,444	62,835
Duluth Holdings, Inc.	*	1,392	27,130
Etsy, Inc.	*	3,200	27,840
EVINE Live, Inc.	*	6,239	7,300
Expedia, Inc.		0	2
FTD Cos., Inc.	*†	2,895	75,994
Groupon, Inc.	*†	79,746	318,187
HSN, Inc.		6,012	314,488
Lands’ End, Inc.	*†	2,788	71,122
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	295,171
Liberty Ventures, Series A	*	26,511	1,037,110
Nutrisystem, Inc.		5,029	104,955
Overstock.com, Inc.	*	2,104	30,255
PetMed Express, Inc.	†	3,185	57,043
Shutterfly, Inc.	*	6,845	317,403
Wayfair, Inc., Class A	*†	3,421	147,856

			2,922,050

Internet Software & Services—1.5%
Alarm.com Holdings, Inc.	*†	1,349	31,971
Amber Road, Inc.	*†	1,500	8,115
Angie’s List, Inc.	*†	7,000	56,490
Apigee Corp.	*†	1,341	11,144
Appfolio, Inc., Class A	*†	943	11,542
Bankrate, Inc.	*	11,716	107,436
Bazaarvoice, Inc.	*†	8,939	28,158
Benefitfocus, Inc.	*†	1,876	62,565

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Blucora, Inc.	*	7,679	$39,624
Box, Inc., Class A	*†	2,200	26,972
Brightcove, Inc.	*	6,369	39,742
Carbonite, Inc.	*	2,935	23,392
Care.com, Inc.	*	5,529	34,003
ChannelAdvisor Corp.	*	3,431	38,599
Cimpress NV (Netherlands)	*†	6,192	561,552
comScore, Inc.	*	9,334	280,393
Cornerstone OnDemand, Inc.	*	9,988	327,307
CoStar Group, Inc.	*	6,058	1,139,934
Cvent, Inc.	*	3,836	82,090
Demandware, Inc.	*†	6,170	241,247
DHI Group, Inc.	*	9,544	77,020
EarthLink Holdings Corp.		19,701	111,705
Endurance International Group Holdings, Inc.	*†	9,873	103,963
Envestnet, Inc.	*†	7,303	198,642
Everyday Health, Inc.	*	5,543	31,041
Five9, Inc.	*	6,436	57,216
GoDaddy, Inc., Class A	*†	4,455	144,030
Gogo, Inc.	*†	10,521	115,836
GrubHub, Inc.	*†	13,889	349,030
GTT Communications, Inc.	*	4,161	68,823
Hortonworks, Inc.	*†	1,260	14,238
IAC/InterActiveCorp		13,433	632,426
inContact, Inc.	*	12,760	113,436
Instructure, Inc.	*†	918	16,469
Internap Corp.	*	8,206	22,402
Intralinks Holdings, Inc.	*	8,511	67,067
j2 Global, Inc.	†	8,824	543,382
Limelight Networks, Inc.	*	17,003	30,775
Liquidity Services, Inc.	*	4,692	24,304
LivePerson, Inc.	*	8,795	51,451
LogMeIn, Inc.	*	4,468	225,455
Marchex, Inc., Class B		5,699	25,360
Marin Software, Inc.	*†	4,390	13,258
Marketo, Inc.	*	5,996	117,342
Match Group, Inc.	*†	5,829	64,469
MaxPoint Interactive, Inc.	*†	1,797	3,181
MINDBODY, Inc., Class A	*†	1,198	15,969
Monster Worldwide, Inc.	*†	16,068	52,382
New Relic, Inc.	*	1,000	26,080
NIC, Inc.		12,220	220,327
OPOWER, Inc.	*†	3,616	24,625
Pandora Media, Inc.	*†	38,683	346,213
Q2 Holdings, Inc.	*	3,289	79,067
QuinStreet, Inc.	*	5,214	17,832
Quotient Technology, Inc.	*†	9,970	105,682
Rackspace Hosting, Inc.	*	20,792	448,899
RealNetworks, Inc.	*	4,328	17,572
Reis, Inc.		1,345	31,675
RetailMeNot, Inc.	*	8,357	66,940
Rocket Fuel, Inc.	*†	3,037	9,566
SciQuest, Inc.	*	4,686	65,042
Shutterstock, Inc.	*†	3,401	124,919
SPS Commerce, Inc.	*	2,907	124,827
Stamps.com, Inc.	*	2,747	291,951
TechTarget, Inc.	*	2,374	17,615
Travelzoo, Inc.	*	1,808	14,681
TrueCar, Inc.	*†	7,966	44,530
United Online, Inc.	*	3,846	44,383
Web.com Group, Inc.	*	8,197	162,464
WebMD Health Corp.	*	7,025	439,976
Wix.com Ltd. (Israel)	*	3,368	68,269
Xactly Corp.	*	1,293	8,857

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
XO Group, Inc.	*	5,737	$92,079
Yelp, Inc.	*	12,541	249,315
Zillow Group, Inc., Class A	*†	7,921	202,381
Zillow Group, Inc., Class C	*†	15,842	375,931

			10,164,646

IT Services—3.1%
6D Global Technologies, Inc.	*†	2,786	836
Acxiom Corp.	*	13,925	298,552
Black Knight Financial Services, Inc., Class A	*	3,921	121,669
Blackhawk Network Holdings, Inc.	*	10,306	353,496
Booz Allen Hamilton Holding Corp.		18,571	562,330
Broadridge Financial Solutions, Inc.		22,376	1,327,120
CACI International, Inc., Class A	*	4,579	488,579
Cardtronics, Inc.	*	8,176	294,254
Cass Information Systems, Inc.	†	2,024	105,956
Ciber, Inc.	*	14,012	29,565
Convergys Corp.		18,127	503,387
CoreLogic, Inc.	*	16,982	589,275
CSG Systems International, Inc.	†	5,860	264,638
Datalink Corp.	*	4,947	45,216
DST Systems, Inc.		6,327	713,496
EPAM Systems, Inc.	*	8,948	668,147
Euronet Worldwide, Inc.	*	9,494	703,600
Everi Holdings, Inc.	*	13,203	30,235
EVERTEC, Inc. (Puerto Rico)		12,275	171,604
ExlService Holdings, Inc.	*	6,073	314,581
Forrester Research, Inc.		1,490	50,079
Gartner, Inc.	*	15,485	1,383,585
Genpact Ltd.	*	29,067	790,332
Global Payments, Inc.		24,777	1,617,938
Hackett Group, Inc. (The)		4,524	68,403
Heartland Payment Systems, Inc.		6,880	664,402
Jack Henry & Associates, Inc.		15,260	1,290,538
Leidos Holdings, Inc.		12,213	614,558
Lionbridge Technologies, Inc.	*	11,139	56,363
Luxoft Holding, Inc. (Switzerland)	*	3,436	189,083
ManTech International Corp., Class A		4,079	130,487
MAXIMUS, Inc.		12,062	634,944
ModusLink Global Solutions, Inc.	*†	10,739	15,786
MoneyGram International, Inc.	*	4,578	28,017
NeuStar, Inc., Class A	*†	10,275	252,765
Perficient, Inc.	*	7,080	153,778
PFSweb, Inc.	*	3,159	41,446
Sabre Corp.		20,724	599,338
Science Applications International Corp.		8,477	452,163
ServiceSource International, Inc.	*†	9,931	42,306
Square, Inc., Class A	*†	5,074	77,531
Sykes Enterprises, Inc.	*	7,544	227,678
Syntel, Inc.	*	5,846	291,891
TeleTech Holdings, Inc.		3,175	88,138
Teradata Corp.	*	24,336	638,577
Total System Services, Inc.		30,833	1,467,034
Travelport Worldwide Ltd. (United Kingdom)		19,576	267,408
Unisys Corp.	*†	8,668	66,744
Vantiv, Inc., Class A	*	26,743	1,440,913
Virtusa Corp.	*	5,506	206,255
WEX, Inc.	*	7,033	586,271

			22,021,287

Leisure Products—0.5%
Arctic Cat, Inc.	†	2,262	38,001

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Black Diamond, Inc.	*	3,789	$17,126
Brunswick Corp.		16,941	812,829
Callaway Golf Co.		15,513	141,478
Escalade, Inc.		1,595	18,773
JAKKS Pacific, Inc.	*†	3,244	24,135
Johnson Outdoors, Inc., Class A		785	17,443
Malibu Boats, Inc., Class A	*	4,075	66,830
Marine Products Corp.		3,091	23,461
MCBC Holdings, Inc.	*	1,170	16,474
Nautilus, Inc.	*	6,380	123,262
Performance Sports Group Ltd.	*	7,260	23,087
Polaris Industries, Inc.	†	12,418	1,222,925
Smith & Wesson Holding Corp.	*	9,907	263,724
Sturm Ruger & Co., Inc.		3,486	238,373
Vista Outdoor, Inc.	*	12,025	624,218

			3,672,139

Life Sciences Tools & Services—1.3%
Accelerate Diagnostics, Inc.	*†	3,846	55,267
Affymetrix, Inc.	*†	14,982	209,898
Albany Molecular Research, Inc.	*†	4,893	74,814
Bio-Rad Laboratories, Inc., Class A	*	3,778	516,528
Bio-Techne Corp.		6,770	639,900
Bruker Corp.		20,982	587,496
Cambrex Corp.	*	5,715	251,460
Charles River Laboratories International, Inc.	*	8,555	649,667
Fluidigm Corp.	*†	5,173	41,746
Harvard Bioscience, Inc.	*	8,764	26,467
INC Research Holdings, Inc., Class A	*	2,747	113,204
Luminex Corp.	*	7,419	143,929
Mettler-Toledo International, Inc.	*	5,208	1,795,510
NanoString Technologies, Inc.	*†	1,700	25,874
NeoGenomics, Inc.	*	8,573	57,782
Pacific Biosciences of California, Inc.	*	10,007	85,059
PAREXEL International Corp.	*	10,103	633,761
PerkinElmer, Inc.		21,173	1,047,217
PRA Health Sciences, Inc.	*†	3,729	159,452
QIAGEN NV (Netherlands)	*	43,403	969,623
Quintiles Transnational Holdings, Inc.	*	14,415	938,417
Sequenom, Inc.	*†	20,997	29,606
VWR Corp.	*	5,832	157,814

			9,210,491

Machinery—3.9%
Accuride Corp.	*	5,687	8,815
Actuant Corp., Class A	†	10,895	269,215
AGCO Corp.	†	13,883	689,985
Alamo Group, Inc.	†	1,977	110,139
Albany International Corp., Class A		5,205	195,656
Allison Transmission Holdings, Inc.		32,844	886,131
Altra Industrial Motion Corp.	†	5,246	145,734
American Railcar Industries, Inc.	†	1,579	64,313
Astec Industries, Inc.		3,453	161,151
Barnes Group, Inc.		10,101	353,838
Blount International, Inc.	*	9,180	91,616
Blue Bird Corp.	*†	1,333	14,463
Briggs & Stratton Corp.		8,514	203,655
Chart Industries, Inc.	*	5,455	118,483
CIRCOR International, Inc.		3,286	152,438
CLARCOR, Inc.		9,194	531,321
Colfax Corp.	*	18,384	525,599
Columbus McKinnon Corp.		3,189	50,259
Commercial Vehicle Group, Inc.	*	2,891	7,661
Crane Co.		9,102	490,234

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Donaldson Co., Inc.	†	24,994	$797,559
Douglas Dynamics, Inc.		3,681	84,332
EnPro Industries, Inc.		4,328	249,639
ESCO Technologies, Inc.		4,502	175,488
ExOne Co. (The)	*†	1,694	22,259
Federal Signal Corp.		11,860	157,264
FreightCar America, Inc.		2,798	43,593
Global Brass & Copper Holdings, Inc.		3,564	88,922
Gorman-Rupp Co. (The)†		3,896	101,023
Graco, Inc.		10,280	863,109
Graham Corp.		1,617	32,194
Greenbrier Cos., Inc. (The)	†	4,868	134,551
Harsco Corp.		14,896	81,183
Hillenbrand, Inc.		12,030	360,298
Hurco Cos., Inc.		1,248	41,172
Hyster-Yale Materials Handling, Inc.		1,930	128,538
IDEX Corp.		14,560	1,206,733
ITT Corp.		16,799	619,715
John Bean Technologies Corp.		5,361	302,414
Joy Global, Inc.	†	17,464	280,646
Kadant, Inc.		2,207	99,668
Kennametal, Inc.		14,588	328,084
L.B. Foster Co., Class A		1,705	30,963
Lincoln Electric Holdings, Inc.		13,148	770,078
Lindsay Corp.	†	2,257	161,624
Lydall, Inc.	*	2,982	96,975
Manitowoc Co., Inc. (The)		25,826	111,827
Manitowoc Foodservice, Inc.	*	25,826	380,675
Meritor, Inc.	*	17,017	137,157
Middleby Corp. (The)	*	10,725	1,145,108
Milacron Holdings Corp.	*†	2,464	40,631
Miller Industries, Inc.		1,779	36,078
Mueller Industries, Inc.		10,923	321,355
Mueller Water Products, Inc., Class A		29,394	290,413
Navistar International Corp.	*†	8,389	105,030
NN, Inc.	†	4,187	57,278
Nordson Corp.		10,649	809,750
Omega Flex, Inc.		488	16,973
Oshkosh Corp.		13,157	537,727
Proto Labs, Inc.	*†	4,314	332,566
RBC Bearings, Inc.	*	4,314	316,044
Rexnord Corp.	*	18,784	379,812
Snap-on, Inc.		10,823	1,699,103
SPX Corp.		7,635	114,678
SPX FLOW, Inc.	*	8,029	201,367
Standex International Corp.		2,506	194,992
Sun Hydraulics Corp.		4,279	142,020
Tennant Co.		3,191	164,273
Terex Corp.		19,901	495,137
Timken Co. (The)		14,254	477,366
Titan International, Inc.	†	8,071	43,422
Toro Co. (The)		10,179	876,615
TriMas Corp.	*	8,555	149,884
Trinity Industries, Inc.		28,363	519,327
Twin Disc, Inc.		1,926	19,510
Wabash National Corp.	*	12,487	164,828
WABCO Holdings, Inc.	*	10,208	1,091,439
Wabtec Corp.		18,039	1,430,312
Watts Water Technologies, Inc., Class A		5,251	289,488
Woodward, Inc.		11,573	602,027
Xerium Technologies, Inc.	*	1,744	9,104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xylem, Inc.		33,835	$1,383,851

			27,415,897

Marine—0.1%
Eagle Bulk Shipping, Inc.	*	5,824	2,097
Golden Ocean Group Ltd. (Norway)	*†	15,589	10,834
Kirby Corp.	*	10,509	633,588
Matson, Inc.		7,818	314,049
Navios Maritime Holdings, Inc. (Monaco)		12,773	14,434
Safe Bulkers, Inc. (Greece)		6,264	5,033
Scorpio Bulkers, Inc.	*	4,433	14,540
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	963

			995,538

Media—2.2%
AMC Entertainment Holdings, Inc., Class A		3,960	110,840
AMC Networks, Inc., Class A	*	10,948	710,963
Cable One, Inc.		627	274,081
Cablevision Systems Corp., Class A		37,791	1,247,103
Carmike Cinemas, Inc.	*	4,910	147,496
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	24,404
Cinemark Holdings, Inc.		21,204	759,739
Clear Channel Outdoor Holdings, Inc., Class A		8,401	39,485
Crown Media Holdings, Inc., Class A	*	4,399	22,347
Cumulus Media, Inc., Class A	*†	23,598	10,957
Daily Journal Corp.	*†	156	30,528
DreamWorks Animation SKG, Inc., Class A	*†	13,912	347,104
Entercom Communications Corp., Class A	*	3,975	42,056
Entravision Communications Corp., Class A		12,297	91,490
Eros International plc	*†	4,755	54,730
EW Scripps Co. (The), Class A		11,483	179,020
Gannett Co., Inc.		20,240	306,434
Global Eagle Entertainment, Inc.	*†	8,562	72,948
Gray Television, Inc.	*	12,034	141,038
Harte-Hanks, Inc.		7,272	18,398
Hemisphere Media Group, Inc.	*†	1,387	18,211
IMAX Corp. (Canada)	*†	11,113	345,503
Interpublic Group of Cos., Inc. (The)		76,898	1,764,809
John Wiley & Sons, Inc., Class A		8,800	430,232
Journal Media Group, Inc.		5,555	66,438
Liberty Broadband Corp., Class A	*	4,856	282,425
Liberty Broadband Corp., Class C	*	12,084	700,268
Lions Gate Entertainment Corp.	†	18,076	394,961
Live Nation Entertainment, Inc.	*	26,662	594,829
Loral Space & Communications, Inc.	*	2,438	85,647
Madison Square Garden Co. (The), Class A	*	3,857	641,651
MDC Partners, Inc., Class A	†	8,578	202,441
Media General, Inc.	*	17,767	289,780
Meredith Corp.		7,038	334,305
MSG Networks, Inc., Class A	*	11,435	197,711
National CineMedia, Inc.		12,011	182,687
New Media Investment Group, Inc.		8,704	144,835
New York Times Co. (The), Class A		24,566	306,092
Nexstar Broadcasting Group, Inc., Class A	†	5,657	250,435
Radio Unica Communications Corp.	*‡d	1,900	—
Reading International, Inc., Class A	*	2,976	35,652
Regal Entertainment Group, Class A	†	15,242	322,216

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Saga Communications, Inc., Class A	†	404	$16,184
Scholastic Corp.	†	4,805	179,563
Sinclair Broadcast Group, Inc., Class A		12,184	374,658
Sizmek, Inc.	*	5,674	16,455
Starz, Class A	*	15,753	414,776
TEGNA, Inc.		42,409	994,915
Time, Inc.		20,248	312,629
Townsquare Media, Inc., Class A	*	1,462	16,389
Tribune Media Co., Class A		14,727	564,780
Tribune Publishing Co.		4,213	32,524
World Wrestling Entertainment, Inc., Class A	†	6,136	108,362

			15,253,524

Metals & Mining—1.0%
AK Steel Holding Corp.	*†	34,225	141,349
Allegheny Technologies, Inc.	†	20,276	330,499
Carpenter Technology Corp.	†	8,256	282,603
Century Aluminum Co.	*†	9,652	68,047
Cliffs Natural Resources, Inc.	*†	27,203	81,609
Coeur Mining, Inc.	*†	27,518	154,651
Commercial Metals Co.		21,485	364,600
Compass Minerals International, Inc.	†	6,361	450,741
Ferroglobe plc (United Kingdom)	†	11,203	98,698
Handy & Harman Ltd.	*	640	17,504
Haynes International, Inc.		2,542	92,783
Hecla Mining Co.	†	71,193	197,917
Kaiser Aluminum Corp.		3,209	271,289
Materion Corp.		3,982	105,443
Olympic Steel, Inc.		1,772	30,673
Reliance Steel & Aluminum Co.		13,585	939,946
Royal Gold, Inc.		12,238	627,687
Ryerson Holding Corp.	*†	1,802	10,019
Schnitzer Steel Industries, Inc., Class A		4,380	80,767
Steel Dynamics, Inc.		44,221	995,415
Stillwater Mining Co.	*†	21,089	224,598
SunCoke Energy, Inc.		11,225	72,963
Tahoe Resources, Inc.	†	29,754	298,433
TimkenSteel Corp.	†	7,314	66,557
United States Steel Corp.		26,322	422,468
Worthington Industries, Inc.		8,660	308,642

			6,735,901

Multiline Retail—0.2%
Big Lots, Inc.		9,113	412,728
Dillard’s, Inc., Class A	†	3,768	319,941
Fred’s, Inc., Class A	†	7,550	112,570
J.C. Penney Co., Inc.	*†	55,964	618,962
Ollie’s Bargain Outlet Holdings, Inc.	*†	1,720	40,300
Sears Holdings Corp.	*†	2,629	40,250
Tuesday Morning Corp.	*	7,151	58,495

			1,603,246

Multi-Utilities—1.4%
Alliant Energy Corp.		21,055	1,563,965
Avista Corp.		11,779	480,348
Black Hills Corp.	†	9,660	580,856
CMS Energy Corp.		51,483	2,184,938
MDU Resources Group, Inc.		36,619	712,606
NorthWestern Corp.		8,872	547,846
SCANA Corp.		26,606	1,866,411
TECO Energy, Inc.		43,875	1,207,879
Unitil Corp.		2,617	111,196

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vectren Corp.		15,138	$765,377

			10,021,422

Oil, Gas & Consumable Fuels—2.0%
Abraxas Petroleum Corp.	*†	16,099	16,260
Adams Resources & Energy, Inc.		479	19,150
Alon USA Energy, Inc.	†	5,059	52,209
Approach Resources, Inc.	*†	6,656	7,721
Ardmore Shipping Corp. (Ireland)		2,905	24,547
Bill Barrett Corp.	*†	9,354	58,182
Bonanza Creek Energy, Inc.	*†	7,758	12,335
California Resources Corp.		52,807	54,391
Callon Petroleum Co.	*	16,300	144,255
Carrizo Oil & Gas, Inc.	*†	10,470	323,732
Clayton Williams Energy, Inc.	*†	1,014	9,045
Clean Energy Fuels Corp.	*†	11,637	34,096
Cloud Peak Energy, Inc.	*†	11,802	23,014
Cobalt International Energy, Inc.	*	66,995	198,975
CONSOL Energy, Inc.	†	42,360	478,244
Contango Oil & Gas Co.	*	3,036	35,795
CVR Energy, Inc.	†	2,695	70,340
Delek US Holdings, Inc.		10,301	156,987
Denbury Resources, Inc.	†	65,412	145,215
DHT Holdings, Inc. (Bermuda)		17,822	102,655
Diamondback Energy, Inc.	*	13,358	1,030,971
Dorian LPG Ltd.	*	4,126	38,784
Earthstone Energy, Inc.	*†	341	4,130
Eclipse Resources Corp.	*†	4,964	7,148
Energen Corp.		17,258	631,470
Energy Fuels, Inc. (Canada)	*†	11,451	25,307
Energy XXI Ltd.	†	16,321	10,166
EP Energy Corp., Class A	*†	6,635	29,990
Erin Energy Corp.	*†	3,633	6,830
Evolution Petroleum Corp.		6,187	30,069
EXCO Resources, Inc.	*†	31,828	31,481
Frontline Ltd. (Bermuda)	†	8,211	68,726
GasLog Ltd. (Monaco)	†	7,396	72,037
Gastar Exploration, Inc.	*†	14,863	16,349
Gener8 Maritime, Inc.	*	2,830	19,980
Golar LNG Ltd. (Bermuda)	†	16,500	296,505
Green Plains, Inc.		7,235	115,471
Gulfport Energy Corp.	*	22,831	647,031
Halcon Resources Corp.	*†	11,002	10,574
Hallador Energy Co.	†	3,197	14,610
Isramco, Inc.	*†	156	12,745
Jones Energy, Inc., Class A	*†	3,552	11,828
Kosmos Energy Ltd.	*†	27,232	158,490
Laredo Petroleum, Inc.	*†	21,880	173,508
Matador Resources Co.	*†	13,199	250,253
Memorial Resource Development Corp.	*	15,943	162,300
Navios Maritime Acquisition Corp. (Monaco)		13,236	21,045
Newfield Exploration Co.	*	35,947	1,195,238
Nordic American Tankers Ltd. (Norway)	†	15,557	219,198
Northern Oil and Gas, Inc.	*†	12,515	49,935
Oasis Petroleum, Inc.	*†	32,645	237,656
Pacific Ethanol, Inc.	*	4,373	20,466
Panhandle Oil and Gas, Inc., Class A		3,416	59,131
Par Pacific Holdings, Inc.	*†	2,565	48,119
Parsley Energy, Inc., Class A	*	19,080	431,208
PBF Energy, Inc., Class A		18,217	604,804
PDC Energy, Inc.	*	8,424	500,807
Peabody Energy Corp.	†	3,261	7,566

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
QEP Resources, Inc.		39,085	$551,489
Renewable Energy Group, Inc.	*	6,699	63,239
REX American Resources Corp.	*†	1,034	57,356
Rex Energy Corp.	*†	9,028	6,936
Rice Energy, Inc.	*	12,619	176,161
Ring Energy, Inc.	*	2,998	15,140
RSP Permian, Inc.	*	11,854	344,240
Sanchez Energy Corp.	*	9,850	54,077
Scorpio Tankers, Inc. (Monaco)		33,159	193,317
SemGroup Corp., Class A		8,549	191,498
Ship Finance International Ltd. (Norway)	†	10,743	149,220
SM Energy Co.	†	12,442	233,163
Stone Energy Corp.	*†	10,803	8,534
Synergy Resources Corp.	*†	19,444	151,080
Targa Resources Corp.		28,455	849,666
Teekay Corp. (Bermuda)		8,545	74,000
Teekay Tankers Ltd., Class A (Bermuda)		18,100	66,427
TransAtlantic Petroleum Ltd.	*	3,643	2,732
Triangle Petroleum Corp.	*†	9,008	4,885
Ultra Petroleum Corp.	*†	28,003	13,946
Uranium Energy Corp. (Canada)	*†	24,102	18,028
W&T Offshore, Inc.	*†	5,802	12,706
Western Refining, Inc.	†	12,977	377,501
Westmoreland Coal Co.	*†	3,181	22,935
Whiting Petroleum Corp.	*†	37,167	296,593
World Fuel Services Corp.		13,608	661,077
WPX Energy, Inc.	*	43,295	302,632

			14,137,652

Paper & Forest Products—0.3%
Boise Cascade Co.	*	7,479	154,965
Clearwater Paper Corp.	*	2,994	145,239
Deltic Timber Corp.	†	1,869	112,420
Domtar Corp.		11,673	472,756
KapStone Paper and Packaging Corp.		15,462	214,149
Louisiana-Pacific Corp.	*	27,006	462,343
Neenah Paper, Inc.		3,125	198,938
P.H. Glatfelter Co.		8,163	169,219
Schweitzer-Mauduit International, Inc.		5,613	176,697

			2,106,726

Personal Products—0.5%
Avon Products, Inc.		78,700	378,547
Coty, Inc., Class A	†	13,875	386,141
Edgewell Personal Care Co.		11,320	911,600
Elizabeth Arden, Inc.	*†	4,409	36,110
Herbalife Ltd.	*†	13,399	824,842
Inter Parfums, Inc.		2,745	84,821
Medifast, Inc.		1,758	53,074
Natural Health Trends Corp.	†	1,262	41,835
Nature’s Sunshine Products, Inc.		1,727	16,579
Nu Skin Enterprises, Inc., Class A	†	10,513	402,122
Nutraceutical International Corp.	*	1,355	32,994
Revlon, Inc., Class A	*	1,782	64,883
Synutra International, Inc.	*†	2,931	14,567
USANA Health Sciences, Inc.	*†	1,123	136,355

			3,384,470

Pharmaceuticals—0.8%
Aclaris Therapeutics, Inc.	*†	1,044	19,784
Aerie Pharmaceuticals, Inc.	*†	3,415	41,526
Agile Therapeutics, Inc.	*†	2,727	16,935
Akorn, Inc.	*†	14,372	338,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alimera Sciences, Inc.	*†	2,748	$4,809
Amphastar Pharmaceuticals, Inc.	*	5,239	62,868
ANI Pharmaceuticals, Inc.	*†	1,641	55,236
Aralez Pharmaceuticals, Inc. (Canada)	*	5,088	18,062
Aratana Therapeutics, Inc.	*†	6,947	38,347
Assembly Biosciences, Inc.	*	2,298	11,536
BioDelivery Sciences International, Inc.	*†	6,937	22,406
Carbylan Therapeutics, Inc.	*	3,215	2,068
Catalent, Inc.	*	15,368	409,865
Cempra, Inc.	*†	7,008	122,780
Collegium Pharmaceutical, Inc.	*	1,749	31,744
Corcept Therapeutics, Inc.	*†	9,895	46,309
Corium International, Inc.	*†	2,276	8,785
Depomed, Inc.	*†	11,247	156,671
Dermira, Inc.	*	3,233	66,858
Durect Corp.	*†	18,002	24,303
Endocyte, Inc.	*†	5,585	17,313
Flex Pharma, Inc.	*†	940	10,312
Foamix Pharmaceuticals Ltd. (Israel)	*	3,622	23,615
Heska Corp.	*	1,493	42,550
Impax Laboratories, Inc.	*	13,083	418,918
Innoviva, Inc.	†	15,893	200,093
Intersect ENT, Inc.	*	3,366	63,954
Intra-Cellular Therapies, Inc.	*	4,852	134,886
Lannett Co., Inc.	*†	4,522	81,079
Medicines Co. (The)	*†	12,120	385,052
MyoKardia, Inc.	*†	1,135	12,156
Nektar Therapeutics	*	24,242	333,327
Neos Therapeutics, Inc.	*†	925	9,981
Ocular Therapeutix, Inc.	*†	3,610	34,873
Omeros Corp.	*†	7,562	116,001
Orexigen Therapeutics, Inc.	*†	20,793	11,700
Pacira Pharmaceuticals, Inc.	*†	6,567	347,920
Paratek Pharmaceuticals, Inc.	*†	1,952	29,612
Pernix Therapeutics Holdings, Inc.	*†	5,712	5,998
Phibro Animal Health Corp., Class A		3,507	94,829
Prestige Brands Holdings, Inc.	*	9,397	501,706
Relypsa, Inc.	*†	5,646	76,503
Revance Therapeutics, Inc.	*†	3,900	68,094
Sagent Pharmaceuticals, Inc.	*	4,122	50,165
SciClone Pharmaceuticals, Inc.	*	10,639	117,029
Sucampo Pharmaceuticals, Inc., Class A	*	4,057	44,343
Supernus Pharmaceuticals, Inc.	*	7,075	107,894
Teligent, Inc.	*†	8,544	41,866
Tetraphase Pharmaceuticals, Inc.	*	6,987	32,350
TherapeuticsMD, Inc.	*†	28,090	179,776
Theravance Biopharma, Inc. (Cayman Islands)	*†	5,822	109,454
VIVUS, Inc.	*†	18,805	26,327
XenoPort, Inc.	*†	12,296	55,455
Zogenix, Inc.	*†	5,128	47,383
Zynerba Pharmaceuticals, Inc.	*†	578	5,462

			5,337,041

Professional Services—1.0%
Acacia Research Corp.		8,726	33,072
Advisory Board Co. (The)	*	7,812	251,937
Barrett Business Services, Inc.		1,514	43,528
CBIZ, Inc.	*	9,861	99,498
CDI Corp.		2,129	13,370
CEB, Inc.		6,047	391,422
CRA International, Inc.	*	1,427	28,026

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dun & Bradstreet Corp. (The)		6,597	$680,019
Exponent, Inc.		4,824	246,072
Franklin Covey Co.	*	2,778	48,865
FTI Consulting, Inc.	*	7,980	283,370
GP Strategies Corp.	*	2,402	65,815
Heidrick & Struggles International, Inc.		3,000	71,100
Hill International, Inc.	*	4,200	14,154
Huron Consulting Group, Inc.	*†	4,091	238,055
ICF International, Inc.	*†	3,902	134,112
Insperity, Inc.		2,717	140,550
Kelly Services, Inc., Class A		5,823	111,336
Kforce, Inc.		4,412	86,387
Korn/Ferry International		9,112	257,778
ManpowerGroup, Inc.		13,758	1,120,176
Mistras Group, Inc.	*	3,345	82,856
Navigant Consulting, Inc.	*	9,460	149,563
On Assignment, Inc.	*	9,272	342,322
Pendrell Corp.	*†	26,471	14,030
Resources Connection, Inc.		6,845	106,508
Robert Half International, Inc.		25,245	1,175,912
RPX Corp.	*	9,075	102,185
TransUnion	*	6,418	177,201
TriNet Group, Inc.	*	6,844	98,211
TrueBlue, Inc.	*	7,816	204,388
Volt Information Sciences, Inc.	*	2,500	18,825
WageWorks, Inc.	*	6,466	327,244

			7,157,887

Real Estate Investment Trusts (REITs)—10.5%
Acadia Realty Trust REIT		12,650	444,394
AG Mortgage Investment Trust, Inc. REIT		4,573	59,769
Agree Realty Corp. REIT		4,070	156,573
Alexander’s, Inc. REIT		383	145,751
Alexandria Real Estate Equities, Inc. REIT		13,460	1,223,379
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	123,312
American Assets Trust, Inc. REIT		7,136	284,869
American Campus Communities, Inc. REIT		23,893	1,125,121
American Capital Mortgage Investment Corp. REIT		9,452	138,755
American Homes 4 Rent, Class A REIT		36,441	579,408
Anworth Mortgage Asset Corp. REIT		21,448	99,948
Apartment Investment & Management Co., Class A REIT		29,187	1,220,600
Apollo Commercial Real Estate Finance, Inc. REIT	†	10,930	178,159
Apollo Residential Mortgage, Inc. REIT		5,862	78,668
Apple Hospitality REIT, Inc. REIT	†	32,123	636,357
Ares Commercial Real Estate Corp. REIT		4,696	51,421
Armada Hoffler Properties, Inc. REIT		6,489	73,001
ARMOUR Residential REIT, Inc. REIT		6,115	131,656
Ashford Hospitality Prime, Inc. REIT		5,000	58,350
Ashford Hospitality Trust, Inc. REIT		16,019	102,201
Bluerock Residential Growth REIT, Inc. REIT	†	3,018	32,836
Brandywine Realty Trust REIT		33,017	463,229
Brixmor Property Group, Inc. REIT		31,638	810,566

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Camden Property Trust REIT		16,205	$1,362,678
Capstead Mortgage Corp. REIT		17,141	169,524
CareTrust REIT, Inc. REIT		9,585	121,729
CatchMark Timber Trust, Inc., Class A REIT		6,582	71,283
CBL & Associates Properties, Inc. REIT		30,737	365,770
Cedar Realty Trust, Inc. REIT		17,211	124,436
Chatham Lodging Trust REIT		7,320	156,868
Chesapeake Lodging Trust REIT		11,110	293,971
Chimera Investment Corp. REIT		33,929	461,095
Colony Capital, Inc., Class A REIT		20,195	338,670
Colony Starwood Homes REIT	†	7,249	179,413
Columbia Property Trust, Inc. REIT		23,590	518,744
Communications Sales & Leasing, Inc. REIT		22,206	494,083
CorEnergy Infrastructure Trust, Inc. REIT	†	2,351	47,279
CoreSite Realty Corp. REIT		4,657	326,037
Corporate Office Properties Trust REIT		17,432	457,416
Corrections Corp. of America REIT		21,986	704,651
Cousins Properties, Inc. REIT		38,843	403,190
CubeSmart REIT		32,277	1,074,824
CyrusOne, Inc. REIT		13,396	611,527
CYS Investments, Inc. REIT		29,480	239,967
DCT Industrial Trust, Inc. REIT		16,711	659,583
DDR Corp. REIT		56,633	1,007,501
DiamondRock Hospitality Co. REIT		36,967	374,106
Douglas Emmett, Inc. REIT		26,667	802,943
Duke Realty Corp. REIT		64,361	1,450,697
DuPont Fabros Technology, Inc. REIT		11,962	484,820
Dynex Capital, Inc. REIT	†	9,171	60,987
Easterly Government Properties, Inc. REIT		2,430	45,004
EastGroup Properties, Inc. REIT		6,164	372,121
Education Realty Trust, Inc. REIT		11,949	497,078
Empire State Realty Trust, Inc., Class A REIT		20,556	360,347
EPR Properties REIT		10,430	694,847
Equity Commonwealth REIT	*	23,760	670,507
Equity LifeStyle Properties, Inc. REIT		15,738	1,144,625
Equity One, Inc. REIT		15,137	433,826
Extra Space Storage, Inc. REIT		22,848	2,135,374
Federal Realty Investment Trust REIT		12,778	1,994,007
FelCor Lodging Trust, Inc. REIT		26,369	214,116
First Industrial Realty Trust, Inc. REIT		20,314	461,940
First Potomac Realty Trust REIT		11,442	103,665
Forest City Realty Trust, Inc., Class A REIT		39,914	841,786
Franklin Street Properties Corp. REIT		16,006	169,824
Gaming and Leisure Properties, Inc. REIT		16,202	500,966
GEO Group, Inc. (The) REIT		13,535	469,258
Getty Realty Corp. REIT		5,026	99,666
Gladstone Commercial Corp. REIT		4,841	79,296
Government Properties Income Trust REIT	†	13,119	234,174
Gramercy Property Trust REIT		78,977	667,356
Great Ajax Corp. REIT		740	8,281

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		7,258	$139,499
Hatteras Financial Corp. REIT		17,686	252,910
Healthcare Realty Trust, Inc. REIT		18,387	567,974
Healthcare Trust of America, Inc., Class A REIT		22,841	671,982
Hersha Hospitality Trust REIT		9,158	195,432
Highwoods Properties, Inc. REIT		17,208	822,714
Hospitality Properties Trust REIT		27,439	728,780
Hudson Pacific Properties, Inc. REIT		13,722	396,840
Independence Realty Trust, Inc. REIT		7,729	55,030
InfraREIT, Inc. REIT		4,070	69,393
Invesco Mortgage Capital, Inc. REIT		22,557	274,744
Investors Real Estate Trust REIT		24,186	175,590
Iron Mountain, Inc. REIT		39,331	1,333,714
iStar, Inc. REIT	*	15,992	154,483
Kilroy Realty Corp. REIT		16,479	1,019,556
Kite Realty Group Trust REIT		15,383	426,263
Ladder Capital Corp. REIT	†	7,496	93,325
Lamar Advertising Co., Class A REIT		14,731	905,956
LaSalle Hotel Properties REIT		20,615	521,766
Lexington Realty Trust REIT		36,506	313,952
Liberty Property Trust REIT		27,188	909,710
LTC Properties, Inc. REIT		6,423	290,577
Mack-Cali Realty Corp. REIT		16,041	376,964
Medical Properties Trust, Inc. REIT	†	42,816	555,752
MFA Financial, Inc. REIT		67,909	465,177
Mid-America Apartment Communities, Inc. REIT		14,059	1,436,970
Monmouth Real Estate Investment Corp. REIT		12,585	149,636
Monogram Residential Trust, Inc. REIT	†	30,960	305,266
National Health Investors, Inc. REIT		6,772	450,473
National Retail Properties, Inc. REIT		26,064	1,204,157
National Storage Affiliates Trust REIT		3,668	77,762
New Residential Investment Corp. REIT		43,545	506,428
New Senior Investment Group, Inc. REIT		16,995	175,049
New York Mortgage Trust, Inc. REIT	†	20,960	99,350
New York REIT, Inc. REIT		31,052	313,625
NexPoint Residential Trust, Inc. REIT		3,035	39,728
NorthStar Realty Europe Corp. REIT		10,426	120,942
NorthStar Realty Finance Corp. REIT		33,244	436,161
Omega Healthcare Investors, Inc. REIT	†	34,127	1,204,683
One Liberty Properties, Inc. REIT		1,927	43,184
Orchid Island Capital, Inc. REIT	†	2,938	30,467
Outfront Media, Inc. REIT		25,070	528,977
Paramount Group, Inc. REIT		32,565	519,412
Parkway Properties, Inc. REIT		15,719	246,160
Pebblebrook Hotel Trust REIT		13,220	384,305
Pennsylvania Real Estate Investment Trust REIT		12,554	274,305
PennyMac Mortgage Investment Trust REIT		13,445	183,390
Physicians Realty Trust REIT		19,736	366,695
Piedmont Office Realty Trust, Inc., Class A REIT		27,506	558,647
Post Properties, Inc. REIT		9,958	594,891
Potlatch Corp. REIT		7,237	227,966

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Preferred Apartment Communities, Inc., Class A REIT		5,032	$63,806
PS Business Parks, Inc. REIT		3,550	356,811
QTS Realty Trust, Inc., Class A REIT		5,204	246,566
RAIT Financial Trust REIT		13,669	42,921
Ramco-Gershenson Properties Trust REIT		14,501	261,453
Rayonier, Inc. REIT		23,952	591,135
Redwood Trust, Inc. REIT	†	14,817	193,806
Regency Centers Corp. REIT		17,595	1,316,986
Resource Capital Corp. REIT	†	6,250	70,313
Retail Opportunity Investments Corp. REIT		18,235	366,888
Retail Properties of America, Inc., Class A REIT		43,446	688,619
Rexford Industrial Realty, Inc. REIT		10,396	188,791
RLJ Lodging Trust REIT		24,116	551,774
Rouse Properties, Inc. REIT		6,437	118,312
Ryman Hospitality Properties, Inc. REIT	†	7,994	411,531
Sabra Health Care REIT, Inc. REIT		12,111	243,310
Saul Centers, Inc. REIT		1,580	83,772
Select Income REIT REIT		12,079	278,421
Senior Housing Properties Trust REIT		42,826	766,157
Silver Bay Realty Trust Corp. REIT		6,492	96,406
Sovran Self Storage, Inc. REIT		7,226	852,307
Spirit Realty Capital, Inc. REIT		80,306	903,443
STAG Industrial, Inc. REIT		11,930	242,895
Starwood Property Trust, Inc. REIT		43,513	823,701
STORE Capital Corp. REIT		7,865	203,546
Summit Hotel Properties, Inc. REIT		16,301	195,123
Sun Communities, Inc. REIT		9,518	681,584
Sunstone Hotel Investors, Inc. REIT		38,328	536,592
Tanger Factory Outlet Centers, Inc. REIT		18,038	656,403
Taubman Centers, Inc. REIT		11,297	804,685
Terreno Realty Corp. REIT		8,232	193,040
Two Harbors Investment Corp. REIT		69,115	548,773
UMH Properties, Inc. REIT		5,533	54,887
United Development Funding IV REIT	†‡	4,907	12,562
Universal Health Realty Income Trust REIT		2,317	130,331
Urban Edge Properties REIT		16,370	423,001
Urstadt Biddle Properties, Inc., Class A REIT		4,932	103,325
Washington Real Estate Investment Trust REIT		12,190	356,070
Weingarten Realty Investors REIT		22,660	850,203
Western Asset Mortgage Capital Corp. REIT	†	6,991	70,260
Whitestone REIT REIT		5,035	63,290
WP Carey, Inc. REIT		19,480	1,212,435
WP GLIMCHER, Inc. REIT		34,213	324,681
Xenia Hotels & Resorts, Inc. REIT		20,691	323,193

			73,480,999

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.		9,361	343,361
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	278	3,280
Altisource Portfolio Solutions SA (Luxembourg)	*†	2,211	53,396
AV Homes, Inc.	*†	1,495	16,983

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Consolidated-Tomoka Land Co.	†	951	$43,879
Forestar Group, Inc.	*†	6,325	82,478
FRP Holdings, Inc.	*	1,038	36,953
Howard Hughes Corp. (The)	*	7,259	768,655
Jones Lang LaSalle, Inc.		8,390	984,315
Kennedy-Wilson Holdings, Inc.		17,044	373,264
Marcus & Millichap, Inc.	*	2,227	56,544
RE/MAX Holdings, Inc., Class A		1,946	66,748
Realogy Holdings Corp.	*	26,665	962,873
RMR Group, Inc. (The), Class A	*	1,230	30,762
St. Joe Co. (The)	*	9,353	160,404
Tejon Ranch Co.	*	2,591	53,297

			4,037,192

Road & Rail—0.8%
AMERCO		1,380	493,088
ArcBest Corp.		4,426	95,557
Avis Budget Group, Inc.	*	18,332	501,564
Celadon Group, Inc.		4,371	45,808
Covenant Transportation Group, Inc., Class A	*†	1,878	45,429
Genesee & Wyoming, Inc., Class A	*	10,670	669,009
Heartland Express, Inc.	†	9,553	177,208
Knight Transportation, Inc.		11,619	303,837
Landstar System, Inc.		8,379	541,367
Marten Transport Ltd.		4,968	93,001
Old Dominion Freight Line, Inc.	*	12,766	888,769
PAM Transportation Services, Inc.	*	530	16,324
Roadrunner Transportation Systems, Inc.	*	4,782	59,584
Ryder System, Inc.		10,034	650,003
Saia, Inc.	*	5,013	141,116
Swift Transportation Co.	*†	16,852	313,953
Universal Truckload Services, Inc.		1,615	26,599
USA Truck, Inc.	*	2,467	46,478
Werner Enterprises, Inc.		8,408	228,361
YRC Worldwide, Inc.	*	6,442	60,039

			5,397,094

Semiconductors & Semiconductor Equipment—2.2%
Advanced Energy Industries, Inc.	*	7,214	250,975
Advanced Micro Devices, Inc.	*†	122,496	349,114
Alpha & Omega Semiconductor Ltd.	*	2,749	32,576
Ambarella, Inc.	*†	5,812	259,796
Amkor Technology, Inc.	*	17,448	102,769
Applied Micro Circuits Corp.	*†	14,794	95,569
Atmel Corp.		76,010	617,201
Axcelis Technologies, Inc.	*	20,883	58,472
Brooks Automation, Inc.		11,493	119,527
Cabot Microelectronics Corp.		4,276	174,931
Cascade Microtech, Inc.	*	2,057	42,415
Cavium, Inc.	*	10,132	619,673
CEVA, Inc.	*	3,801	85,522
Cirrus Logic, Inc.	*	11,739	427,417
Cohu, Inc.		4,103	48,744
Cree, Inc.	*†	18,855	548,680
Cypress Semiconductor Corp.	*†	58,626	507,701
Diodes, Inc.	*	7,042	141,544
DSP Group, Inc.	*	4,251	38,769
Entegris, Inc.	*	25,104	341,916
Exar Corp.	*	7,230	41,573
Fairchild Semiconductor International, Inc.	*	22,015	440,300
First Solar, Inc.	*	13,769	942,763
FormFactor, Inc.	*	11,437	83,147
Inphi Corp.	*	7,146	238,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Integrated Device Technology, Inc.	*	25,327	$517,684
Intersil Corp., Class A		23,840	318,741
IXYS Corp.		5,582	62,630
Kopin Corp.	*	10,484	17,403
Lattice Semiconductor Corp.	*†	22,371	127,067
M/A-COM Technology Solutions Holdings, Inc.	*	4,029	176,430
Marvell Technology Group Ltd. (Bermuda)		82,934	855,050
Mattson Technology, Inc.	*	11,987	43,753
MaxLinear, Inc., Class A	*†	10,155	187,868
Microsemi Corp.	*	20,413	782,022
MKS Instruments, Inc.		9,864	371,380
Monolithic Power Systems, Inc.		7,140	454,390
Nanometrics, Inc.	*	3,660	57,974
NeoPhotonics Corp.	*	4,471	62,773
NVE Corp.		771	43,585
ON Semiconductor Corp.	*	78,472	752,546
PDF Solutions, Inc.	*	4,882	65,321
Photronics, Inc.	*	13,119	136,569
Power Integrations, Inc.		5,369	266,625
Rambus, Inc.	*	21,444	294,855
Rudolph Technologies, Inc.	*	5,424	74,092
Semtech Corp.	*	12,833	282,198
Sigma Designs, Inc.	*	5,668	38,542
Silicon Laboratories, Inc.	*	7,659	344,349
SunEdison, Inc.	*†	49,108	26,528
SunPower Corp.	*†	10,165	227,086
Synaptics, Inc.	*	6,946	553,874
Teradyne, Inc.		39,228	846,933
Tessera Technologies, Inc.		9,505	294,655
Ultra Clean Holdings, Inc.	*	4,140	22,190
Ultratech, Inc.	*	4,638	101,294
Veeco Instruments, Inc.	*	7,694	149,879
Xcerra Corp.	*	8,847	57,682

			15,223,310

Software—3.6%
A10 Networks, Inc.	*	4,561	27,001
ACI Worldwide, Inc.	*	22,178	461,081
American Software, Inc., Class A		3,570	32,130
ANSYS, Inc.	*	16,732	1,496,845
Aspen Technology, Inc.	*	16,107	581,946
Atlassian Corp. plc, Class A (United Kingdom)	*	4,200	105,630
AVG Technologies NV (Netherlands)	*	8,123	168,552
Barracuda Networks, Inc.	*†	1,892	29,137
Blackbaud, Inc.		8,568	538,842
Bottomline Technologies de, Inc.	*	7,299	222,547
BroadSoft, Inc.	*	5,523	222,853
Cadence Design Systems, Inc.	*	54,655	1,288,765
Callidus Software, Inc.	*	10,487	174,923
Code Rebel Corp.	*†	283	1,324
CommVault Systems, Inc.	*	8,177	353,001
Digimarc Corp.	*†	1,665	50,449
Digital Turbine, Inc.	*†	12,757	15,181
Ebix, Inc.		4,796	195,629
Ellie Mae, Inc.	*†	5,443	493,354
EnerNOC, Inc.	*†	4,402	32,927
Epiq Systems, Inc.		6,860	103,037
Fair Isaac Corp.		5,677	602,273
FireEye, Inc.	*†	25,171	452,826
Fleetmatics Group plc (Ireland)	*	7,035	286,395
Fortinet, Inc.	*	26,110	799,749
Gigamon, Inc.	*	5,176	160,560

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Globant SA (Luxembourg)	*†	2,557	$78,909
Glu Mobile, Inc.	*†	20,771	58,574
Guidance Software, Inc.	*	2,669	11,477
Guidewire Software, Inc.	*	12,833	699,142
HubSpot, Inc.	*†	3,515	153,324
Imperva, Inc.	*†	4,898	247,349
Infoblox, Inc.	*†	10,585	181,004
Interactive Intelligence Group, Inc.	*	3,089	112,501
Jive Software, Inc.	*	6,532	24,691
Manhattan Associates, Inc.	*	13,473	766,210
Mentor Graphics Corp.		18,471	375,515
MicroStrategy, Inc., Class A	*	1,717	308,579
MobileIron, Inc.	*	10,705	48,387
Model N, Inc.	*	3,185	34,302
Monotype Imaging Holdings, Inc.		7,430	177,726
NetSuite, Inc.	*†	7,279	498,539
Nuance Communications, Inc.	*	46,048	860,637
Park City Group, Inc.	*†	1,600	14,464
Paycom Software, Inc.	*†	6,195	220,542
Paylocity Holding Corp.	*†	2,614	85,582
Pegasystems, Inc.		6,692	169,843
Progress Software Corp.	*	9,428	227,403
Proofpoint, Inc.	*†	7,044	378,826
PROS Holdings, Inc.	*	3,855	45,450
PTC, Inc.	*	21,038	697,620
QAD, Inc., Class A		1,449	30,791
Qlik Technologies, Inc.	*	16,686	482,559
Qualys, Inc.	*	4,326	109,491
Rapid7, Inc.	*†	1,342	17,540
RealPage, Inc.	*	10,292	214,485
RingCentral, Inc., Class A	*	9,954	156,776
Rovi Corp.	*	14,618	299,815
Rubicon Project, Inc. (The)	*	4,246	77,617
Sapiens International Corp. NV (Israel)		3,979	47,668
SeaChange International, Inc.	*	5,522	30,481
Silver Spring Networks, Inc.	*	5,754	84,872
Splunk, Inc.	*†	23,459	1,147,849
SS&C Technologies Holdings, Inc.		15,212	964,745
Synchronoss Technologies, Inc.	*	7,055	228,159
Synopsys, Inc.	*	28,939	1,401,805
Tableau Software, Inc., Class A	*	9,059	415,536
Take-Two Interactive Software, Inc.	*	15,945	600,648
Tangoe, Inc.	*	6,522	51,459
TeleNav, Inc.	*	4,267	25,175
Textura Corp.	*†	3,802	70,831
TiVo, Inc.	*	17,362	165,113
TubeMogul, Inc.	*†	2,012	26,035
Tyler Technologies, Inc.	*	6,302	810,500
Ultimate Software Group, Inc. (The)	*	5,347	1,034,645
Varonis Systems, Inc.	*†	985	17,976
VASCO Data Security International, Inc.	*†	5,034	77,524
Verint Systems, Inc.	*	11,640	388,543
VirnetX Holding Corp.	*†	7,740	35,527
Workiva, Inc.	*†	1,260	14,679
Xura, Inc.	*	3,789	74,530
Zendesk, Inc.	*	10,074	210,849
Zix Corp.	*	9,536	37,476
Zynga, Inc., Class A	*	141,993	323,744

			25,048,996

Specialty Retail—3.0%
Aaron’s, Inc.		11,702	293,720
Abercrombie & Fitch Co., Class A	†	12,701	400,590

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Eagle Outfitters, Inc.	†	35,649	$594,269
America’s Car-Mart, Inc.	*†	1,569	39,225
Asbury Automotive Group, Inc.	*	4,897	293,036
Ascena Retail Group, Inc.	*†	31,692	350,514
AutoNation, Inc.	*	12,368	577,338
Barnes & Noble Education, Inc.	*	5,562	54,508
Barnes & Noble, Inc.		8,802	108,793
bebe stores, Inc.	*	8,935	4,912
Big 5 Sporting Goods Corp.		4,027	44,740
Boot Barn Holdings, Inc.	*†	2,769	26,029
Buckle, Inc. (The)	†	5,575	188,825
Build-A-Bear Workshop, Inc.	*	1,985	25,785
Burlington Stores, Inc.	*	14,146	795,571
Cabela’s, Inc.	*	8,547	416,153
Caleres, Inc.		8,148	230,507
Cato Corp. (The), Class A		4,713	181,686
Chico’s FAS, Inc.		25,717	341,265
Children’s Place, Inc. (The)		3,720	310,508
Christopher & Banks Corp.	*	5,820	13,910
Citi Trends, Inc.		3,282	58,518
Conn’s, Inc.	*†	4,892	60,954
Container Store Group, Inc.(The)	*†	2,409	14,141
CST Brands, Inc.		14,498	555,128
Destination XL Group, Inc.	*	8,855	45,780
Dick’s Sporting Goods, Inc.		16,855	787,971
DSW, Inc., Class A	†	13,331	368,469
Express, Inc.	*	15,662	335,323
Finish Line, Inc. (The), Class A		8,628	182,051
Five Below, Inc.	*	10,076	416,542
Foot Locker, Inc.		26,035	1,679,257
Francesca’s Holdings Corp.	*	8,153	156,211
GameStop Corp., Class A	†	19,638	623,114
Genesco, Inc.	*	3,886	280,764
GNC Holdings, Inc., Class A		13,990	444,183
Group 1 Automotive, Inc.		4,316	253,306
Guess?, Inc.		11,521	216,249
Haverty Furniture Cos., Inc.		3,359	71,076
Hibbett Sports, Inc.	*†	3,828	137,425
Kirkland’s, Inc.		2,629	46,034
Lithia Motors, Inc., Class A		4,166	363,817
Lumber Liquidators Holdings, Inc.	*†	4,866	63,842
MarineMax, Inc.	*	5,242	102,062
Mattress Firm Holding Corp.	*†	3,562	150,993
Michaels Cos., Inc. (The)	*	11,625	325,151
Monro Muffler Brake, Inc.		5,851	418,171
Murphy USA, Inc.	*	7,487	460,076
Office Depot, Inc.	*	103,190	732,649
Outerwall, Inc.	†	3,496	129,317
Party City Holdco, Inc.	*	4,028	60,581
Penske Automotive Group, Inc.		7,865	298,084
Pier 1 Imports, Inc.		16,713	117,158
Rent-A-Center, Inc.		9,393	148,879
Restoration Hardware Holdings, Inc.	*†	6,094	255,339
Sally Beauty Holdings, Inc.	*	27,406	887,406
Select Comfort Corp.	*	9,527	184,729
Shoe Carnival, Inc.		3,109	83,819
Sonic Automotive, Inc., Class A		6,032	111,471
Sportsman’s Warehouse Holdings, Inc.	*	2,446	30,820
Stage Stores, Inc.		6,014	48,473
Stein Mart, Inc.		5,811	42,595
Tailored Brands, Inc.	†	8,212	146,995
Tile Shop Holdings, Inc.	*	4,808	71,687
Tilly’s, Inc., Class A	*	1,567	10,483

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,795	$2,285,163
Urban Outfitters, Inc.	*	15,687	519,083
Vitamin Shoppe, Inc.	*	5,572	172,509
West Marine, Inc.	*	3,373	30,661
Williams-Sonoma, Inc.		17,147	938,627
Winmark Corp.		356	34,881
Zumiez, Inc.	*†	3,482	69,361

			21,319,262

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	21,744	336,380
Avid Technology, Inc.	*	5,174	34,976
CPI Card Group, Inc.	†	3,132	25,808
Cray, Inc.	*	7,495	314,115
Diebold, Inc.		12,353	357,125
Eastman Kodak Co.	*†	2,841	30,825
Electronics For Imaging, Inc.	*	8,625	365,614
Imation Corp.	*†	9,204	14,266
Immersion Corp.	*	5,977	49,370
Lexmark International, Inc., Class A		11,304	377,893
NCR Corp.	*	24,051	719,846
Nimble Storage, Inc.	*†	8,525	66,836
Pure Storage, Inc., Class A	*†	4,699	64,329
Quantum Corp.	*†	33,664	20,535
Silicon Graphics International Corp.	*	6,293	44,806
Stratasys Ltd.	*†	9,479	245,696
Super Micro Computer, Inc.	*	7,119	242,616
Violin Memory, Inc.	*†	13,217	6,902

			3,317,938

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.		9,573	1,008,803
Cherokee, Inc.	*†	2,244	39,921
Columbia Sportswear Co.		5,076	305,017
Crocs, Inc.	*	14,684	141,260
Culp, Inc.		1,780	46,672
Deckers Outdoor Corp.	*	6,042	361,976
Fossil Group, Inc.	*†	7,545	335,149
G-III Apparel Group Ltd.	*	7,356	359,635
Iconix Brand Group, Inc.	*†	8,774	70,631
Kate Spade & Co.	*	23,394	597,015
lululemon athletica, Inc. (Canada)	*†	20,808	1,408,910
Movado Group, Inc.		2,952	81,268
Oxford Industries, Inc.		2,852	191,740
Perry Ellis International, Inc.	*	2,045	37,648
Sequential Brands Group, Inc.	*†	8,409	53,733
Skechers U.S.A., Inc., Class A	*	22,260	677,817
Steven Madden Ltd.	*	10,395	385,031
Superior Uniform Group, Inc.		1,946	34,678
Tumi Holdings, Inc.	*	10,507	281,798
Unifi, Inc.	*	3,005	68,844
Vera Bradley, Inc.	*	3,595	73,122
Vince Holding Corp.	*†	1,928	12,204
Wolverine World Wide, Inc.		19,082	351,490

			6,924,362

Thrifts & Mortgage Finance—0.9%
Anchor BanCorp Wisconsin, Inc.	*	1,601	72,141
Astoria Financial Corp.		16,678	264,179
Bank Mutual Corp.		9,174	69,447
BankFinancial Corp.		3,338	39,455
Bear State Financial, Inc.	*†	3,492	32,371
Beneficial Bancorp, Inc.	*	15,430	211,237
BofI Holding, Inc.	*†	12,002	256,123
Capitol Federal Financial, Inc.		25,429	337,189

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Charter Financial Corp.		3,698	$49,923
Clifton Bancorp, Inc.	†	4,406	66,619
Dime Community Bancshares, Inc.		5,399	95,130
Essent Group Ltd.	*	10,332	214,906
EverBank Financial Corp.		17,903	270,156
Federal Agricultural Mortgage Corp., Class C		2,090	78,856
First Defiance Financial Corp.		1,548	59,459
Flagstar Bancorp, Inc.	*	3,134	67,256
Fox Chase Bancorp, Inc.		2,827	54,618
Hingham Institution for Savings		344	40,974
HomeStreet, Inc.	*	4,413	91,835
Impac Mortgage Holdings, Inc.	*†	2,260	31,346
Kearny Financial Corp./MD		17,434	215,310
LendingTree, Inc.	*†	1,079	105,505
Meridian Bancorp, Inc.		10,510	146,299
Meta Financial Group, Inc.		1,674	76,334
MGIC Investment Corp.	*	64,314	493,288
Nationstar Mortgage Holdings, Inc.	*†	6,708	66,409
NMI Holdings, Inc., Class A	*	8,136	41,087
Northfield Bancorp, Inc.		8,996	147,894
Northwest Bancshares, Inc.	†	19,012	256,852
OceanFirst Financial Corp.	†	2,877	50,865
Ocwen Financial Corp.	*†	23,286	57,516
Oritani Financial Corp.		8,540	144,924
PennyMac Financial Services, Inc., Class A	*	2,032	23,896
PHH Corp.	*	8,601	107,857
Provident Financial Services, Inc.		12,192	246,156
Radian Group, Inc.		35,040	434,496
Stonegate Mortgage Corp.	*†	4,364	25,049
Territorial Bancorp, Inc.		1,756	45,761
TFS Financial Corp.		12,275	213,217
TrustCo Bank Corp. NY		15,928	96,524
United Community Financial Corp./OH		10,452	61,353
United Financial Bancorp, Inc.		8,806	110,868
Walker & Dunlop, Inc.	*	4,996	121,253
Washington Federal, Inc.		17,406	394,246
Waterstone Financial, Inc.		5,674	77,620
WSFS Financial Corp.		5,864	190,697

			6,354,496

Tobacco—0.1%
Universal Corp.	†	4,068	231,103
Vector Group Ltd.	†	15,809	361,078

			592,181

Trading Companies & Distributors—0.9%
Air Lease Corp.		19,371	622,196
Aircastle Ltd.	†	11,324	251,846
Applied Industrial Technologies, Inc.		7,459	323,721
Beacon Roofing Supply, Inc.	*	8,899	364,948
BMC Stock Holdings, Inc.	*	6,372	105,903
CAI International, Inc.	*	2,855	27,579
DXP Enterprises, Inc.	*	2,271	39,879
GATX Corp.	†	8,109	385,177
H&E Equipment Services, Inc.		6,185	108,423
HD Supply Holdings, Inc.	*	31,057	1,027,055
Kaman Corp.	†	5,080	216,865
Lawson Products, Inc./DE	*	1,517	29,703
MRC Global, Inc.	*	19,242	252,840
MSC Industrial Direct Co., Inc., Class A		8,956	683,432
Neff Corp., Class A	*†	1,829	13,608
NOW, Inc.	*	19,808	350,998

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Real Industry, Inc.		*†	3,920	$34,104
Rush Enterprises, Inc., Class A		*	5,998	109,403
TAL International Group, Inc.		*	6,450	99,588
Textainer Group Holdings Ltd.		†	4,142	61,467
Titan Machinery, Inc.		*†	2,896	33,478
Univar, Inc.		*	6,747	115,913
Veritiv Corp.		*	1,304	48,587
Watsco, Inc.			4,747	639,611
WESCO International, Inc.		*†	7,916	432,768

				6,379,092

Transportation Infrastructure—0.1%
Macquarie Infrastructure Corp.			12,632	851,902
Wesco Aircraft Holdings, Inc.		*	12,279	176,695

				1,028,597

Water Utilities—0.6%
American States Water Co.			6,997	275,402
American Water Works Co., Inc.			33,466	2,306,811
Aqua America, Inc.			33,081	1,052,638
Artesian Resources Corp., Class A			1,201	33,580
California Water Service Group			8,938	238,823
Connecticut Water Service, Inc.			2,093	94,394
Consolidated Water Co. Ltd. (Cayman Islands)		†	3,860	46,976
Middlesex Water Co.		†	3,374	104,088
SJW Corp.			2,960	107,596
York Water Co. (The)			2,142	65,374

				4,325,682

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.		*	5,294	40,870
NTELOS Holdings Corp.		*†	2,906	26,735
Shenandoah Telecommunications Co.			9,146	244,656
Spok Holdings, Inc.			3,582	62,721
Telephone & Data Systems, Inc.			17,794	535,421
United States Cellular Corp.		*	2,164	98,873

				1,009,276

TOTAL COMMON STOCKS (Cost $598,754,346)				696,459,403

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.348%	06/23/2016	‡‡	$30,000	29,986
0.274%	06/16/2016	‡‡	155,000	154,939

				184,925

TOTAL U.S. TREASURY OBLIGATIONS (Cost $184,887)				184,925

			Shares	Value

RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp. CVR		*‡	26,596	22,043

Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Vince Holding Corp., Expires 04/14/2016		*†‡	1,928	511

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
RIGHTS—(Continued)
Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR	*‡	10,198	$28,350

TOTAL RIGHTS (Cost $–)			50,904

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016 (Cost $–)	*†‡d	2,734	—

MONEY MARKET FUNDS—11.9%
Institutional Money Market Funds—11.9%
Dreyfus Institutional Cash Advantage Fund, 0.38%	††¥	13,300,000	13,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%	††¥	14,170,606	14,170,606
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%		¥2,482,549	2,482,549
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	13,300,000	13,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	13,300,000	13,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	13,300,000	13,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	13,300,000	13,300,000

TOTAL MONEY MARKET FUNDS (Cost $83,153,155)			83,153,155

TOTAL INVESTMENTS—111.4% (Cost $682,092,388)			779,848,387
Other assets less liabilities—(11.4%)			(79,682,598)

NET ASSETS—100.0%			$700,165,789

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $63,466)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—98.0%
Australia—7.1%
AGL Energy Ltd.		22,221	$312,855
Alumina Ltd.	†	84,796	84,355
Amcor Ltd.		39,009	428,360
AMP Ltd.		97,930	434,081
APA Group		36,419	245,627
Aristocrat Leisure Ltd.		17,334	136,740
Asciano Ltd.		21,075	144,817
ASX Ltd.		6,700	212,534
Aurizon Holdings Ltd.		67,045	203,732
AusNet Services		59,889	68,373
Australia & New Zealand Banking Group Ltd.		96,854	1,736,249
Bank of Queensland Ltd.		11,842	109,796
Bendigo & Adelaide Bank Ltd.		14,494	98,364
BHP Billiton Ltd.		106,633	1,377,891
BHP Billiton plc		70,691	791,624
Boral Ltd.		24,263	114,766
Brambles Ltd.		51,932	481,108
Caltex Australia Ltd.		8,827	230,219
Challenger Ltd.		18,695	119,972
CIMIC Group Ltd.		3,690	98,175
Coca-Cola Amatil Ltd.		20,995	142,166
Cochlear Ltd.		1,837	143,686
Commonwealth Bank of Australia		56,265	3,225,621
Computershare Ltd.		15,159	113,459
Crown Resorts Ltd.		13,479	128,600
CSL Ltd.		15,420	1,198,310
Dexus Property Group REIT		32,247	195,824
DUET Group	‡	76,169	133,342
Flight Centre Travel Group Ltd.	†	1,959	64,884
Fortescue Metals Group Ltd.	†	50,336	97,922
Goodman Group REIT		57,995	296,602
GPT Group (The) REIT		61,162	234,145
Harvey Norman Holdings Ltd.		19,041	68,498
Healthscope Ltd.		57,316	116,627
Iluka Resources Ltd.		13,491	67,643
Incitec Pivot Ltd.		59,346	144,840
Insurance Australia Group Ltd.		77,160	329,543
LendLease Group		19,130	203,086
Macquarie Group Ltd.		10,327	522,692
Medibank Pvt Ltd.		97,435	218,529
Mirvac Group REIT		127,948	189,580
National Australia Bank Ltd.		87,291	1,752,713
Newcrest Mining Ltd.	*	25,198	326,087
Oil Search Ltd.		44,969	234,172
Orica Ltd.	†	13,161	154,800
Origin Energy Ltd.		54,327	211,586
Platinum Asset Management Ltd.		7,916	38,487
Qantas Airways Ltd.	*	19,168	59,830
QBE Insurance Group Ltd.		45,222	377,907
Ramsay Health Care Ltd.		4,795	225,137
REA Group Ltd.		1,824	75,496
Santos Ltd.		52,840	163,724
Scentre Group REIT		177,610	604,586
SEEK Ltd.		10,409	129,221
Sonic Healthcare Ltd.		13,224	189,655
South32 Ltd.	*	175,932	197,422
Stockland REIT		77,678	254,131
Suncorp Group Ltd.		43,401	395,974
Sydney Airport		36,531	187,131
Tabcorp Holdings Ltd.		26,168	85,810
Tatts Group Ltd.		52,205	151,252

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Telstra Corp. Ltd.		140,954	$575,230
TPG Telecom Ltd.		9,935	86,332
Transurban Group		66,855	580,733
Treasury Wine Estates Ltd.		22,517	166,265
Vicinity Centres REIT		113,828	278,200
Vocus Communications Ltd.		15,517	98,988
Wesfarmers Ltd.		37,351	1,185,550
Westfield Corp. REIT		65,663	502,762
Westpac Banking Corp.		109,376	2,540,485
Woodside Petroleum Ltd.		24,390	487,893
Woolworths Ltd.	†	42,005	710,926

			28,293,722

Austria—0.2%
Andritz AG	*†	2,738	149,999
Erste Group Bank AG	*	9,721	272,840
OMV AG		5,104	143,311
Raiffeisen Bank International AG	*	3,934	59,455
voestalpine AG		3,841	128,110

			753,715

Belgium—1.4%
Ageas		6,831	270,346
Anheuser-Busch InBev SA NV		26,498	3,292,027
Colruyt SA		2,505	145,677
Delhaize Group		3,502	364,981
Groupe Bruxelles Lambert SA		2,734	225,258
KBC Groep NV		8,327	428,822
Proximus SADP		5,109	174,342
Solvay SA		2,505	250,448
Telenet Group Holding NV	*	1,719	86,877
UCB SA		4,270	325,951
Umicore SA		3,395	168,528

			5,733,257

Chile—0.0%
Antofagasta plc		14,840	99,732

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		78,400	56,942

Denmark—1.9%
A.P. Moller-Maersk A/S, Class A	*	130	165,876
A.P. Moller-Maersk A/S, Class B	*	228	298,915
Carlsberg A/S, Class B		3,392	322,530
Chr Hansen Holding A/S		3,245	217,614
Coloplast A/S, Class B		3,497	264,629
Danske Bank A/S		23,313	657,904
DSV A/S		6,254	260,130
Genmab A/S	*	1,486	205,632
ISS A/S		4,988	200,052
Novo Nordisk A/S, Class B		64,590	3,497,780
Novozymes A/S, Class B		7,881	353,908
Pandora A/S		3,659	478,370
TDC A/S		28,248	138,063
Tryg A/S		4,017	77,796
Vestas Wind Systems A/S		7,441	524,291
William Demant Holding A/S	*	827	83,064

			7,746,554

Finland—1.0%
Elisa Oyj	*†	4,777	185,497
Fortum Oyj	†	14,427	218,188

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kone Oyj, Class B	†	11,217	$539,883
Metso Oyj	†	3,551	84,627
Neste Oyj	†	4,057	133,322
Nokia Oyj		191,331	1,135,020
Nokian Renkaat Oyj		4,179	147,437
Orion Oyj, Class B		3,253	107,380
Sampo Oyj, Class A		14,766	699,384
Stora Enso Oyj, Class R		18,464	164,969
UPM-Kymmene Oyj	†	18,046	326,264
Wartsila Oyj Abp	†	5,016	226,738

			3,968,709

France—9.7%
Accor SA		7,299	308,759
Aeroports de Paris		1,041	128,561
Air Liquide SA		11,417	1,280,884
Airbus Group SE		19,616	1,299,706
Alstom SA	*	5,007	127,782
Arkema SA		2,207	165,343
Atos SE		2,909	236,265
AXA SA	†	64,645	1,515,842
BNP Paribas SA		35,215	1,769,222
Bollore SA		29,218	113,268
Bouygues SA		6,632	269,586
Bureau Veritas SA		9,016	200,456
Cap Gemini SA		5,262	493,599
Carrefour SA		17,811	489,324
Casino Guichard Perrachon SA	†	1,626	93,058
Christian Dior SE		1,841	333,359
Cie de Saint-Gobain		15,447	678,497
Cie Generale des Etablissements Michelin		6,152	628,541
CNP Assurances		5,787	90,119
Credit Agricole SA		34,831	376,658
Danone SA		19,569	1,388,465
Dassault Systemes SA		4,070	322,472
Edenred		7,209	139,761
Electricite de France SA		8,130	91,021
Engie SA		47,448	735,141
Essilor International SA		6,795	837,251
Eurazeo SA		1,276	86,184
Eutelsat Communications SA		5,693	183,607
Fonciere Des Regions REIT		1,123	105,905
Gecina SA REIT		1,170	160,483
Groupe Eurotunnel SE (Registered)		15,787	176,745
Hermes International		892	313,647
ICADE REIT		1,113	85,056
Iliad SA		896	230,205
Imerys SA		1,144	79,676
Ingenico Group SA		1,853	212,413
JCDecaux SA		2,502	109,505
Kering		2,516	449,214
Klepierre REIT	†	7,249	346,269
Lagardere SCA		3,764	99,838
Legrand SA		8,846	494,439
L’Oreal SA		8,257	1,477,065
LVMH Moet Hennessy Louis Vuitton SE	†	9,165	1,566,083
Natixis SA		31,298	153,867
Numericable-SFR		3,883	163,076
Orange SA		65,904	1,150,876
Pernod Ricard SA		7,022	781,919
Peugeot SA	*	15,437	264,097
Publicis Groupe SA		6,252	438,397

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Remy Cointreau SA		818	$62,035
Renault SA		6,337	629,756
Rexel SA		10,441	148,834
Safran SA		10,329	720,964
Sanofi		38,704	3,111,640
Schneider Electric SE		18,512	1,166,635
SCOR SE		5,146	181,427
Societe BIC SA		970	145,748
Societe Generale SA		24,038	888,252
Sodexo SA		2,990	321,796
Suez Environnement Co.		9,959	182,313
Technip SA		3,628	201,061
Thales SA		3,509	306,633
TOTAL SA		72,325	3,290,885
Unibail-Rodamco SE (Paris Exchange) REIT		3,266	895,718
Valeo SA		2,622	407,717
Veolia Environnement SA		15,197	365,774
Vinci SA	†	15,914	1,181,202
Vivendi SA	†	38,458	805,962
Wendel SA		1,068	116,137
Zodiac Aerospace		6,768	135,163

			38,507,158

Germany—8.5%
adidas AG		6,917	807,635
Allianz SE (Registered)		15,205	2,469,369
Axel Springer SE		1,475	79,396
BASF SE		30,549	2,297,149
Bayer AG (Registered)		27,246	3,192,695
Bayerische Motoren Werke AG		10,967	1,006,834
Beiersdorf AG		3,183	286,706
Brenntag AG		4,861	276,993
Commerzbank AG	*	35,887	311,376
Continental AG		3,577	811,299
Daimler AG (Registered)		32,031	2,451,416
Deutsche Bank AG (Registered)		45,676	775,450
Deutsche Boerse AG		6,356	541,175
Deutsche Lufthansa AG (Registered)	*	7,605	122,740
Deutsche Post AG (Registered)		31,563	875,996
Deutsche Telekom AG (Registered)		107,199	1,921,898
Deutsche Wohnen AG (Bearer)		11,480	356,277
E.ON SE		66,003	631,119
Evonik Industries AG		4,700	140,564
Fraport AG Frankfurt Airport Services Worldwide		1,384	83,810
Fresenius Medical Care AG & Co. KGaA		7,213	636,374
Fresenius SE & Co. KGaA		12,627	920,414
GEA Group AG		6,002	292,844
Hannover Rueck SE		2,040	237,094
HeidelbergCement AG		4,760	406,767
Henkel AG & Co. KGaA		3,296	323,196
Hugo Boss AG		2,412	157,682
Infineon Technologies AG		37,523	532,014
K+S AG (Registered)	†	5,749	134,089
Kabel Deutschland Holding AG		735	82,295
Lanxess AG		3,160	151,448
Linde AG		6,149	893,439
MAN SE		1,144	123,720
Merck KGaA		4,274	355,527
Metro AG	†	6,126	189,498

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		5,532	$1,122,688
OSRAM Licht AG		2,993	153,858
ProSiebenSat.1 Media SE (Registered)		7,384	379,057
RWE AG		15,959	205,304
SAP SE		32,352	2,603,314
Siemens AG (Registered)		26,104	2,760,778
Symrise AG		4,045	270,821
Telefonica Deutschland Holding AG		22,018	119,024
ThyssenKrupp AG	†	11,910	246,683
TUI AG		16,357	253,023
United Internet AG (Registered)		4,168	208,829
Volkswagen AG		1,188	172,586
Vonovia SE		15,339	550,683
Zalando SE	*^†	2,834	92,913

			34,015,859

Hong Kong—3.2%
AIA Group Ltd.		400,800	2,278,157
ASM Pacific Technology Ltd.		8,300	65,344
Bank of East Asia Ltd. (The)		39,720	148,463
BOC Hong Kong Holdings Ltd.		125,000	373,404
Cathay Pacific Airways Ltd.		41,000	71,012
Cheung Kong Infrastructure Holdings Ltd.		21,000	205,364
Cheung Kong Property Holdings Ltd.		88,964	573,309
CK Hutchison Holdings Ltd.		89,464	1,162,320
CLP Holdings Ltd.		63,000	570,238
First Pacific Co. Ltd.		81,250	60,666
Galaxy Entertainment Group Ltd.		78,833	295,954
Hang Lung Properties Ltd.		75,000	143,191
Hang Seng Bank Ltd.		25,400	449,427
Henderson Land Development Co. Ltd.		37,519	230,712
HK Electric Investments & HK Electric Investments Ltd.	^	87,000	76,632
HKT Trust & HKT Ltd.		88,100	121,315
Hong Kong & China Gas Co. Ltd.		229,891	429,750
Hong Kong Exchanges and Clearing Ltd.		37,400	901,197
Hongkong Land Holdings Ltd.		19,300	115,510
Hysan Development Co. Ltd.		20,000	85,234
Jardine Matheson Holdings Ltd.		8,316	468,607
Kerry Properties Ltd.		22,000	60,403
Li & Fung Ltd.		197,200	116,831
Link REIT		72,000	427,727
Melco Crown Entertainment Ltd. ADR		3,121	51,528
MTR Corp. Ltd.		49,500	245,327
New World Development Co. Ltd.		183,866	175,487
Noble Group Ltd.	*	92,409	30,113
NWS Holdings Ltd.		50,500	80,534
PCCW Ltd.		138,000	89,384
Power Assets Holdings Ltd.		46,000	470,792
Shangri-La Asia Ltd.		42,000	47,999
Sino Land Co. Ltd.		103,000	163,609
SJM Holdings Ltd.		68,000	48,649

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sun Hung Kai Properties Ltd.		56,083	$686,261
Swire Pacific Ltd., Class A		20,000	215,719
Swire Properties Ltd.		43,200	116,934
Techtronic Industries Co. Ltd.		46,000	182,228
WH Group Ltd.	*^	209,500	151,513
Wharf Holdings Ltd. (The)		44,915	246,021
Wheelock & Co. Ltd.		32,000	142,990
Yue Yuen Industrial Holdings Ltd.		24,500	84,232

			12,660,087

Ireland—1.0%
AerCap Holdings NV	*	2,915	112,985
Bank of Ireland	*	876,316	253,464
CRH plc		27,199	768,176
Experian plc		32,424	578,751
James Hardie Industries plc CDI		15,479	211,912
Kerry Group plc, Class A		5,256	488,796
Paddy Power Betfair plc		2,775	387,054
Shire plc		19,637	1,119,992

			3,921,130

Israel—0.7%
Azrieli Group Ltd.		1,345	52,809
Bank Hapoalim BM		36,630	190,140
Bank Leumi Le-Israel BM	*	48,412	173,854
Bezeq Israeli Telecommunication Corp. Ltd.		66,713	150,575
Check Point Software Technologies Ltd.	*	2,226	194,708
Delek Group Ltd.		167	28,669
Israel Chemicals Ltd.		15,103	65,587
Mizrahi Tefahot Bank Ltd.		4,584	53,777
Mobileye NV	*	2,666	99,415
NICE-Systems Ltd.		1,816	118,028
Taro Pharmaceutical Industries Ltd.	*	246	35,239
Teva Pharmaceutical Industries Ltd.		30,369	1,633,363

			2,796,164

Italy—2.0%
Assicurazioni Generali SpA		38,504	569,978
Atlantia SpA		13,939	386,210
Banco Popolare SC	*	11,857	81,419
Enel Green Power SpA		57,604	123,680
Enel SpA		225,077	997,816
Eni SpA		84,408	1,274,788
EXOR SpA		3,399	121,614
Ferrari NV	*	3,981	165,344
Finmeccanica SpA	*	13,563	171,742
Intesa Sanpaolo SpA		420,930	1,163,878
Intesa Sanpaolo SpA RSP		29,327	76,117
Luxottica Group SpA		5,694	313,670
Mediobanca SpA		19,162	137,805
Prysmian SpA		6,959	157,450
Saipem SpA	*	204,746	81,878
Snam SpA		70,929	443,875
Telecom Italia SpA	*	379,661	409,206
Telecom Italia SpA RSP		214,688	187,888
Terna Rete Elettrica Nazionale SpA		50,645	288,769
UniCredit SpA		154,480	556,900
Unione di Banche Italiane SpA		32,396	119,650

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
UnipolSai SpA		41,952	$96,888

			7,926,565

Japan—22.2%
ABC-Mart, Inc.	†	1,100	70,400
Acom Co. Ltd.	*†	14,300	72,002
Aeon Co. Ltd.	†	20,700	299,033
Aeon Credit Service Co. Ltd.		3,500	82,398
Aeon Mall Co. Ltd.		3,840	56,814
Air Water, Inc.		5,000	74,119
Aisin Seiki Co. Ltd.		6,300	237,131
Ajinomoto Co., Inc.		19,000	428,391
Alfresa Holdings Corp.		5,600	107,475
Alps Electric Co. Ltd.		6,415	111,936
Amada Holdings Co. Ltd.		11,100	108,156
ANA Holdings, Inc.	†	38,000	107,032
Aozora Bank Ltd.		40,000	139,618
Asahi Glass Co. Ltd.		32,000	175,099
Asahi Group Holdings Ltd.		12,800	398,396
Asahi Kasei Corp.		43,000	290,409
Asics Corp.		5,400	96,299
Astellas Pharma, Inc.		69,775	927,275
Bandai Namco Holdings, Inc.		5,650	123,161
Bank of Kyoto Ltd. (The)		11,000	71,715
Bank of Yokohama Ltd. (The)	†‡	40,000	179,940
Benesse Holdings, Inc.		2,500	71,980
Bridgestone Corp.		21,500	802,442
Brother Industries Ltd.		7,400	84,993
Calbee, Inc.		2,700	107,127
Canon, Inc.		35,300	1,052,750
Casio Computer Co. Ltd.	†	7,100	143,192
Central Japan Railway Co.		4,830	854,192
Chiba Bank Ltd. (The)		24,000	119,536
Chubu Electric Power Co., Inc.	†	20,300	283,293
Chugai Pharmaceutical Co. Ltd.		7,300	225,886
Chugoku Bank Ltd. (The)		5,200	54,117
Chugoku Electric Power Co., Inc. (The)	†	10,300	138,963
Citizen Holdings Co. Ltd.	†	8,600	48,730
Credit Saison Co. Ltd.		4,700	81,760
Dai Nippon Printing Co. Ltd.		19,131	169,771
Daicel Corp.		9,300	126,772
Daihatsu Motor Co. Ltd.	†	6,400	90,134
Dai-ichi Life Insurance Co. Ltd. (The)		34,600	419,334
Daiichi Sankyo Co. Ltd.	†	21,202	470,581
Daikin Industries Ltd.		7,700	575,071
Daito Trust Construction Co. Ltd.		2,445	346,790
Daiwa House Industry Co. Ltd.		20,000	562,166
Daiwa Securities Group, Inc.		56,000	344,199
Denso Corp.		16,000	642,249
Dentsu, Inc.	†	7,200	361,199
Don Quijote Holdings Co. Ltd.		4,000	138,924
East Japan Railway Co.		11,000	948,855
Eisai Co. Ltd.		8,500	511,035
Electric Power Development Co. Ltd.		5,140	160,347
FamilyMart Co. Ltd.		1,900	98,677
FANUC Corp.		6,400	991,159
Fast Retailing Co. Ltd.		1,700	543,191
Fuji Electric Co. Ltd.		18,000	62,236
Fuji Heavy Industries Ltd.		19,100	674,483
FUJIFILM Holdings Corp.		15,200	600,815
Fujitsu Ltd.		65,000	240,355

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fukuoka Financial Group, Inc.		29,000	$94,467
GungHo Online Entertainment, Inc.	†	16,800	47,261
Gunma Bank Ltd. (The)	†	12,000	49,564
Hachijuni Bank Ltd. (The)		13,000	56,005
Hakuhodo DY Holdings, Inc.		7,500	84,913
Hamamatsu Photonics KK	†	4,600	126,772
Hankyu Hanshin Holdings, Inc.		38,000	242,334
Hikari Tsushin, Inc.		676	51,443
Hino Motors Ltd.		8,500	91,848
Hirose Electric Co. Ltd.		966	106,462
Hiroshima Bank Ltd. (The)		16,000	58,380
Hisamitsu Pharmaceutical Co., Inc.		1,900	84,912
Hitachi Chemical Co. Ltd.		3,600	64,691
Hitachi Construction Machinery Co. Ltd.	†	3,700	58,723
Hitachi High-Technologies Corp.		2,300	64,747
Hitachi Ltd.		157,000	735,835
Hitachi Metals Ltd.		8,000	82,499
Hokuhoku Financial Group, Inc.	†	38,007	49,941
Hokuriku Electric Power Co.		5,400	76,339
Honda Motor Co. Ltd.		54,100	1,479,153
Hoshizaki Electric Co. Ltd.	†	1,300	108,434
HOYA Corp.		13,900	528,348
Hulic Co. Ltd.		9,800	93,443
Idemitsu Kosan Co. Ltd.	†	3,100	55,314
IHI Corp.	†	39,000	82,551
Iida Group Holdings Co. Ltd.		4,900	95,432
INPEX Corp.		33,000	249,905
Isetan Mitsukoshi Holdings Ltd.	†	11,940	139,396
Isuzu Motors Ltd.		20,100	207,331
ITOCHU Corp.		52,000	639,020
Itochu Techno-Solutions Corp.		1,100	20,756
Iyo Bank Ltd. (The)		7,600	49,688
J. Front Retailing Co. Ltd.		8,600	114,116
Japan Airlines Co. Ltd.		4,200	153,972
Japan Airport Terminal Co. Ltd.	†	1,395	49,510
Japan Exchange Group, Inc.		18,000	275,367
Japan Post Bank Co. Ltd.	†	13,400	165,039
Japan Post Holdings Co. Ltd.		14,900	199,308
Japan Prime Realty Investment Corp. REIT		26	105,889
Japan Real Estate Investment Corp. REIT		45	259,780
Japan Retail Fund Investment Corp. REIT		86	206,482
Japan Tobacco, Inc.		36,500	1,519,227
JFE Holdings, Inc.		15,700	210,854
JGC Corp.	†	7,000	104,691
Joyo Bank Ltd. (The)	†	19,000	65,128
JSR Corp.		6,000	86,276
JTEKT Corp.		6,700	86,942
JX Holdings, Inc.		70,910	273,029
Kajima Corp.	†	28,000	175,399
Kakaku.com, Inc.	†	4,600	85,290
Kamigumi Co. Ltd.		8,000	75,258
Kaneka Corp.		9,000	77,065
Kansai Electric Power Co., Inc. (The)	*	23,100	204,384
Kansai Paint Co. Ltd.		8,400	134,831
Kao Corp.		16,900	901,141
Kawasaki Heavy Industries Ltd.	†	49,000	141,365
KDDI Corp.		58,000	1,547,485

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Keihan Electric Railway Co. Ltd.		16,000	$112,717
Keikyu Corp.		15,000	131,935
Keio Corp.		19,000	166,745
Keisei Electric Railway Co. Ltd.		9,000	126,618
Keyence Corp.		1,472	802,788
Kikkoman Corp.	†	5,000	164,133
Kintetsu Group Holdings Co. Ltd.		59,000	239,108
Kirin Holdings Co. Ltd.		27,800	389,442
Kobe Steel Ltd.		108,000	94,925
Koito Manufacturing Co. Ltd.		3,600	163,011
Komatsu Ltd.		30,300	515,129
Konami Holdings Corp.	†	3,100	91,618
Konica Minolta, Inc.		15,500	131,465
Kose Corp.		951	92,454
Kubota Corp.		37,888	517,162
Kuraray Co. Ltd.		12,300	150,317
Kurita Water Industries Ltd.		3,400	77,443
Kyocera Corp.		10,700	471,134
Kyowa Hakko Kirin Co. Ltd.	†	8,000	127,655
Kyushu Electric Power Co., Inc.	*†	14,300	135,887
Kyushu Financial Group, Inc.	†	11,000	63,167
Lawson, Inc.		2,200	184,163
LIXIL Group Corp.	†	9,200	187,655
M3, Inc.	†	6,800	171,012
Mabuchi Motor Co. Ltd.		1,700	79,092
Makita Corp.	†	4,000	247,939
Marubeni Corp.	†	52,100	263,595
Marui Group Co. Ltd.	†	7,500	107,464
Maruichi Steel Tube Ltd.		1,600	43,822
Mazda Motor Corp.		18,200	282,497
McDonald’s Holdings Co. Japan Ltd.	†	2,300	54,492
Medipal Holdings Corp.		4,300	68,016
MEIJI Holdings Co. Ltd.		4,104	329,792
Minebea Co. Ltd.	†	10,056	78,401
Miraca Holdings, Inc.		1,900	77,999
Mitsubishi Chemical Holdings Corp.		44,400	231,817
Mitsubishi Corp.		44,600	754,698
Mitsubishi Electric Corp.		65,000	681,065
Mitsubishi Estate Co. Ltd.		40,308	748,115
Mitsubishi Gas Chemical Co., Inc.		13,000	69,817
Mitsubishi Heavy Industries Ltd.		99,000	367,802
Mitsubishi Logistics Corp.	†	4,000	52,473
Mitsubishi Materials Corp.		34,000	95,926
Mitsubishi Motors Corp.		21,500	160,496
Mitsubishi Tanabe Pharma Corp.		7,800	135,530
Mitsubishi UFJ Financial Group, Inc.		423,640	1,962,981
Mitsubishi UFJ Lease & Finance Co. Ltd.		16,500	72,341
Mitsui & Co. Ltd.	†	56,200	646,214
Mitsui Chemicals, Inc.		26,000	86,545
Mitsui Fudosan Co. Ltd.		31,000	772,138
Mitsui OSK Lines Ltd.	†	36,000	73,245
Mixi, Inc.		1,400	51,922
Mizuho Financial Group, Inc.		782,780	1,166,564
MS&AD Insurance Group Holdings, Inc.		16,874	470,300
Murata Manufacturing Co. Ltd.		6,700	808,468

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nabtesco Corp.	†	3,900	$87,478
Nagoya Railroad Co. Ltd.	†	27,955	130,532
NEC Corp.		82,000	206,147
Nexon Co. Ltd.		4,500	76,745
NGK Insulators Ltd.		8,477	156,430
NGK Spark Plug Co. Ltd.		6,200	118,725
NH Foods Ltd.		6,000	132,066
NHK Spring Co. Ltd.		5,500	52,595
Nidec Corp.	†	7,300	499,483
Nikon Corp.	†	11,800	180,435
Nintendo Co. Ltd.		3,454	490,980
Nippon Building Fund, Inc. REIT		48	284,154
Nippon Electric Glass Co. Ltd.		13,500	69,044
Nippon Express Co. Ltd.		30,000	136,395
Nippon Paint Holdings Co. Ltd.	†	5,200	115,019
Nippon Prologis REIT, Inc. REIT	†	46	102,852
Nippon Steel & Sumitomo Metal Corp.		25,324	485,503
Nippon Telegraph & Telephone Corp.		22,900	989,223
Nippon Yusen K.K.		56,000	107,986
Nissan Motor Co. Ltd.	†	82,000	758,110
Nisshin Seifun Group, Inc.		6,781	107,690
Nissin Foods Holdings Co. Ltd.		1,900	89,241
Nitori Holdings Co. Ltd.		2,500	228,750
Nitto Denko Corp.		5,700	317,624
NOK Corp.	†	3,800	64,830
Nomura Holdings, Inc.		119,200	532,389
Nomura Real Estate Holdings, Inc.		4,000	73,840
Nomura Real Estate Master Fund, Inc. REIT		114	169,701
Nomura Research Institute Ltd.		4,185	140,938
NSK Ltd.		16,200	148,277
NTT Data Corp.		4,300	215,638
NTT DOCOMO, Inc.		47,363	1,076,628
NTT Urban Development Corp.		4,700	45,999
Obayashi Corp.		20,100	198,119
Obic Co. Ltd.		2,100	111,014
Odakyu Electric Railway Co. Ltd.		21,000	228,436
Oji Holdings Corp.		25,000	100,411
Olympus Corp.		9,100	353,300
Omron Corp.		6,900	205,224
Ono Pharmaceutical Co. Ltd.		13,500	571,086
Oracle Corp. Japan		1,400	78,515
Oriental Land Co. Ltd.	†	6,800	481,437
ORIX Corp.		43,500	619,580
Osaka Gas Co. Ltd.		61,000	234,151
Otsuka Corp.		1,700	89,677
Otsuka Holdings Co. Ltd.		13,000	472,181
Panasonic Corp.		72,600	657,521
Park24 Co. Ltd.		3,200	89,531
Rakuten, Inc.		31,400	303,103
Recruit Holdings Co. Ltd.	†	4,900	149,404
Resona Holdings, Inc.		74,500	265,632
Ricoh Co. Ltd.	†	23,700	241,222
Rinnai Corp.	†	1,200	106,006
Rohm Co. Ltd.		3,300	138,788
Ryohin Keikaku Co. Ltd.		849	179,369
Sankyo Co. Ltd.		1,600	59,579
Sanrio Co. Ltd.	†	1,600	31,276
Santen Pharmaceutical Co. Ltd.		12,900	193,893

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SBI Holdings, Inc.		6,710	$68,025
Secom Co. Ltd.		7,000	519,421
Sega Sammy Holdings, Inc.		6,348	69,163
Seibu Holdings, Inc.		4,100	86,698
Seiko Epson Corp.	†	9,700	156,005
Sekisui Chemical Co. Ltd.		14,509	178,620
Sekisui House Ltd.		19,900	335,744
Seven & i Holdings Co. Ltd.		24,940	1,062,636
Seven Bank Ltd.	†	19,900	84,935
Shikoku Electric Power Co., Inc.	†	5,600	75,047
Shimadzu Corp.		9,000	141,196
Shimamura Co. Ltd.		800	99,865
Shimano, Inc.		2,600	407,750
Shimizu Corp.		21,000	177,857
Shin-Etsu Chemical Co. Ltd.		13,300	686,918
Shinsei Bank Ltd.	†	66,000	86,138
Shionogi & Co. Ltd.		9,900	465,312
Shiseido Co. Ltd.		11,800	262,880
Shizuoka Bank Ltd. (The)		18,000	129,783
Showa Shell Sekiyu K.K.		6,300	56,510
SMC Corp.		1,794	415,720
SoftBank Group Corp.		31,500	1,506,647
Sohgo Security Services Co. Ltd.	†	2,000	108,287
Sompo Japan Nipponkoa Holdings, Inc.		11,275	319,550
Sony Corp.		41,700	1,072,155
Sony Financial Holdings, Inc.		6,500	83,113
Stanley Electric Co. Ltd.		4,500	101,705
Sumitomo Chemical Co. Ltd.		50,000	226,320
Sumitomo Corp.	†	38,000	377,072
Sumitomo Dainippon Pharma Co. Ltd.	†	6,100	70,174
Sumitomo Electric Industries Ltd.		25,500	309,211
Sumitomo Heavy Industries Ltd.		18,000	74,297
Sumitomo Metal Mining Co. Ltd.		16,481	163,062
Sumitomo Mitsui Financial Group, Inc.		41,700	1,265,915
Sumitomo Mitsui Trust Holdings, Inc.		109,740	321,262
Sumitomo Realty & Development Co. Ltd.		11,825	345,660
Sumitomo Rubber Industries Ltd.		5,500	84,982
Suntory Beverage & Food Ltd.		4,800	215,938
Suruga Bank Ltd.	†	6,400	112,310
Suzuken Co. Ltd.		2,406	81,662
Suzuki Motor Corp.		12,300	328,886
Sysmex Corp.		4,900	306,328
T&D Holdings, Inc.		20,200	188,689
Taiheiyo Cement Corp.		42,000	96,668
Taisei Corp.		36,000	237,732
Taisho Pharmaceutical Holdings Co. Ltd.	†	1,090	86,388
Taiyo Nippon Sanso Corp.		5,300	50,360
Takashimaya Co. Ltd.		9,000	75,229
Takeda Pharmaceutical Co. Ltd.		26,220	1,195,385
TDK Corp.		4,000	221,944
Teijin Ltd.		30,000	104,469
Terumo Corp.	†	9,700	347,134
THK Co. Ltd.	†	3,900	71,792
Tobu Railway Co. Ltd.		35,000	174,485
Toho Co. Ltd.		3,600	94,631

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Toho Gas Co. Ltd.	†	13,000	$92,273
Tohoku Electric Power Co., Inc.	†	14,800	190,734
Tokio Marine Holdings, Inc.		22,216	750,633
Tokyo Electric Power Co., Inc.	*†	50,300	276,330
Tokyo Electron Ltd.	†	5,500	358,212
Tokyo Gas Co. Ltd.		78,000	363,593
Tokyo Tatemono Co. Ltd.		6,475	80,541
Tokyu Corp.		36,000	301,515
Tokyu Fudosan Holdings Corp.		16,300	110,636
TonenGeneral Sekiyu K.K.		9,000	81,406
Toppan Printing Co. Ltd.		16,000	134,148
Toray Industries, Inc.	†	49,000	418,173
Toshiba Corp.	*†	136,000	264,437
TOTO Ltd.	†	5,100	158,747
Toyo Seikan Group Holdings Ltd.		5,200	97,305
Toyo Suisan Kaisha Ltd.		2,800	100,510
Toyoda Gosei Co. Ltd.		2,300	44,357
Toyota Industries Corp.		5,100	229,041
Toyota Motor Corp.		89,400	4,741,365
Toyota Tsusho Corp.		7,100	160,289
Trend Micro, Inc.		3,700	135,420
Unicharm Corp.	†	12,200	265,537
United Urban Investment Corp. REIT		86	138,917
USS Co. Ltd.		7,600	121,274
West Japan Railway Co.		5,400	333,435
Yahoo! Japan Corp.	†	47,700	203,022
Yakult Honsha Co. Ltd.	†	3,000	132,726
Yamada Denki Co. Ltd.	†	21,500	101,630
Yamaguchi Financial Group, Inc.		6,000	54,475
Yamaha Corp.		5,200	156,425
Yamaha Motor Co. Ltd.		8,800	146,262
Yamato Holdings Co. Ltd.	†	11,100	221,301
Yamazaki Baking Co. Ltd.	†	3,482	73,291
Yaskawa Electric Corp.	†	7,400	85,341
Yokogawa Electric Corp.	†	7,200	74,369
Yokohama Rubber Co. Ltd. (The)	†	3,300	54,248

			88,634,572

Jersey, Channel Islands—0.1%
Randgold Resources Ltd.		3,213	292,328

Luxembourg—0.2%
ArcelorMittal	†	54,379	245,325
Millicom International Cellular SA SDR		2,313	126,173
RTL Group SA		1,371	115,996
SES SA FDR		10,320	301,910
Tenaris SA		16,009	198,636

			988,040

Macau—0.1%
MGM China Holdings Ltd.		35,200	53,913
Sands China Ltd.		76,494	312,280
Wynn Macau Ltd.	*	52,856	81,737

			447,930

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		7,631	104,215

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Netherlands—3.9%
Aegon NV		62,759	$344,910
Akzo Nobel NV		8,149	555,493
Altice NV, Class A	*	11,858	210,636
Altice NV, Class B	*	3,786	68,013
ASML Holding NV		11,495	1,156,793
Boskalis Westminster		2,982	116,873
Gemalto NV		2,769	204,386
Heineken Holding NV		3,383	263,379
Heineken NV		7,606	688,172
ING Groep NV CVA		126,934	1,518,997
Koninklijke Ahold NV		27,854	625,637
Koninklijke DSM NV		5,972	328,347
Koninklijke KPN NV		108,120	452,759
Koninklijke Philips NV		31,517	897,709
Koninklijke Vopak NV		2,611	129,858
NN Group NV		8,320	271,604
NXP Semiconductors NV	*	4,614	374,057
OCI NV	*	2,819	55,080
Qiagen NV	*	7,543	167,729
Randstad Holding NV		4,465	246,967
Royal Dutch Shell plc, Class A		129,874	3,135,935
Royal Dutch Shell plc, Class B		130,576	3,177,538
TNT Express NV		17,624	158,113
Wolters Kluwer NV		10,205	406,746

			15,555,731

New Zealand—0.2%
Auckland International Airport Ltd.		30,315	134,701
Contact Energy Ltd.		24,537	84,793
Fletcher Building Ltd.		21,957	119,690
Meridian Energy Ltd.		43,859	79,341
Mighty River Power Ltd.		27,973	56,505
Ryman Healthcare Ltd.		12,561	72,482
Spark New Zealand Ltd.		59,104	148,997

			696,509

Norway—0.6%
DnB ASA		32,352	382,022
Gjensidige Forsikring ASA		6,682	113,832
Norsk Hydro ASA		45,080	185,212
Orkla ASA		27,592	249,564
Schibsted ASA, Class A		2,481	72,383
Schibsted ASA, Class B	*	2,923	80,900
Statoil ASA		36,776	574,381
Telenor ASA		24,877	402,238
Yara International ASA		5,834	219,007

			2,279,539

Portugal—0.2%
Banco Comercial Portugues SA, Class R	*	753,906	30,581
Banco Espirito Santo SA (Registered)	*‡	71,807	163
EDP - Energias de Portugal SA		75,929	269,581
Galp Energia SGPS SA		13,550	170,146
Jeronimo Martins SGPS SA		8,917	145,766

			616,237

Singapore—1.3%
Ascendas Real Estate Investment Trust REIT		68,125	120,826
CapitaLand Commercial Trust Ltd. REIT		63,300	69,088
CapitaLand Ltd.		85,800	195,136

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CapitaLand Mall Trust REIT		76,600	$118,711
City Developments Ltd.		12,300	74,472
ComfortDelGro Corp. Ltd.		75,900	164,504
DBS Group Holdings Ltd.		58,130	662,215
Genting Singapore plc		213,800	132,364
Global Logistic Properties Ltd.		105,579	150,583
Golden Agri-Resources Ltd.		176,320	53,641
Hutchison Port Holdings Trust, Class U		177,500	89,956
Jardine Cycle & Carriage Ltd.		4,110	122,041
Keppel Corp. Ltd.		45,000	194,558
Oversea-Chinese Banking Corp. Ltd.		100,226	656,850
SembCorp Industries Ltd.		33,040	73,948
Sembcorp Marine Ltd.		29,400	35,935
Singapore Airlines Ltd.		18,700	158,449
Singapore Exchange Ltd.		27,800	163,817
Singapore Press Holdings Ltd.		56,700	168,176
Singapore Technologies Engineering Ltd.		50,800	121,652
Singapore Telecommunications Ltd.		263,459	745,761
StarHub Ltd.		21,030	52,289
Suntec Real Estate Investment Trust REIT		75,700	94,074
United Overseas Bank Ltd.		42,617	596,127
UOL Group Ltd.		15,300	68,143
Wilmar International Ltd.		67,000	167,075

			5,250,391

South Africa—0.1%
Investec plc		19,580	143,628
Mediclinic International plc		11,765	151,070
Mondi plc		11,426	218,502

			513,200

Spain—3.0%
Abertis Infraestructuras SA		16,978	278,769
ACS Actividades de Construccion y Servicios SA		6,678	198,605
Aena SA	*^	2,209	284,826
Amadeus IT Holding SA, Class A		14,195	607,034
Banco Bilbao Vizcaya Argentaria SA		211,466	1,396,366
Banco de Sabadell SA		160,181	287,661
Banco Popular Espanol SA		54,690	141,937
Banco Santander SA		480,222	2,109,078
Bankia SA		156,752	147,566
Bankinter SA		22,604	159,262
CaixaBank SA		88,706	261,467
CaixaBank SA	*‡	1,408	4,150
Distribuidora Internacional de Alimentacion SA		19,749	102,330
Enagas SA		7,053	211,694
Endesa SA		10,687	204,798
Ferrovial SA		15,607	334,941
Gas Natural SDG SA		11,393	230,010
Grifols SA		10,056	223,418
Iberdrola SA	†	179,768	1,196,708
Industria de Diseno Textil SA		36,183	1,212,840
Mapfre SA		35,523	76,452
Red Electrica Corp. SA		3,422	296,434
Repsol SA	†	36,786	413,620
Telefonica SA		147,884	1,652,843

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zardoya Otis SA	†	6,164	$71,547

			12,104,356

Sweden—2.9%
Alfa Laval AB		9,857	160,994
Assa Abloy AB, Class B		33,078	651,223
Atlas Copco AB, Class A		22,115	555,028
Atlas Copco AB, Class B		12,295	289,341
Boliden AB		9,398	149,914
Electrolux AB, Series B	*	8,094	212,547
Getinge AB, Class B		7,226	166,230
Hennes & Mauritz AB, Class B		31,476	1,047,652
Hexagon AB, Class B		8,745	339,878
Husqvarna AB, Class B		13,046	95,267
ICA Gruppen AB		2,448	80,910
Industrivarden AB, Class C		5,160	87,820
Investment AB Kinnevik, Class B		7,518	212,956
Investor AB, Class B	†	14,995	530,061
Lundin Petroleum AB	*	6,884	116,363
Nordea Bank AB		100,700	965,905
Sandvik AB		36,048	372,302
Securitas AB, Class B		11,106	183,654
Skandinaviska Enskilda Banken AB, Class A		50,025	477,050
Skanska AB, Class B		12,362	281,989
SKF AB, Class B	*	12,394	223,422
Svenska Cellulosa AB SCA, Class B		19,647	612,805
Svenska Handelsbanken AB, Class A		49,460	627,456
Swedbank AB, Class A	*	29,900	642,148
Swedish Match AB		6,404	217,083
Tele2 AB, Class B		10,010	92,650
Telefonaktiebolaget LM Ericsson, Class B		100,795	1,009,231
TeliaSonera AB		86,118	446,227
Volvo AB, Class B		50,775	556,124

			11,404,230

Switzerland—9.4%
ABB Ltd. (Registered)	*	72,995	1,422,038
Actelion Ltd. (Registered)	*	3,410	508,908
Adecco SA (Registered)	*	5,656	367,929
Aryzta AG	*	3,112	128,604
Baloise Holding AG (Registered)		1,623	206,011
Barry Callebaut AG (Registered)	*	67	72,642
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		32	198,273
Chocoladefabriken Lindt & Spruengli AG (Registered)		3	224,400
Cie Financiere Richemont SA (Registered)		17,313	1,143,532
Coca-Cola HBC AG	*	6,751	143,164
Credit Suisse Group AG (Registered)	*	59,475	839,903
Dufry AG (Registered)	*	1,356	166,536
EMS-Chemie Holding AG (Registered)		244	126,349
Galenica AG (Registered)		128	192,087
Geberit AG (Registered)		1,256	469,298
Givaudan SA (Registered)		312	611,458

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Glencore plc	*	404,786	$910,146
Julius Baer Group Ltd.	*	7,560	323,999
Kuehne + Nagel International AG (Registered)		1,765	250,835
LafargeHolcim Ltd. (Registered)	*	15,024	705,522
Lonza Group AG (Registered)	*	1,721	290,920
Nestle SA (Registered)		105,322	7,859,209
Novartis AG (Registered)		75,112	5,434,499
Pargesa Holding SA (Bearer)		1,053	67,112
Partners Group Holding AG		537	215,739
Roche Holding AG (Genusschein)		23,193	5,694,816
Schindler Holding AG (Participation Certificates)		1,445	266,210
Schindler Holding AG (Registered)		753	137,885
SGS SA (Registered)		185	390,641
Sika AG (Bearer)		73	288,981
Sonova Holding AG (Registered)		1,749	223,216
STMicroelectronics NV	†	21,997	122,441
Sulzer AG (Registered)	†	372	36,888
Swatch Group AG (The) (Bearer)	†	1,021	352,254
Swatch Group AG (The) (Registered)		1,759	118,361
Swiss Life Holding AG (Registered)	*	1,043	276,779
Swiss Prime Site AG (Registered)	*	2,221	195,681
Swiss Re AG		11,673	1,077,881
Swisscom AG (Registered)		860	466,773
Syngenta AG (Registered)		3,084	1,278,925
UBS Group AG (Registered)		121,601	1,956,078
Wolseley plc		8,607	485,857
Zurich Insurance Group AG	*	4,988	1,156,774

			37,405,554

United Kingdom—17.0%
3i Group plc		30,076	196,659
Aberdeen Asset Management plc		31,358	124,478
Admiral Group plc		7,030	199,730
Aggreko plc		8,068	124,591
Anglo American plc		47,329	373,156
ARM Holdings plc		46,384	675,411
Ashtead Group plc		16,866	208,851
Associated British Foods plc		11,740	563,258
AstraZeneca plc (London Exchange)		42,052	2,347,840
Auto Trader Group plc	^	30,644	171,456
Aviva plc		134,007	874,991
Babcock International Group plc		8,884	120,977
BAE Systems plc		104,620	763,128
Barclays plc		549,595	1,179,761
Barratt Developments plc		33,878	271,973
Berkeley Group Holdings plc		3,558	164,056
BP plc		603,424	3,019,151
British American Tobacco plc		61,451	3,593,406
British Land Co. plc (The) REIT		32,110	322,318
BT Group plc		282,106	1,781,262
Bunzl plc		10,608	307,704
Burberry Group plc		14,581	285,056
Capita plc		21,954	327,765

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Centrica plc		167,011	$545,602
CNH Industrial NV		30,780	208,972
Cobham plc		40,235	125,293
Compass Group plc		54,471	960,236
Croda International plc		4,456	194,027
Diageo plc		83,670	2,256,083
Direct Line Insurance Group plc		42,918	227,646
Dixons Carphone plc		33,098	202,275
easyJet plc		5,494	119,576
Fiat Chrysler Automobiles NV		27,964	225,664
G4S plc		50,896	138,883
GKN plc		53,341	220,850
GlaxoSmithKline plc		160,369	3,246,392
Hammerson plc REIT		25,062	207,910
Hargreaves Lansdown plc		8,745	168,413
HSBC Holdings plc (London Exchange)		645,925	4,016,985
ICAP plc		19,748	134,316
IMI plc		9,705	132,559
Imperial Brands plc		31,472	1,742,519
Inmarsat plc		14,615	206,158
InterContinental Hotels Group plc		7,468	307,281
International Consolidated Airlines Group SA		27,301	217,232
Intertek Group plc		5,252	238,466
Intu Properties plc REIT		32,811	147,120
ITV plc		127,249	439,712
J. Sainsbury plc		45,049	178,515
Johnson Matthey plc		6,049	237,789
Kingfisher plc		78,406	422,890
Land Securities Group plc REIT		26,203	413,157
Legal & General Group plc		196,451	661,933
Lloyds Banking Group plc		1,898,250	1,848,893
London Stock Exchange Group plc		10,353	418,212
Marks & Spencer Group plc		54,251	316,139
Meggitt plc		26,332	153,505
Merlin Entertainments plc	^	24,519	163,014
National Grid plc		124,410	1,760,322
Next plc		4,637	359,097
Old Mutual plc		163,165	450,683
Pearson plc		27,731	347,540
Persimmon plc		10,467	312,767
Petrofac Ltd.		8,125	107,229
Provident Financial plc		4,701	199,797
Prudential plc		84,351	1,569,643
Reckitt Benckiser Group plc		21,186	2,043,531
RELX NV		33,140	577,781
RELX plc		36,049	668,748
Rexam plc		22,892	208,090
Rio Tinto Ltd.	†	14,086	458,659
Rio Tinto plc		41,159	1,153,715
Rolls-Royce Holdings plc	*	60,632	592,576
Royal Bank of Scotland Group plc	*	115,058	366,886
Royal Mail plc		29,706	204,840
RSA Insurance Group plc		31,610	215,419
SABMiller plc		32,306	1,973,182
Sage Group plc (The)		34,151	307,919
Schroders plc		4,170	160,314
Segro plc REIT		25,734	151,370
Severn Trent plc		7,741	241,141
Sky plc		33,226	488,241

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Smith & Nephew plc		29,763	$489,683
Smiths Group plc		12,908	199,044
Sports Direct International plc	*	8,881	48,173
SSE plc		32,636	698,420
St James’s Place plc		17,583	231,187
Standard Chartered plc (London Exchange)		106,188	718,151
Standard Life plc		65,005	331,485
Tate & Lyle plc		16,575	137,374
Taylor Wimpey plc		111,016	302,559
Tesco plc	*	269,079	739,022
Travis Perkins plc		7,695	201,577
Unilever NV CVA		54,196	2,436,585
Unilever plc		42,667	1,923,973
United Utilities Group plc		21,525	284,928
Vodafone Group plc		874,356	2,778,405
Weir Group plc (The)		7,673	121,916
Whitbread plc		6,020	341,733
William Hill plc		30,484	142,625
Wm Morrison Supermarkets plc		76,511	217,894
Worldpay Group plc	*^	29,746	117,192
WPP plc		42,886	998,194

			67,820,805

United States—0.1%
Carnival plc		6,230	334,637

TOTAL COMMON STOCKS (Cost $403,484,869)			390,927,868

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG		1,934	154,399
FUCHS PETROLUB SE (Preference)		2,180	97,139
Henkel AG & Co. KGaA		5,877	646,515
Porsche Automobil Holding SE		4,803	248,242
Volkswagen AG (Preference)		6,035	766,006

TOTAL PREFERRED STOCKS (Cost $2,120,015)			1,912,301

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.243%	06/16/2016	‡‡	$270,000	269,894

TOTAL U.S. TREASURY OBLIGATIONS (Cost $269,862)				269,894

			Shares	Value
MONEY MARKET FUNDS—6.0%
Institutional Money Market Funds—6.0%
Dreyfus Institutional Cash Advantage Fund, 0.38%		††¥	3,850,000	3,850,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.39%		††¥	4,092,770	4,092,770
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%			¥695,162	695,162

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43%	††¥	3,850,000	$3,850,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.45%	††¥	3,800,000	3,800,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.44%	††¥	3,850,000	3,850,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.44%	††¥	3,850,000	3,850,000

TOTAL MONEY MARKET FUNDS (Cost $23,987,932)			23,987,932

TOTAL INVESTMENTS—104.5% (Cost $429,862,678)			417,097,995
Other assets less liabilities—(4.5%)			(18,082,434)

NET ASSETS—100.0%			$399,015,561

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $317,595)
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $1,057,546, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100.0% of total 144A securities held.
d	Security has no market value at March 31, 2016.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	11.0%
Pharmaceuticals	9.0%
Insurance	5.5%
Oil, Gas & Consumable Fuels	4.4%
Chemicals	3.5%
Automobiles	3.5%
Diversified Telecommunication Services	3.4%
Food Products	3.3%
Beverages	2.8%
Machinery	2.3%
Metals & Mining	2.1%
Real Estate Management & Development	2.0%
Real Estate Investment Trusts (REITs)	1.9%
Personal Products	1.9%
Media	1.8%
Wireless Telecommunication Services	1.8%
Electric Utilities	1.8%
Tobacco	1.8%
Food & Staples Retailing	1.7%
Capital Markets	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Industrial Conglomerates	1.6%
Hotels, Restaurants & Leisure	1.4%
Electrical Equipment	1.3%
Auto Components	1.3%
Road & Rail	1.3%
Multi-Utilities	1.2%
Diversified Financial Services	1.2%
Software	1.2%
Electronic Equipment, Instruments & Components	1.2%
Trading Companies & Distributors	1.2%
Aerospace & Defense	1.1%
Specialty Retail	1.1%
Household Durables	1.1%
Health Care Equipment & Supplies	0.9%
Construction & Engineering	0.9%
Semiconductors & Semiconductor Equipment	0.9%
Household Products	0.8%
Building Products	0.7%
Health Care Providers & Services	0.7%
Professional Services	0.7%
Commercial Services & Supplies	0.6%
Transportation Infrastructure	0.6%
Construction Materials	0.6%
Technology Hardware, Storage & Peripherals	0.6%
IT Services	0.6%
Gas Utilities	0.6%
Communications Equipment	0.5%
Biotechnology	0.5%
Air Freight & Logistics	0.4%
Multiline Retail	0.4%
Airlines	0.3%
Marine	0.2%
Leisure Products	0.2%
Paper & Forest Products	0.2%
Containers & Packaging	0.2%
Internet Software & Services	0.2%
Energy Equipment & Services	0.1%
Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Independent Power and Renewable Electricity Producers	0.1%

Vantagepoint Overseas Equity Index Fund
Health Care Technology	0.0%
Distributors	0.0%
Diversified Consumer Services	0.0%

98.0%
PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.2%
Chemicals	0.0%

0.5%
TOTAL COMMON STOCKS/PREFERRED STOCKS	98.5%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.0%

MONEY MARKET FUNDS
Institutional Money Market Funds	6.0%

TOTAL INVESTMENTS	104.5%
Other assets less liabilities	(4.5)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T		877,748	$8,786,261
Vantagepoint Core Bond Index Fund Class T		9,541,499	98,182,023
Vantagepoint Discovery Fund Class T		994,848	8,824,301
Vantagepoint Diversifying Strategies Fund Class T		4,455,580	43,130,015
Vantagepoint Equity Income Fund Class T		4,623,113	39,296,461
Vantagepoint Growth & Income Fund Class T		3,926,321	45,034,904
Vantagepoint Growth Fund Class T		3,152,553	36,096,727
Vantagepoint High Yield Fund Class T		6,904,974	59,313,726
Vantagepoint Inflation Focused Fund Class T		4,261,235	45,680,436
Vantagepoint International Fund Class T		3,932,012	39,320,116
Vantagepoint Low Duration Bond Fund Class T		16,392,874	164,584,457
Vantagepoint Select Value Fund Class T		1,642,880	16,018,075

TOTAL AFFILIATED MUTUAL FUNDS (Cost $613,953,238)			604,267,502

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $6,578,755)		161,550	5,586,399

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $56,295)	¥	56,295	56,295

TOTAL INVESTMENTS—100.0% (Cost $620,588,288)			609,910,196
Other assets less liabilities—(0.0%)			(189,200)

NET ASSETS—100.0%			$609,720,996

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T		5,033,763	$50,387,966
Vantagepoint Core Bond Index Fund Class T		24,751,158	254,689,413
Vantagepoint Discovery Fund Class T		3,926,323	34,826,488
Vantagepoint Diversifying Strategies Fund Class T		16,760,410	162,240,765
Vantagepoint Equity Income Fund Class T		18,835,838	160,104,621
Vantagepoint Growth & Income Fund Class T		18,898,452	216,765,247
Vantagepoint Growth Fund Class T		15,218,381	174,250,461
Vantagepoint High Yield Fund Class T		9,134,975	78,469,434
Vantagepoint Inflation Focused Fund Class T		5,082,452	54,483,881
Vantagepoint International Fund Class T		18,031,196	180,311,961
Vantagepoint Low Duration Bond Fund Class T		15,211,072	152,719,168
Vantagepoint Select Value Fund Class T		7,636,678	74,457,609

TOTAL AFFILIATED MUTUAL FUNDS (Cost $1,547,105,974)			1,593,707,014

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $31,324,620)		768,200	26,564,356

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $270,374)	¥	270,374	270,374

TOTAL INVESTMENTS—100.0% (Cost $1,578,700,968)			1,620,541,744
Other assets less liabilities—(0.0%)			(408,508)

NET ASSETS—100.0%			$1,620,133,236

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Aggressive Opportunities Fund Class T		10,704,952	$107,156,569
Vantagepoint Core Bond Index Fund Class T		24,086,379	247,848,835
Vantagepoint Discovery Fund Class T		6,551,370	58,110,649
Vantagepoint Diversifying Strategies Fund Class T		24,024,752	232,559,602
Vantagepoint Equity Income Fund Class T		33,756,614	286,931,223
Vantagepoint Growth & Income Fund Class T		28,838,115	330,773,181
Vantagepoint Growth Fund Class T		22,659,393	259,450,049
Vantagepoint High Yield Fund Class T		7,369,615	63,304,989
Vantagepoint International Fund Class T		34,269,128	342,691,283
Vantagepoint Select Value Fund Class T		15,057,207	146,807,765

TOTAL AFFILIATED MUTUAL FUNDS (Cost $2,036,162,812)			2,075,634,145

EXCHANGE TRADED FUND—2.1%
Vanguard FTSE Emerging Markets ETF (Cost $52,685,159)		1,279,250	44,236,465

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $450,570)	¥	450,570	450,570

TOTAL INVESTMENTS—100.0% (Cost $2,089,298,541)			2,120,321,180
Other assets less liabilities—(0.0%)			(529,725)

NET ASSETS—100.0%			$2,119,791,455

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Model Portfolio Global Equity Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T		6,822,470	$68,292,922
Vantagepoint Discovery Fund Class T		3,482,965	30,893,898
Vantagepoint Equity Income Fund Class T		9,809,089	83,377,257
Vantagepoint Growth & Income Fund Class T		9,168,907	105,167,359
Vantagepoint Growth Fund Class T		10,338,821	118,379,499
Vantagepoint International Fund Class T		25,360,364	253,603,643
Vantagepoint Overseas Equity Index Fund Class T		12,045,039	130,206,875
Vantagepoint Select Value Fund Class T		7,003,583	68,284,934

TOTAL AFFILIATED MUTUAL FUNDS (Cost $842,084,113)			858,206,387

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $20,254,724)		503,350	17,405,843

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $172,826)	¥	172,826	172,826

TOTAL INVESTMENTS—100.0% (Cost $862,511,663)			875,785,056
Other assets less liabilities—(0.0%)			(235,758)

NET ASSETS—100.0%			$875,549,298

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T		109,000	$1,091,085
Vantagepoint Core Bond Index Fund Class T		6,076,652	62,528,748
Vantagepoint Discovery Fund Class T		123,593	1,096,267
Vantagepoint Diversifying Strategies Fund Class T		2,070,938	20,046,675
Vantagepoint Equity Income Fund Class T		2,306,438	19,604,724
Vantagepoint Growth & Income Fund Class T		2,247,065	25,773,840
Vantagepoint Growth Fund Class T		1,015,569	11,628,260
Vantagepoint High Yield Fund Class T		1,996,036	17,145,946
Vantagepoint Inflation Focused Fund Class T		3,003,359	32,196,005
Vantagepoint International Fund Class T		2,102,923	21,029,226
Vantagepoint Low Duration Bond Fund Class T		7,899,338	79,309,356
Vantagepoint Mid/Small Company Index Fund Class T		531,555	9,068,324
Vantagepoint Select Value Fund Class T		111,676	1,088,841

TOTAL AFFILIATED MUTUAL FUNDS (Cost $315,511,403)			301,607,297

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $4,649,976)		114,800	3,969,784

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $60,686)	¥	60,686	60,686

TOTAL INVESTMENTS—100.0% (Cost $320,222,065)			305,637,767
Other assets less liabilities—(0.0%)			(127,075)

NET ASSETS—100.0%			$305,510,692

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2010 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T		52,420	$524,723
Vantagepoint Core Bond Index Fund Class T		5,330,013	54,845,832
Vantagepoint Discovery Fund Class T		59,066	523,919
Vantagepoint Diversifying Strategies Fund Class T		2,224,165	21,529,921
Vantagepoint Equity Income Fund Class T		2,241,606	19,053,649
Vantagepoint Growth & Income Fund Class T		1,837,386	21,074,814
Vantagepoint Growth Fund Class T		1,205,042	13,797,726
Vantagepoint High Yield Fund Class T		1,826,841	15,692,566
Vantagepoint Inflation Focused Fund Class T		2,482,779	26,615,393
Vantagepoint International Fund Class T		1,923,665	19,236,647
Vantagepoint Low Duration Bond Fund Class T		4,974,555	49,944,536
Vantagepoint Mid/Small Company Index Fund Class T		524,418	8,946,572
Vantagepoint Select Value Fund Class T		53,993	526,436

TOTAL AFFILIATED MUTUAL FUNDS (Cost $261,221,567)			252,312,734

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $3,870,175)		94,600	3,271,268

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $53,594)	¥	53,594	53,594

TOTAL INVESTMENTS—100.0% (Cost $265,145,336)			255,637,596
Other assets less liabilities—(0.0%)			(105,956)

NET ASSETS—100.0%			$255,531,640

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2015 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.3%
Vantagepoint Aggressive Opportunities Fund Class T		254,113	$2,543,669
Vantagepoint Core Bond Index Fund Class T		9,872,453	101,587,545
Vantagepoint Discovery Fund Class T		286,002	2,536,834
Vantagepoint Diversifying Strategies Fund Class T		5,687,109	55,051,220
Vantagepoint Equity Income Fund Class T		5,224,045	44,404,386
Vantagepoint Growth & Income Fund Class T		4,262,113	48,886,435
Vantagepoint Growth Fund Class T		3,185,606	36,475,185
Vantagepoint High Yield Fund Class T		2,978,786	25,587,770
Vantagepoint Inflation Focused Fund Class T		3,672,419	39,368,330
Vantagepoint International Fund Class T		4,737,707	47,377,072
Vantagepoint Low Duration Bond Fund Class T		8,756,078	87,911,024
Vantagepoint Mid/Small Company Index Fund Class T		1,007,571	17,189,159
Vantagepoint Select Value Fund Class T		260,878	2,543,559

TOTAL AFFILIATED MUTUAL FUNDS (Cost $524,711,183)			511,462,188

EXCHANGE TRADED FUND—1.7%
Vanguard FTSE Emerging Markets ETF (Cost $10,534,477)		257,350	8,899,163

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $144,626)	¥	144,626	144,626

TOTAL INVESTMENTS—100.0% (Cost $535,390,286)			520,505,977
Other assets less liabilities—(0.0%)			(182,745)

NET ASSETS—100.0%			$520,323,232

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2020 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T		439,755	$4,401,952
Vantagepoint Core Bond Index Fund Class T		13,651,801	140,477,035
Vantagepoint Discovery Fund Class T		494,750	4,388,431
Vantagepoint Diversifying Strategies Fund Class T		9,525,648	92,208,269
Vantagepoint Equity Income Fund Class T		9,303,881	79,082,986
Vantagepoint Growth & Income Fund Class T		7,171,394	82,255,888
Vantagepoint Growth Fund Class T		5,471,876	62,652,976
Vantagepoint High Yield Fund Class T		3,917,687	33,652,929
Vantagepoint Inflation Focused Fund Class T		3,408,555	36,539,705
Vantagepoint International Fund Class T		8,317,423	83,174,227
Vantagepoint Low Duration Bond Fund Class T		9,740,960	97,799,241
Vantagepoint Mid/Small Company Index Fund Class T		1,770,499	30,204,712
Vantagepoint Select Value Fund Class T		451,943	4,406,449

TOTAL AFFILIATED MUTUAL FUNDS (Cost $771,836,450)			751,244,800

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $17,884,869)		439,700	15,204,826

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $177,053)	¥	177,053	177,053

TOTAL INVESTMENTS—100.0% (Cost $789,898,372)			766,626,679
Other assets less liabilities—(0.0%)			(242,022)

NET ASSETS—100.0%			$766,384,657

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2025 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.6%
Vantagepoint Aggressive Opportunities Fund Class T		454,134	$4,545,885
Vantagepoint Core Bond Index Fund Class T		11,252,748	115,790,774
Vantagepoint Discovery Fund Class T		516,409	4,580,547
Vantagepoint Diversifying Strategies Fund Class T		9,012,062	87,236,762
Vantagepoint Equity Income Fund Class T		10,169,467	86,440,470
Vantagepoint Growth & Income Fund Class T		7,140,675	81,903,537
Vantagepoint Growth Fund Class T		5,592,473	64,033,818
Vantagepoint High Yield Fund Class T		3,307,910	28,414,948
Vantagepoint Inflation Focused Fund Class T		1,601,361	17,166,595
Vantagepoint International Fund Class T		8,328,929	83,289,286
Vantagepoint Low Duration Bond Fund Class T		5,521,787	55,438,742
Vantagepoint Mid/Small Company Index Fund Class T		1,981,815	33,809,764
Vantagepoint Select Value Fund Class T		466,431	4,547,700

TOTAL AFFILIATED MUTUAL FUNDS (Cost $685,834,499)			667,198,828

EXCHANGE TRADED FUND—2.4%
Vanguard FTSE Emerging Markets ETF (Cost $18,820,559)		468,150	16,188,627

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $177,307)	¥	177,307	177,307

TOTAL INVESTMENTS—100.0% (Cost $704,832,365)			683,564,762
Other assets less liabilities—(0.0%)			(159,488)

NET ASSETS—100.0%			$683,405,274

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2030 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.2%
Vantagepoint Aggressive Opportunities Fund Class T		435,333	$4,357,688
Vantagepoint Core Bond Index Fund Class T		7,664,399	78,866,667
Vantagepoint Discovery Fund Class T		494,119	4,382,836
Vantagepoint Diversifying Strategies Fund Class T		7,756,320	75,081,179
Vantagepoint Equity Income Fund Class T		10,037,847	85,321,697
Vantagepoint Growth & Income Fund Class T		6,280,679	72,039,393
Vantagepoint Growth Fund Class T		5,622,795	64,381,006
Vantagepoint High Yield Fund Class T		2,482,214	21,322,222
Vantagepoint Inflation Focused Fund Class T		412,910	4,426,398
Vantagepoint International Fund Class T		8,604,502	86,045,024
Vantagepoint Low Duration Bond Fund Class T		2,833,939	28,452,743
Vantagepoint Mid/Small Company Index Fund Class T		1,989,024	33,932,748
Vantagepoint Select Value Fund Class T		446,631	4,354,650

TOTAL AFFILIATED MUTUAL FUNDS (Cost $583,954,798)			562,964,251

EXCHANGE TRADED FUND—2.8%
Vanguard FTSE Emerging Markets ETF (Cost $18,939,157)		471,050	16,288,909

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $174,543)	¥	174,543	174,543

TOTAL INVESTMENTS—100.0% (Cost $603,068,498)			579,427,703
Other assets less liabilities—(0.0%)			(148,007)

NET ASSETS—100.0%			$579,279,696

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2035 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Aggressive Opportunities Fund Class T		351,084	$3,514,346
Vantagepoint Core Bond Index Fund Class T		4,187,415	43,088,503
Vantagepoint Discovery Fund Class T		402,475	3,569,955
Vantagepoint Diversifying Strategies Fund Class T		5,407,608	52,345,647
Vantagepoint Equity Income Fund Class T		8,119,772	69,018,058
Vantagepoint Growth & Income Fund Class T		4,632,122	53,130,440
Vantagepoint Growth Fund Class T		4,412,548	50,523,673
Vantagepoint High Yield Fund Class T		1,161,991	9,981,505
Vantagepoint Inflation Focused Fund Class T		108,638	1,164,603
Vantagepoint International Fund Class T		6,782,964	67,829,644
Vantagepoint Low Duration Bond Fund Class T		456,956	4,587,834
Vantagepoint Mid/Small Company Index Fund Class T		1,679,690	28,655,516
Vantagepoint Select Value Fund Class T		360,425	3,514,141

TOTAL AFFILIATED MUTUAL FUNDS (Cost $406,913,937)			390,923,865

EXCHANGE TRADED FUND—3.1%
Vanguard FTSE Emerging Markets ETF (Cost $14,545,365)		364,600	12,607,868

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $139,579)	¥	139,579	139,579

TOTAL INVESTMENTS—100.0% (Cost $421,598,881)			403,671,312
Other assets less liabilities—(0.0%)			(89,868)

NET ASSETS—100.0%			$403,581,444

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2040 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.6%
Vantagepoint Aggressive Opportunities Fund Class T		362,207	$3,625,694
Vantagepoint Core Bond Index Fund Class T		1,973,497	20,307,285
Vantagepoint Discovery Fund Class T		413,648	3,669,058
Vantagepoint Diversifying Strategies Fund Class T		5,147,755	49,830,265
Vantagepoint Equity Income Fund Class T		8,925,868	75,869,878
Vantagepoint Growth & Income Fund Class T		4,786,654	54,902,925
Vantagepoint Growth Fund Class T		4,511,931	51,661,606
Vantagepoint High Yield Fund Class T		640,437	5,501,354
Vantagepoint International Fund Class T		7,074,004	70,740,045
Vantagepoint Mid/Small Company Index Fund Class T		1,780,852	30,381,337
Vantagepoint Select Value Fund Class T		371,591	3,623,014

TOTAL AFFILIATED MUTUAL FUNDS (Cost $385,901,896)			370,112,461

EXCHANGE TRADED FUND—3.4%
Vanguard FTSE Emerging Markets ETF (Cost $15,004,232)		376,850	13,031,473

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $160,858)	¥	160,858	160,858

TOTAL INVESTMENTS—100.0% (Cost $401,066,986)			383,304,792
Other assets less liabilities—(0.0%)			(105,329)

NET ASSETS—100.0%			$383,199,463

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2045 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T		173,565	$1,737,383
Vantagepoint Core Bond Index Fund Class T		60,576	623,327
Vantagepoint Discovery Fund Class T		197,888	1,755,270
Vantagepoint Diversifying Strategies Fund Class T		2,372,373	22,964,571
Vantagepoint Equity Income Fund Class T		4,537,697	38,570,421
Vantagepoint Growth & Income Fund Class T		2,060,831	23,637,732
Vantagepoint Growth Fund Class T		2,292,967	26,254,472
Vantagepoint High Yield Fund Class T		202,050	1,735,614
Vantagepoint International Fund Class T		3,320,437	33,204,373
Vantagepoint Mid/Small Company Index Fund Class T		862,699	14,717,649
Vantagepoint Select Value Fund Class T		177,928	1,734,802

TOTAL AFFILIATED MUTUAL FUNDS (Cost $180,707,495)			166,935,614

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $7,216,854)		183,050	6,329,869

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $75,147)	¥	75,147	75,147

TOTAL INVESTMENTS—100.0% (Cost $187,999,496)			173,340,630
Other assets less liabilities—(0.0%)			(35,598)

NET ASSETS—100.0%			$173,305,032

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2050 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.4%
Vantagepoint Aggressive Opportunities Fund Class T		73,188	$732,615
Vantagepoint Discovery Fund Class T		83,509	740,724
Vantagepoint Diversifying Strategies Fund Class T		1,001,448	9,694,019
Vantagepoint Equity Income Fund Class T		1,974,726	16,785,168
Vantagepoint Growth & Income Fund Class T		855,600	9,813,736
Vantagepoint Growth Fund Class T		952,425	10,905,270
Vantagepoint High Yield Fund Class T		85,206	731,917
Vantagepoint International Fund Class T		1,403,834	14,038,343
Vantagepoint Mid/Small Company Index Fund Class T		364,948	6,226,016
Vantagepoint Select Value Fund Class T		74,969	730,944

TOTAL AFFILIATED MUTUAL FUNDS (Cost $77,489,870)			70,398,752

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $2,981,202)		76,650	2,650,557

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $44,615)	¥	44,615	44,615

TOTAL INVESTMENTS—100.1% (Cost $80,515,687)			73,093,924
Other assets less liabilities—(0.1%)			(36,648)

NET ASSETS—100.0%			$73,057,276

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Vantagepoint Milestone 2055 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.1%
Vantagepoint Aggressive Opportunities Fund Class T		511	$5,112
Vantagepoint Discovery Fund Class T		580	5,148
Vantagepoint Diversifying Strategies Fund Class T		6,798	65,801
Vantagepoint Equity Income Fund Class T		13,745	116,834
Vantagepoint Growth & Income Fund Class T		5,889	67,544
Vantagepoint Growth Fund Class T		6,495	74,363
Vantagepoint High Yield Fund Class T		585	5,025
Vantagepoint International Fund Class T		9,562	95,622
Vantagepoint Mid/Small Company Index Fund Class T		2,557	43,617
Vantagepoint Select Value Fund Class T		520	5,073

TOTAL AFFILIATED MUTUAL FUNDS (Cost $481,170)			484,139

EXCHANGE TRADED FUND—3.9%
Vanguard FTSE Emerging Markets ETF (Cost $17,977)		570	19,710

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.43% (Cost $306)	¥	306	306

TOTAL INVESTMENTS—100.1% (Cost $499,453)			504,155
Other assets less liabilities—(0.1%)			(371)

NET ASSETS—100.0%			$503,784

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Company’s Board of Directors (“Board”) has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) and officers of the Vantageppoint Funds (the “Company”). When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.
In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the three months period ended March 31, 2016 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2016, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$377,977,134	$—	$377,977,134
Floating Rate Loans	—	3,893,364	—	3,893,364
Mortgage-Backed Securities	—	93,598,295	—	93,598,295
U.S. Treasury Obligations	—	133,568,719	—	133,568,719
Government Related Obligations	—	18,497,329	—	18,497,329
Asset-Backed Securities	—	130,264,751	—	130,264,751
Money Market Funds	53,338,471	—	—	53,338,471

Total Investments in Securities	$53,338,471	$757,799,592	$—	$811,138,063

Derivative Instruments:
Assets:
Forward Currency Contracts	—	36,232	—	36,232

Total Assets	$—	$36,232	$—	$36,232

Liabilities:
Futures	(48,200)	—	—	(48,200)
Forward Currency Contracts	—	(190,649)	—	(190,649)

Total Liabilities	$(48,200)	$(190,649)	$—	$(238,849)

Total Derivative Instruments	$(48,200)	$(154,417)	$—	$(202,617)

Inflation Focused Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$40,292,751	$—	$40,292,751
Mortgage-Backed Securities	—	10,882,137	—	10,882,137
U.S. Treasury Obligations	—	435,507,860	—	435,507,860
Government Related Obligations	—	3,939,833	—	3,939,833
Asset-Backed Securities	—	14,526,406	—	14,526,406
Purchased Options	30,438	305,032	—	335,470
Money Market Funds	14,846,011	—	—	14,846,011

Total Investments in Securities	$14,876,449	$505,454,019	$—	$520,330,468

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	92,268	—	—	92,268
Forward Currency Contracts	—	87,152	—	87,152
Swap Agreements	—	817,209	—	817,209

Total Assets	$92,268	$904,361	$—	$996,629

Liabilities:
Written Options	(7,750)	(303,486)	—	(311,236)
Futures	(81,535)	—	—	(81,535)
Forward Currency Contracts	—	(80,179)	—	(80,179)
Swap Agreements	—	(4,400,488)	—	(4,400,488)

Total Liabilities	$(89,285)	$(4,784,153)	$—	$(4,873,438)

Total Derivative Instruments	$2,983	$(3,879,792)	$—	$(3,876,809)

High Yield Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$29,618	$—	$—	$29,618
Preferred Stocks	1,099,886	—	—	1,099,886
Convertible Preferred Stocks	—	17,000	—	17,000
Corporate Obligations	—	328,195,333	—	328,195,333
Floating Rate Loans	—	2,670,871	—	2,670,871
Mortgage-Backed Securities	—	9,503,019	—	9,503,019
Asset-Backed Securities	—	3,148,814	—	3,148,814
Money Market Funds	36,570,416	—	—	36,570,416

Total Investments in Securities	$37,699,920	$343,535,037	$—	$381,234,957

Derivative Instruments:
Assets:
Futures	118,444	—	—	118,444
Forward Currency Contracts	—	5,385	—	5,385

Total Assets	$118,444	$5,385	$—	$123,829

Liabilities:
Futures	(14,090)	—	—	(14,090)
Forward Currency Contracts	—	(1,045,984)	—	(1,045,984)

Total Liabilities	$(14,090)	$(1,045,984)	$—	$(1,060,074)

Total Derivative Instruments	$104,354	$(1,040,599)	$—	$(936,245)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,794,021,316	$23,968,161	$—	$1,817,989,477
Money Market Funds	227,607,093	—	—	227,607,093

Total Investments in Securities	$2,021,628,409	$23,968,161	$—	$2,045,596,570

Derivative Instruments:
Assets:
Futures	65,042	—	—	65,042

Total Assets	$65,042	$—	$—	$65,042

Total Derivative Instruments	$65,042	$—	$—	$65,042

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,687,502,953	$11,405,606	$—	$1,698,908,559
Money Market Funds	117,723,335	—	—	117,723,335

Total Investments in Securities	$1,805,226,288	$11,405,606	$—	$1,816,631,894

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,195,759,751	$6,131,266	$—	$2,201,891,017
Money Market Funds	155,449,058	—	—	155,449,058

Total Investments in Securities	$2,351,208,809	$6,131,266	$—	$2,357,340,075

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$389,382,710	$—	$—	$389,382,710
Money Market Funds	35,643,243	—	—	35,643,243

Total Investments in Securities	$425,025,953	$—	$—	$425,025,953

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$942,570,752	$—	$—	$942,570,752
Money Market Funds	148,513,158	—	—	148,513,158

Total Investments in Securities	$1,091,083,910	$—	$—	$1,091,083,910

Derivative Instruments:
Assets:
Futures	20,845	—	—	20,845

Total Assets	$20,845	$—	$—	$20,845

Total Derivative Instruments	$20,845	$—	$—	$20,845

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$234,405,760	$3,515,476	$—	$237,921,236
Corporate Obligations	—	98,379,976	—	98,379,976
Mortgage-Backed Securities	—	25,473,785	—	25,473,785
U.S. Treasury Obligations	—	83,973,004	—	83,973,004
Government Related Obligations	—	3,049,443	—	3,049,443
Asset-Backed Securities	—	21,728,790	—	21,728,790
Money Market Funds	50,432,000	—	—	50,432,000

Total Investments in Securities	$284,837,760	$236,120,474	$—	$520,958,234

Derivative Instruments:
Assets:
Futures	7,504,603	—	—	7,504,603
Forward Currency Contracts	—	19,412	—	19,412

Total Assets	$7,504,603	$19,412	$—	$7,524,015

Liabilities:
Forward Currency Contracts	—	(96,791)	—	(96,791)

Total Liabilities	$—	$(96,791)	$—	$(96,791)

Total Derivative Instruments	$7,504,603	$(77,379)	$—	$7,427,224

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$185,579,770	$1,447,594,590	$—	$1,633,174,360
Preferred Stocks	3,868,942	4,020,750	—	7,889,692
Money Market Funds	95,257,184	—	—	95,257,184

Total Investments in Securities	$284,705,896	$1,451,615,340	$—	$1,736,321,236

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$48,986,395	$—	$—	$48,986,395
Convertible Preferred Stocks	16,679,151	709,920	—	17,389,071
Corporate Obligations	—	246,585,982	—	246,585,982
Floating Rate Loans	—	3,093,656	—	3,093,656
Mortgage-Backed Securities	—	52,885,829	—	52,885,829
Convertible Debt Obligations	—	332,791,883	—	332,791,883
U.S. Treasury Obligations	—	141,753,372	—	141,753,372
Government Related Obligations	—	27,138,534	—	27,138,534
Asset-Backed Securities	—	29,996,165	—	29,996,165
Money Market Funds	38,403,374	—	—	38,403,374

Total Investments in Securities	$104,068,920	$834,955,341	$—	$939,024,261

Derivative Instruments:
Assets:
Futures	10,729,973	—	—	10,729,973
Forward Currency Contracts	—	42,352	—	42,352

Total Assets	$10,729,973	$42,352	$—	$10,772,325

Liabilities:
Futures	(16,418)	—	—	(16,418)
Forward Currency Contracts	—	(256,064)	—	(256,064)

Total Liabilities	$(16,418)	$(256,064)	$—	$(272,482)

Total Derivative Instruments	$10,713,555	$(213,712)	$—	$10,499,843

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$424,646,608	$—	$424,646,608
Mortgage-Backed Securities	—	506,681,471	—	506,681,471
U.S. Treasury Obligations	—	605,940,185	—	605,940,185
Government Related Obligations	—	128,183,843	—	128,183,843
Asset-Backed Securities	—	9,684,760	—	9,684,760
Money Market Funds	108,301,936	—	—	108,301,936

Total Investments in Securities	$108,301,936	$1,675,136,867	$—	$1,783,438,803

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$930,363,546	$—	$—	$930,363,546
U.S. Treasury Obligations	—	1,109,545	—	1,109,545
Money Market Funds	40,578,281	—	—	40,578,281

Total Investments in Securities	$970,941,827	$1,109,545	$—	$972,051,372

Derivative Instruments:
Assets:
Futures	693,552	—	—	693,552

Total Assets	$693,552	$—	$—	$693,552

Total Derivative Instruments	$693,552	$—	$—	$693,552

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$879,063,998	$—	$—	$879,063,998
U.S. Treasury Obligations	—	334,869	—	334,869
Rights	—	13,162	—	13,162
Warrants	—	—	—	—
Money Market Funds	39,937,029	—	—	39,937,029

Total Investments in Securities	$919,001,027	$348,031	$—	$919,349,058

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	53,461	—	—	53,461

Total Assets	$53,461	$—	$—	$53,461

Total Derivative Instruments	$53,461	$—	$—	$53,461

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$696,446,841	$12,562	$—	$696,459,403
U.S. Treasury Obligations	—	184,925	—	184,925
Rights	—	50,904	—	50,904
Warrants	—	—	—	—
Money Market Funds	83,153,155	—	—	83,153,155

Total Investments in Securities	$779,599,996	$248,391	$—	$779,848,387

Derivative Instruments:
Assets:
Futures	98,416	—	—	98,416

Total Assets	$98,416	$—	$—	$98,416

Total Derivative Instruments	$98,416	$—	$—	$98,416

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,482,261	$389,445,607	$—	$390,927,868
Preferred Stocks	—	1,912,301	—	1,912,301
U.S. Treasury Obligations	—	269,894	—	269,894
Money Market Funds	23,987,932	—	—	23,987,932

Total Investments in Securities	$25,470,193	$391,627,802	$—	$417,097,995

Derivative Instruments:
Liabilities:
Futures	(12,874)	—	—	(12,874)

Total Liabilities	$(12,874)	$—	$—	$(12,874)

Total Derivative Instruments	$(12,874)	$—	$—	$(12,874)

See Schedule of Investments for identification of securities by industry classification.

As of March 31, 2016, the funds did not hold significant investments in Level 3 securities. During the year-to-date period ended March 31, 2016, the Diversifying Strategies Fund had securities transferred from Level 2 to Level 1 with a total market value of $156,420, or 0.02% of the net assets of the fund. The Mid/Small Company Index Fund had securities transferred from Level 1 to Level 2 with a total market value of $12,562 and from Level 2 to Level 1 with a total market value of $836, or 0.00% and 0.00% of the net assets of the fund, respectively. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller. In the case of a bankruptcy or other organizational proceeding of the counterparty, the fund may obtain no or limited recovery and any recovery may be significantly delayed.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

BRL	— Brazilian Real	JPY	— Japanese Yen
CAD	— Canadian Dollar	MXN	— Mexican Peso
CHF	— Swiss Franc	NOK	— Norwegian Krona
EUR	— European Monetary Unit	TWD	— Taiwanese Dollar
GBP	— British Pound‘	USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MSE	— Montreal Exchange
CME	— Chicago Mercantile Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Deutschland Exchange

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Credit Default Swaps

Single-name credit default swaps normally will be priced based on a snapshot of the relevant issuer-specific credit curve, which is constructed from actual and/or indicative independent broker-dealer credit default swap spreads, and input into a credit default swap valuation model. Multiple-name credit default swaps (e.g., based on one or more indexes) normally will be priced according to a methodology similar to that used for single-name credit default swaps, except that the curve used for multiple-name credit default swaps is the relevant index-specific credit curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular credit default swap, the fair value of the credit default swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of March 31, 2016, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$810,994,298	$3,501,101	$3,357,336	$143,765
Inflation Focused	515,566,733	7,687,920	2,924,185	4,763,735
High Yield	410,918,026	5,035,522	34,718,591	(29,683,069)
Equity Income	1,970,934,293	263,269,993	188,607,716	74,662,277
Growth & Income	1,542,107,828	356,874,930	82,350,864	274,524,066
Growth	2,093,391,964	304,542,647	40,594,536	263,948,111
Select Value	394,245,033	46,205,343	15,424,423	30,780,920
Aggressive Opportunities	995,024,275	163,157,696	67,098,061	96,059,635
Discovery	514,688,660	15,107,190	8,837,616	6,269,574
International	1,690,899,739	180,315,433	134,893,936	45,421,497
Diversifying Strategies	938,408,432	18,394,908	17,779,079	615,829
Core Bond Index	1,757,659,807	37,611,768	11,832,772	25,778,996
500 Stock Index	659,210,649	335,303,168	22,462,445	312,840,723
Broad Market Index	547,515,260	421,543,973	49,710,175	371,833,798
Mid/Small Company Index	681,266,276	180,037,348	81,455,237	98,582,111
Overseas Equity Index	435,672,897	31,549,472	50,124,374	(18,574,902)
Model Portfolio Conservative Growth	627,621,355	7,462,225	25,173,384	(17,711,159)
Model Portfolio Traditional Growth	1,609,266,373	50,438,498	39,163,127	11,275,371
Model Portfolio Long-Term Growth	2,112,361,074	65,763,013	57,802,907	7,960,106
Model Portfolio Global Equity Growth	879,230,035	38,181,326	41,626,305	(3,444,979)
Milestone Retirement Income	321,991,627	255,802	16,609,662	(16,353,860)
Milestone 2010	266,859,494	1,790,372	13,012,270	(11,221,898)
Milestone 2015	543,091,875	3,900,015	26,485,913	(22,585,898)
Milestone 2020	801,011,390	5,261,936	39,646,647	(34,384,711)
Milestone 2025	713,947,330	5,767,830	36,150,398	(30,382,568)
Milestone 2030	609,662,499	4,473,098	34,707,894	(30,234,796)
Milestone 2035	426,535,756	3,985,178	26,849,622	(22,864,444)
Milestone 2040	406,436,663	3,899,060	27,030,931	(23,131,871)
Milestone 2045	189,157,544	11,126	15,828,040	(15,816,914)
Milestone 2050	81,605,843	—	8,511,919	(8,511,919)
Milestone 2055	499,454	6,854	2,153	4,701

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives (i.e. to manage risk or to obtain or adjust investment exposure, as applicable). The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each applicable fund during the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of March 31, 2016, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
173	CBT	U.S. 2 Year Treasury Note	June 2016	$37,843,750	$(18,337)

Sold
78	CBT	U.S. 5 Year Treasury Note	June 2016	$9,450,797	$(29,863)

					$(48,200)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
9	MSE	Canadian 10 Year Bond	June 2016	$977,648	$(5,520)
79	CBT	U.S. 10 Year Treasury Note	June 2016	10,300,859	11,805
46	CBT	U.S. 2 Year Treasury Note	June 2016	10,062,500	33,930
42	CBT	U.S. 5 Year Treasury Note	June 2016	5,088,891	6,108

					$46,323

Sold
25	EUX	Euro—Bobl	June 2016	$3,729,467	$12,116
7	CBT	U.S. 10 Year Ultra Treasury Note	June 2016	985,250	(744)
52	CBT	U.S. 5 Year Treasury Note	June 2016	6,300,531	(48,007)
23	CBT	U.S. Long Bond	June 2016	3,782,063	(27,264)
40	CBT	U.S. Ultra Bond	June 2016	6,901,250	28,309

					$(35,590)

					$10,733

High Yield Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
109	CBT	U.S. 2 Year Treasury Note	June 2016	$23,843,750	$6,458
86	CBT	U.S. 5 Year Treasury Note	June 2016	10,420,109	111,986
10	CBT	U.S. Ultra Bond	June 2016	1,725,313	(14,090)

					$104,354

Equity Income Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
8	CME	E-MINI S&P 500 Index	June 2016	$820,600	$14,909
14	CME	E-MINI S&P MidCap 400	June 2016	2,017,680	50,133

					$65,042

Aggressive Opportunities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
4	CME	E-MINI S&P MidCap 400	June 2016	$576,480	$15,576
2	CME	NASDAQ 100 E-MINI	June 2016	179,050	5,269

					$20,845

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
2,141	NYF	MINI Russell 2000 Index	June 2016	$237,565,360	$7,504,603

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,587	NYF	MINI Russell 2000 Index	June 2016	$287,053,520	$10,713,524
22	CBT	U.S. 2 Year Treasury Note	June 2016	4,812,500	16,449

					$10,729,973

Sold
43	CBT	U.S. 5 Year Treasury Note	June 2016	$5,210,055	$(16,418)

					$10,713,555

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
212	CME	E-MINI S&P 500 Index	June 2016	$21,745,900	$693,552

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
58	CME	E-MINI S&P 500 Index	June 2016	$5,949,350	$38,875
4	CME	E-MINI S&P MidCap 400	June 2016	576,480	5,662
6	NYF	MINI Russell 2000 Index	June 2016	665,760	8,924

					$53,461

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
11	CME	E-MINI S&P MidCap 400	June 2016	$1,585,320	$39,675
17	NYF	MINI Russell 2000 Index	June 2016	1,886,320	58,741

					$98,416

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
72	NYF	MINI MSCI EAFE Equity Index	June 2016	$5,851,800	$(12,874)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the U.S. dollar value of securities denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of March 31, 2016, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	EUR	05/16/2016	$1,958,285	$1,993,892	$35,607
Purchase	HSBC Bank plc	USD	GBP	04/08/2016	3,961,509	3,939,681	(21,828)

							$13,779

Sale	Citibank NA	EUR	USD	05/16/2016	$1,983,310	$1,993,892	$(10,582)
Sale	Citibank NA	EUR	USD	07/14/2016	1,925,378	1,924,753	625
Sale	HSBC Bank plc	GBP	USD	04/11/2016	990,672	1,003,960	(13,288)
Sale	Bank of America NA	JPY	USD	04/08/2016	3,964,250	4,109,201	(144,951)

							$(168,196)

							$(154,417)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Focused Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	Morgan Stanley Co., Inc.	USD	BRL	04/04/2016	$528,523	$552,838	$24,315
Purchase	Morgan Stanley Co., Inc.	USD	EUR	05/13/2016	764,175	769,783	5,608
Purchase	JPMorgan Chase Bank NA	USD	EUR	05/13/2016	38,517	40,314	1,797
Purchase	JPMorgan Chase Bank NA	USD	MXN	04/14/2016	366,994	388,357	21,363
Purchase	JPMorgan Chase Bank NA	USD	NOK	04/06/2016	730,031	758,391	28,360

							$81,443

Sale	Morgan Stanley Co., Inc.	BRL	USD	04/04/2016	$543,474	$552,840	$(9,366)
Sale	JPMorgan Chase Bank NA	CAD	USD	04/08/2016	515,133	532,026	(16,893)
Sale	JPMorgan Chase Bank NA	EUR	USD	05/13/2016	457,153	469,038	(11,885)
Sale	Morgan Stanley Co., Inc.	EUR	USD	05/13/2016	264,157	272,691	(8,534)
Sale	Morgan Stanley Co., Inc.	GBP	USD	05/12/2016	635,758	638,360	(2,602)
Sale	Morgan Stanley Co., Inc.	NOK	USD	04/06/2016	745,550	758,344	(12,794)
Sale	Morgan Stanley Co., Inc.	TWD	USD	05/20/2016	779,853	792,249	(12,396)

							$(74,470)

							$6,973

High Yield Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2016	Net Unrealized Appreciation/ (Depreciation)
Sale	JPMorgan Chase Bank NA	CHF	USD	04/04/2016	$140,878	$145,233	$(4,355)
Sale	JPMorgan Chase Bank NA	CHF	USD	05/06/2016	145,765	146,047	(282)
Sale	JPMorgan Chase Bank NA	EUR	USD	04/04/2016	21,404,005	22,307,791	(903,786)
Sale	JPMorgan Chase Bank NA	EUR	USD	05/06/2016	22,933,127	22,962,841	(29,714)
Sale	JPMorgan Chase Bank NA	GBP	USD	04/04/2016	5,631,770	5,739,617	(107,847)
Sale	JPMorgan Chase Bank NA	GBP	USD	05/06/2016	4,909,232	4,903,847	5,385

							$(1,040,599)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	EUR	05/16/2016	$1,046,284	$1,065,309	$19,025
Purchase	HSBC Bank plc	USD	GBP	04/08/2016	2,169,226	2,157,273	(11,953)

							$7,072

Sale	Citibank NA	EUR	USD	05/16/2016	$1,059,654	$1,065,308	$(5,654)
Sale	Citibank NA	EUR	USD	07/14/2016	1,192,227	1,191,840	387
Sale	Bank of America NA	JPY	USD	04/08/2016	2,165,592	2,244,776	(79,184)

							$(84,451)

							$(77,379)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	05/16/2016	$2,351,458	$2,393,810	$42,352
Purchase	JPMorgan Chase Bank NA	USD	GBP	04/08/2016	4,816,884	4,791,387	(25,497)

							$16,855

Sale	JPMorgan Chase Bank NA	EUR	USD	04/11/2016	$1,121,773	$1,164,328	$(42,555)
Sale	JPMorgan Chase Bank NA	EUR	USD	05/16/2016	2,381,322	2,393,810	(12,488)
Sale	JPMorgan Chase Bank NA	EUR	USD	07/14/2016	2,560,317	2,560,629	(312)
Sale	JPMorgan Chase Bank NA	JPY	USD	04/08/2016	4,814,659	4,989,871	(175,212)

							$(230,567)

							$(213,712)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended March 31, 2016, was as follows:

	Call Options		Put Options		Total
Inflation Focused	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2015	—	$—	—	$—	—	$—

Written	393	55,078	62	19,285	455	74,363
Closed	(270)	(29,366)	(62)	(19,285)	(332)	(48,651)
Expired	(61)	(17,083)	—	—	(61)	(17,083)

Ending balance as of 03/31/2016	62	$8,629	—	$—	62	$8,629

As of March 31, 2016, the following fund had open written option contracts:

Inflation Focused Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Written Call	U.S. 10 Year Treasury Note	62	$132.00	4/22/2016	$879

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution facility. A fund posts initial and variation margin to support its obligations under cleared swaps. Centralized clearing will be required for additional categories of swaps on a phased in basis based on Commodity Futures Trading Commission approval of contracts for central clearing. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. Swaps can also be based on credit and other events. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also includes counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of March 31, 2016, the Inflation Focused Fund had the following swaps outstanding:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation (Depreciation)
1.04%	3 Month CDOR	05/28/2017	CAD	5,030,000	$—	$2,220
1.05%	3 Month CDOR	06/05/2017	CAD	4,680,000	—	(17,836)
1.92%	3 Month BBSW	10/30/2017	AUD	3,430,000	—	(9,150)
2.00%	3 Month Libor	12/16/2020	USD	100,000	(2,445)	(1,452)
2.10%	3 Month BBSW	05/29/2017	AUD	6,660,000	—	53,420
2.22%	3 Month BBSW	06/09/2017	AUD	5,880,000	—	40,410
2.40%	6 Month Libor	06/05/2045	GBP	160,000	—	(41,496)
2.50%	3 Month Libor	06/15/2046	USD	100,000	(8,970)	1,186
2.63%	3 Month Libor	11/10/2035	USD	570,000	—	(62,277)
2.69%	3 Month Libor	08/06/2045	USD	150,000	—	(18,991)
2.72%	3 Month Libor	11/10/2045	USD	430,000	—	(60,550)
2.75%	3 Month Libor	06/17/2025	USD	1,500,000	(99,730)	(62,277)
2.75%	3 Month Libor	06/19/2043	USD	1,000,000	117,550	(257,947)
3.25%	3 Month Libor	06/17/2045	USD	800,000	(103,508)	(101,570)
3.37%	3 Month BKBM	06/09/2017	NZD	9,220,000	—	(140,357)
3.50%	3 Month Libor	12/18/2043	USD	700,000	25,066	(237,635)
3.50%	3 Month Libor	12/17/2044	USD	2,200,000	(88,530)	(592,495)
3.75%	3 Month Libor	06/18/2044	USD	300,000	(23,448)	(84,976)
3 Month BKBM	4.07%	06/09/2025	NZD	1,075,000	—	76,876
3 Month Libor	1.81%	06/09/2020	USD	12,848,000	—	446,199
6 Month BBSW	3.38%	06/09/2025	AUD	640,000	—	34,008
6 Month BBSW	3.08%	05/29/2025	AUD	1,030,000	—	35,052
6 Month Libor	1.65%	06/05/2020	GBP	1,700,000	—	78,560

					$(184,015)	$(921,078)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	1.39%	CPI Urban Consumers NSA	07/15/2018	USD 1,070,000	$—	$(10,227)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	(245)	(29,427)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(298,577)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 2,900,000	42,218	(380,876)
Citibank NA	1.71%	CPI Urban Consumers NSA	04/15/2019	USD 2,220,000	—	(24,099)
Citibank NA	1.75%	CPI Urban Consumers NSA	04/15/2020	USD 6,425,000	—	(77,637)
Citibank NA	1.89%	CPI Urban Consumers NSA	01/15/2022	USD 3,160,000	—	(62,572)
Citibank NA	1.90%	CPI Urban Consumers NSA	01/15/2020	USD 2,130,000	—	(29,232)
Citibank NA	1.90%	CPI Urban Consumers NSA	07/15/2022	USD 4,230,000	—	(69,220)
Citibank NA	1.92%	CPI Urban Consumers NSA	07/15/2022	USD 5,310,000	—	(98,937)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2020	USD 2,660,000	—	(38,779)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2021	USD 4,750,000	—	(85,013)
Citibank NA	1.96%	CPI Urban Consumers NSA	07/15/2021	USD 3,190,000	—	(60,354)
Citibank NA	1.96%	CPI Urban Consumers NSA	01/15/2023	USD 1,570,000	—	(40,427)
Deutsche Bank AG	1.47%	CPI Urban Consumers NSA	11/21/2016	USD 500,000	—	(8,956)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD 375,000	—	(4,483)
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	(64,032)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	(99,341)
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	(56,474)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	(78,852)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(63,432)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(62,039)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 4,100,000	(8,702)	(104,104)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	$—	$(262,363)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	(161,938)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(30,444)
Royal Bank of Scotland plc	1.55%	CPI Urban Consumers NSA	11/05/2016	USD 7,500,000	—	(148,327)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(243,242)

					$41,303	$(2,693,404)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Corporate and Government Issues
Advanced Micro Devices, Inc.	Citibank NA	Buy	5.00%	—	03/20/2019	USD 85,000	$5,737	$9,418
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 140,000	(6,934)	18,602
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 160,000	(8,211)	21,258

							$(9,408)	$49,278

Credit Default on Indices
CMBX.NA.BBB. Series 6 Index	Citibank NA	Sell	—	3.00%	05/11/2063	USD 265,000	$2,330	$(18,075)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations. When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.
Written swaption activity for the year-to-date period ended March 31, 2016, was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2015	—	$—	8,400,000	$280,000	8,400,000	$280,000

Written	—	—	17,900,000	365,166	17,900,000	365,166
Closed	—	—	(8,400,000)	(280,000)	(8,400,000)	(280,000)
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2016	—	$—	17,900,000	$365,166	17,900,000	$365,166

As of March 31, 2016, the Inflation Focused fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$8,500,000	2.30%	3/29/2019	$15,656
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	5,600,000	2.25%	10/17/2018	24,642
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	1,900,000	2.25%	11/15/2018	10,181
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	1,900,000	2.25%	12/10/2018	11,202

						$61,681

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2016, certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of March 31, 2016, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$13,893,805	$14,183,845	102%
Inflation Focused	897,636	921,905	103%
High Yield	21,676,790	22,168,910	102%
Equity Income	137,668,025	142,841,339	104%
Growth & Income	52,181,852	53,615,214	103%
Growth	76,530,472	78,109,886	102%
Select Value	20,203,428	20,757,169	103%
Aggressive Opportunities	103,535,617	106,192,380	103%
Discovery	32,089,890	32,782,051	102%
International	42,922,515	45,528,617	106%
Core Bond Index	13,601,467	13,844,509	102%
500 Stock Index	19,572,800	20,110,344	103%
Broad Market Index	34,353,380	35,252,391	103%
Mid/Small Company Index	78,912,388	80,670,606	102%
Overseas Equity Index	22,066,781	23,292,770	106%

Securities Lending Transactions Accounted for as Secured Borrowings

The following table presents the liabilities under the outstanding securities lending transactions of the funds as of March 31, 2016, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

The securities lending transactions are governed by Securities Lending Agency Agreements with the applicable counterparties, which are not considered to be master netting arrangements.

	Common Stock	Warrants	Rights	Corporate Obligations	Government Related Obligations	U.S. Treasury Obligations	Total Borrowings
Fund
Low Duration Bond	$—	$—	$—	$14,183,845	$—	$—	$14,183,845
Inflation Focused	—	—	—	707,495	—	214,410	921,905
High Yield	30,207	—	—	22,138,703	—	—	22,168,910
Equity Income	142,841,339	—	—	—	—	—	142,841,339
Growth & Income	53,615,214	—	—	—	—	—	53,615,214
Growth	78,109,886	—	—	—	—	—	78,109,886
Select Value	20,757,169	—	—	—	—	—	20,757,169
Aggressive Opportunities	106,192,380	—	—	—	—	—	106,192,380
Discovery	31,328,132	—	—	1,453,919	—	—	32,782,051
International	45,528,617	—	—	—	—	—	45,528,617

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

	Common Stock	Warrants	Rights	Corporate Obligations	Government Related Obligations	U.S. Treasury Obligations	Total Borrowings
Vantagepoint Fund
Core Bond Index	$—	$—	$—	$7,727,896	$6,110,581	$6,032	$13,844,509
500 Stock Index	20,110,344	—	—	—	—	—	20,110,344
Broad Market Index	35,252,382	9	—	—	—	—	35,252,391
Mid/Small Company Index	80,615,392	55,214	—	—	—	—	80,670,606
Overseas Equity Index	23,292,770	—	—	—	—	—	23,292,770

Note: Disaggregation reflects the securities on loan, not the invested collateral.

Ratio of market value on loan in each category is applied to the amount of the liability for securities lending collateral.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	May 26, 2016

By:	/s/ Michael Guarasci
Michael Guarasci, Principal Financial Officer

Date	May 25, 2016